Securities Act File No.  33-64457
Investment Company Act File No.  811-7435

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933					[X]

Pre-Effective Amendment No.					[   ]
Post-Effective Amendment No. 17				[X]

and

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940			[X]

Amendment No. 18						[X]


Smith Barney Concert Allocation Series Inc.
(Formerly, Smith Barney Concert Series Inc.)
(Exact Name of Registrant as Specified in Charter)

388 Greenwich Street, New York, NY 10013
 (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: 212-816-6474

Christina T. Sydor, Esq.
SSBC Fund Management Inc.
388 Greenwich Street
New York, New York 10013
 (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

	immediately upon filing pursuant to paragraph (b)

XXX	on May 30, 2000 pursuant to paragraph (b) of Rule 485

	60 days after filing pursuant to paragraph (a)(i) of Rule 485

	on (date) pursuant to paragraph (a)(i) of Rule 485

	75 days after filing pursuant to paragraph (a)(ii)of Rule 485

	on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


PART A

                                 SMITH BARNEY

                        CONCERT ALLOCATION SERIES INC.



                                   [GRAPHIC]

                              P R O S P E C T U S


                                 May 30, 2000

                          Class A, B, L and Y Shares

                         Prospectus begins on page one



The Securities and Exchange Commission has
not approved or disapproved these securities or
determined whether this prospectus is accurate or                   Smith Barney
complete. Any statement to the contrary is a crime.                 Mutual Funds

Contents

Smith Barney Concert Allocation Series Inc. consists of 11 separate investment portfolios, each with its own investment objective and policies. This prospectus relates to 6 of those portfolios. Each portfolio offers different levels of potential return and involves different levels of risk.

Investments, risks and performance               2
--------------------------------------------------
 Global Portfolio                                3
--------------------------------------------------
 High Growth Portfolio                           6
--------------------------------------------------
 Growth Portfolio                                9
--------------------------------------------------
 Balanced Portfolio                             12
--------------------------------------------------
 Conservative Portfolio                         15
--------------------------------------------------
 Income Portfolio                               18
--------------------------------------------------

More on the portfolios' investments             21
--------------------------------------------------

Investment strategies and related risks         23
--------------------------------------------------

Management                                      25
--------------------------------------------------

Choosing a class of shares to buy               26
--------------------------------------------------

Comparing the portfolios' classes               27
--------------------------------------------------

Sales charges                                   28
--------------------------------------------------

More about deferred sales charges               30
--------------------------------------------------

Buying shares                                   31
--------------------------------------------------

Exchanging shares                               32
--------------------------------------------------

Redeeming shares                                33
--------------------------------------------------

Other things to know about share transactions   34
--------------------------------------------------

Salomon Smith Barney Retirement programs        35
--------------------------------------------------

Dividends, distributions and taxes              36
--------------------------------------------------

Share price                                     37
--------------------------------------------------

Financial highlights                            38
--------------------------------------------------

                                    1 | The Concert Allocation Series Prospectus

Investments, Risks and Performance

About the portfolios

Each portfolio is a "fund of funds"--meaning it invests in other mutual funds rather than directly in portfolio securities like stocks, bonds and money mar-ket instruments. These underlying mutual funds will be open-end funds managed by the investment manager or its affiliates and have investment goals similar, but not identical to, those of the portfolios.


Each portfolio is managed as an asset allocation program with a Target Alloca-tion and a Target Range.

 Target Allocation is the manager's initial strategic focus in allocating between equity funds and fixed income funds.

 Target Range is the range in which the manager may vary from the Target Allocation.

Investing primarily in other mutual funds presents special risks:

 . In addition to the portfolio's operating expenses, you will indirectly bear the operating expenses of the underlying funds. For instance, you will pay management fees of both the portfolio and the underlying funds.

 . One underlying fund may buy the same securities that another underlying fund sells. You would indirectly bear the costs of these trades without accom-plishing any investment purpose.

 . You may receive taxable gains from portfolio transactions by the underlying funds as well as taxable gains from transactions in shares of the underlying funds by a portfolio.

You should know:

You could lose money on your investment in a portfolio, or the portfolio may not perform as well as other investments

An investment in any of the portfolios is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency

Principal risks of investing in fixed income securities and equity securities

The underlying funds invest in fixed income securities and equity securities. Risks common to investments in fixed income securities and equity securities are set forth below. Because each portfolio has a different investment strate-gy, there are also principal risks that are specific to an investment in a par-ticular portfolio. These unique risks are described in the portfolio summaries beginning on the next page.

Fixed Income Securities:

 . When interest rates go up, prices of fixed income securities go down

 . An issuer of a security may default on its obligation to pay principal and/or interest or have its credit rating downgraded

 . An issuer of a security may prepay principal earlier than scheduled, which would force an underlying fund to reinvest in lower yielding securities. This is known as call or prepayment risk

 . Slower than expected principal payments may extend a security's life. This locks in a below-market interest rate, increases the security's duration and reduces the value of the security. This is known as extension risk

Equity Securities:

 . Stock prices may decline generally

 . If an adverse event occurs, such as the issuance of an unfavorable earnings report, the value of a particular issuer's security may be depressed

                                    2 | The Concert Allocation Series Prospectus

Global Portfolio

Investment objective

Capital appreciation.

Principal investment strategies

The portfolio is a fund of funds. It invests in the Smith Barney global, inter-national and U.S. equity funds listed below.

Selection process

The manager periodically adjusts the allocation of the portfolio's assets among different Smith Barney funds depending upon the manager's outlook for the eq-uity markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity markets, the manager considers the relative outlook for domestic and international equity markets, a broad range of market and economic trends and quantitative factors. The perfor-mance of the underlying funds also influences their weighting in the portfolio. The manager tends to emphasize a mix of underlying funds that together reflect a broad range of U.S. and international equity investments. The portfolio can invest in underlying funds that have a range of investment styles and focuses. Under normal market conditions, the portfolio allocates all of its assets to funds that invest primarily in equity securities.

--------------------------------------------------------------------------------

Target Allocation
---------------------------
Equity Funds           100%
---------------------------
Target Range
---------------------------
Equity Funds        80-100%
---------------------------
Fixed Income Funds    0-20%
---------------------------

Underlying Funds and Target Percentage of Portfolio
--------------------------------------------------------------------------------

Smith Barney Hansberger Global Value Fund       15-35%
------------------------------------------------------
International Equity Portfolio                  10-35%
------------------------------------------------------
Smith Barney Hansberger Global Small Cap Value
Fund                                             5-20%
------------------------------------------------------
Cash Portfolio                                   0-20%
------------------------------------------------------
Concert Peachtree Growth Fund                    0-20%
------------------------------------------------------
Emerging Markets Portfolio                       0-20%
------------------------------------------------------
Large Cap Value Fund                             0-20%
------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.         0-20%
------------------------------------------------------
Smith Barney Large Cap Blend Fund                0-20%
------------------------------------------------------

Smith Barney Large Capitalization Growth Fund    0-20%
------------------------------------------------------
Smith Barney Small Cap Blend Fund, Inc.          0-20%
------------------------------------------------------
European Portfolio                               0-15%
------------------------------------------------------
Pacific Portfolio                                0-15%
------------------------------------------------------
Smith Barney Mid Cap Blend Fund                  0-15%
------------------------------------------------------
Smith Barney Small Cap Growth Fund               0-15%
------------------------------------------------------
Smith Barney Small Cap Value Fund                0-15%
------------------------------------------------------
Smith Barney Appreciation Fund Inc.              0-10%
------------------------------------------------------
Smith Barney Fundamental Value Fund Inc.         0-10%
------------------------------------------------------

Principal risks of investing in the portfolio

Your investment in the portfolio is subject to the risks associated with in-vesting in equity securities generally. The principal risks associated with in-vesting in these securities are described on page 2 under "About the portfo-lios". Your investment in the portfolio is also subject to the following spe-cific risks:

 . You could lose money on your investment in a portfolio, or the portfolio may not perform as well as other investments

 . An underlying fund's investments in foreign securities may decline because of adverse governmental action or political, economic or market instability in a foreign country or region. In addition, currency fluctuations could erase in-vestment gains or add to investment losses. These risks are heightened for investments in emerging markets

 . The manager's judgment about the attractiveness and risk adjusted return po-tential of particular asset classes, investment styles, underlying funds or other issues may prove to be wrong

Who may want to invest

The portfolio may be an appropriate investment if you:

 . Are an aggressive investor seeking capital appreciation

 . Currently have exposure to fixed income investments and less volatile equity investments and wish to broaden your investment portfolio

 . Are willing to accept the risks of the stock market and the special risks of investing in foreign securities, including those of emerging markets

 . Have a long-term time horizon and no need for current income


                                    3 | The Concert Allocation Series Prospectus

Risk return bar chart
--------------------------------------------------------------------------------

The bar chart indicates the risks of investing in the portfolio by showing the performance of the portfolio's Class A shares for the past calendar year. Class B, L and Y shares have different performance because of different expenses. Performance information in the chart does not reflect sales charges, which would reduce your return.

Past performance does not necessarily indicate how the portfolio will perform in the future.

Quarterly Returns: Highest: 22.76% in 4th quarter 1999; Lowest: (17.89)% in 3rd quarter 1999

Year to date: 1.18% (through 3/31/00)

                  Percentage Total Returns for Class A shares

                                  [BAR CHART]

                                      99
                                    ------
                                    33.62%


Risk return table
--------------------------------------------------------------------------------------------
                     Average Annual Total Returns (Calendar years ended December 31, 1999)
                     -----------------------------------------------------------------------
The table as-                                                      S&P Russell   MSCI   MSCI
sumes the impo-                 Class A Class B Class L Class Y    500    2000   EAFE    EMI
sition of the        -----------------------------------------------------------------------
maximum sales        1 Year      26.91%  27.67%  30.38%     n/a 21.03%  19.62% 26.96% 66.41%
charge applica-      -----------------------------------------------------------------------
ble to the           Since
class, redemp-       Inception   11.95%  12.35%  13.64%     n/a 19.51%   2.83% 17.61%  9.38%
tion of shares       -----------------------------------------------------------------------
at the end of        Inception
the period, and      Date        3/9/98  3/9/98  3/9/98     n/a      *       *      *      *
reinvestment of      -----------------------------------------------------------------------
distributions        * Index comparison begins on March 31, 1998.
and dividends.

The table indi-
cates the risks
of investing in
the portfolio
by comparing
the average an-
nual total re-
turn of each
class for the
periods shown
to that of the
S&P 500 Compos-
ite Stock Index
(S&P 500), a
broad-based un-
managed index
of widely held
common stocks;
the Russell
2000 Index
(Russell 2000),
a broad-based
unmanaged capi-
talization
weighted index
of small capi-
talization com-
panies; the
Morgan Stanley
Capital Inter-
national EAFE
Index (MSCI
EAFE), a broad-
based unmanaged
index of for-
eign stocks;
and the Morgan
Stanley Capital
International
Emerging Mar-
kets Index
("MSCI EMI"), a
broad-based un-
managed index
of emerging
market compa-
nies with an
average size of
$800 million
and the index
performance of
emerging mar-
kets in South
America, South
Africa, Asia
and Eastern Eu-
rope.


Fee table
--------------------------------------------------------------------------------

                     Shareholder fees (fees paid
                     directly from your investment)   Class A Class B Class L Class Y
                     ----------------------------------------------------------------
The table sets       Maximum sales charge (load)
forth the fees        imposed on purchases
and expenses          (as a % of offering price)      5.00%     None   1.00%    None
you will pay if      ----------------------------------------------------------------
you invest in        Maximum deferred sales charge
shares of the        (load) (as a % of the
portfolio.           lower of net asset value at
                     purchase or redemption)          None(*)  5.00%   1.00%    None
Based on the         ----------------------------------------------------------------
expense ratios       Annual fund operating expenses
of underlying        (expenses deducted from
Smith Barney         portfolio assets)
funds in which       ----------------------------------------------------------------
the Global           Management fee                   0.35%    0.35%   0.35%   0.35%
portfolio was        ----------------------------------------------------------------
invested on          Distribution and service
January 31,           (12b-1) fees                    0.25%    1.00%   1.00%    None
2000, the ap-        ----------------------------------------------------------------
proximate ex-        Other expenses                   None      None    None    None
pense ratios         ----------------------------------------------------------------
are expected to      Total annual fund operating
be as follows:        expenses                        0.60%    1.35%   1.35%   0.35%
                     ----------------------------------------------------------------
Class A 1.63%,       (*) You may buy Class A shares in amounts of $500,000 or
Class B 2.38%,           more at net asset value (without an initial sales
Class L 2.38%            charge) but if you redeem those shares within 12 months
and Class Y              of purchase you will pay a deferred sales charge of
1.38%. Fee ta-           1.00%.
ble expenses
would be higher
if the expense
ratios of the
underlying
funds were in-
cluded.


                                    4 | The Concert Allocation Series Prospectus

Example
--------------------------------------------------------------------------------

                     Number of years you own
                     your shares               1 year(*) 3 years(*) 5 years(*) 10 years(*)
                     ---------------------------------------------------------------------
The example          Class A (with or without
helps you com-        redemption)                   $657     $  988     $1,342      $2,336
pare the costs       ---------------------------------------------------------------------
of investing in      Class B (assuming
the portfolio         redemption at end of
with other mu-        period)                       $741     $1,042     $1,370      $2,530
tual funds.          ---------------------------------------------------------------------
Your actual          Class B (assuming no
costs may be          redemption)                   $241     $  742     $1,270      $2,530
higher or low-       ---------------------------------------------------------------------
er.                  Class L (assuming
                      redemption at end of
                      period)                       $439     $  835     $1,358      $2,789
                     ---------------------------------------------------------------------
                     Class L (assuming no
                      redemption)                   $339     $  835     $1,358      $2,789
                     ---------------------------------------------------------------------
                     Class Y (with or without
                      redemption)                   $140     $  437     $  755      $1,657
                     ---------------------------------------------------------------------
                     (*) The example assumes:

                      . You invest $10,000 for the period shown

                      . Your investment has a 5% return each year

                      . You reinvest all distributions and dividends without a
                        sales charge

                      . The portfolio's operating expenses remain the same

                      . The expenses of the underlying Smith Barney funds are
                        reflected.

                               5 | The Concert Allocation Series Prospectus

High Growth Portfolio

Investment objective

Capital appreciation.

Principal investment strategies

The portfolio is a fund of funds. It invests in the Smith Barney mutual funds listed below, which are primarily equity funds.

Selection process

The manager periodically adjusts the allocation of the portfolio's assets among different Smith Barney funds depending upon the manager's outlook for the eq-uity markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity markets, the manager considers a broad range of market and economic trends and quantitative factors. The performance of the underlying funds also influences their weighting in the portfolio. The manager tends to emphasize underlying funds that focus upon smaller cap, higher growth companies. However, the portfolio can invest in un-derlying funds that have a range of investment styles and focuses, including large cap, international, emerging markets and high yield (Smith Barney High Income Fund) funds. The portfolio also allocates a portion of its assets to un-derlying funds that primarily invest in debt securities.

--------------------------------------------------------------------------------

Target Allocation
---------------------------
Equity Funds            90%
---------------------------
Fixed Income Funds      10%
---------------------------
Target Range
---------------------------
Equity Funds        80-100%
---------------------------
Fixed Income Funds    0-20%
---------------------------

Underlying Funds and Target Percentage of Portfolio
--------------------------------------------------------------------------------

Smith Barney Aggressive Growth Fund Inc.             10-30%
-----------------------------------------------------------
International Equity Portfolio                        5-25%
-----------------------------------------------------------
Smith Barney Hansberger Global Value Fund             0-25%
-----------------------------------------------------------
Smith Barney Small Cap Blend Fund, Inc.               0-25%
-----------------------------------------------------------
Cash Portfolio                                        0-20%
-----------------------------------------------------------
Concert Peachtree Growth Fund                         0-20%
-----------------------------------------------------------
Emerging Markets Portfolio                            0-20%
-----------------------------------------------------------
Large Cap Value Fund                                  0-20%
-----------------------------------------------------------
Smith Barney Appreciation Fund Inc.                   0-20%
-----------------------------------------------------------
Smith Barney Fundamental Value Fund Inc.              0-20%
-----------------------------------------------------------

Smith Barney Hansberger Global Small Cap Value Fund   0-20%
-----------------------------------------------------------
Smith Barney High Income Fund                         0-20%
-----------------------------------------------------------
Smith Barney Large Cap Blend Fund                     0-20%
-----------------------------------------------------------
Smith Barney Large Capitalization Growth Fund         0-20%
-----------------------------------------------------------
Global Government Bond Portfolio                      0-15%
-----------------------------------------------------------
Smith Barney Government Securities Fund               0-15%
-----------------------------------------------------------
Smith Barney Investment Grade Bond Fund               0-15%
-----------------------------------------------------------
Smith Barney Mid Cap Blend Fund                       0-15%
-----------------------------------------------------------
Smith Barney Small Cap Growth Fund                    0-15%
-----------------------------------------------------------
Smith Barney Small Cap Value Fund                     0-15%
-----------------------------------------------------------

Principal risks of investing in the portfolio

Your investment in the portfolio is subject to the risks associated with in-vesting in equity securities generally. The principal risks associated with in-vesting in equity securities are described on page 2 under "About the portfo-lios". Your investment in the portfolio is also subject to the following spe-cific risks:

 . You could lose money on your investment in a portfolio, or the portfolio may not perform as well as other investments

 . Growth stocks or small capitalization stocks (generally those listed in the Russell 2000 Indices) may fall out of favor with investors and may experience greater volatility, as well as greater potential for gain or loss

 . An underlying fund's investments in foreign securities may decline because of adverse governmental action or political, economic or market instability in a foreign country or region. In addition, currency fluctuations could erase in-vestment gains or add to investmentlosses. These risks are heightened for in-vestments in emerging markets

 . The manager's judgment about the attractiveness and risk adjusted return po-tential of particular assetclasses, investment styles, underlying funds or other issues may prove to be wrong

Who may want to invest

The portfolio may be an appropriate investment if you:

 . Currently have exposure to fixed income investments and less volatile equity investments and wish to broaden your investment portfolio

 . Are willing to accept the risks of the stock market

 . Have a long-term time horizon and no need for current income


                                    6 | The Concert Allocation Series Prospectus

Risk return bar chart
--------------------------------------------------------------------------------

The bar chart indicates the risks of investing in the portfolio by showing the performance of the portfolio's Class A shares for each of the past 3 calendar years. Class B, L and Y shares have different performance because of different expenses. Performance information in the chart does not reflect sales charges, which would reduce your return.

Past performance does not necessarily indicate how the portfolio will perform in the future.

Quarterly Returns: Highest: 22.13% in 4th quarter 1998; Lowest: (15.61)% in 3rd quarter 1998

Year to date: 4.89% (through 3/31/00)

                 Percentage Total Returns for Class A shares

                                 [BAR CHART]

                       Calendar years ended December 31

                      97              98              99
                    ------          ------          ------
                    12.46%          15.52%          27.46%


Risk return table
--------------------------------------------------------------------------------

                     Average Annual Total Returns (Calendar years ended December 31, 1999)
                     ----------------------------------------------------------------------
The table as-                                                      S&P Russell   MSCI  High
sumes the impo-                 Class A Class B Class L Class Y    500    2000   EAFE Yield
sition of the        ----------------------------------------------------------------------
maximum sales        1 Year      21.12%  21.46%  24.21%     n/a 21.03%  19.62% 26.96% 1.73%
charge applica-      ----------------------------------------------------------------------
ble to the           Since
class, redemp-       Inception   14.10%  14.31%  14.37%     n/a 26.27%  12.18% 13.63% 7.08%
tion of shares       ----------------------------------------------------------------------
at the end of        Inception
the period, and      Date        2/5/96  2/5/96  2/5/96     n/a      *       *      *     *
reinvestment of      ----------------------------------------------------------------------
distributions        * Index comparison begins on February 29, 1996.
and dividends.

The table indi-
cates the risks
of investing in
the portfolio
by comparing
the average an-
nual total re-
turn of each
class for the
periods shown
to that of the
S&P 500 Compos-
ite Stock Index
(S&P 500), a
broad-based un-
managed index
of widely held
common stocks;
the Russell
2000 Index
(Russell 2000),
a broad-based
unmanaged capi-
talization
weighted index
of small capi-
talization com-
panies; the
Morgan Stanley
Capital Inter-
national EAFE
Index (MSCI
EAFE), a broad-
based unmanaged
index of for-
eign stocks;
and the Salomon
Smith Barney
High Yield Mar-
ket Index (High
Yield), a
broad-based un-
managed index
of high yield
securities.

Fee table
--------------------------------------------------------------------------------

                     Shareholder fees (fees paid
                     directly from your investment)   Class A Class B Class L Class Y
                     ----------------------------------------------------------------
The table sets       Maximum sales charge (load)
forth the fees        imposed on purchases (as a %
and expenses          of offering price)               5.00%    None   1.00%    None
you will pay if      ----------------------------------------------------------------
you invest in        Maximum deferred sales charge
shares of the        (load)
portfolio.           (as a % of the lower of net
                     asset value at purchase or
Based on the         redemption)                        None*  5.00%   1.00%    None
expense ratios       ----------------------------------------------------------------
of underlying        Annual fund operating expenses
Smith Barney         (expenses deducted from
funds in which       portfolio assets)
the High Growth      ----------------------------------------------------------------
portfolio was        Management fee                    0.35%   0.35%   0.35%   0.35%
invested on          ----------------------------------------------------------------
January 31,          Distribution and service
2000, the ap-         (12b-1) fees                     0.25%   1.00%   1.00%    None
proximate ex-        ----------------------------------------------------------------
pense ratios         Other expenses                     None    None    None    None
are expected to      ----------------------------------------------------------------
be as follows:       Total annual fund operating
Class A 1.45%,        expenses                         0.60%   1.35%   1.35%   0.35%
Class B 2.20%,       ----------------------------------------------------------------
Class L 2.20%         *  You may buy Class A shares in amounts of $500,000 or more
and Class Y              at net asset value (without an initial sales charge) but
1.20%. Fee ta-           if you redeem those shares within 12 months of purchase
ble expenses             you will pay a deferred sales charge of 1.00%.
would be higher
if the expense
ratios of the
underlying
funds were in-
cluded.


                                    7 | The Concert Allocation Series Prospectus

Example
--------------------------------------------------------------------------------

                     Number of years you own
                     your shares               1 year* 3 years* 5 years* 10 years*
                     -------------------------------------------------------------
The example          Class A (with or without
helps you com-        redemption)                 $640     $936   $1,253    $2,148
pare the costs       -------------------------------------------------------------
of investing in      Class B (assuming
the portfolio         redemption at end of
with other mu-        period)                     $723     $988   $1,280    $2,344
tual funds.          -------------------------------------------------------------
Your actual          Class B (assuming no
costs may be          redemption)                 $223     $688   $1,180    $2,344
higher or low-       -------------------------------------------------------------
er.                  Class L (assuming
                      redemption at end of
                      period)                     $421     $781   $1,268    $2,609
                     -------------------------------------------------------------
                     Class L (assuming no
                      redemption)                 $321     $781   $1,268    $2,609
                     -------------------------------------------------------------
                     Class Y (with or without
                      redemption)                 $122     $381   $  660    $1,455
                     -------------------------------------------------------------
                     *The example assumes:

                     . You invest $10,000 for the period shown
                     . Your investment has a 5% return each year
                     . You reinvest all distributions and dividends without a
                       sales charge
                     . The portfolio's operating expenses remain the same
                     . The expenses of the underlying Smith Barney funds are re-
                       flected.


                                    8 | The Concert Allocation Series Prospectus

Growth Portfolio

Investment objective

Long-term growth of capital.

Principal investment strategies

The portfolio is a fund of funds. It invests in the Smith Barney mutual funds listed below, which are primarily equity funds.

Selection process

The manager periodically adjusts the allocation of the portfolio's assets among different Smith Barney funds depending upon the manager's outlook for the eq-uity markets in general, and, to a lesser degree, the bond markets, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity markets, the manager considers a broad range of market and economic trends and quantitative factors. The performance of the underlying funds also influences their weighting in the portfolio. The manager tends to emphasize underlying funds that focus upon larger capitalization companies. However, the portfolio can invest in underlying funds that have a range of in-vestment styles and focuses, including small cap, international and high yield (Smith Barney High Income Fund) funds. The portfolio also allocates a signifi-cant portion of its assets to underlying funds that primarily invest in a broad range of debt securities to help reduce volatility.

--------------------------------------------------------------------------------

Target Allocation
--------------------------
Equity Funds           70%
--------------------------
Fixed Income Funds     30%
--------------------------
Target Range
--------------------------
Equity Funds        60-80%
--------------------------
Fixed Income Funds  20-40%
--------------------------

Underlying Funds and Target Percentage of Portfolio
--------------------------------------------------------------------------------

Smith Barney Appreciation Fund Inc.             0-30%
-----------------------------------------------------
Smith Barney Fundamental Value Fund Inc.        0-30%
-----------------------------------------------------
Smith Barney High Income Fund                   5-20%
-----------------------------------------------------
Cash Portfolio                                  0-20%
-----------------------------------------------------
Concert Peachtree Growth Fund                   0-20%
-----------------------------------------------------
International Equity Portfolio                  0-20%
-----------------------------------------------------
Large Cap Value Fund                            0-20%
-----------------------------------------------------
Smith Barney Government Securities Fund         0-20%
-----------------------------------------------------
Smith Barney Hansberger Global Value Fund       0-20%
-----------------------------------------------------
Smith Barney Large Cap Blend Fund               0-20%
-----------------------------------------------------
Smith Barney Large Capitalization Growth Fund   0-20%
-----------------------------------------------------

Smith Barney Small Cap Blend Fund, Inc.         0-20%
-----------------------------------------------------
Global Government Bond Portfolio                0-15%
-----------------------------------------------------
Short-Term High Grade Bond Fund                 0-15%
-----------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.        0-15%
-----------------------------------------------------
Smith Barney Investment Grade Bond Fund         0-15%
-----------------------------------------------------
Smith Barney Managed Governments Fund Inc.      0-15%
-----------------------------------------------------
Smith Barney Hansberger Global Small Cap Value
Fund                                            0-10%
-----------------------------------------------------
Smith Barney Mid Cap Blend Fund                 0-10%
-----------------------------------------------------
Smith Barney Small Cap Growth Fund              0-10%
-----------------------------------------------------
Smith Barney Small Cap Value Fund               0-10%
-----------------------------------------------------

Principal risks of investing in the portfolio

Your investment in the portfolio is subject to the risks associated with in-vesting in equity securities and, to a lesser degree, fixed income securities generally. The principal risks associated with investing in equity securities are described on page 2 under "About the portfolios". Your investment in the portfolio is also subject to the following specific risks:

 . You could lose money on your investment in a portfolio, or the portfolio may not perform as well as other investments

 . An underlying fund's investments in foreign securities may decline because of adverse governmental action or political, economic or market instability in a foreign country or region. In addition, currency fluctuations could erase in-vestment gains or add to investment losses. These risks are heightened for investments in emerging markets

 . The manager's judgment about the attractiveness and risk adjusted return po-tential of particular asset classes, investment styles, underlying funds or other issues may prove to be wrong

 . Growth stocks or small capitalization stocks (generally those listed on the Russell 2000 Indices) may fall out of favor and may experience greater vola-tility, as well as greater potential for gain or loss


 . When interest rates go up, prices of fixed income securities go down

Who may want to invest

The portfolio may be an appropriate investment if you:

 . Are seeking growth of capital

 . Are willing to accept the risks of the stock market, although lessened through greater exposure to fixed income securities than the High Growth Portfolio

 . Have a long-term time horizon and no need for current income


                                   9 | The Concert Allocation Series Prospectus

Risk return bar chart
--------------------------------------------------------------------------------

The bar chart indicates the risks of investing in the portfolio by showing the performance of the portfolio's Class A shares for each of the past 3 calendar years. Class B, L and Y shares have different performance because of different expenses. Performance information in the chart does not reflect sales charges, which would reduce your return.

Past performance does not necessarily indicate how the portfolio will perform in the future.

Quarterly Returns: Highest: 15.29% in 4th quarter 1998; Lowest: (10.67)% in 3rd quarter 1998

Year to date: 3.60% (through 3/31/00)

                  Percentage Total Returns for Class A shares

                                 [BAR CHART]

                       Calendar years ended December 31

                      97              98              99
                    ------          ------          ------
                    14.68%          13.61%          17.23%


Risk return table
--------------------------------------------------------------------------------

                     Average Annual Total Returns
                     (Calendar Years Ended December 31, 1999)
                     -------------------------------------------------------------------------
The table as-                                                      S&P  Russell   MSCI
sumes the impo-                 Class A Class B Class L Class Y    500     2000   EAFE  Lehman
sition of the        -------------------------------------------------------------------------
maximum sales        1 Year      11.35%  11.31%  14.15%     n/a 21.03%   19.62% 26.96% (2.15)%
charge applica-      -------------------------------------------------------------------------
ble to the           Since
class, redemp-       Inception   12.08%  12.34%  12.42%     n/a 26.27%*  12.18% 13.63%   5.51%
tion of shares       -------------------------------------------------------------------------
at the end of        Inception
the period, and      Date        2/5/96  2/5/96  2/5/96     n/a      *        *      *       *
reinvestment of      -------------------------------------------------------------------------
distributions        * Index comparison begins on February 29, 1996.
and dividends.

The table indi-
cates the risks
of investing in
the portfolio
by comparing
the average an-
nual total re-
turn of each
class for the
periods shown
to that of the
S&P 500 Compos-
ite Stock Index
(S&P 500), a
broad-based un-
managed index
of widely held
common stocks;
the Russell
2000 Index
(Russell 2000),
a broad-based
unmanaged capi-
talization
weighted index
of small capi-
talization com-
panies; the
Morgan Stanley
Capital Inter-
national EAFE
Index (MSCI
EAFE), a broad-
based unmanaged
index of for-
eign stocks;
and the Lehman
Government/
Corporate Bond
Index (Lehman),
a broad-based
index of fixed
income securi-
ties.



Fee table
--------------------------------------------------------------------------------

                     Shareholder fees (fees paid
                     directly from your investment)   Class A Class B Class L Class Y
                     ----------------------------------------------------------------
The table sets       Maximum sales charge (load)
forth the fees        imposed on purchases (as a %
and expenses          of offering price)               5.00%    None   1.00%    None
you will pay if      ----------------------------------------------------------------
you invest in        Maximum deferred sales charge
shares of the        (load)
portfolio.           (as a % of the lower of net
                     asset value at purchase or
Based on the         redemption)                        None*  5.00%   1.00%    None
expense ratios       ----------------------------------------------------------------
of underlying        Annual fund operating expenses
Smith Barney         (expenses deducted from
funds in which       portfolio assets)
the Growth           ----------------------------------------------------------------
portfolio was        Management fee                    0.35%   0.35%   0.35%   0.35%
invested on          ----------------------------------------------------------------
January 31,          Distribution and service
2000, the ap-         (12b-1) fees                     0.25%   1.00%   1.00%    None
proximate ex-        ----------------------------------------------------------------
pense ratios         Other expenses                     None    None    None    None
are expected to      ----------------------------------------------------------------
be as follows:       Total annual fund operating
Class A 1.39%,        expenses                         0.60%   1.35%   1.35%   0.35%
Class B 2.14%,       ----------------------------------------------------------------
Class L 2.14%         * You may buy Class A shares in amounts of $500,000 or more
and Class Y             at net asset value (without an initial sales charge) but
1.14%. Fee ta-          if you redeem those shares within 12 months of purchase
ble expenses            you will pay a deferred sales charge of 1.00%.
would be higher
if the expense
ratios of the
underlying
funds were in-
cluded.


                                   10 | The Concert Allocation Series Prospectus

Example
--------------------------------------------------------------------------------

The example          Number of years you own
helps you com-       your shares               1 year* 3 years* 5 years* 10 years*
pare the costs       -------------------------------------------------------------
of investing in
the portfolio        Class A (with or without
with other mu-        redemption)                 $634     $918   $1,222    $2,085
tual funds.          -------------------------------------------------------------
Your actual          Class B (assuming
costs may be          redemption at end of
higher or low-        period)                     $717     $970   $1,249    $2,282
er.                  -------------------------------------------------------------
                     Class B (assuming no
                      redemption)                 $217     $670   $1,149    $2,282
                     -------------------------------------------------------------
                     Class L (assuming
                      redemption at end of
                      period)                     $415     $763   $1,238    $2,548
                     -------------------------------------------------------------
                     Class L (assuming no
                      redemption)                 $315     $763   $1,238    $2,548
                     -------------------------------------------------------------
                     Class Y (with or without
                      redemption)                 $116     $362   $  628    $1,386
                     -------------------------------------------------------------

                     * The example assumes:
                     . You invest $10,000 for the period shown
                     . Your investment has a 5% return each year
                     . You reinvest all distributions and dividends without a
                       sales charge
                     . The portfolio's operating expenses remain the same
                     . The expenses of the underlying Smith Barney funds are re-
                       flected.

                                   11 | The Concert Allocation Series Prospectus

Balanced Portfolio

Investment objective

Balance of growth of capital and income.

Principal investment strategies

The portfolio is a fund of funds. It invests in the Smith Barney equity and fixed income funds listed below.

Selection process

The manager periodically adjusts the allocation of the portfolio's assets among different Smith Barney funds depending upon the manager's outlook for the eq-uity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the manager considers a broad range of market and economic trends and quantitative factors. The performance of the underlying funds also influences their weighting in the portfolio. In selecting equity funds, the manager tends to emphasize underlying funds that focus upon established large-capitalization U.S. stocks. The portfolio's fixed income funds mainly invest in U.S. govern-ment and agency securities and mortgage-backed securities. However, the portfo-lio can invest in underlying funds that have a range of investment styles and focuses.

--------------------------------------------------------------------------------

Target Allocation
--------------------------
Equity Funds           50%
--------------------------
Fixed Income Funds     50%
--------------------------
Target Range
--------------------------
Equity Funds        40-60%
--------------------------
Fixed Income Funds  40-60%
--------------------------

Underlying Funds and Target Percentage of Portfolio
--------------------------------------------------------------------------------

Smith Barney Diversified Strategic Income Fund  5-25%
-----------------------------------------------------
Large Cap Value Fund                            5-20%
-----------------------------------------------------
Smith Barney Convertible Fund                   5-20%
-----------------------------------------------------
Smith Barney Large Cap Blend Fund               5-20%
-----------------------------------------------------
Smith Barney Managed Governments Fund Inc.      5-20%
-----------------------------------------------------
Smith Barney Premium Total Return Fund          5-20%
-----------------------------------------------------
Cash Portfolio                                  0-25%
-----------------------------------------------------
Short-Term High Grade Bond Fund                 0-20%
-----------------------------------------------------
Smith Barney Appreciation Fund Inc.             0-20%
-----------------------------------------------------

Smith Barney Fundamental Value Fund Inc.       0-20%
----------------------------------------------------
Smith Barney Government Securities Fund        0-20%
----------------------------------------------------
Concert Peachtree Growth Fund                  0-15%
-----------------------------------------------------
Global Government Bond Portfolio               0-15%
-----------------------------------------------------
International Equity Portfolio                 0-15%
-----------------------------------------------------
Smith Barney Hansberger Global Value Fund      0-15%
-----------------------------------------------------
Smith Barney High Income Fund                  0-15%
-----------------------------------------------------
Smith Barney Large Capitalization Growth Fund  0-15%
-----------------------------------------------------
Smith Barney Small Cap Blend Fund, Inc.        0-15%
-----------------------------------------------------

Principal risks of investing in the portfolio

Your investment in the portfolio is subject to the risks associated with in-vesting in both fixed income securities and equity securities generally. The principal risks associated with investing in these securities are described on page 2 under "About the portfolios". Your investment in the portfolio is also subject to the following specific risks:

 . You could lose money on your investment in a portfolio, or the portfolio may not perform as well as other investments

 . An underlying fund's investments in foreign securities may decline because of adverse governmental action or political, economic or market instability in a foreign country or region. In addition, currency fluctuations could erase investment gains or add to investment losses. These risks are heightened for investments in emerging markets

 . The manager's judgment about the attractiveness and risk adjusted return po-tential of particular asset classes, investment styles, underlying funds or other issues may prove to be wrong

 . When interest rates go up, prices of fixed income securities go down

Who may want to invest

The portfolio may be an appropriate investment if you:

 . Are willing to sacrifice some growth potential for less volatility

 . Are willing to accept the risks of the stock market

 . Have a long-term time horizon


                                  12 | The Concert Allocation Series Prospectus

Risk return bar chart
--------------------------------------------------------------------------------

The bar chart indicates the risks of investing in the portfolio by showing the performance of the portfolio's Class A shares for each of the past 3 calendar years. Class B, L and Y shares have different performance because of different expenses. Performance information in the chart does not reflect sales charges, which would reduce your return.

Past performance does not necessarily indicate how the portfolio will perform in the future.

Quarterly returns: Highest: 7.71% in 4th quarter 1998; Lowest: (5.18)% in 3rd quarter 1998

Year to date: 3.43% (through 3/31/00)

                  Percentage Total Returns for Class A shares

                                  [BAR CHART]

                       Calendar years ended December 31

                      97              98              99
                    ------          ------          ------
                     12.78%          8.84%           7.35%


Risk return table
--------------------------------------------------------------------------------

                     Average Annual Total Returns (Calendar Years
                     Ended December 31, 1999)
                     ------------------------------------------------------------------------
The table as-                                                      S&P                  World
sumes the impo-                 Class A Class B Class L Class Y    500  Lehman T-bill    Bond
sition of the        ------------------------------------------------------------------------
maximum sales        1 Year       1.95%   1.52%   4.46%     n/a 21.03% (2.15)%  4.26% (4.27)%
charge applica-      ------------------------------------------------------------------------
ble to the           Since
class, redemp-       Inception    8.27%   8.48%   8.59%     n/a 26.27%   5.51%  5.54%   4.11%
tion of shares       ------------------------------------------------------------------------
at the end of        Inception
the period, and      Date        2/5/96  2/5/96  2/5/96     n/a      *       *      *       *
reinvestment of      ------------------------------------------------------------------------
distributions        * Index comparison begins on February 29, 1996.
and dividends.

The table indi-
cates the risks
of investing in
the portfolio
by comparing
the average an-
nual total re-
turn of each
class for the
periods shown
to that of the
S&P 500 Compos-
ite Stock Index
(S&P 500), a
broad-based un-
managed index
of widely held
common stocks;
the Lehman
Government/Corporate
Bond Index
(Lehman
Gov/Corp), a
broad-based un-
managed index
of fixed income
securities; the
Salomon Smith
Barney One-Year
Treasury Bill
Index (T-bill),
consisting of a
single 1-Year
U.S. Treasury
bill whose re-
turn is tracked
until maturity;
and the Salomon
Smith Barney
World Govern-
ment Bond Index
(World Bond), a
broad-based un-
managed index
of interna-
tional fixed
income securi-
ties.


Fee table
--------------------------------------------------------------------------------

                     Shareholder fees (fees paid
                     directly from your investment)   Class A Class B Class L Class Y
                     ----------------------------------------------------------------
The table sets       Maximum sales charge (load)
forth the fees       imposed on purchases
and expenses         (as a % of offering price)        5.00%    None   1.00%    None
you will pay if      ----------------------------------------------------------------
you invest in        Maximum deferred sales charge
shares of the        (load) (as a % of the lower of
portfolio.           net asset value at purchase or
                     redemption)                       None*   5.00%   1.00%    None
Based on the         ----------------------------------------------------------------
expense ratios       Annual fund operating expenses
of underlying        (expenses deducted from
Smith Barney         portfolio assets)
funds in which       ----------------------------------------------------------------
the Balanced         Management fee                    0.35%   0.35%   0.35%   0.35%
portfolio was        ----------------------------------------------------------------
invested on          Distribution and service
January 31,           (12b-fees)                       0.25%   1.00%   1.00%    None
2000, the ap-        ----------------------------------------------------------------
proximate ex-        Other expenses                     None    None    None    None
pense ratios         ----------------------------------------------------------------
are expected to      Total annual fund operating
be as follows:        expenses                         0.60%   1.35%   1.35%   0.35%
Class A 1.32%,       ----------------------------------------------------------------
Class B 2.07%,       * You may buy Class A shares in amounts of $500,000 or more
Class L 2.07%          at net asset value (without an initial sales charge) but
and Class Y            if you redeem those shares within 12 months of purchase
1.07%. Fee ta-         you will pay a deferred sales charge of 1.00%.
ble expenses
would be higher
if the expense
ratios of the
underlying
funds were in-
cluded.



                                  13 |  The Concert Allocation Series Prospectus

Example
--------------------------------------------------------------------------------

                     Number of years you own
                     your shares               1 Year* 3 Years* 5 Years* 10 Years*
                     -------------------------------------------------------------
The example          Class A (with or without
helps you com-        redemption)                 $628     $897   $1,187    $2,011
pare the costs       -------------------------------------------------------------
of investing in      Class B (assuming
the portfolio         redemption at end of
with other mu-        period)                     $710     $949   $1,214    $2,208
tual funds.          -------------------------------------------------------------
Your actual          Class B (assuming no
costs may be          redemption)                 $210     $649   $1,114    $2,208
higher or low-       -------------------------------------------------------------
er.                  Class L (assuming
                      redemption at end of
                      period)                     $408     $742   $1,202    $2,476
                     -------------------------------------------------------------
                     Class L (assuming no
                      redemption)                 $308     $742   $1,202    $2,476
                     -------------------------------------------------------------
                     Class Y (with or without
                      redemption)                 $109     $340   $  590    $1,306
                     -------------------------------------------------------------
                     * The example assumes:

                     . You invest $10,000 for the period shown
                     . Your investment has a 5% return each year
                     . You reinvest all distributions and dividends without a
                       sales charge
                     . The portfolio's operating expenses remain the same
                     . The expenses of the underlying Smith Barney funds are re-
                       flected.

                                   14 | The Concert Allocation Series Prospectus

Conservative Portfolio

Investment objective

Primary: Income. Secondary: Long-term growth of capital.

Principal investment strategies

The portfolio is a fund of funds. It invests primarily in the Smith Barney funds that focus on the taxable fixed income funds listed below. The portfolio also invests in stock funds invested primarily in U.S. large capitalization stocks.

Selection process

The manager periodically adjusts the allocation of the portfolio's assets among different Smith Barney funds depending upon the manager's outlook for the dif-ferent sectors of the bond market and, to a lesser degree, the equities mar-kets. In assessing the bond markets, the manager considers a broad range of economic trends and quantitative factors. The performance of the underlying funds also influences their weighting in the portfolio. The portfolio's fixed income funds mainly invest in U.S. government and agency securities and mort-gage-backed securities. In selecting equity funds, the manager tends to empha-size underlying funds that focus upon large capitalization stocks. However, the portfolio can invest in underlying funds that have a range of investment styles and focuses.

--------------------------------------------------------------------------------

Target Allocation
--------------------------
Equity Funds           30%
--------------------------
Fixed Income Funds     70%
--------------------------
Target Range
--------------------------
Equity Funds        20-40%
--------------------------
Fixed Income Funds  60-80%
--------------------------

Underlying Funds and Target Percentage of Portfolio
--------------------------------------------------------------------------------

Smith Barney Diversified Strategic Income Fund  10-30%
------------------------------------------------------
Smith Barney Managed Governments Fund Inc.       5-25%
------------------------------------------------------
Smith Barney Premium Total Return Fund           5-25%
------------------------------------------------------
Smith Barney Government Securities Fund          5-20%
------------------------------------------------------
Smith Barney Convertible Fund                    5-15%
------------------------------------------------------
Cash Portfolio                                   0-30%
------------------------------------------------------
Global Government Bond Portfolio                 0-20%
------------------------------------------------------

Large Cap Value Fund                             0-20%
------------------------------------------------------
Short-Term High Grade Bond Fund                  0-20%
------------------------------------------------------
Smith Barney High Income Fund                    0-20%
------------------------------------------------------
Smith Barney Appreciation Fund Inc.              0-15%
------------------------------------------------------
Smith Barney Fundamental Value Fund Inc.         0-15%
------------------------------------------------------
International Equity Portfolio                   0-10%
------------------------------------------------------
Smith Barney Hansberger Global Value Fund        0-10%
------------------------------------------------------

Principal risks of investing in the portfolio

Your investment in the portfolio is subject to the risks associated with in-vesting in fixed income securities and, to a lesser degree, equity securities generally. The principal risks associated with investing in these securities are described on page 2 under "About the portfolios". Your investment in the portfolio is also subject to the following specific risks:

 . You could lose money on your investment in a portfolio, or the portfolio may not perform as well as other investments

 . The manager's judgment about the attractiveness and risk adjusted return po-tential of particular asset classes, investment styles, underlying funds or other issues may prove to be wrong

 . When interest rates go up, prices of fixed income securities go down

 . An issuer of a security may prepay principal earlier than scheduled, which would force an underlying fund to reinvest in lower yielding securities

Who may want to invest

The portfolio may be an appropriate investment if you:

 . Are seeking income, but also some long-term growth of capital to help offset the loss of purchasing power because of inflation

 . Are a conservative investor willing to sacrifice some growth potential in ex-change for less (but not zero) volatility

                                   15 | The Concert Allocation Series Prospectus

Risk return bar chart
--------------------------------------------------------------------------------

The bar chart indicates the risks of investing in the portfolio by showing the performance of the portfolio's Class A shares for each of the past 3 calendar years. Class B, L and Y shares have different performance because of different expenses. Performance information in the chart does not reflect sales charges, which would reduce your return.

Past performance does not necessarily indicate how the portfolio will perform in the future.

Quarterly Returns: Highest: 6.01% in 2nd quarter 1997; Lowest: (3.42)% in 3rd quarter 1998

Year to date: 2.42% (through 3/31/00)

                 Percentage Total Returns for Class A shares

                                 [BAR CHART]

                       Calendar years ended December 31

                      97              98              99
                    ------          ------          ------
                    11.81%          6.02%           3.98%


Risk return table
--------------------------------------------------------------------------------

                     Average Annual Total Returns (Calendar Years
                     Ended December 31, 1999)
                     ----------------------------------------------------------------------
The table as-                                                      S&P          High
sumes the impo-                 Class A Class B Class L Class Y    500  Lehman Yield T-bill
sition of the        ----------------------------------------------------------------------
maximum sales        1 Year     (0.67)% (0.96)%   1.52%     n/a 21.03% (2.15)% 1.73%  4.26%
charge applica-      ----------------------------------------------------------------------
ble to the           Since
class, redemp-       Inception    6.23%   6.52%   6.73%     n/a 26.27%   5.51% 7.08%  5.54%
tion of shares       ----------------------------------------------------------------------
at the end of        Inception
the period, and      Date        2/5/96  2/5/96  2/5/96     n/a   *       *      *     *
reinvestment of      ----------------------------------------------------------------------
distributions        * Index comparison begins on February 29, 1996.
and dividends.

The table indi-
cates the risks
of investing in
the portfolio
by comparing
the average an-
nual total re-
turn of each
class for the
periods shown
to that of the
S&P 500 Compos-
ite Stock Index
(S&P 500), a
broad-based un-
managed index
of widely held
common stocks;
the Lehman
Government/Corporate
Bond Index
(Lehman), a
broad-based un-
managed index
of fixed income
securities;
Salomon Smith
Barney High
Yield Market
Index (High
Yield), a
broad-based un-
managed index
of high yield
securities and
the Salomon
Smith Barney
One-Year Trea-
sury Bill Index
(T-bill), con-
sisting of a
single 1-Year
U.S. Treasury
bill whose re-
turn is tracked
until maturity.


Fee table
--------------------------------------------------------------------------------

                     Shareholder fees (fees paid
                     directly from your investment)   Class A Class B Class L Class Y
                     ----------------------------------------------------------------
The table sets       Maximum sales charge (load)
forth the fees        imposed on purchases
and expenses          (as a % of offering price)       4.50%    None   1.00%    None
you will pay if      ----------------------------------------------------------------
you invest in        Maximum deferred sales charge
shares of the         (load)
portfolio.            (as a % of the lower of net
                      asset value at purchase or
Based on ex-          redemption)                      None*   4.50%   1.00%    None
pense ratios of      ----------------------------------------------------------------
underlying           Annual fund operating expenses
Smith Barney         (expenses deducted from
funds in which       portfolio assets)
the Conserva-        ----------------------------------------------------------------
tive portfolio       Management fee                    0.35%   0.35%   0.35%   0.35%
was invested on      ----------------------------------------------------------------
January 31,          Distribution and service
2000, the ap-         (12b-1) fees                     0.25%   0.75%   0.70%    None
proximate ex-        ----------------------------------------------------------------
pense ratios         Other expenses                     None    None    None    None
are expected to      ----------------------------------------------------------------
be as follows:       Total annual fund operating
Class A 1.32%,        expenses                         0.60%   1.10%   1.05%   0.35%
Class B 1.82%,       ----------------------------------------------------------------
Class L 1.77%         * You may buy Class A shares in amounts of $500,000 or more
and Class Y             at net asset value (without an initial sales charge) but
1.07%. Fee ta-          if you redeem those shares within 12 months of purchase
ble expenses            you will pay a deferred sales charge of 1.00%.
would be higher
if the expense
ratios of the
underlying
funds were in-
cluded.

                                    16| The Concert Allocation Series Prospectus

Example
--------------------------------------------------------------------------------

The example          Number of years you own
helps you com-       your shares            1 year* 3 years* 5 years* 10 years*
pare the costs       ----------------------------------------------------------
of investing in
the portfolio        Class A (with or without
with other mu-        redemption)              $578    $849     $1,141   $1,969
tual funds.          ----------------------------------------------------------
Your actual          Class B (assuming
costs may be          redemption at end of
higher or low-        period)                  $635    $873     $1,085   $2,006
er.                  ----------------------------------------------------------
                     Class B (assuming no
                      redemption)              $185    $573     $  985   $2,006
                     ----------------------------------------------------------
                     Class L (assuming
                      redemption at end of
                      period)                  $378    $652     $1,050   $2,163
                     ----------------------------------------------------------
                     Class L (assuming no
                      redemption)              $278    $652     $1,050   $2,163
                     ----------------------------------------------------------
                     Class Y (with or without
                      redemption)              $109    $340     $  590   $1,306
                     ----------------------------------------------------------

                     * The example assumes:
                     . You invest $10,000 for the period shown
                     . Your investment has a 5% return each year
                     . You reinvest all distributions and dividends without a
                       sales charge
                     . The portfolio's operating expenses remain the same
                     . The expenses of the underlying Smith Barney funds are re-
                       flected.

                                   17 | The Concert Allocation Series Prospectus

Income Portfolio

Investment objective

High current income.

Principal investment strategies

The portfolio is a fund of funds. It invests primarily in the Smith Barney funds listed below that focus on taxable fixed income securities.

Selection process

The manager periodically adjusts the allocation of the portfolio's assets among different Smith Barney funds depending upon the manager's outlook for the dif-ferent sectors of the bond market. In assessing the bond markets, the manager considers a broad range of economic trends and quantitative factors. The per-formance of the underlying funds also influences their weighting in the portfo-lio. The portfolio focuses on funds that invest in a broad range of fixed in-come securities. The portfolio also allocates a portion of its assets to under-lying funds that primarily invest in equity securities.

--------------------------------------------------------------------------------

Target Allocation
---------------------------
Equity Funds            10%
---------------------------
Fixed Income Funds      90%
---------------------------
Target Range
---------------------------
Equity Funds          0-20%
---------------------------
Fixed Income Funds  80-100%
---------------------------

Underlying Funds and Target Percentage of Portfolio
--------------------------------------------------------------------------------

Smith Barney Diversified Strategic Income Fund  10-30%
------------------------------------------------------
Short-Term High Grade Bond Fund                  5-30%
------------------------------------------------------
Smith Barney Managed Governments Fund Inc.       5-30%
------------------------------------------------------
Smith Barney Government Securities Fund          5-20%
------------------------------------------------------
Cash Portfolio                                   0-30%
------------------------------------------------------
Smith Barney High Income Fund                    0-25%
------------------------------------------------------
Global Government Bond Portfolio                 0-20%
------------------------------------------------------

Large Cap Value Fund                             0-15%
------------------------------------------------------
Smith Barney Convertible Fund                    0-15%
------------------------------------------------------
Smith Barney Investment Grade Bond Fund          0-15%
------------------------------------------------------
Smith Barney Premium Total Return Fund           0-15%
------------------------------------------------------
International Equity Portfolio                   0-10%
------------------------------------------------------
Smith Barney Appreciation Fund Inc.              0-10%
------------------------------------------------------
Smith Barney Fundamental Value Fund Inc.         0-10%
------------------------------------------------------

Principal risks of investing in the portfolio

Your investment in the portfolio is subject to the risks associated with in-vesting in fixed income securities and, to a lesser degree, equity securities generally. The principal risks associated with investing in these securities are described on page 2 under "About the portfolios". Your investment in the portfolio is also subject to the following specific risks:

 . You could lose money on your investment in a portfolio, or the portfolio may not perform as well as other investments

 . The manager's judgment about the attractiveness and risk adjusted return potential of particular asset classes, investment styles, underlying funds or other issues may prove to be wrong

 . When interest rates go up, prices of fixed income securities go down

 . An issuer of a security may prepay principal earlier than scheduled, which would force an underlying fund to reinvest in lower yielding securities

 . An issuer of a security may default on its obligation to pay principal and/or interest or the security's credit rating may be downgraded


Who may want to invest

The portfolio may be an appropriate investment if you:

 . Are seeking current income

 . Are a conservative investor willing to sacrifice growth potential for less
  (but not zero) volatility


                                   18 | The Concert Allocation Series Prospectus

Risk return bar chart
--------------------------------------------------------------------------------

The bar chart indicates the risks of investing in the portfolio by showing the performance of the portfolio's Class A shares for each of the past 3 calendar years. Class B, L and Y shares have different performance because of different expenses. Performance information in the chart does not reflect sales charges, which would reduce your return.

Past performance does not necessarily indicate how the portfolio will perform in the future.

Quarterly Returns: Highest: 5.09% in 2nd quarter 1997; Lowest: (1.10)% in 3rd quarter 1998

Year to date: 1.34% (through 3/31/00)

                  Percentage Total Returns for Class A shares

                                  [BAR CHART]

                      97              98              99
                     ----            ----            ----
                     11.00%          5.32%           0.34%

Risk return table
--------------------------------------------------------------------------------

The table as-        Average Annual Total Returns (Calendar Years Ended December
sumes the impo-      31, 1999)
sition of the        ----------------------------------------------------------------------
maximum sales                                                      S&P          High
charge applica-                 Class A Class B Class L Class Y    500  Lehman Yield T-bill
ble to the           ----------------------------------------------------------------------
class, redemp-
tion of shares       1 Year     (4.17)% (4.40)% (2.00)%     n/a 21.03% (2.15)% 1.73%  4.26%
at the end of        ----------------------------------------------------------------------
the period, and      Since
reinvestment of      Inception   4.42%   4.72%   4.91%      n/a 26.27%  5.51%  7.08%  5.54%
distributions        ----------------------------------------------------------------------
and dividends.       Inception
                     Date        2/5/96  2/5/96  2/5/96     n/a      *       *     *      *
The table indi-      ----------------------------------------------------------------------
cates the risks      * Index comparison begins on February 29, 1996.
of investing in
the portfolio
by comparing
the average an-
nual total re-
turn of each
class for the
periods shown
to that of the
S&P 500 Compos-
ite Stock Index
(S&P 500), a
broad-based un-
managed index
of widely held
common stocks;
the Lehman
Government/Corporate
Bond Index
(Lehman), a
broad-based un-
managed index
of fixed income
securities;
Salomon Smith
Barney High
Yield Market
Index (High
Yield), a
broad-based un-
managed index
of high yield
securities and
the Salomon
Smith Barney
One-Year Trea-
sury Bill Index
(T-bill), con-
sisting of a
single 1-Year
U.S. Treasury
bill whose re-
turn is tracked
until maturity.

Fee table
--------------------------------------------------------------------------------

The table sets       Shareholder fees (fees paid
forth the fees       directly from your investment)   Class A Class B Class L Class Y
and expenses         ----------------------------------------------------------------
you will pay if
you invest in        Maximum sales charge (load)
shares of the         imposed on purchases (as a %
portfolio.            of offering price)               4.50%    None   1.00%    None
                     ----------------------------------------------------------------
Based on ex-         Maximum deferred sales charge
pense ratios of      (load) (as a % of the lower of
underlying           net asset value at purchase or
Smith Barney         redemption)                       None*   4.50%   1.00%    None
funds in which       ----------------------------------------------------------------
the Income           Annual fund operating expenses
portfolio was        (expenses deducted from
invested on          portfolio assets)
January 31,          ----------------------------------------------------------------
2000, the ap-        Management fee                    0.35%   0.35%   0.35%   0.35%
proximate ex-        ----------------------------------------------------------------
pense ratios         Distribution and service (12b-
are expected to       1) fees                          0.25%   0.75%   0.70%    None
be as follows:       ----------------------------------------------------------------
Class A 1.27%,       Other expenses                     None    None    None    None
Class B 1.77%,       ----------------------------------------------------------------
Class L 1.72%        Total annual fund operating
and Class Y           expenses                         0.60%   1.10%   1.05%   0.35%
1.02%. Fee ta-       ----------------------------------------------------------------
ble expenses         *  You may buy Class A shares in amounts of $500,000 or more
would be higher         at net asset value (without an initial sales charge) but
if the expense          if you redeem those shares within 12 months of purchase
ratios of the           you will pay a deferred sales charge of 1.00%.
underlying
funds were in-
cluded.


                                   19 | The Concert Allocation Series Prospectus

Example
--------------------------------------------------------------------------------

The example          Number of years you own
helps you com-       your shares               1 year* 3 years* 5 years* 10 years*
pare the costs       -------------------------------------------------------------
of investing in
the portfolio        Class A (with or without
with other mu-        redemption)                 $574     $835   $1,116    $1,915
tual funds.          -------------------------------------------------------------
Your actual          Class B (assuming
costs may be          redemption at end of
higher or low-        period)                     $630     $857   $1,059    $1,952
er.                  -------------------------------------------------------------
                     Class B (assuming no
                      redemption)                 $180     $557   $  959    $1,952
                     -------------------------------------------------------------
                     Class L (assuming no
                      redemption)                 $373     $636   $1,024    $2,110
                     -------------------------------------------------------------
                     Class L (assuming
                      redemption at end of
                      period)                     $273     $636   $1,024    $2,110
                     -------------------------------------------------------------
                     Class Y (with or without
                      redemption)                 $104     $325   $  563    $1,248
                     -------------------------------------------------------------

                     * The example assumes:
                     . You invest $10,000 for the period shown
                     . Your investment has a 5% return each year
                     . You reinvest all distributions and dividends without a
                       sales charge
                     . The portfolio's operating expenses remain the same
                     . The expenses of the underlying Smith Barney funds are re-
                       flected.

                                   20 | The Concert Allocation Series Prospectus

More on the Portfolios' Investments

Underlying funds

The following is a description of the investment objectives and principal in-vestments of the underlying funds in which the portfolios invest.

The underlying funds that invest primarily in equity securities are:

Smith Barney Aggressive Growth Fund Inc. seeks capital appreciation by invest-ing primarily in common stocks of companies the adviser believes are experienc-ing, or have the potential to experience, growth in earnings that exceed the average earnings growth rate of companies whose securities are included in the Standard & Poor's 500 Index.

Smith Barney Appreciation Fund Inc. seeks long-term appreciation of shareholder capital by investing primarily in equity securities of U.S. companies. The core holdings of the fund are blue chip companies that are dominant in their indus-tries.

Smith Barney Fundamental Value Fund Inc.'s investment objective is long-term capital growth. Current income is a secondary objective. The fund seeks to achieve its primary objective by investing in a diversified portfolio of common stocks and common stock equivalents and, to a lesser extent, in bonds and other debt instruments.

Large Cap Value Fund seeks current income and long-term growth of capital. The fund invests primarily in common stocks of companies having a market capital-ization of at least $5 billion that are considered by its adviser (i) to be un-dervalued by the marketplace, (ii) to offer potential opportunities not yet recognized by the marketplace, or (iii) to have been out of favor in the mar-ketplace but that are poised to turn around because of a new management team, product or business strategy.

Smith Barney Large Cap Blend Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities of large capitalization companies with market capitalizations greater than $5 billion at the time of investment that exhibit growth and/or value attributes.

Smith Barney Large Capitalization Growth Fund seeks long-term growth of capital by investing in equity securities of large capitalization companies with market capitalizations greater than $5 billion at the time of investment that are be-lieved to afford attractive opportunities for investment growth.

Smith Barney Mid Cap Blend Fund seeks long-term growth of capital by investing primarily in equity securities of medium-sized companies whose market capital-izations are no greater than the market capitalizations of companies in the S&P MidCap Index at the time of investment.

Concert Peachtree Growth Fund's investment objective is capital appreciation by investing in securities believed to have above average potential for capital appreciation. In attempting to achieve the fund's investment objective, the fund uses a disciplined approach to identify equity securities of companies having prospects of strong, sustainable earnings growth and that are believed to afford attractive opportunities for stock price appreciation.

Smith Barney Small Cap Blend Fund, Inc. seeks long-term capital appreciation by investing primarily in the common stocks of U.S. companies with relatively small market capitalizations at the time of investment.

Smith Barney Small Cap Growth Fund seeks long-term growth of capital by invest-ing primarily in equity securities of high growth companies. These companies possess a market capitalization within the market capitalization range of com-panies in the Russell 2000 Growth Index at the time of the fund's investment.

Smith Barney Small Cap Value Fund seeks long-term growth of capital by invest-ing primarily in equity securities of smaller capitalized companies whose mar-ket capitalizations are no greater than the market capitalization of companies in the Russell 2000 Value Index at the time of investment.

Smith Barney Premium Total Return Fund seeks to provide shareholders with total return, consisting of long-term capital appreciation and income, by investing primarily in a diversified portfolio of equity and fixed income securities.

Smith Barney Hansberger Global Value Fund seeks long-term capital growth by in-vesting primarily in equity securities of companies in any country including the United States which, in the opinion of its advisers, are undervalued. In-come is an incidental consideration.

Smith Barney Hansberger Global Small Cap Value Fund seeks long-term capital growth by investing primarily in equity securities of U.S. and foreign issuers with relatively small market capitalizations which, in the opinion of its ad-visers, are undervalued. Income is an incidental consideration.

Emerging Markets Portfolio seeks long-term capital appreciation through a port-folio invested primarily in securities of emerging country issuers.

International Equity Portfolio seeks total return on its assets from growth of capital and income. The fund invests primarily in a diversified portfolio of equity securities of

                                   21 | The Concert Allocation Series Prospectus
foreign companies including exchange traded and over-the-counter common stocks and preferred shares, debt securities convertible into equity securities and rights and warrants relating to equity securities.

European Portfolio seeks long-term capital appreciation by investing primarily in the equity securities of issuers based in European countries including coun-tries located in Western Europe (e.g., France, Germany, Italy, the Netherlands, Switzerland and the United Kingdom) and Eastern Europe (e.g., Czech Republic, Hungary, Poland and the countries of the former Soviet Union).

Pacific Portfolio seeks long-term capital appreciation by investing primarily in equity securities of companies in Australia, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Pakistan, Papua New Guinea, the People's Republic of China, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thai-land.

The underlying funds that invest primarily in fixed income securities are:

Smith Barney High Income Fund seeks to provide shareholders with high current income. Although growth of capital is not an investment objective of the fund, its adviser may consider potential for growth as one factor, among others, in selecting investments for the fund. The fund will seek high current income by investing in high risk, high-yielding corporate bonds, debentures and notes de-nominated in U.S. dollars or foreign currencies.

Smith Barney Investment Grade Bond Fund seeks to provide as high a level of current income as is consistent with prudent investment management and preser-vation of capital. The fund invests primarily in a portfolio of investment grade bonds.

Smith Barney Government Securities Fund seeks high current return by investing in obligations of, or securities guaranteed by, the U.S. government, its agen-cies or instrumentalities (including, without limitation, treasury bills and bonds, mortgage participation certificates issued by the Federal Home Loan Mortgage Corporation ("FHLMC") and mortgage-backed securities issued by the Government National Mortgage Association ("GNMA").

Short-Term High Grade Bond Fund seeks current income, preservation of capital and liquidity. The fund seeks to achieve its objective by investing its assets in corporate debt securities, bank obligations and securities issued by the U.S. Government and its agencies and instrumentalities.

Smith Barney Managed Governments Fund Inc. seeks high current income consistent with liquidity and safety of capital. The fund invests substantially all of its assets in U.S. government securities. The fund's portfolio consists primarily of mortgage-backed securities issued or guaranteed by GNMA, the Federal Na-tional Mortgage Association ("FNMA") and FHLMC.

Smith Barney Diversified Strategic Income Fund seeks high current income pri-marily through investment in fixed income securities, including high yield se-curities. The fund attempts to achieve its objective by allocating and reallo-cating its assets primarily among various types of fixed-income securities such as: obligations issued or guaranteed as to principal and interest by the U.S. government; mortgage-related securities issued by various governmental and non-governmental entities; domestic and foreign corporate securities; and foreign government securities.

Global Government Bond Portfolio seeks as high a level of current income and capital appreciation as is consistent with its policy of investing principally in high quality bonds of the U.S. and foreign governments.

Cash Portfolio is a money market fund that seeks maximum current income and preservation of capital by investing in high quality U.S. dollar denominated short-term debt securities.

Smith Barney Convertible Fund seeks current income and capital appreciation by investing in investment and non-investment grade convertible securities and in combinations of non-convertible fixed-income securities and warrants or call options that together resemble convertible securities.

Temporary defensive investments (all portfolios)

Each of the portfolios may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking tempo-rary defensive positions in the Cash Portfolio, a series of Smith Barney Money Funds, Inc., repurchase agreements or cash. If a portfolio takes a temporary defensive position, it may be unable to achieve its investment objective.


                                  22 | The Concert Allocation Series Prospectus

Investment Strategies and Related Risks

Portfolio turnover (all portfolios)

Each underlying fund may engage in active and frequent trading to achieve its principal investment strategies. As a result, an underlying fund may realize and distribute to a portfolio higher capital gains, which could increase the tax liability for the portfolio's shareholders. Frequent trading also increases transaction costs, which could detract from an underlying fund's performance.

Non-diversification

Each portfolio is not diversified, which means that it can invest a higher per-centage of its assets in any one underlying fund than a diversified portfolio. Being non-diversified may magnify a portfolio's losses from adverse events af-fecting a particular underlying fund. However, each of the underlying funds (except Global Government Bond Portfolio and Emerging Markets Portfolio) is diversified.

Changes in allocations

The underlying funds in which the portfolios may invest, and the range of as-sets allocated to each fund, may be changed by the board of directors from time to time. Similarly, the target allocation between equity and fixed income ori-ented investments may be adjusted from time to time. If the target limits for investment in a particular fund are exceeded or are not met because of cash flows or changes in the market value of the shares of the underlying funds, the investment manager may but is not required to adjust the portfolio's holdings.

High yield securities

Certain of the underlying funds can invest all or a portion of their assets in high yield securities. High yield securities involve a substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal and are susceptible to default or decline in market value because of adverse economic and business developments. The mar-ket values for high yield securities tend to be very volatile, and these secu-rities are less liquid than investment grade debt securities. Underlying funds that hold these issues are subject to the following specific risks:

 . Increased price sensitivity to changing interest rates

 . Greater risk of loss because of default or declining credit quality

 . Adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments

 . A negative perception of the high yield market may develop, depressing the price and liquidity of high yield securities. This negative perception could last for a significant period of time

Foreign securities

Certain of the underlying funds focus upon foreign securities and other under-lying funds may invest a portion of their assets outside the U.S. Investing in non-U.S. issuers involves unique risks compared to investing in the securities of U.S. issuers. These risks are more pronounced to the extent a fund invests in issuers in countries with emerging markets. These risks may include:

 . Less information about non-U.S. issuers or markets may be available because of less rigorous disclosure and accounting standards or regulatory practices

 . Many non-U.S. markets are smaller, less liquid and more volatile than U.S.
  markets. In a changing market, the adviser may not be able to sell the fund's portfolio securities in amounts and at prices the adviser considers reasonable

 . The U.S. dollar may appreciate against non-U.S. currencies or a foreign government may impose restrictions on currency conversion or trading

 . The economies of non-U.S. countries may grow at a slower rate than expected or may experience a downturn or recession

 . Economic, political and social developments may adversely affect the securities markets

 . Foreign governmental obligations may involve the risk of debt moratorium, repudiation or renegotiation and the fund may be unable to enforce its rights against the issuers

Economic and Monetary Union (EMU) and the introduction of a single European currency (the Euro), which began on January 1, 1999, may increase uncertainties relating to investment in European markets. Among other things, EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries. EMU is driven by the expecta-tion of economic benefits; however, there are significant risks associated with EMU. Monetary and economic union on this scale has not been attempted before, and there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions.


                                   23 | The Concert Allocation Series Prospectus

Small capitalization issuers

Certain of the underlying funds focus on small capitalization companies. In-vesting in small companies involves unique risks. Compared to large companies, small companies, and the market for their common stocks, are likely to:

 . Be more sensitive to changes in the economy, earnings results and investor expectations

 . Have more limited product lines and capital resources

 . Experience sharper swings in market values

 . Be harder to sell at the times and prices the fund thinks appropriate

 . Offer greater potential for gain and loss

Derivatives

Certain of the underlying funds may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or cur-rency swaps for any of the following purposes:

 . To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates

 . As a substitute for buying or selling securities

A derivative contract will obligate or entitle an underlying fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative con-tracts can have a big impact on an underlying fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately in-crease losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The underlying fund may not fully benefit from or may lose money on derivatives if changes in their value do not corre-spond accurately to changes in the value of the fund's holdings. The other par-ties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the underlying fund less liquid and harder to value, especially in declining markets.

Investment policies (all portfolios)

Each portfolio's investment policies, including the particular underlying funds in which each portfolio may invest and the equity/fixed income targets applica-ble to each portfolio, generally may be changed by the board of directors with-out shareholder approval.


                                   24 | The Concert Allocation Series Prospectus

Management

Portfolio manager

The portfolios' investment manager is SSB Citi Fund Management LLC ("SSB Citi") (successor to SSBC Fund Management, Inc.), an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, NY 10013. The manager selects the portfolios' investments and oversees their operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services and asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading and use diverse channels to make them available to consumer and corporate customers around the world.

R. Jay Gerken, a Managing Director of Salomon Smith Barney, has been responsi-ble for the day-to-day operations of the portfolios since inception. Mr. Gerken has been with Salomon Smith Barney or companies that are now part of Salomon Smith Barney since 1988.

Management fees

Management fees paid during the fiscal year ended January 31, 2000* (as % of average daily net assets)

   Global      High Growth       Growth       Balanced       Conservative       Income
   -----------------------------------------------------------------------------------
    0.35%            0.35%        0.35%          0.35%              0.35%        0.35%
   -----------------------------------------------------------------------------------

*For more information regarding the management fees of the underlying funds, please consult the Statement of Additional Information ("SAI").

Distributor

The portfolios have entered into an agreement with CFBDS, Inc. to distribute the portfolios' shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells portfolio shares to the public.

Distribution plan

The portfolios each have adopted a Rule 12b-1 distribution plan for their Class A, B and L shares. Under the plan, the portfolio pays distribution and/or serv-ice fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Transfer agent and shareholder servicing agent

Citi Fiduciary Trust Company serves as the portfolios' transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund Serv-ices serves as the portfolios' sub-transfer agent (the "sub-transfer agent") to render certain shareholder record keeping and accounting services and func-tions.

Possible conflict of interest

The Directors and officers of Smith Barney Concert Allocation Series Inc. ("Concert Series") also serve in similar positions with many of the underlying Smith Barney funds. Thus, if the interests of a portfolio and the underlying funds were ever to become divergent, it is possible that a conflict of interest could arise and affect how the directors and officers of the Concert Series fulfill their fiduciary duties to that portfolio and the underlying funds. The Directors of the Concert Series believe they have structured each portfolio to avoid these concerns. However, conceivably a situation could occur where proper action for the Concert Series or a portfolio separately could be adverse to the interests of an underlying fund, or the reverse could occur. If such a possi-bility arises, the directors and officers of the Concert Series, the affected underlying funds and SSB Citi will carefully analyze the situation and take all steps they believe reasonable to minimize, and where possible eliminate, the potential conflict. Moreover, limitations on aggregate investments in the un-derlying funds have been adopted by the Concert Series to minimize this possi-bility, and close and continuous monitoring will be exercised to avoid, insofar as is possible, these concerns.


                                  25 | The Concert Allocation Series Prospectus

Choosing a Class of Shares to Buy

Share classes
--------------------------------------------------------------------------------

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 . If you plan to invest regularly    . Class L shares have a shorter
  or in large amounts, buying          deferred sales charge period
  Class A shares may help you re-      than Class B shares. However,
  duce sales charges and ongoing       because Class B shares convert
  expenses.                            to Class A shares, and Class L
                                       shares do not, Class B shares
 . For Class B shares, all of your      may be more attractive to long-
  purchase amount and, for Class       term investors. Class L shares
  L shares, more of your purchase      are also subject to an ongoing
  amount (compared to Class A          distribution fee. As a result,
  shares) will be immediately in-      long term shareholders of Class
  vested. This may help offset         L shares may pay more than the
  the higher expenses of Class B       economic equivalent of the max-
  and Class L shares, but only if      imum front-end sales charge
  the fund performs well.              permitted by the National Asso-
                                       ciation of Securities Dealers,
                                       Inc.

You may buy shares from:

 . A Salomon Smith Barney Finan-      . The portfolios, but only if you
  cial Consultant                      are investing through certain
                                       qualified plans or certain
 . An investment dealer in the          dealer representatives
  selling group or a broker that
  clears through Salomon Smith
  Barney--a dealer representative



Investment minimums
--------------------------------------------------------------------------------

                                                 Initial                  Additional
                   -----------------------------------------------------------------
                                      Classes A, B and L       Class Y   All Classes
                   -----------------------------------------------------------------
Minimum initial    General                        $1,000   $15 million           $50
and additional     -----------------------------------------------------------------
investment         IRAs, Self Employed
amounts vary       Retirement Plans,
depending on the   Uniform Gift to
class of shares    Minor Accounts                 $  250   $15 million           $50
you buy and the    -----------------------------------------------------------------
nature of your     Qualified Retirement
investment         Plans(*)                       $   25   $15 million           $25
account.           -----------------------------------------------------------------
                   Simple IRAs                    $    1           n/a           $ 1
                   -----------------------------------------------------------------
                   Monthly Systematic
                   Investment Plans               $   25           n/a           $25
                   -----------------------------------------------------------------
                   Quarterly Systematic
                   Investment Plans               $   50           n/a           $50
                   -----------------------------------------------------------------

                   (*) Qualified Retirement Plans are qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans



                                   26 | The Concert Allocation Series Prospectus

Comparing the Portfolios' Classes

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different com-pensation depending upon which class you choose.

 Key features   Class A       Class B        Class L       Class Y

                . Initial     . No           . Initial     . No
                  sales         initial        sales         initial
                  charge        sales          charge is     or
                                charge         lower         deferred
                . You may                      than          sales
                  qualify     . Deferred       Class A       charge
                  for           sales
                  reduction     charge       . Deferred    . Must
                  or waiver     declines       sales         invest at
                  of            over time      charge        least $15
                  initial                      for only      million
                  sales       . Converts       1 year
                  charge        to Class                   . Lower
                                A shares     . Does not      annual
                . Lower         after 8        convert       expenses
                  annual        years          to Class      than the
                  expenses                     A             other
                  than        . Higher                       classes
                  Class B       annual       . Higher
                  and Class     expenses       annual
                  L             than           expenses
                                Class A        than
                                               Class A
                                                1.00%

 Initial sales                     None                         None
 charge         Up to
                5.00%, re-
                duced for
                large pur-
                chases and
                waived for
                certain in-
                vestors; no
                charge for
                purchases
                of $500,000
                or more


 Deferred
 sales charge   1.00% on       Up to 5.00%   1.00% if           None
                purchases      charged       you redeem
                of $500,000    when you      within 1
                or more if     redeem        year of
                you redeem     shares. The   purchase
                within 1       charge is
                year of        reduced
                purchase       over time
                               and there
                               is no de-
                               ferred
                               sales
                               charge af-
                               ter 6 years


 Annual         0.25% of       1.00% of      1.00% of           None
 distribution   average        average       average
 and service    daily net      daily net     daily net
 fees           assets         assets        assets
                               (Applicable   (Applicable
                               for the       for the
                               Global,       Global,
                               High          High
                               Growth,       Growth,
                               Growth and    Growth and
                               Balanced      Balanced
                               Portfolios)   Portfolios)

                               0.75% of      0.70% of
                               average       average
                               daily net     daily net
                               assets        assets
                               (Applicable   (Applicable
                               for the       for the
                               Conservative  Conservative
                               and Income    and Income
                               Portfolios)   Portfolios)

 Exchange       Class A        Class B       Class L        Class Y
 privilege(*)   shares of      shares of     shares of      shares of
                most Smith     most Smith    most Smith     most Smith
                Barney         Barney        Barney         Barney
                funds          funds         funds          funds


(*) Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.

                                  27 |  The Concert Allocation Series Prospectus

Sales Charge: Class A Shares

Class A sales charge

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment in-creases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

--------------------------------------------------------------------------------

                             For High Growth
                               Portfolio,
                            Growth Portfolio,            For Conservative
                            Global Portfolio                 Portfolio
                         and Balanced Portfolio        and Income Portfolio
--------------------------------------------------------------------------------
                         Sales Charge as a % of       Sales Charge as a % of
--------------------------------------------------------------------------------
                         Offering      Net amount     Offering      Net amount
Amount of purchase       price (%)    invested (%)    price (%)    invested (%)
--------------------------------------------------------------------------------
Less than $25,000             5.00%           5.26%        4.50%           4.71%
--------------------------------------------------------------------------------
$25,000 but less than         4.00            4.17         4.00            4.17
--------------------------------------------------------------------------------
$50,000 but less than         3.50            3.63         3.50            3.63
--------------------------------------------------------------------------------
$100,000 but less than        3.00            3.09         2.50            2.56
--------------------------------------------------------------------------------
$250,000 but less than        2.00            2.04         1.50            1.52
--------------------------------------------------------------------------------
$500,000 or more(*)            -0-             -0-          -0-             -0-
--------------------------------------------------------------------------------

(*) You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge. There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take ad-vantage of the breakpoints in the sales charge schedule.

Accumulation privilege--lets you combine the current value of Class A shares owned

 . by you, or

 . by members of your immediate family,

and for which you a sales charge was paid, with the amount of your next pur-chase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in deter-mining their sales charge.

Letter of intent--lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge made within 90 days before you sign the letter.

Waivers for certain Class A investors. Class A initial sales charges are waived for certain types of investors, including:

 . Employees of members of the NASD

 . Clients of newly employed Salomon Smith Barney Financial Consultants, if cer-tain conditions are met

 . Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

                                  28 | The Concert Allocation Series Prospectus

Sales Charge: Class B Shares

Class B deferred sales charge

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of pur-chase, you will pay a deferred sales charge. The deferred sales charge de-creases as the number of years since your purchase increases.

--------------------------------------------------------------------------------

                                               Year after purchase
-----------------------------------------------------------------------------
                                                                     6th
Deferred sales charge for:           1st   2nd   3rd   4th   5th  through 8th
-----------------------------------------------------------------------------
Conservative and Income Portfolios  4.50% 4.00% 3.00% 2.00% 1.00%     -0-
-----------------------------------------------------------------------------
All other portfolios                5.00% 4.00% 3.00% 2.00% 1.00%     -0-
-----------------------------------------------------------------------------

Class B conversion

After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

--------------------------------------------------------------------------------

Shares issued at initial purchase
--------------------------------------------------------------------------------
 . Eight years after the date of purchase

Shares issued: On reinvestment of distributions and dividends
--------------------------------------------------------------------------------

 . In same proportion as the number of Class B shares converting is to total
  Class B shares you own (excluding shares issued as dividends)

Shares issued: Upon exchange from another Smith Barney fund
--------------------------------------------------------------------------------
 . On the date the shares originally acquired would have converted into Class A shares
--------------------------------------------------------------------------------


                                   29 | The Concert Allocation Series Prospectus

Sales Charge: Class L Shares

Class L sales charge

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of a portfolio and/or other Smith Barney funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

Sales Charge: Class Y Shares

Class Y sales charge

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of a portfolio over a 13-month period. To qualify, you must initially invest $5,000,000.

More About Deferred Sales Charges

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 . Shares exchanged for shares of another Smith Barney fund

 . Shares representing reinvested distributions and dividends

 . Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, a portfolio will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you no-tify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

Deferred sales charge waivers

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

The deferred sales charge for each share class will generally be waived:

 . On payments made through certain systematic withdrawal plans

 . On certain distributions from a retirement plan

 . For involuntary redemptions of small account balances

 . For 12 months following the death or disability of a shareholder


                                   30 | The Concert Allocation Series Prospectus

Buying Shares

Through a Salomon Smith Barney Financial Consultant or dealer representative

You should contact your Salomon Smith Barney Financial Consultant or dealer representative to open a brokerage account and make arrangements to buy shares.

If you do not provide the following information, your order will be rejected:

 . Class of shares being bought

 . Dollar amount or number of shares being bought

You should pay for your shares through your brokerage account no later than the third business day after you place your order. Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.

Through the portfolio's sub-transfer agent

Qualified retirement plans and certain other investors who are clients of the selling group are eligible to buy shares directly from the portfolio.

 . Write the sub-transfer agent at the following address:

  Smith Barney Concert Allocation Series Inc.
  (Specify portfolio and class of shares)

  c/o PFPC Global Fund Services

  P.O. Box 9699

  Providence, RI 02940-9699

 . Enclose a check made payable to the portfolio to pay for the shares. For ini-tial purchases, complete and send an account application.

 . For more information, call the transfer agent at 1-800-451-2010.

Through a systematic investment plan

You may authorize Salomon Smith Barney, your dealer representative or the sub-transfer agent to transfer funds automatically from a regular bank account, cash held in a Salomon Smith Barney brokerage account or Smith Barney money market fund to buy shares on a regular basis.

 . Amounts transferred should be at least: $25 monthly or $50 quarterly.

 . If you do not have sufficient funds in your account on a transfer date, Salo-mon Smith Barney, your dealer representative or the sub-transfer agent may charge you a fee.

For more information, contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent or consult the SAI.


                                   31 | The Concert Allocation Series Prospectus

Exchanging Shares

You should contact your Salomon Smith Barney Financial Consultant or dealer representative to exchange into other Smith Barney funds. Be sure to read the prospectus of the Smith Barney fund you are exchanging into. An exchange is a taxable transaction.

 . You may exchange shares only for shares of the same class of another Smith
  Barney fund. Not all Smith Barney funds offer all classes.

 . Not all Smith Barney funds may be offered for sale in your state of resi-dence. Contact your Salomon Smith Barney Financial Consultant, dealer repre-sentative or the transfer agent.

 . You must meet the minimum investment amount for each fund (except systematic exchanges).

 . If you hold share certificates, the sub-transfer agent must receive the cer-tificates endorsed for transfer or with signed stock powers (documents trans-ferring ownership of certificates) before the exchange is effective.

 . The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

Waiver of additional sales charges

Your shares will not be subject to an initial sales charge at the time of the exchange.

Your deferred sales charge (if any) will continue to be measured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.

By telephone

If you do not have a brokerage account, you may be eligible to exchange shares through the transfer agent. You must complete an authorization form to autho-rize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

You can make telephone exchanges only between accounts that have identical reg-istrations.

By mail

If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the sub-transfer agent at the address on the following page.

                                   32 | The Concert Allocation Series Prospectus

Redeeming Shares

Generally

Contact your Salomon Smith Barney Financial Consultant or dealer representative to redeem shares of the fund.

If you hold share certificates, the sub-transfer agent must receive the certif-icates endorsed for transfer or with signed stock powers before the redemption is effective.

If the shares are held by a fiduciary or corporation, other documents may be required.

Your redemption proceeds will be sent within three business days after your re-quest is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific in-struction. In other cases, unless you direct otherwise, your redemption pro-ceeds will be paid by check mailed to your address of record.

By mail

For accounts held directly at the fund, send written requests to the sub-trans-fer agent at the following address:

  Smith Barney Concert Allocation Series Inc.
  (Specify portfolio and class of shares)

  c/o PFPC Global Fund Services

  P.O. Box 9699

  Providence, Rhode Island 02940-9699

Your written request must provide the following:

 . Your account number

 . The portfolio and class of shares

 . The dollar amount or number of shares to be redeemed

 . Signatures of each owner exactly as the account is registered

By telephone

If you do not have a brokerage account, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to autho-rize telephone redemptions. If eligible, you may request redemptions by tele-phone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to re-ceive wire transfers and you may be asked to provide certain other documents.

Automatic cash withdrawal plans

You can arrange for the automatic redemption of a portion of your shares on a monthly or quarterly basis. To qualify you must own shares of the fund with a value of at least $10,000 ($5,000 for retirement plan accounts) and each auto-matic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

The following conditions apply:

 . Your shares must not be represented by certificates

 . All dividends and distributions must be reinvested

For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.


                                   33 | The Concert Allocation Series Prospectus

Other Things To Know About Share Transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your re-quest will not be processed:

 . Name of the portfolio

 . Account number

 . Class of shares being bought, exchanged or redeemed

 . Dollar amount or number of shares being bought, exchanged or redeemed

 .  Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemp-tion request is genuine by recording calls, asking the caller to provide a per-sonal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees

To be in good order, your redemption request must include a signature guarantee if you:

 . Are redeeming over $10,000 of shares

 . Are sending signed share certificates or stock powers to the sub-transfer agent

 . Instruct the sub-transfer agent to mail the check to an address different from the one on your account

 . Changed your account registration

 . Want the check paid to someone other than the account owner(s)

 . Are transferring the redemption proceeds to an account with a different reg-istration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

Each portfolio has the right to:

 . Suspend the offering of shares

 . Waive or change minimum and additional investment amounts

 . Reject any purchase or exchange order

 . Change, revoke or suspend the exchange privilege

 . Suspend telephone transactions

 . Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-ties and Exchange Commission.

 . Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances

If your account falls below $500 because of redemption of fund shares, the fund may ask you to bring your account up to the minimum requirement. If your ac-count balance is still below $500 after 60 days, the fund may close your ac-count and send you the redemption proceeds.

Excessive exchange transactions

The manager may determine that a pattern of frequent exchanges is detrimental to a portfolio's performance and other shareholders. If so, the portfolio may limit additional purchases and/or exchanges by the shareholder.

Share certificates

The portfolios do not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates, it will take longer to exchange or redeem shares.

                                   34 | The Concert Allocation Series Prospectus

Salomon Smith Barney Retirement Programs

You may be eligible to participate in a retirement program sponsored by Salomon Smith Barney or one of its affiliates. The fund offers Class A and Class L shares at net asset value to participating plans under the programs. You can meet minimum investment and exchange amounts, if any, by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment and/or the date your account is opened. Once a class of shares is chosen, all additional purchases must be of the same class.

 . For plans opened on or after March 1, 2000 that are not plans for which Paychex Inc. or an affiliate provides administrative services (a "Paychex plan"), Class A shares may be purchased regardless of the amount invested.

 . For plans opened prior to March 1, 2000 and for Paychex plans, the class of shares you may purchase depends on the amount of your initial investment:

  . Class A shares may be purchased by plans investing at least $1 million.

  . Class L shares may be purchased by plans investing less than $1 million.
    Class L shares are eligible to exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange in the following circumstances:

If the plan was opened on or after June 21, 1996 and a total of $1 million is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program 5 years.

If the plan was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds Class L shares (other than money market funds) on Decem-ber 31 in any year, all Class L shares are eligible for exchange on or about March 31 of the following year.

For more information, call your Salomon Smith Barney Financial Consultant or the transfer agent, or consult the SAI.


                                  35 | The Concert Allocation Series Prospectus

Dividends, Distributions and Taxes

Dividends and distributions

Annual distributions of capital gain normally take place at the end of the year in which the gain is realized or the beginning of the next year.

The portfolios normally pay dividends and distribute capital gains, if any, as follows:

--------------------------------------------------------------------------------

                    Income Dividend              Capital Gain             Distributions
Portfolio             Distributions             Distributions               Mostly From
---------------------------------------------------------------------------------------
Global                     Annually                  Annually                      Gain
---------------------------------------------------------------------------------------
High Growth                Annually                  Annually                      Gain
---------------------------------------------------------------------------------------
Growth                     Annually                  Annually                      Gain
---------------------------------------------------------------------------------------
Balanced                  Quarterly                  Annually                      Gain
---------------------------------------------------------------------------------------
Conservative              Quarterly                  Annually                    Income
---------------------------------------------------------------------------------------
Income                      Monthly                  Annually                    Income
---------------------------------------------------------------------------------------

The portfolios may pay additional distributions and dividends at other times if necessary for a portfolio to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional portfolio shares of the same class that you hold. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distribu-tions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is made.

Taxes

In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

--------------------------------------------------------------------------------

                                       Federal income tax
Transaction                            status
--------------------------------------------------------------
Redemption or exchange of shares       Usually capital gain or
                                       loss; long-term only if
                                       shares owned more than
                                       one year
--------------------------------------------------------------
Long-term capital gain distributions   Long-term capital gain
--------------------------------------------------------------
Short-term capital gain distributions  Ordinary income
--------------------------------------------------------------
Dividends                              Ordinary income
--------------------------------------------------------------

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when a portfolio is about to declare a long-term capital gain distribution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the portfolios will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide a portfolio with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your in-vestment in a portfolio.

                                   36 | The Concert Allocation Series Prospectus

Share Price

You may buy, exchange or redeem portfolio shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. Each portfolio's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. Each portfolio calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is based on the net asset value of the underlying funds, which is calculated when regular trading closes on the Exchange (nor-mally 4:00 p.m., Eastern time). If the New York Stock Exchange closes early, each portfolio and each underlying fund accelerates the calculation of its net asset value to the actual closing time.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by an underlying fund could change on days when you cannot buy or redeem shares.

Each portfolio and underlying fund generally values its fund securities based on market prices or quotations. To the extent an underlying fund holds securi-ties denominated in a foreign currency, the fund's currency conversions are done when the London Stock Exchange closes. When reliable market prices or quo-tations are not readily available, or when the value of a security held by an underlying fund has been materially affected by events occurring after a for-eign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

Short-term investments that have a maturity of more than 60 days are generally valued based on market prices or quotations. Short-term investments that have a maturity of 60 days or less are valued at amortized cost. Using this method, a portfolio and underlying fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the portfolio and underlying fund.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the portfolios' selling group must transmit all orders to buy, exchange or redeem shares to the portfolios' agent before the agent's close of business.

                                   37 | The Concert Allocation Series Prospectus

Financial Highlights

The financial        For a share of each class of capital stock
highlights ta-       outstanding throughout each year ending
bles are in-         January 31:
tended to help
you understand       Global Portfolio
the performance      =============================================================================================
of each portfo-                                  Class A Shares         Class B Shares         Class L Shares
lio's classes                                  2000(1)  1999(1)(2)    2000(1)  1999(1)(2)   2000(1)  1999(1)(2)(3)
since incep-         =============================================================================================
tion. Certain
information re-      Net asset value,
flects finan-         beginning of year         $11.16    $11.40       $11.15    $11.40     $11.14      $11.40
cial results         ---------------------------------------------------------------------------------------------
for a single         Income (loss) from
share. Total          operations:
return repre-         Net investment income
sents the rate         (loss)(4)                  0.21      0.07         0.10     0.00*       0.30      (0.02)
that a share-         Net realized and
holder would           unrealized gain (loss)     2.54    (0.26)         2.53    (0.24)       2.33      (0.23)
have earned (or      ---------------------------------------------------------------------------------------------
lost) on a fund      Total income (loss) from
share assuming        operations                  2.75    (0.19)         2.63    (0.24)       2.63      (0.25)
reinvestment of      ---------------------------------------------------------------------------------------------
all dividends        Less distributions from:
and distribu-         Net investment income      (0.20)   (0.04)        (0.09)       --      (0.09)         --
tions. The in-        Net realized gains         (0.04)   (0.01)        (0.04)   (0.01)      (0.04)     (0.01)
formation in         ---------------------------------------------------------------------------------------------
the following        Total distributions         (0.24)   (0.05)        (0.13)   (0.01)      (0.13)     (0.01)
tables was au-       ---------------------------------------------------------------------------------------------
dited by KPMG        Net asset value, end of
LLP, indepen-         year                      $13.67    $11.16       $13.65    $11.15     $13.64      $11.14
dent auditors,       ---------------------------------------------------------------------------------------------
whose report,        Total return                24.57%    (1.60)%++    23.59%    (2.16)%++  23.61%      (2.25)%++
along with the       ---------------------------------------------------------------------------------------------
fund's finan-        Net assets, end of year
cial statements       (000's)                  $18,133   $10,766      $14,392    $9,220       $758        $244
is included in       ---------------------------------------------------------------------------------------------
the annual re-       Ratios to average net
port (available       assets:
upon request).        Expenses                    0.60%     0.59%+       1.35%     1.32%+     1.35%       1.32%+
No information        Net investment income
is presented           (loss)                     1.73      0.80+        0.83      0.06+      2.36       (0.12)+
for Class Y          ---------------------------------------------------------------------------------------------
shares of any        Portfolio turnover rate         0%       0%            0%       0%          0%         0%
portfolio be-        =============================================================================================
cause no Class
Y shares were           (1) Per share amounts have been calculated using the monthly
outstanding for             average shares method.
the years               (2) For the period from March 9, 1998 (inception date) to
shown.                      January 31, 1999.
                        (3) On June 12, 1998, Class C shares were renamed Class L
                            shares.
                        (4) Net investment income (loss) per share includes short-
                            term capital gain distributions from Underlying Funds.
                         *  Amount represents less than $0.01.
                         ++ Total return is not annualized, as it may not be
                            representative of the total return for the year.
                         +  Annualized.

High Growth Portfolio

=====================================================================================================
                            Class A Shares                            Class B Shares
                   2000(1)   1999(1)      1998   1997(2)     2000(1)   1999(1)      1998   1997(2)
=====================================================================================================
Net asset value,
 beginning of
 year               $14.86    $12.97    $12.41    $11.40      $14.81    $12.95    $12.41    $11.40
-----------------------------------------------------------------------------------------------------
Income from
 operations:
 Net investment
  income
  (loss)(3)           0.54      0.09      0.11      0.20        0.41     (0.01)     0.03      0.08
 Net realized
  and unrealized
  gain                2.29      2.36      0.91      1.05        2.26      2.35      0.89      1.04
-----------------------------------------------------------------------------------------------------
Total income
 from operations      2.83      2.45      1.02      1.25        2.67      2.34      0.92      1.12
-----------------------------------------------------------------------------------------------------
Less
 distributions
 from:
 Net investment
  income             (0.53)    (0.08)    (0.13)    (0.20)      (0.39)       --     (0.05)    (0.07)
 Net realized
  gains              (0.35)    (0.48)    (0.33)    (0.04)      (0.35)    (0.48)    (0.33)    (0.04)
-----------------------------------------------------------------------------------------------------
Total
 distributions       (0.88)    (0.56)    (0.46)    (0.24)      (0.74)    (0.48)    (0.38)    (0.11)
-----------------------------------------------------------------------------------------------------
Net asset value,
 end of year        $16.81    $14.86    $12.97    $12.41      $16.74    $14.81    $12.95    $12.41
-----------------------------------------------------------------------------------------------------
Total return         18.97%    19.15%     8.25%    11.04%++    18.01%    18.30%     7.44%     9.91%++
-----------------------------------------------------------------------------------------------------
Net assets, end
 of year (000's)  $441,050  $365,225  $259,212  $154,069    $375,224  $318,101  $230,142  $141,241
-----------------------------------------------------------------------------------------------------
Ratios to
 average net
 assets:
Expenses              0.60%     0.60%     0.60%     0.60%+      1.35%     1.35%     1.35%     1.35%+
Net investment
 income (loss)        3.44      0.68      1.00      2.79+       2.65     (0.07)     0.25      2.04+
-----------------------------------------------------------------------------------------------------
Portfolio
 turnover rate           2%       21%       39%        0%          2%       21%       39%        0%
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                            Class L Shares
                  2000(1)  1999(1)(4)    1998  1997(2)
-----------------------------------------------------------------------------------------------------
Net asset value,
 beginning of
 year              $14.81    $12.96    $12.42   $11.40
-----------------------------------------------------------------------------------------------------
Income from
 operations:
 Net investment
  income
  (loss)(3)          0.43     (0.01)     0.03     0.08
 Net realized
  and unrealized
  gain               2.25      2.34      0.89     1.05
-----------------------------------------------------------------------------------------------------
Total income
 from operations     2.68      2.33      0.92     1.13
-----------------------------------------------------------------------------------------------------
Less
 distributions
 from:
 Net investment
  income            (0.39)       --     (0.05)   (0.07)
 Net realized
  gains             (0.35)    (0.48)    (0.33)   (0.04)
-----------------------------------------------------------------------------------------------------
Total
 distributions      (0.74)    (0.48)    (0.38)   (0.11)
-----------------------------------------------------------------------------------------------------
Net asset value,
 end of year       $16.75    $14.81    $12.96   $12.42
-----------------------------------------------------------------------------------------------------
Total return        18.08%    18.21%     7.44%   10.00%++
-----------------------------------------------------------------------------------------------------
Net assets, end
 of year (000's)  $45,979   $37,969   $27,845  $19,340
-----------------------------------------------------------------------------------------------------
Ratios to
 average net
 assets:
Expenses             1.35%     1.35%     1.35%    1.35%+
Net investment
 income (loss)       2.74     (0.07)     0.25     2.04+
-----------------------------------------------------------------------------------------------------
Portfolio
 turnover rate          2%       21%       39%       0%
=====================================================================================================


(1) Per share amounts have been calculated using the monthly average shares method.

(2) For the period from February 5, 1996 (inception date) to January 31, 1997.

(3) Net investment income (loss) per share includes short-term capital gain distributions from Underlying Funds.

(4) On June 12, 1998, Class C shares were renamed Class L shares

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 +  Annualized.

                                  38 | The Concert Allocation Series Prospectus

Growth Portfolio

                             Class A Shares                          Class B Shares
                    2000(1)   1999(1)   1998(1)   1997(2)   2000(1)   1999(1)      1998   1997(2)
--------------------------------------------------------------------------------------------------
Net asset value,
beginning of year    $14.43    $12.99    $12.32    $11.40    $14.48    $13.00    $12.33    $11.40
--------------------------------------------------------------------------------------------------
Income from
operations:
 Net investment
 income(3)             0.47      0.26      0.31      0.33      0.36      0.16      0.22      0.23
 Net realized and
 unrealized gain       1.05      1.82      1.14      0.92      1.03      1.82      1.12      0.94
--------------------------------------------------------------------------------------------------
Total income from
operations             1.52      2.08      1.45      1.25      1.39      1.98      1.34      1.17
--------------------------------------------------------------------------------------------------
Less
distributions
from:
 Net investment
 income               (0.49)    (0.27)    (0.32)    (0.31)    (0.34)    (0.13)    (0.21)    (0.22)
 Net realized
 gains                (0.35)    (0.37)    (0.46)    (0.02)    (0.35)    (0.37)    (0.46)    (0.02)
--------------------------------------------------------------------------------------------------
Total
distributions         (0.84)    (0.64)    (0.78)    (0.33)    (0.69)    (0.50)    (0.67)    (0.24)
--------------------------------------------------------------------------------------------------
Net asset value,
end of year          $15.11    $14.43    $12.99    $12.32    $15.18    $14.48    $13.00    $12.33
--------------------------------------------------------------------------------------------------
Total return         10.53%    16.20%    11.82%  11.08%++     9.61%    15.40%    10.93%  10.32%++
--------------------------------------------------------------------------------------------------
Net assets, end
of year (000's)    $432,580  $391,235  $279,842  $161,026  $486,164  $452,943  $343,474  $211,434
--------------------------------------------------------------------------------------------------
Ratios to average
net assets:
 Expenses             0.60%     0.60%     0.60%    0.60%+     1.35%     1.35%     1.35%    1.35%+
 Net investment
 income                3.23      1.93      2.77     4.79+      2.43      1.18      1.96     4.04+
--------------------------------------------------------------------------------------------------
Portfolio
turnover rate            2%       10%       41%        0%        2%       10%       41%        0%
--------------------------------------------------------------------------------------------------
                             Class L Shares
                   2000(1)  1999(1)(4)    1998   1997(2)
--------------------------------------------------------------------------------------------------
Net asset value,
beginning of year   $14.48    $13.00    $12.33    $11.40
--------------------------------------------------------------------------------------------------
Income from
operations:
 Net investment
 income(3)            0.35      0.16      0.22      0.24
 Net realized and
 unrealized gain      1.05      1.82      1.12      0.93
--------------------------------------------------------------------------------------------------
Total income from
operations            1.40      1.98      1.34      1.17
--------------------------------------------------------------------------------------------------
Less
distributions
from:
 Net investment
 income              (0.34)    (0.13)    (0.21)    (0.22)
 Net realized
 gains               (0.35)    (0.37)    (0.46)    (0.02)
--------------------------------------------------------------------------------------------------
Total
distributions        (0.69)    (0.50)    (0.67)    (0.24)
--------------------------------------------------------------------------------------------------
Net asset value,
end of year         $15.19    $14.48    $13.00    $12.33
--------------------------------------------------------------------------------------------------
Total return         9.68%    15.40%    10.92%  10.32%++
--------------------------------------------------------------------------------------------------
Net assets, end
of year (000's)    $57,596   $53,319   $42,983   $31,279
--------------------------------------------------------------------------------------------------
Ratios to average
net assets:
 Expenses            1.35%     1.35%     1.35%    1.35%+
 Net investment
 income               2.39      1.18      1.96     4.04+
--------------------------------------------------------------------------------------------------
Portfolio
turnover rate           2%       10%       41%        0%
--------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.

(2) For the period from February 5, 1996 (inception date) to January 31, 1997.

(3) Net investment income per share includes short-term capital gain distributions from Underlying Funds.

(4) On June 12, 1998, Class C shares were renamed Class L shares.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+   Annualized.

                                   39 | The Concert Allocation Series Prospectus

Balanced Portfolio
--------------------------------------------------------------------------------

                             Class A Shares                          Class B Shares
                    2000(1)   1999(1)      1998   1997(3)   2000(1)   1999(1)      1998   1997(3)
--------------------------------------------------------------------------------------------------
Net asset value,
 beginning of
 year                $12.95    $12.62    $12.14    $11.40    $12.95    $12.61    $12.14    $11.40
--------------------------------------------------------------------------------------------------
Income from
 operations:
 Net investment
  income(4)            0.45      0.42      0.58      0.45      0.35      0.32      0.48      0.37
 Net realized and
  unrealized gain      0.10      0.73      0.80      0.74      0.09      0.74      0.80      0.74
--------------------------------------------------------------------------------------------------
Total Income from
 operations            0.55      1.15      1.38      1.19      0.44      1.06      1.28      1.11
--------------------------------------------------------------------------------------------------
Less
 distributions
 from:
Net investment
 income               (0.46)    (0.45)    (0.54)    (0.45)    (0.29)    (0.35)    (0.45)    (0.37)
Net realized
 gains                (0.46)    (0.37)    (0.36)      --      (0.46)    (0.37)    (0.36)      --
--------------------------------------------------------------------------------------------------
Total
 distributions        (0.92)    (0.82)    (0.90)    (0.45)    (0.75)    (0.72)    (0.81)    (0.37)
--------------------------------------------------------------------------------------------------
Net asset value,
 end of year         $12.58    $12.95    $12.62    $12.14    $12.64    $12.95    $12.61    $12.14
--------------------------------------------------------------------------------------------------
Total return          4.37%     9.33%    11.59%  10.64%++     3.48%     8.62%    10.67%   9.90%++
--------------------------------------------------------------------------------------------------
Net assets, end
 of year (000's)   $222,275  $227,674  $166,806  $ 90,938  $238,456  $247,733  $193,791  $111,918
--------------------------------------------------------------------------------------------------
Ratios to average
 net assets:
 Expenses             0.60%     0.60%     0.60%    0.60%+     1.35%     1.35%     1.35%    1.35%+
 Net investment
  income               3.54      3.24      4.79     4.88+      2.75      2.50      3.96     4.14+
--------------------------------------------------------------------------------------------------
Portfolio
 turnover rate           4%       10%       23%        0%        4%       10%       23%        0%
--------------------------------------------------------------------------------------------------
                             Class L Shares
                   2000(1)  1999(1)(2)    1998  1997(3)
--------------------------------------------------------------------------------------------------
Net asset value,
 beginning of
 year               $12.94    $12.61    $12.14   $11.40
--------------------------------------------------------------------------------------------------
Income from
 operations:
 Net investment
  income(4)           0.36      0.32      0.46     0.37
 Net realized and
  unrealized gain     0.09      0.73      0.82     0.74
--------------------------------------------------------------------------------------------------
Total Income from
 operations           0.45      1.05      1.28     1.11
--------------------------------------------------------------------------------------------------
Less
 distributions
 from:
Net investment
 income              (0.29)    (0.35)    (0.45)   (0.37)
Net realized
 gains               (0.46)    (0.37)    (0.36)     --
--------------------------------------------------------------------------------------------------
Total
 distributions       (0.75)    (0.72)    (0.81)   (0.37)
--------------------------------------------------------------------------------------------------
Net asset value,
 end of year        $12.64    $12.94    $12.61   $12.14
--------------------------------------------------------------------------------------------------
Total return         3.56%     8.53%    10.67%  9.90%++
--------------------------------------------------------------------------------------------------
Net assets, end
 of year (000's)   $33,989   $34,809   $27,473  $19,968
--------------------------------------------------------------------------------------------------
Ratios to average
 net assets:
 Expenses            1.35%     1.35%     1.35%   1.35%+
 Net investment
  income              2.76      2.50      3.69    4.14+
--------------------------------------------------------------------------------------------------
Portfolio
 turnover rate          4%       10%       23%       0%
--------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.

(2) On June 12, 1998, Class C shares were renamed Class L shares.

(3) For the period from February 5, 1996 (inception date) to January 31, 1997.

(4) Net investment income per share includes short-term capital gain distributions from Underlying Funds.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 +  Annualized.

                                   40 | The Concert Allocation Series Prospectus

For a share of each class of capital stock outstanding throughout each year ended January 31:

Conservative Portfolio

--------------------------------------------------------------------------------

                            Class A Shares                      Class B Shares                       Class L Shares
                    2000(1)  1999(1)   1998    1997(2)  2000(1)  1999(1)   1998    1997(2)  2000(1)  1999(1)(3)  1998   1997(2)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of year   $12.04   $12.17   $11.90   $11.46   $12.02   $12.16   $11.89   $11.46  $12.02     $12.16   $11.89   $11.46
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from
 operations:
 Net investment
  income(4)            0.56     0.58     0.73     0.53     0.51     0.52     0.66     0.48    0.51       0.53     0.69     0.48
 Net realized and
  unrealized gain
  (loss)              (0.33)    0.11     0.63     0.43   (0.33)     0.10     0.64     0.42   (0.32)      0.10     0.62     0.42
--------------------------------------------------------------------------------------------------------------------------------
Total income from
 operations            0.23     0.69     1.36     0.96     0.18     0.62     1.30     0.90    0.19       0.63     1.31     0.90
--------------------------------------------------------------------------------------------------------------------------------
Less distributions
 from:
 Net investment
  income              (0.55)   (0.58)   (0.69)   (0.52)   (0.45)   (0.52)   (0.63)   (0.47)  (0.46)     (0.53)   (0.64)   (0.47)
 Net realized
  gains               (0.25)   (0.24)   (0.40)      --    (0.25)   (0.24)   (0.40)      --   (0.25)     (0.24)   (0.40)      --
--------------------------------------------------------------------------------------------------------------------------------
Total
 distributions        (0.80)   (0.82)   (1.09)   (0.52)   (0.70)   (0.76)   (1.03)   (0.47)  (0.71)     (0.77)   (1.04)   (0.47)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
 end of year         $11.47   $12.04   $12.17   $11.90   $11.50   $12.02   $12.16   $11.89  $11.50     $12.02   $12.16   $11.89
--------------------------------------------------------------------------------------------------------------------------------
Total return          1.96%    5.85%   11.70%  8.57%++    1.50%    5.22%   11.21%  8.03%++   1.59%      5.29%   11.25%  8.08%++
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
 year (000's)       $70,327  $71,583  $51,233  $30,478  $64,910  $64,983  $48,584  $28,297  $6,952     $6,899   $5,386   $4,129
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average
 net assets:
 Expenses             0.60%    0.60%    0.60%   0.60%+    1.10%    1.09%    1.10%   1.10%+   1.05%      1.05%    1.05%   1.05%+
 Net investment
  income               4.76     4.80     6.17    5.66+     4.29     4.31     5.67    5.16+    4.34       4.32     5.72    5.21+
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
 rate                    3%       5%      28%       0%       3%       5%      28%       0%      3%         5%      28%       0%
--------------------------------------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.

(2)  For the period from February 5, 1996 (inception date) to January 31, 1997.

(3)  On June 12, 1998, Class C shares were renamed Class L shares.

(4) Net investment income per share includes short-term capital gain distributions from Underlying Funds.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 +   Annualized.

                                   41 | The Concert Allocation Series Prospectus

Income Portfolio
--------------------------------------------------------------------------------

                                  Class A Shares                  Class B Shares                   Class L Shares
                          2000(1) 1999(1)    1998 1997(2) 2000(1) 1999(1)    1998 1997(2) 2000(1) 1999(1)(3)   1998 1997(2)
---------------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of year        $ 11.50 $ 11.75 $ 11.53 $ 11.46 $ 11.50 $ 11.76 $ 11.53 $ 11.46 $ 11.50   $11.76   $11.53 $ 11.46
---------------------------------------------------------------------------------------------------------------------------
Income (loss)
 from operations:
 Net investment
  income(4)                  0.64    0.69    0.76    0.63    0.59    0.63    0.70    0.58    0.60     0.64     0.71    0.59
 Net realized and
  unrealized gain
  (loss)                   (0.76)  (0.14)    0.52    0.07  (0.75)  (0.15)    0.52    0.07  (0.76)   (0.15)     0.52    0.07
---------------------------------------------------------------------------------------------------------------------------
Total income
 (loss) from
 operations                (0.12)    0.55    1.28    0.70  (0.16)    0.48    1.22    0.65  (0.16)     0.49     1.23    0.66
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
 Net investment
  income                   (0.63)  (0.69)  (0.77)  (0.63)  (0.58)  (0.63)  (0.70)  (0.58)  (0.58)   (0.64)   (0.71)  (0.59)
 Net realized
  gains                    (0.11)  (0.11)  (0.29)     --   (0.11)  (0.11)  (0.29)     --   (0.11)   (0.11)   (0.29)     --
---------------------------------------------------------------------------------------------------------------------------
Total
 distributions             (0.74)  (0.80)  (1.06)  (0.63)  (0.69)  (0.74)  (0.99)  (0.58)  (0.69)   (0.75)   (1.00)  (0.59)
---------------------------------------------------------------------------------------------------------------------------
Net asset value,
 end of year              $ 10.64 $ 11.50 $ 11.75 $ 11.53 $ 10.65 $ 11.50 $ 11.76 $ 11.53 $ 10.65   $11.50   $11.76 $ 11.53
---------------------------------------------------------------------------------------------------------------------------
Total return              (1.04)%   4.88%  11.44% 6.39%++ (1.47)%   4.25%  10.93% 5.89%++ (1.42)%    4.31%   10.98% 5.94%++
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of
 year (000's)             $32,111 $36,390 $29,574 $17,817 $28,302 $34,497 $26,563 $17,800 $ 3,698   $3,945   $3,568 $ 2,113
---------------------------------------------------------------------------------------------------------------------------
Ratios to average
 net assets:
 Expenses                   0.60%   0.60%   0.60%  0.60%+   1.10%   1.10%   1.10%  1.10%+   1.05%    1.05%    1.05%  1.05%+
 Net investment
  income                     5.78    5.95    6.62   6.32+    5.27    5.45    6.12   5.82+    5.36     5.47     6.17   5.87+
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
 rate                          4%      0%     28%      0%      4%      0%     28%      0%      4%       0%      28%      0%
---------------------------------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.

(2) For the period from February 5, 1996 (inception date) to January 31, 1997.

(3) On June 12, 1998, Class C shares were renamed Class L shares.

(4) Net investment income per share includes short-term capital gain distributions from Underlying Funds.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 +  Annualized.

                                   42 | The Concert Allocation Series Prospectus

                 (This page is intentionally left blank.)

Smith Barney                         SalomonSmithBarney
Concert Allocation                   ============================
Series Inc.                          A member of citigroup [LOGO]

Global Portfolio                     Balanced Portfolio


High Growth Portfolio                Conservative Portfolio


Growth Portfolio                     Income Portfolio

--------------------------------------------------------------------------------

Additional Information About the
Portfolios

Shareholder Reports
Annual and semiannual reports to shareholders provide additional information about the portfolios' investments. These reports discuss the market conditions and investment strategies that affected each portfolio's performance.

The portfolios send only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of Additional Information
The statement of additional information provides more detailed information about each portfolio. It is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the portfolios or obtain shareholder reports or the statement of additional information (without charge), by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the portfolios at 1-800-451-2010, or by writing to the portfolios at Smith Bar-ney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit Our Web Site
Our web site is located at www.smithbarney.com

Information about the portfolios (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Pub-lic Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the portfolios are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commis-sion's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the portfolios that is not in this prospec-tus, you should not rely upon that information. Neither the portfolios nor the distributor is offering to sell shares of the portfolios to any person to whom the portfolios may not lawfully sell their shares.

(SM) Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-07435)

[FD01083 5/00 16794]

                                                                    SMITH BARNEY

                                                                         Concert
                                                                      Allocation
                                                                     Series Inc.

                                                                      Prospectus


                                                             Class Z Shares Only

                                                                    May 30, 2000




The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

                                                                    Smith Barney
                                                                    Mutual Funds

Contents

Smith Barney Concert Allocation Series Inc. consists of 11 separate in-vestment portfolios, each with its own investment objective and poli-cies. This prospectus relates to 6 of those portfolios. Each portfolio offers different levels of potential return and involves different lev-els of risk.

Investments, risks and performance                 2
----------------------------------------------------
 Global Portfolio                                  3
----------------------------------------------------
 High Growth Portfolio                             6
----------------------------------------------------
 Growth Portfolio                                  9
----------------------------------------------------
 Balanced Portfolio                               12
----------------------------------------------------
 Conservative Portfolio                           15
----------------------------------------------------
 Income Portfolio                                 18
----------------------------------------------------

More on the portfolios' investments               21
----------------------------------------------------

Investment strategies and related risks           23
----------------------------------------------------

Management                                        25
----------------------------------------------------

Buying, redeeming and exchanging Class Z Shares   26
----------------------------------------------------

Dividends, distributions and taxes                27
----------------------------------------------------

Share price                                       28
----------------------------------------------------

Financial highlights                              29
----------------------------------------------------


Class Z shares described in this prospectus are offered exclusively for sale to tax-exempt employee benefit and retirement plans of Salomon Smith Barney Inc. and any of its affiliates.

                                 1  The Concert Allocation Series Class Z Shares

Investments, Risks and Performance
About the portfolios

Each portfolio is a "fund of funds"--meaning it invests in other mutual funds rather than directly in portfolio securities like stocks, bonds, and money mar-ket instruments. These underlying mutual funds will be open-end funds managed by the investment manager or its affiliates and have investment goals similar, but not identical to, those of the portfolios.

Each portfolio is managed as an asset allocation program with a Target Alloca-tion and a Target Range.

 Target Allocation is the manager's initial strategic focus in allocating between equity funds and fixed income funds.

 Target Range is the range in which the manager may vary from the Target Allocation.

Investing primarily in other mutual funds presents special risks:

 . In addition to the portfolio's operating expenses, you will indirectly bear the operating expenses of the underlying funds. For instance, you will pay management fees of both the portfolio and the underlying funds.

 . One underlying fund may buy the same securities that another underlying fund sells. You would indirectly bear the costs of these trades without accom-plishing any investment purpose.

 . You may receive taxable gains from portfolio transactions by the underlying funds as well as taxable gains resulting from transactions in shares of the underlying funds by a portfolio.

You should know:

You could lose money on your investment in a portfolio, or the portfolio may not perform as well as other investments

An investment in any of the portfolios is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency
Principal risks of investing in fixed income securities and equity securities

The underlying funds invest in fixed income securities and equity securities. Risks common to investments in fixed income securities and equity securities are set forth below. Because each portfolio has a different investment strate-gy, there are also principal risks that are specific to an investment in a par-ticular portfolio. These unique risks are described in the portfolio summaries beginning on the next page.

Fixed Income Securities:

 . When interest rates go up, prices of fixed income securities go down

 . An issuer of a security may default on its obligation to pay principal and/or interest or have its credit rating downgraded

 . An issuer of a security may prepay principal earlier than scheduled, which would force an underlying fund to reinvest in lower yielding securities. This is known as call or prepayment risk

 . Slower than expected principal payments may extend a security's life. This locks in a below-market interest rate, increases the security's duration and reduces the value of the security. This is known as extension risk

Equity Securities:

 . Stock prices may decline generally

 . If an adverse event occurs, such as the issuance of an unfavorable earnings report, the value of a particular issuer's security may be depressed

                                 2  The Concert Allocation Series Class Z Shares

Global Portfolio
Investment objective

Capital appreciation.

Principal investment strategies

The portfolio is a fund of funds. It invests in the Smith Barney global, inter-national and U.S. equity funds listed below.

Selection process

The manager periodically adjusts the allocation of the portfolio's assets among different Smith Barney funds depending upon the manager's outlook for the eq-uity markets in general, particular sectors of such markets, and the perfor-mance outlook for the underlying funds. In assessing the equity markets, the manager considers the relative outlook for domestic and international equity markets, a broad range of market and economic trends and quantitative factors. The performance of the underlying funds also influences their weighting in the portfolio. The manager tends to emphasize a mix of underlying funds that to-gether reflect a broad range of U.S. and international equity investments. The portfolio can invest in underlying funds that have a range of investment styles and focuses. Under normal market conditions, the portfolio allocates all of its assets to funds that invest primarily in equity securities.

--------------------------------------------------------------------------------

Target Allocation
---------------------------
Equity Funds           100%
---------------------------
Target Range
---------------------------
Equity Funds        80-100%
---------------------------
Fixed Income Funds    0-20%
---------------------------

Underlying Funds and Target Percentage of Portfolio
--------------------------------------------------------------------------------

Smith Barney Hansberger Global Value Fund       15-35%
------------------------------------------------------
International Equity Portfolio                  10-35%
------------------------------------------------------
Smith Barney Hansberger Global Small Cap Value
Fund                                             5-20%
------------------------------------------------------
Cash Portfolio                                   0-20%
------------------------------------------------------
Concert Peachtree Growth Fund Inc.               0-20%
------------------------------------------------------
Emerging Markets Portfolio                       0-20%
------------------------------------------------------
Large Cap Value Fund                             0-20%
------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.         0-20%
------------------------------------------------------
Smith Barney Large Cap Blend Fund                0-20%
------------------------------------------------------

Smith Barney Large Capitalization Growth Fund  0-20%
----------------------------------------------------
Smith Barney Small Cap Blend Fund, Inc.        0-20%
----------------------------------------------------
European Portfolio                             0-15%
----------------------------------------------------
Pacific Portfolio                              0-15%
----------------------------------------------------
Smith Barney Mid Cap Blend Fund                0-15%
----------------------------------------------------
Smith Barney Small Cap Growth Fund             0-15%
----------------------------------------------------
Smith Barney Small Cap Value Fund              0-15%
----------------------------------------------------
Smith Barney Appreciation Fund Inc.            0-10%
----------------------------------------------------
Smith Barney Fundamental Value Fund Inc.       0-10%
----------------------------------------------------

Principal risks of investing in the portfolio

Your investment in the portfolio is subject to the risks associated with in-vesting in equity securities generally. The principal risks associated with in-vesting in these securities are described on page 2 under "About the portfo-lios". Your investment in the portfolio is also subject to the following spe-cific risks:

 . You could lose money on your investment in a portfolio, or the portfolio may not perform as well as other investments

 . An underlying fund's investments in foreign securities may decline because of adverse governmental action or political, economic or market instability in a foreign country or region. In addition, currency fluctuations could erase in-vestment gains or add to investment losses. These risks are heightened for investments in emerging markets

 . The manager's judgment about the attractiveness and risk adjusted return po-tential of particular asset classes, investment styles, underlying funds or other issues may prove to be wrong

Who may want to invest

The portfolio may be an appropriate investment if you:

 . Are an aggressive investor seeking capital appreciation

 . Currently have exposure to fixed income investments and less volatile equity investments and wish to broaden your investment portfolio

 . Are willing to accept the risks of the stock market and the special risks of investing in foreign securities, including those of emerging markets

 . Have a long-term time horizon and no need for current income


                                 3  The Concert Allocation Series Class Z Shares

Risk return bar chart
--------------------------------------------------------------------------------

The bar chart indicates the risks of investing in the portfolio by showing the performance of the portfolio's Class A shares for the past calendar year. Since the portfolio did not have any Class Z shares outstanding during the calendar year ended December 31, 1999, the portfolio is showing total return, quarterly returns and comparative performance of its Class A shares (the class with the greatest net assets) to provide you with some indication of the portfolio's historical performance. Class Z shares have different performance because of different expenses. Performance information in the chart does not reflect sales charges, which would reduce your return.

Past performance does not necessarily indicate how the portfolio will perform in the future.

Quarterly Returns: Highest: 22.76% in 4th quarter 1999; Lowest: (17.89)% in 3rd quarter 1999.

Year to date: 1.18% (through 3/31/00)






                  Percentage Total Returns for Class A shares

                                    [GRAPH]

                                1999    33.62%

Risk return table
--------------------------------------------------------------------------------

               Average Annual Total Returns (Calendar years ended
               December 31, 1999)
                  -----------------------------------------------------------
                                              S&P   Russell     MSCI     MSCI
                                 Class A      500      2000     EAFE      EMI
                  -----------------------------------------------------------
               1 Year             26.91%   21.03%    19.62%   26.96%   66.41%
                  -----------------------------------------------------------
               Since Inception    11.95%   19.51%     2.83%   17.61%    9.38%
                  -----------------------------------------------------------
               Inception Date     3/9/98        *         *        *        *
                  -----------------------------------------------------------

The table as-
sumes the impo-
sition of the
maximum sales
charge applica-
ble to the
class, redemp-
tion of shares
at the end of
the period, and
reinvestment of
distributions
and dividends.

The table indi-
cates the risks
of investing in
the portfolio
by comparing
the average an-
nual total re-
turn of Class A
for the periods
shown to that
of the S&P 500
Composite Stock
Index (S&P
500), a broad-
based unmanaged
index of widely
held common
stocks; the
Russell 2000
Index (Russell
2000), a broad-
based unmanaged
capitalization
weighted index
of small capi-
talization com-
panies; the
Morgan Stanley
Capital Inter-
national EAFE
Index (MSCI
EAFE), a broad-
based unmanaged
index of for-
eign stocks;
and the Morgan
Stanley Capital
International
Emerging Mar-
kets Index
("MSCI EMI"), a
broad-based un-
managed index
of emerging
market compa-
nies with an
average size of
$800 million
and the index
performance of
emerging mar-
kets in South
America, South
Africa, Asia
and Eastern Eu-
rope.

                  *Index comparison begins on March 31, 1998.


Fee table
--------------------------------------------------------------------------------

               Shareholder fees (fees paid directly from your
               investment)
                  -----------------------------------------------------------
               Maximum sales charge on purchases (as a % of offering
                price)                                                  None
                  -----------------------------------------------------------
               Maximum deferred sales charge on redemptions (as a % of
                the lower of net asset value
                at purchase or redemption)                              None
                  -----------------------------------------------------------
               Annual fund operating expenses (paid by the portfolio
               as a % of net assets)
                  -----------------------------------------------------------
               Management fee                                           0.35%
                  -----------------------------------------------------------
               Distribution and service (12b-1) fees                    None
                  -----------------------------------------------------------
               Other expenses                                           None
                  -----------------------------------------------------------
               Total annual fund operating expenses                     0.35%
                  -----------------------------------------------------------

The table sets
forth the fees
and expenses
you will pay if
you invest in
shares of the
portfolio.

Based on ex-
pense ratios of
underlying
Smith Barney
funds in which
the Global
portfolio was
invested on
January 31,
2000, the ap-
proximate ex-
pense ratio is
expected to be
1.38%. Fee ta-
ble expenses
would be higher
if the expense
ratios of the
underlying
funds were in-
cluded.


                                 4  The Concert Allocation Series Class Z Shares

Example
--------------------------------------------------------------------------------

               Number of years you own your shares   1 year(*) 3 years(*) 5 years(*) 10 years(*)
                  ------------------------------------------------------------------------------
               Class Z (with or without
                redemption)                               $140       $437       $755      $1,657
                  ------------------------------------------------------------------------------

The example
helps you com-
pare the costs
of investing in
the portfolio
with other mu-
tual funds.
Your actual
costs may be
higher or low-
er.
(*)The example
assumes:

 . You invest
  $10,000 for
  the period
  shown

 . Your invest-
  ment has a 5%
  return each
  year

 . You reinvest
  all distribu-
  tions and
  dividends
  without a
  sales charge

 . The portfo-
  lio's operat-
  ing expenses
  remain the
  same

 . The expenses
  of the under-
  lying Smith
  Barney funds
  are re-
  flected.

                            5  The Concert Allocation Series Class Z Shares

High Growth Portfolio
Investment objective

Capital appreciation.

Principal investment strategies

The portfolio is a fund of funds. It invests in the Smith Barney mutual funds listed below, which are primarily equity funds.

Selection process

The manager periodically adjusts the allocation of the portfolio's assets among different Smith Barney funds depending upon the manager's outlook for the eq-uity markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity markets, the manager considers a broad range of market and economic trends and quantitative factors. The performance of the underlying funds also influences their weighting in the portfolio. The manager tends to emphasize underlying funds that focus upon smaller cap, higher growth companies. However, the portfolio can invest in un-derlying funds that have a range of investment styles and focuses, including large cap, international, emerging markets and high yield (Smith Barney High Income Fund) funds. The portfolio also allocates a portion of its assets to un-derlying funds that primarily invest in debt securities.

--------------------------------------------------------------------------------

Target Allocation
---------------------------
Equity Funds            90%
---------------------------
Fixed Income Funds      10%
---------------------------
Target Range
---------------------------
Equity Funds        80-100%
---------------------------
Fixed Income Funds    0-20%
---------------------------

Underlying Funds and Target Percentage of Portfolio
--------------------------------------------------------------------------------

Smith Barney Aggressive Growth Fund Inc.   10-30%
-------------------------------------------------
International Equity Portfolio              5-25%
-------------------------------------------------
Smith Barney Hansberger Global Value Fund   0-25%
-------------------------------------------------
Smith Barney Small Cap Blend Fund, Inc.     0-25%
-------------------------------------------------
Cash Portfolio                              0-20%
-------------------------------------------------
Concert Peachtree Growth Fund               0-20%
-------------------------------------------------
Emerging Markets Portfolio                  0-20%
-------------------------------------------------
Large Cap Value Fund                        0-20%
-------------------------------------------------
Smith Barney Appreciation Fund Inc.         0-20%
-------------------------------------------------
Smith Barney Fundamental Value Fund         0-20%
-------------------------------------------------

Smith Barney Hansberger Global Small Cap Value
Fund                                            0-20%
-----------------------------------------------------
Smith Barney High Income Fund                   0-20%
-----------------------------------------------------
Smith Barney Large Cap Blend Fund               0-20%
-----------------------------------------------------
Smith Barney Large Capitalization Growth Fund   0-20%
-----------------------------------------------------
Global Government Bond Portfolio                0-15%
-----------------------------------------------------
Smith Barney Government Securities Fund         0-15%
-----------------------------------------------------
Smith Barney Investment Grade Bond Fund         0-15%
-----------------------------------------------------
Smith Barney Mid Cap Blend Fund                 0-15%
-----------------------------------------------------
Smith Barney Small Cap Value Fund               0-15%
-----------------------------------------------------
Smith Barney Small Cap Growth Fund              0-15%
-----------------------------------------------------

Principal risks of investing in the portfolio

Your investment in the portfolio is subject to the risks associated with in-vesting in equity securities generally. The principal risks associated with in-vesting in equity securities are described on page 2 under "About the portfo-lios". Your investment in the portfolio is also subject to the following spe-cific risks:

 . You could lose money on your investment in a portfolio, or the portfolio may not perform as well as other investments

 . Growth stocks or small capitalization stocks (generally those listed on the Russell 2000 Indices) may fall out of favor with investors and may experience greater volatility, as well as greater potential for gain or loss

 . An underlying fund's investments in foreign securities may decline because of adverse governmental action or political, economic or market instability in a foreign country or region. In addition, currency fluctuations could erase in-vestment gains or add to investment losses. These risks are heightened for investments in emerging markets

 . The manager's judgment about the attractiveness and risk adjusted return po-tential of particular asset classes, investment styles, underlying funds or other issues may prove to be wrong

Who may want to invest

The portfolio may be an appropriate investment if you:

 . Currently have exposure to fixed income investments and less volatile equity investments and wish to broaden your investment portfolio

 . Are willing to accept the risks of the stock market

 . Have a long-term time horizon and no need for current income

                                 6  The Concert Allocation Series Class Z Shares

Risk return bar chart
--------------------------------------------------------------------------------

The bar chart indicates the risks of investing in the portfolio by showing the performance of the portfolio's Class Z shares for the past 2 calendar years.

Past performance does not necessarily indicate how the portfolio will perform in the future.

Quarterly returns: Highest: 22.33% in 4th quarter 1998; Lowest: (15.60)% in 3rd quarter 1998

Year to date: 5.01% (through 3/31/00)

                  Percentage Total Returns for Class Z shares

                                    [GRAPH]

                                1998    15.81%
                                1999    27.70%

Risk return table
--------------------------------------------------------------------------------

               Average Annual Total Returns (Calendar
               Years Ended December 31, 1999)
                  ------------------------------------------------------------
                           Class Z  S&P 500  Russell 2000 MSCI EAFE High Yield
                  ------------------------------------------------------------
               1 Year       27.70%   21.03%        19.62%    26.96%      1.73%
                  ------------------------------------------------------------
               Since
               Inception    17.76%   25.81%        11.29%    17.66%      5.97%
                  ------------------------------------------------------------
               Inception
               Date        1/17/97    *           *           *         *
                  ------------------------------------------------------------

The table as-
sumes redemp-
tion of shares
at the end of
the period and
reinvestment of
distributions
and dividends.

The table indi-
cates the risks
of investing in
the portfolio
by comparing
the average an-
nual total re-
turn of Class Z
shares for the
periods shown
to that of the
S&P 500 Compos-
ite Stock Index
(S&P 500), a
broad-based un-
managed index
of widely held
common stocks;
the Russell
2000 Index
(Russell 2000),
a broad-based
unmanaged capi-
talization
weighted index
of small capi-
talization com-
panies; the
Morgan Stanley
Capital Inter-
national EAFE
Index (MSCI
EAFE), a broad-
based unmanaged
index of for-
eign stocks;
and the Salomon
Smith Barney
High Yield Mar-
ket Index,
(High Yield) a
broad-based un-
managed index
of high yield
securities.
                  *Index comparison begins on January 31, 1997.

Fee table
--------------------------------------------------------------------------------

               Shareholder fees (fees paid directly from your
               investment)
                  -------------------------------------------------------------
               Maximum sales charge (load) imposed on purchases (as a %
                of offering price)                                         None
                  -------------------------------------------------------------
               Maximum deferred sales charge (load) (as a % of the lower
               of net asset value at purchase or redemption)               None
                  -------------------------------------------------------------
               Annual fund operating expenses (expenses deducted from
               portfolio assets)
                  -------------------------------------------------------------
               Management fee                                             0.35%
                  -------------------------------------------------------------
               Distribution and service (12b-1) fees                       None
                  -------------------------------------------------------------
               Other expenses                                              None
                  -------------------------------------------------------------
               Total annual fund operating expenses                       0.35%
                  -------------------------------------------------------------

The table sets
forth the fees
and expenses
you will pay if
you invest in
shares of the
portfolio

Based on the
expense ratios
of underlying
Smith Barney
funds in which
the High Growth
portfolio was
invested on
January 31,
2000, the ap-
proximate ex-
pense ratio is
expected to be
1.20%. Fee ta-
ble expenses
would be higher
if the expense
ratios of the
underlying
funds were in-
cluded.


                                 7  The Concert Allocation Series Class Z Shares

Example
--------------------------------------------------------------------------------

               Number of years you own
               your shares               1 year* 3 years* 5 years* 10 years*
                  ----------------------------------------------------------
               Class Z (with or without
                redemption)                 $122     $381     $660    $1,455
                  ----------------------------------------------------------

The example
helps you com-
pare the costs
of investing in
the portfolio
with other mu-
tual funds.
Your actual
costs may be
higher or low-
er.
*The example
assumes:
 . You invest
   $10,000 for
   the period
   shown
 . Your invest-
   ment has a
   5% return
   each year
 . You reinvest
   all distri-
   butions and
   dividends
   without a
   sales charge
 . The portfo-
   lio's oper-
   ating ex-
   penses re-
   main the
   same
 . The expenses
   of the un-
   derlying
   Smith Barney
   funds are
   reflected.

                                 8  The Concert Allocation Series Class Z Shares

Growth Portfolio
Investment objective

Long-term growth of capital.

Principal investment strategies

The portfolio is a fund of funds. It invests in the Smith Barney mutual funds listed below, which are primarily equity funds.

Selection process

The manager periodically adjusts the allocation of the portfolio's assets among different Smith Barney funds depending upon the manager's outlook for the eq-uity markets in general, and, to a lesser degree, the bond markets, particular sectors of such markets, and the performance outlook for the underlying funds. In assessing the equity markets, the manager considers a broad range of market and economic trends and quantitative factors. The performance of the underlying funds also influences their weighting in the portfolio. The manager tends to emphasize underlying funds that focus upon larger capitalization companies. However, the portfolio can invest in underlying funds that have a range of in-vestment styles and focuses, including small cap, international and high yield (Smith Barney High Income Fund) funds. The portfolio also allocates a signifi-cant portion of its assets to underlying funds that primarily invest in a broad range of debt securities to help reduce volatility.

--------------------------------------------------------------------------------

Target Allocation
--------------------------
Equity Funds           70%
--------------------------
Fixed Income Funds     30%
--------------------------
Target Range
--------------------------
Equity Funds        60-80%
--------------------------
Fixed Income Funds  20-40%
--------------------------

Underlying Funds and Target Percentage of Portfolio
--------------------------------------------------------------------------------

Smith Barney Appreciation Fund Inc.            0-30%
----------------------------------------------------
Smith Barney Fundamental Value Fund Inc.       0-30%
----------------------------------------------------
Smith Barney High Income Fund                  5-20%
----------------------------------------------------
Cash Portfolio                                 0-20%
----------------------------------------------------
Concert Peachtree Growth Fund                  0-20%
----------------------------------------------------
International Equity Portfolio                 0-20%
----------------------------------------------------
Large Cap Value Fund                           0-20%
----------------------------------------------------
Smith Barney Government Securities Fund        0-20%
----------------------------------------------------
Smith Barney Hansberger Global Value Fund      0-20%
----------------------------------------------------
Smith Barney Large Cap Blend Fund              0-20%
----------------------------------------------------
Smith Barney Large Capitalization Growth Fund  0-20%
----------------------------------------------------

Smith Barney Small Cap Blend Fund, Inc.         0-20%
-----------------------------------------------------
Global Government Bond Portfolio                0-15%
-----------------------------------------------------
Short-Term High Grade Bond Fund                 0-15%
-----------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.        0-15%
-----------------------------------------------------
Smith Barney Investment Grade Bond Fund         0-15%
-----------------------------------------------------
Smith Barney Managed Governments Fund           0-15%
-----------------------------------------------------
Smith Barney Hansberger Global Small Cap Value
Fund                                            0-10%
-----------------------------------------------------
Smith Barney Mid Cap Blend Fund                 0-10%
-----------------------------------------------------
Smith Barney Small Cap Growth Fund              0-10%
-----------------------------------------------------
Smith Barney Small Cap Value Fund               0-10%
-----------------------------------------------------

Principal risks of investing in the portfolio

Your investment in the portfolio is subject to the risks associated with in-vesting in equity securities and, to a lesser degree, fixed income securities generally. The principal risks associated with investing in equity securities are described on page 2 under "About the portfolios". Your investment in the portfolio is also subject to the following specific risks:

 . You could lose money on your investment in a portfolio, or the portfolio may not perform as well as other investments

 . An underlying fund's investments in foreign securities may decline because of adverse governmental action or political, economic or market instability in a foreign country or region. In addition, currency fluctuations could erase in-vestment gains or add to investment losses. These risks are heightened for investments in emerging markets

 . The manager's judgment about the attractiveness and risk adjusted return po-tential of particular asset classes, investment styles, underlying funds or other issues may prove to be wrong

 . Growth stock or small capitalization stocks (generally those listed on the Russell 2000 Indices) may fall out of favor and may experience greater vola-tility, as well as greater potential for gain or loss

 . When interest rates go up, prices of fixed income securities go down

Who may want to invest

The portfolio may be an appropriate investment if you:

 . Are seeking growth of capital

 . Are willing to accept the risks of the stock market, although lessened through greater exposure to fixed income securities than the High Growth Portfolio

 . Have a long-term time horizon and no need for current income


                                 9  The Concert Allocation Series Class Z Shares

Risk return bar chart
--------------------------------------------------------------------------------

The bar chart indicates the risk of investing in the portfolio by showing the performance of the portfolio's Class Z shares for the past 2 calendar years.

Past performance does not necessarily indicate how the portfolio will perform in the future.

Quarterly returns: Highest: 15.41% in 4th quarter 1998; Lowest: (10.63)% in 3rd quarter 1998

Year to date: 3.68% (through 3/31/00)

                  Percentage Total Returns for Class Z shares

                                    [GRAPH]

                                1998    13.95%
                                1999    17.50%

Risk return table
--------------------------------------------------------------------------------

               Average Annual Total Returns (Calendar Years Ended December
               31, 1999)
                  ----------------------------------------------------------
                          Class Z S&P 500 Russell 2000 MSCI EAFE  Lehman
                  ----------------------------------------------------------
               1 Year      17.50%  21.03%       19.62%    26.96% (2.15)%
                  ----------------------------------------------------------
               Since
               Inception   14.88%  25.81%       11.29%    17.66%  5.66 %
                  ----------------------------------------------------------
               Inception
               Date       1/17/97    *         *           *        *
                  ----------------------------------------------------------

The table as-
sumes redemp-
tion of shares
at the end of
the period and
reinvestment of
distributions
and dividends.

The table indi-
cates the risks
of investing in
the portfolio
by comparing
the average an-
nual total re-
turn of Class Z
shares for the
periods shown
to that of the
S&P 500 Compos-
ite Stock Index
(S&P 500), a
broad-based un-
managed index
of widely held
common stocks;
the Russell
2000 Index
(Russell 2000),
a broad-based
unmanaged capi-
talization
weighted index
of small capi-
talization com-
panies; the
Morgan Stanley
Capital Inter-
national EAFE
Index (MSCI
EAFE), a broad-
based unmanaged
index of for-
eign stocks;
and the Lehman
Government/Corporate
Bond Index
(Lehman), a
broad-based un-
managed index
of fixed income
securities.
                  *Index comparison begins on January 31, 1997.

Fee table
--------------------------------------------------------------------------------

               Shareholder fees (fees paid directly from your
               investment)
                  -------------------------------------------------------------
               Maximum sales charge (load) imposed on purchases (as a %
               of offering price)                                          None
                  -------------------------------------------------------------
               Maximum deferred sales charge (load) (as a % of the lower
               of net asset value at purchase or redemption)               None
                  -------------------------------------------------------------
               Annual fund operating expenses (expenses deducted from
               portfolio assets)
                  -------------------------------------------------------------
               Management fee                                             0.35%
                  -------------------------------------------------------------
               Distribution and service (12b-1) fees                       None
                  -------------------------------------------------------------
               Other expenses                                              None
                  -------------------------------------------------------------
               Total annual fund operating expenses                       0.35%
                  -------------------------------------------------------------

The table sets
forth the fees
and expenses
you will pay if
you invest in
shares of the
portfolio.

Based on the
expense ratios
of underlying
Smith Barney
funds in which
the Growth
portfolio was
invested on
January 31,
2000, the ap-
proximate ex-
pense ratio is
expected to be
1.14%. Fee ta-
ble expenses
would be higher
if the expense
ratios of the
underlying
Funds were in-
cluded.


                                 10 The Concert Allocation Series Class Z Shares

Example
--------------------------------------------------------------------------------

               Number of years you own
               your shares               1 year* 3 years 5 years 10 years*
                  --------------------------------------------------------
               Class Z (with or without
                redemption)                 $116    $362    $628    $1,386
                  --------------------------------------------------------

The example
helps you com-
pare the costs
of investing in
the portfolio
with other mu-
tual funds.
Your actual
costs may be
higher or low-
er.

*The example
assumes:
 . You invest
   $10,000 for
   the period
   shown
 . Your invest-
   ment has a
   5% return
   each year
 . You reinvest
   all distri-
   butions and
   dividends
   without a
   sales charge
 . The portfo-
   lio's oper-
   ating ex-
   penses re-
   main the
   same
 . The expenses
   of the un-
   derlying
   Smith Barney
   funds are
   reflected.

                                 11 The Concert Allocation Series Class Z Shares

Balanced Portfolio

Investment objective

Balance of growth of capital and income.

Principal investment strategies

The portfolio is a fund of funds. It invests in the Smith Barney equity and fixed income funds listed below.

Selection process

The manager periodically adjusts the allocation of the portfolio's assets among different Smith Barney funds depending upon the manager's outlook for the eq-uity and bond markets in general, particular sectors of such markets, and the performance outlook for the underlying funds. In assessing the equity and bond markets, the manager considers a broad range of market and economic trends and quantitative factors. The performance of the underlying funds also influences their weighting in the portfolio. In selecting equity funds, the manager tends to emphasize underlying funds that focus upon established large-capitalization, U.S. stocks. The portfolio's fixed income funds mainly invest in U.S. govern-ment and agency securities and mortgage-backed securities. However, the portfo-lio can invest in underlying funds that have a range of investment styles and focuses.

--------------------------------------------------------------------------------

Target Allocation
--------------------------
Equity Funds           50%
--------------------------
Fixed Income Funds     50%
--------------------------
Target Range
--------------------------
Equity Funds        40-60%
--------------------------
Fixed Income Funds  40-60%
--------------------------

Underlying Funds and Target Percentage of Portfolio
--------------------------------------------------------------------------------

Smith Barney Diversified Strategic Income Fund  5-25%
-----------------------------------------------------
Large Cap Value Fund                            5-20%
-----------------------------------------------------
Smith Barney Convertible Fund                   5-20%
-----------------------------------------------------
Smith Barney Large Cap Blend Fund               5-20%
-----------------------------------------------------
Smith Barney Managed Governments Fund Inc.      5-20%
-----------------------------------------------------
Smith Barney Premium Total Return Fund          5-20%
-----------------------------------------------------
Cash Portfolio                                  0-25%
-----------------------------------------------------
Short-Term High Grade Bond Fund                 0-20%
-----------------------------------------------------
Smith Barney Appreciation Fund Inc.             0-20%
-----------------------------------------------------

Smith Barney Fundamental Value Fund Inc.       0-20%
----------------------------------------------------
Smith Barney Government Securities Fund        0-20%
----------------------------------------------------
Concert Peachtree Growth Fund                  0-15%
----------------------------------------------------
Global Government Bond Portfolio               0-15%
----------------------------------------------------
International Equity Portfolio                 0-15%
----------------------------------------------------
Smith Barney Hansberger Global Value Fund      0-15%
----------------------------------------------------
Smith Barney High Income Fund                  0-15%
----------------------------------------------------
Smith Barney Large Capitalization Growth Fund  0-15%
----------------------------------------------------
Smith Barney Small Cap Blend Fund, Inc.        0-15%
----------------------------------------------------

Principal risks of investing in the portfolio

Your investment in the portfolio is subject to the risks associated with in-vesting in both fixed income securities and equity securities generally. The principal risks associated with investing in these securities are described on page 2 under "About the portfolios". Your investment in the portfolio is also subject to the following specific risks:

You could lose money on your investment in a portfolio, or the portfolio may not perform as well as other investments

 . An underlying fund's investments in foreign securities may decline because of adverse governmental action or political, economic or market instability in a foreign country or region. In addition, currency fluctuations could erase investment gains or add to investment losses These risks are heightened for investments in emerging markets

 . The manager's judgment about the attractiveness and risk adjusted return potential of particular asset classes, investment styles, underlying funds or other issues may prove to be wrong

 . When interest rates go up, prices of fixed income securities go down

Who may want to invest

The portfolio may be an appropriate investment if you:

 . Are willing to sacrifice some growth potential for less volatility

 . Are willing to accept the risks of the stock market

 . Have a long-term time horizon

                                 12 The Concert Allocation Series Class Z Shares

Risk return bar chart
--------------------------------------------------------------------------------

The bar chart indicates the risks of investing in the portfolio by showing the performance of the portfolio's Class Z shares for the past 2 calendar years.

Past performance does not necessarily indicate how the portfolio will perform in the future.

Quarterly returns: Highest: 7.86% in 4th quarter 1998; Lowest: (5.20)% in 3rd quarter 1998

Year to date: 3.58% (through 3/31/00)


                  Percentage Total Returns for Class Z shares

                                    [GRAPH]

                                1998     9.20%
                                1999     7.58%

Risk return table
--------------------------------------------------------------------------------

               Average Annual Total Returns (Calendar Years Ended December 31,
               1999)
                  ---------------------------------------------------------------
                           Class Z  S&P 500  Lehman Gov/Corp  T-bill   World Bond
                  ---------------------------------------------------------------
               1 Year        7.58%   21.03%            2.15%   4.26%      (4.27)%
                  ---------------------------------------------------------------
               Since
               Inception     9.59%   25.81%            5.66%   5.40%*      4.49 %
                  ---------------------------------------------------------------
               Inception
               Date        1/17/97        *                *       *            *
                  ---------------------------------------------------------------

The table as-
sumes redemp-
tion of shares
at the end of
the period and
reinvestment of
distributions
and dividends.

The table indi-
cates the risks
of investing in
the portfolio
by comparing
the average an-
nual total re-
turn of Class Z
shares for the
periods shown
to that of the
S&P 500 Compos-
ite Stock Index
(S&P 500), a
broad-based un-
managed index
of widely held
common stocks;
the Lehman
Government/Corporate
Bond Index
(Lehman
Gov/Corp), a
broad-based un-
managed index
of fixed income
securities; the
Salomon Smith
Barney One-Year
Treasury Bill
Index (T-bill),
consisting of a
single 1-Year
U.S. Treasury
bill whose re-
turn is tracked
until maturity;
and the Salomon
Smith Barney
World Govern-
ment Bond Index
(World Bond), a
broad-based un-
managed index
of interna-
tional fixed
income
securities.
                  *Index comparison begins on January 31, 1997.

Fee table
--------------------------------------------------------------------------------

               Shareholder fees (fees paid directly from your
               investment)
                  -------------------------------------------------------------
               Maximum sales charge (load) imposed on purchases (as a %
               of offering price)                                          None
                  -------------------------------------------------------------
               Maximum deferred sales charge (load) (as a % of the lower
               of net asset
               value at purchase or redemption)                            None
                  -------------------------------------------------------------
               Annual fund operating expenses (expenses deducted from
               portfolio assets)
                  -------------------------------------------------------------
               Management fee                                             0.35%
                  -------------------------------------------------------------
               Distribution and service (12b-1) fees                       None
                  -------------------------------------------------------------
               Other expenses                                              None
                  -------------------------------------------------------------
               Total annual fund operating expenses                       0.35%
                  -------------------------------------------------------------

The table sets
forth the fees
and expenses
you will pay if
you invest in
shares of the
portfolio.

Based on the
expense ratios
of underlying
Smith Barney
funds in which
the Balanced
portfolio was
invested on
January 31,
2000, the
approximate
expense ratio
is expected to
be 1.07%. Fee
table expenses
would be higher
if the expense
ratios of the
underlying
funds were
included.


                                 13 The Concert Allocation Series Class Z Shares

Example
--------------------------------------------------------------------------------

               Number of years you own your shares   1 year* 3 years 5 years 10 years*
                  --------------------------------------------------------------------
               Class Z (With or without
                redemption)                             $109    $340    $590    $1,306
                  --------------------------------------------------------------------

The example
helps you com-
pare the costs
of investing in
the portfolio
with other mu-
tual funds.
Your actual
costs may be
higher or low-
er.

* The example
  assumes:
 . You invest
  $10,000 for
  the period
  shown
 . Your invest-
  ment has a 5%
  return each
  year
 . You reinvest
  all distribu-
  tions and
  dividends
  without a
  sales charge
 . The portfo-
  lio's operat-
  ing expenses
  remain the
  same
 . The expenses
  of the under-
  lying Smith
  Barney funds
  are re-
  flected.

                                 14 The Concert Allocation Series Class Z Shares

Conservative Portfolio
Investment objective

Primary: Income. Secondary: Long-term growth of capital.

Principal investment strategies

The portfolio is a fund of funds. It invests primarily in the Smith Barney funds that focus on the taxable fixed income funds listed below. The portfolio also invests in stock funds invested primarily in U.S. large capitalization stocks.

Selection process

The manager periodically adjusts the allocation of the portfolio's assets among different Smith Barney funds depending upon the manager's outlook for the dif-ferent sectors of the bond market and, to a lesser degree, the equities mar-kets. In assessing the bond markets, the manager considers a broad range of economic trends and quantitative factors. The performance of the underlying funds also influences their weighting in the portfolio. The portfolio's fixed income funds mainly invest in U.S. government and agency securities and mort-gage-backed securities. In selecting equity funds, the manager tends to empha-size underlying funds that focus upon large capitalization stocks. However, the portfolio can invest in underlying funds that have a range of investment styles and focuses.

--------------------------------------------------------------------------------

Target Allocation
--------------------------
Equity Funds           30%
--------------------------
Fixed Income Funds     70%
--------------------------
Target Range
--------------------------
Equity Funds        20-40%
--------------------------
Fixed Income Funds  60-80%
--------------------------

Underlying Funds and Target Percentage of Portfolio
--------------------------------------------------------------------------------

Smith Barney Diversified Strategic Income Fund  10-30%
------------------------------------------------------
Smith Barney Managed Governments Fund Inc.       5-25%
------------------------------------------------------
Smith Barney Premium Total Return Fund           5-25%
------------------------------------------------------
Smith Barney Government Securities Fund          5-20%
------------------------------------------------------
Smith Barney Convertible Fund                    5-15%
------------------------------------------------------
Cash Portfolio                                   0-30%
------------------------------------------------------
Global Government Bond Portfolio                 0-20%
------------------------------------------------------

                             Large Cap Value Fund                            0-20%
----------------------------------------------------------------------------------
                             Short-Term High Grade Bond Fund                 0-20%
----------------------------------------------------------------------------------
                             Smith Barney High Income Fund                   0-20%
----------------------------------------------------------------------------------
                             Smith Barney Appreciation Fund Inc.             0-15%
----------------------------------------------------------------------------------
                             Smith Barney Fundamental Value Fund Inc.        0-15%
----------------------------------------------------------------------------------
                             International Equity Portfolio                  0-10%
----------------------------------------------------------------------------------
                             Smith Barney Hansberger Global Value Fund       0-10%
----------------------------------------------------------------------------------

Principal risks of investing in the portfolio

Your investment in the portfolio is subject to the risks associated with in-vesting in fixed income securities and, to a lesser degree, equity securities generally. The principal risks associated with investing in these securities are described on page 2 under "About the portfolios". Your investment in the portfolio is also subject to the following specific risks:

 . You could lose money on your investment in a portfolio, or the portfolio may not perform as well as other investments

 . The manager's judgment about the attractiveness and risk adjusted return po-tential of particular asset classes, investment styles, underlying funds or other issues may prove to be wrong

 . When interest rates go up, prices of fixed income securities go down

 . An issuer of a security may prepay principal earlier than scheduled, which would force an underlying fund to reinvest in lower yielding securities

Who may want to invest

The portfolio may be an appropriate investment if you:

 . Are seeking income, but also some long-term growth of capital to help offset the loss of purchasing power due to inflation

 . Are a conservative investor willing to sacrifice some growth potential in ex-change for less (but not zero) volatility

                                 15 The Concert Allocation Series Class Z Shares

Risk return bar chart
--------------------------------------------------------------------------------

The bar chart indicates the risks of investing in the portfolio by showing the performance of the portfolio's Class A shares for the past 3 calendar years. Since the portfolio did not have any Class Z shares outstanding during the cal-endar year ended December 31, 1999, the portfolio is showing total return, quarterly returns and comparative performance of its Class A shares (the class with the greatest net assets) to provide you with some indication of the port-folio's historical performance. Class Z shares have different performance be-cause of different expenses. Performance information in the chart does not re-flect sales charges, which would reduce your return.

Past performance does not necessarily indicate how the portfolio will perform in the future.

Quarterly returns: Highest: 6.01% in 2nd quarter 1997; Lowest: (3.42)% in 3rd quarter 1998

Year to date: 2.42% (through 3/31/00)

                  Percentage Total Returns for Class A shares

                                    [GRAPH]

                                1997    11.81%
                                1998     6.02%
                                1999     3.98%



Risk return table
--------------------------------------------------------------------------------

               Average Annual Total Returns (Calendar Years Ended
               December 31, 1999)
                  ----------------------------------------------------------
                                              S&P              High
                                 Class A      500    Lehman   Yield   T-bill
                  ----------------------------------------------------------
               1 Year            (0.67)%   21.03%   (2.15)%   1.73%    4.26%
                  ----------------------------------------------------------
               Since Inception    6.23 %   26.27%    5.51 %   7.08%    5.54%
                  ----------------------------------------------------------
               Inception Date     2/5/96        *         *       *        *
                  ----------------------------------------------------------

The table as-
sumes the impo-
sition of the
maximum sales
charge applica-
ble to the
class, redemp-
tion of shares
at the end of
the period, and
reinvestment of
distributions
and dividends.

The table indi-
cates the risks
of investing in
the portfolio
by comparing
the average an-
nual total re-
turn of Class A
Shares for the
periods shown
to that of the
S&P 500 Compos-
ite Stock Index
(S&P 500), a
broad-based un-
managed index
of widely held
common stocks;
the Lehman
Government/Corporate
Bond Index
(Lehman), a
broad-based un-
managed index
of fixed income
securities;
Salomon Smith
Barney High
Yield Market
Index (High
Yield), a
broad-based un-
managed index
of high yield
securities and
the Salomon
Smith Barney
One-Year Trea-
sury Bill Index
(T-bill), con-
sisting of a
single 1-Year
U.S. Treasury
bill whose re-
turn is tracked
until maturity.

                  *Index comparison begins on February 29, 1996.

Fee table
--------------------------------------------------------------------------------

The table sets
forth the fees
and expenses
you will pay if
you invest in
shares of the
portfolio.

               Shareholder fees (fees paid directly from your
               investment)
                  -------------------------------------------------------------
               Maximum sales charge (load) imposed on purchases (as a %
                of offering price)                                         None
                  -------------------------------------------------------------
               Maximum deferred sales charge (load) (as a % of the lower
               of net asset value at purchase or redemption)               None
                  -------------------------------------------------------------
               Annual fund operating expenses (expenses deducted from
               portfolio assets)
                  -------------------------------------------------------------
               Management fee                                             0.35%
                  -------------------------------------------------------------
               Distribution and service (12b-1) fees                       None
                  -------------------------------------------------------------
               Other expenses                                              None
                  -------------------------------------------------------------
               Total annual fund operating expenses                       0.35%
                  -------------------------------------------------------------

Based on the
expense ratios
of underlying
Smith Barney
funds in which
the Conserva-
tive portfolio
invested during
the most recent
fiscal year,
the approximate
expense ratio
is expected to
be 1.07%. Fee
table expenses
would be higher
if the expense
ratios of the
underlying
funds were in-
cluded.


                                 16 The Concert Allocation Series Class Z Shares

Example
--------------------------------------------------------------------------------

               Number of years you own
               your                      1 year* 3 years* 5 years* 10 years*
                  ----------------------------------------------------------
               Class Z (with or without
                redemption)                 $109     $340     $590    $1,306
                  ----------------------------------------------------------

The example
helps you com-
pare the costs
of investing in
the portfolio
with other mu-
tual funds.
Your actual
costs may be
higher or low-
er.

* The example
  assumes:
 . You invest
  $10,000 for
  the period
  shown
 . Your invest-
  ment has a 5%
  return each
  year
 . You reinvest
  all distribu-
  tions and
  dividends
  without a
  sales charge
 . The portfo-
  lio's operat-
  ing expenses
  remain the
  same
 . The expenses
  of the under-
  lying Smith
  Barney funds
  are
  reflected.

                                 17 The Concert Allocation Series Class Z Shares

Income Portfolio

Investment objective

High current income.

Principal investment strategies

The portfolio is a fund of funds. It invests primarily in the Smith Barney funds listed below that focus on taxable fixed income securities.

Selection process

The manager periodically adjusts the allocation of the portfolio's assets among different Smith Barney funds depending upon the manager's outlook for the dif-ferent sectors of the bond market. In assessing the bond markets, the manager considers a broad range of economic trends and quantitative factors. The per-formance of the underlying funds also influences their weighting in the portfo-lio. The portfolio focuses on funds that invest in a broad range of fixed income securities. The portfolio also allocates a portion of its assets to un-derlying funds that primarily invest in equity securities.

--------------------------------------------------------------------------------

Target Allocation
---------------------------
Equity Funds            10%
---------------------------
Fixed Income Funds      90%
---------------------------
Target Range
---------------------------
Equity Funds          0-20%
---------------------------
Fixed Income Funds  80-100%
---------------------------

Underlying Funds and Target Percentage of Portfolio
--------------------------------------------------------------------------------

Smith Barney Diversified Strategic Income Fund  10-30%
------------------------------------------------------
Short-Term High Grade Bond Fund                  5-30%
------------------------------------------------------
Smith Barney Managed Governments Fund Inc.       5-30%
------------------------------------------------------
Smith Barney Government Securities Fund          5-20%
------------------------------------------------------
Cash Portfolio                                   0-30%
------------------------------------------------------
Smith Barney High Income Fund                    0-25%
------------------------------------------------------
Global Government Bond Portfolio                 0-20%
------------------------------------------------------

Large Cap Value Fund                      0-15%
-----------------------------------------------
Smith Barney Convertible Fund             0-15%
-----------------------------------------------
Smith Barney Investment Grade Bond Fund   0-15%
-----------------------------------------------
Smith Barney Premium Total Return Fund    0-15%
-----------------------------------------------
International Equity Portfolio            0-10%
-----------------------------------------------
Smith Barney Appreciation Fund Inc.       0-10%
-----------------------------------------------
Smith Barney Fundamental Value Fund Inc.  0-10%
-----------------------------------------------

Principal risks of investing in the portfolio

Your investment in the portfolio is subject to the risks associated with in-vesting in fixed income securities and, to a lesser degree, equity securities generally. The principal risks associated with investing in these securities are described on page 2 in "About the portfolios". Your investment in the port-folio is also subject to the following specific risks:

 . You could lose money on your investment in a portfolio, or the portfolio may not perform as well as other investments

 . The manager's judgment about the attractiveness and risk adjusted return po-tential of particular asset classes, investment styles, underlying funds or other issues may prove to be wrong

 . When interest rates go up, prices of fixed income securities go down

 . An issuer of a security may prepay principal earlier than scheduled, which would force an underlying fund to reinvest in lower yielding securities

 . An issuer of a security may default on its obligation to pay principal and/or interest or the security's credit rating may be downgraded

Who may want to invest

The portfolio may be an appropriate investment if you:

 . Are seeking current income

 . Are a conservative investor willing to sacrifice growth potential for less
  (but not zero) volatility

                                 18 The Concert Allocation Series Class Z Shares

Risk return bar chart
--------------------------------------------------------------------------------

The bar chart indicates the risks of investing in the portfolio by showing the performance of the portfolio's Class A shares for each of the past 3 calendar years. Since the portfolio did not have any Class Z shares outstanding during the calendar year ended December 31, 1999, the portfolio is showing total re-turn, quarterly returns and comparative performance of its Class A shares (the class with the greatest net assets) to provide you with some indication of the portfolio's historical performance. Class Z shares have different performance because of different expenses. Performance information in the chart does not reflect sales charges, which would reduce your return.

Past performance does not necessarily indicate how the portfolio will perform in the future.

Quarterly returns: Highest: 5.09% in 2nd quarter 1997; Lowest: (1.10)% in 3rd quarter 1998

Year to date: 1.34% (through 3/31/00)

                  Percentage Total Returns for Class A shares

                                    [GRAPH]

                                1997    11.00%
                                1998     5.32%
                                1999     0.34%

Risk return table
--------------------------------------------------------------------------------

               Average Annual Total Returns (Calendar Years Ended
               December 31, 1999)
                  ----------------------------------------------------------
                                              S&P              High
                                 Class A      500    Lehman   Yield   T-bill
                  ----------------------------------------------------------
               1 Year            (4.17)%   21.03%   (2.15)%   1.73%    4.26%
                  ----------------------------------------------------------
               Since Inception    4.42 %   26.27%    5.51 %   7.08%    5.54%
                  ----------------------------------------------------------
               Inception Date     2/5/96        *         *       *        *
                  ----------------------------------------------------------

The table as-
sumes redemp-
tion of shares
at the end of
the period and
reinvestment of
distributions
and dividends.

The table indi-
cates the risks
of investing in
the portfolio
by comparing
the average an-
nual total re-
turn of Class A
shares for the
periods shown
to that of the
S&P 500 Compos-
ite Stock Index
(S&P 500), a
broad-based un-
managed index
of widely held
common stocks;
the Lehman
Government/Corporate
Bond Index
(Lehman), a
broad-based un-
managed index
of fixed income
securities;
Salomon Smith
Barney High
Yield Market
Index (High
Yield), a
broad-based un-
managed index
of high yield
securities and
the Salomon
Smith Barney
One-Year Trea-
sury Bill Index
(T-bill), con-
sisting of one
1-Year U.S.
Treasury bill
whose return is
tracked until
maturity.

                  *Index comparison begins on February 29, 1996.

Fee table
--------------------------------------------------------------------------------

               Shareholder fees (fees paid directly from your
               investment)
                  -------------------------------------------------------------
               Maximum sales charge (load) imposed on purchases (as a %
                of offering price)                                         None
                  -------------------------------------------------------------
               Maximum deferred sales charge (load) (as a % of the lower
                of net asset value
                at purchase or redemption)                                 None
                  -------------------------------------------------------------
               Annual fund operating expenses (expenses deducted from
               portfolio assets)
                  -------------------------------------------------------------
               Management fee                                             0.35%
                  -------------------------------------------------------------
               Distribution and service (12b-1) fees                       None
                  -------------------------------------------------------------
               Other expenses                                              None
                  -------------------------------------------------------------
               Total annual fund operating expenses                       0.35%
                  -------------------------------------------------------------

The table sets
forth the fees
and expenses
you will pay if
you invest in
shares of the
portfolio.

Based on the
expense ratios
of underlying
Smith Barney
funds in which
the Income
portfolio in-
vested during
the most recent
fiscal year,
the approximate
expense ratio
is expected to
be 1.02%. Fee
table expenses
would be higher
if the expense
ratios of the
underlying
funds were in-
cluded.


                                 19 The Concert Allocation Series Class Z Shares

Example
--------------------------------------------------------------------------------

               Number of years you own your   1 year* 3 years* 5 years* 10 years*
                  ---------------------------------------------------------------
               Class Z (with or without
                redemption)                    $104     $325     $563    $1,248
                  ---------------------------------------------------------------

The example
helps you com-
pare the costs
of investing in
the portfolio
with other mu-
tual funds.
Your actual
costs may be
higher or
lower.

*The example
assumes:
 . You invest
   $10,000 for
   the period
   shown
 . Your invest-
   ment has a
   5% return
   each year
 . You reinvest
   all distri-
   butions and
   dividends
   without a
   sales charge
 . The portfo-
   lio's oper-
   ating ex-
   penses re-
   main the
   same
 . The expenses
   of the un-
   derlying
   Smith Barney
   funds are
   reflected.

                                 20 The Concert Allocation Series Class Z Shares

More On The Portfolios' Investments
Underlying funds

The following is a description of the investment objectives and principal in-vestments of the underlying funds in which the portfolios invest.

The underlying funds that invest primarily in equity securities are:

Smith Barney Aggressive Growth Fund Inc. seeks capital appreciation by invest-ing primarily in common stocks of companies the adviser believes are experienc-ing, or have the potential to experience, growth in earnings that exceed the average earnings growth rate of companies whose securities are included in the Standard & Poor's 500 Index.

Smith Barney Appreciation Fund Inc. seeks long-term appreciation of shareholder capital by investing primarily in equity securities of U.S. companies. The core holdings of the fund are blue chip companies that are dominant in their indus-tries.

Smith Barney Fundamental Value Fund Inc.'s investment objective is long-term capital growth. Current income is a secondary objective. The fund seeks to achieve its primary objective by investing in a diversified portfolio of common stocks and common stock equivalents and, to a lesser extent, in bonds and other debt instruments.

Large Cap Value Fund seeks current income and long-term growth of capital. The fund invests primarily in common stocks of companies having a market capital-ization of at least $5 billion that are considered by its adviser (i) to be un-dervalued by the marketplace, (ii) to offer potential opportunities not yet recognized by the marketplace, or (iii) to have been out of favor in the marketplace but that are poised to turn around because of a new management team, product or business strategy.

Smith Barney Large Cap Blend Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities of large capitalization companies with market capitalizations greater than $5 billion at the time of investment that exhibit growth and/or value attributes.

Smith Barney Large Capitalization Growth Fund seeks long-term growth of capital by investing in equity securities of large capitalization companies with market capitalizations greater than $5 billion at the time of investment that are be-lieved to afford attractive opportunities for investment growth.

Smith Barney Mid Cap Blend Fund seeks long-term growth of capital by investing primarily in equity securities of medium-sized companies whose market capital-izations are no greater than the market capitalizations of companies in the S&P MidCap Index at the time of investment.

Concert Peachtree Growth Fund's investment objective is capital appreciation by investing in securities believed to have above average potential for capital appreciation. In attempting to achieve the fund's investment objective, the fund uses a disciplined approach to identify equity securities of companies having prospects of strong, sustainable earnings growth and that are believed to afford attractive opportunities for stock price appreciation.

Smith Barney Small Cap Blend Fund, Inc. seeks long-term capital appreciation by investing primarily in the common stocks of U.S. companies with relatively small market capitalizations at the time of investment.

Smith Barney Small Cap Growth Fund seeks long-term growth of capital by invest-ing primarily in equity securities of high growth companies. These companies possess a market capitalization within the market capitalization range of com-panies in the Russell 2000 Growth Index at the time of the fund's investment.

Smith Barney Small Cap Value Fund seeks long-term growth of capital by invest-ing primarily in equity securities of smaller capitalized companies whose mar-ket capitalizations are no greater than the market capitalizations of companies in the Russell 2000 Value Index at the time of investment.

Smith Barney Premium Total Return Fund seeks to provide shareholders with total return, consisting of long-term capital appreciation and income, by investing primarily in a diversified portfolio of equity and fixed income securities.

Smith Barney Hansberger Global Value Fund seeks long-term capital growth by in-vesting primarily in equity securities of companies in any country including the United States which, in the opinion of its advisers, are undervalued. In-come is an incidental consideration.

Smith Barney Hansberger Global Small Cap Value Fund seeks long-term capital growth by investing primarily in equity securities of U.S. and foreign issuers with relatively small market capitalizations which, in the opinion of its ad-visers, are undervalued. Income is an incidental consideration.

Emerging Markets Portfolio seeks long-term capital appreciation through a port-folio invested primarily in securities of emerging country issuers.

International Equity Portfolio seeks total return on its assets from growth of capital and income. The fund invests primarily in a diversified portfolio of equity securities of

                                 21 The Concert Allocation Series Class Z Shares
foreign companies including exchange traded and over-the-counter common stocks and preferred shares, debt securities convertible into equity securities and rights and warrants relating to equity securities.

European Portfolio seeks long-term capital appreciation by investing primarily in the equity securities of issuers based in European countries including coun-tries located in Western Europe (e.g., France, Germany, Italy, the Netherlands, Switzerland and the United Kingdom) and Eastern Europe (e.g., Czech Republic, Hungary, Poland and the countries of the former Soviet Union).

Pacific Portfolio seeks long-term capital appreciation by investing primarily in equity securities of companies in Australia, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Pakistan, Papua New Guinea, the People's Republic of China, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thai-land.

The underlying funds that invest primarily in fixed income securities are:

Smith Barney High Income Fund seeks to provide shareholders with high current income. Although growth of capital is not an investment objective of the fund, its adviser may consider potential for growth as one factor, among others, in selecting investments for the fund. The fund will seek high current income by investing in high risk, high-yielding corporate bonds, debentures and notes de-nominated in U.S. dollars or foreign currencies.

Smith Barney Investment Grade Bond Fund seeks to provide as high a level of current income as is consistent with prudent investment management and preser-vation of capital. The fund invests primarily in a portfolio of investment grade bonds.

Smith Barney Government Securities Fund seeks high current return by investing in obligations of, or securities guaranteed by, the U.S. government, its agen-cies or instrumentalities (including, without limitation, treasury bills and bonds, mortgage participation certificates issued by the Federal Home Loan Mortgage Corporation ("FHLMC") and mortgage-backed securities issued by the Government National Mortgage Association ("GNMA").

Short-Term High Grade Bond Fund seeks current income, preservation of capital and liquidity. The fund seeks to achieve its objective by investing its assets in corporate debt securities, bank obligations and securities issued by the U.S. government and its agencies and instrumentalities.

Smith Barney Managed Governments Fund Inc. seeks high current income consistent with liquidity and safety of capital. The fund invests substantially all of its assets in U.S. government securities. The fund's portfolio consists primarily of mortgage-backed securities issued or guaranteed by GNMA, the Federal Na-tional Mortgage Association ("FNMA") and FHLMC.

Smith Barney Diversified Strategic Income Fund seeks high current income pri-marily through investment in fixed income securities, including high yield se-curities. The fund attempts to achieve its objective by allocating and reallo-cating its assets primarily among various types of fixed-income securities such as: obligations issued or guaranteed as to principal and interest by the U.S. government; mortgage-related securities issued by various governmental and non-governmental entities; domestic and foreign corporate securities; and foreign government securities.

Global Government Bond Portfolio seeks as high a level of current income and capital appreciation as is consistent with its policy of investment principally in high quality bonds of the U.S. and foreign governments.

Cash Portfolio is a money market fund that seeks maximum current income and preservation of capital by investing in high quality U.S. dollar denominated short-term debt securities.

Smith Barney Convertible Fund seeks current income and capital appreciation by investing in investment and non-investment grade convertible securities and in combinations of non-convertible fixed-income securities and warrants or call options that together resemble convertible securities.

Temporary defensive investments (all portfolios)

Each of the portfolios may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking tempo-rary defensive positions in the Cash Portfolio, a series of Smith Barney Money Funds, Inc., repurchase agreements or cash. If a portfolio takes a temporary defensive position, it may be unable to achieve its investment objective.

                                 22 The Concert Allocation Series Class Z Shares

Investment Strategies and Related Risks

Portfolio turnover (all portfolios)

Each underlying fund may engage in active and frequent trading to achieve its principal investment strategies. As a result, an underlying fund may realize and distribute to a portfolio higher capital gains, which could increase the tax liability for the portfolio's shareholders. Frequent trading also increases transaction costs, which could detract from an underlying fund's performance.

Non-diversification

Each portfolio is not diversified, which means that it can invest a higher per-centage of its assets in any one underlying fund than a diversified portfolio. Being non-diversified may magnify a portfolio's losses from adverse events af-fecting a particular underlying fund. However, each of the underlying funds (except Global Government Bond Portfolio and Emerging Markets Portfolio) is diversified.

Changes in allocations

The underlying funds in which the portfolios may invest, and the range of as-sets allocated to each fund, may be changed by the board of directors from time to time. Similarly, the target allocation between equity and fixed income ori-ented investments may be adjusted from time to time. If the target limits for investment in a particular fund are exceeded or are not met because of cash flows or changes in the market value of the shares of the underlying funds, the investment manager may but is not required to adjust the portfolio's holdings.

High yield securities

Certain of the underlying funds can invest all or a portion of their assets in high yield securities. High yield securities involve a substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal and are susceptible to default or decline in market value because of adverse economic and business developments. The mar-ket values for high yield securities tend to be very volatile, and these secu-rities are less liquid than investment grade debt securities. Underlying funds that hold these issues are subject to the following specific risks:

 . Increased price sensitivity to changing interest rates

 . Greater risk of loss because of default or declining credit quality

 . Adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments

 . A negative perception of the high yield market may develop, depressing the price and liquidity of high yield securities. This negative perception could last for a significant period of time

Foreign securities

Certain of the underlying funds focus upon foreign securities and other under-lying funds may invest a portion of their assets outside the U.S. Investing in non-U.S. issuers involves unique risks compared to investing in the securities of U.S. issuers. These risks are more pronounced to the extent a fund invests in issuers in countries with emerging markets. These risks may include:

 . Less information about non-U.S. issuers or markets may be available because of less rigorous disclosure and accounting standards or regulatory practices

 . Many non-U.S. markets are smaller, less liquid and more volatile than U.S.
  markets. In a changing market, the adviser may not be able to sell the fund's portfolio securities in amounts and at prices the adviser considers reasonable

 . The U.S. dollar may appreciate against non-U.S. currencies or a foreign government may impose restrictions on currency conversion or trading

 . The economies of non-U.S. countries may grow at a slower rate than expected or may experience a downturn or recession

 . Economic, political and social developments may adversely affect the securities markets

 . Foreign governmental obligations may involve the risk of debt moratorium, repudiation or renegotiation and the fund may be unable to enforce its rights against the issuers

Economic and Monetary Union (EMU) and the introduction of a single European currency (the Euro), which began on January 1, 1999, may increase uncertainties relating to investment in European markets. Among other things, EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries. EMU is driven by the expecta-tion of economic benefits; however, there are significant risks associated with EMU. Monetary and economic union on this scale has not been attempted before, and there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions.

                                 23 The Concert Allocation Series Class Z Shares

Small capitalization issuers

Certain of the underlying funds focus on small capitalization companies. In-vesting in small companies involves unique risks. Compared to large companies, small companies, and the market for their common stocks, are likely to:

 . Be more sensitive to changes in the economy, earnings results and investor expectations

 . Have more limited product lines and capital resources

 . Experience sharper swings in market values

 . Be harder to sell at the times and prices the fund thinks appropriate

 . Offer greater potential for gain and loss

Derivatives

Certain of the underlying funds may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or cur-rency swaps for any of the following purposes:

 . To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates

 . As a substitute for buying or selling securities

A derivative contract will obligate or entitle an underlying fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative con-tracts can have a big impact on an underlying fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately in-crease losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The underlying fund may not fully benefit from or may lose money on derivatives if changes in their value do not corre-spond accurately to changes in the value of the fund's holdings. The other par-ties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the underlying fund less liquid and harder to value, especially in declining markets.

Investment Policies (all portfolios)

Each portfolio's investment policies, including the particular underlying funds in which each portfolio may invest and the equity/fixed income targets applica-ble to each portfolio, generally may be changed by the board of directors with-out shareholder approval.

                                 24 The Concert Allocation Series Class Z Shares

Management
Portfolio manager

The portfolios' investment manager is SSB Citi Fund Management LLC ("SSB Citi") (successor to SSBC Fund Management, Inc.), an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, NY 10013. The manager selects the portfolios' investments and oversees their operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, bank-ing and consumer finance, credit and charge cards, insurance, investments, in-vestment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

R. Jay Gerken, a Managing Director of Salomon Smith Barney, has been responsi-ble for the day-to-day operations of the portfolios since inception. Mr. Gerken has been with Salomon Smith Barney or companies that are now part of Salomon Smith Barney since 1988.

Management fees

Management fees paid during the fiscal year ended January 31, 2000* (as % of average daily net assets)

   Global      High Growth       Growth       Balanced       Conservative       Income
--------------------------------------------------------------------------------------
    0.35%            0.35%        0.35%          0.35%              0.35%        0.35%
--------------------------------------------------------------------------------------

* For more information regarding the management fees of the underlying funds, please consult the Statement of Additional Information ("SAI").
Distributor

The portfolios have entered into an agreement with CFBDS, Inc. to distribute the portfolios' shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells portfolio shares to the public.

Transfer agent and shareholder servicing agent

Citi Fiduciary Trust Company serves as the portfolios' transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund Serv-ices serves as the portfolios' sub-transfer agent to render certain shareholder record keeping and accounting services and functions.

Possible conflict of interest

The Directors and officers of Smith Barney Concert Allocation Series Inc. ("Concert Series") also serve in similar positions with many of the underlying Smith Barney funds. Thus, if the interests of a portfolio and the underlying funds were ever to become divergent, it is possible that a conflict of interest could arise and affect how the directors and officers of the Concert Series fulfill their fiduciary duties to that portfolio and the underlying funds. The Directors of the Concert Series believe they have structured each portfolio to avoid these concerns. However, conceivably a situation could occur where proper action for the Concert Series or a portfolio separately could be adverse to the interests of an underlying fund, or the reverse could occur. If such a possi-bility arises, the directors and officers of the Concert Series, the affected underlying funds and SSB Citi will carefully analyze the situation and take all steps they believe reasonable to minimize, and where possible eliminate, the potential conflict. Moreover, limitations on aggregate investments in the un-derlying funds have been adopted by the Concert Series to minimize this possi-bility, and close and continuous monitoring will be exercised to avoid, insofar as is possible, these concerns.

                                 25 The Concert Allocation Series Class Z Shares

Buying, Redeeming and Exchanging Class Z Shares
Through a qualified plan

You may buy, redeem or exchange Class Z shares only through a "qualified plan." A qualified plan is a tax-exempt employee benefit or retirement plan of Salomon Smith Barney, Inc. or one of its affiliates.

There are no minimum investment requirements for Class Z shares. However, each portfolio reserves the right to change this policy at any time.

Buying

Orders to buy Class Z shares must be made in accordance with the terms of a qualified plan. If you are a participant in a qualified plan, you may place an order with your plan to buy Class Z shares at net asset value, without any sales charge. Payment is due to Salomon Smith Barney on settlement date, which is the third business day after your order is accepted. If you make payment prior to this date, you may designate a temporary investment (such as a money market fund of the Smith Barney funds) for payment until settlement date. Each portfolio reserves the right to reject any order to buy shares and to suspend the offering of shares for a period of time.

Redeeming

Qualified plans may redeem their shares on any day on which each portfolio cal-culates its net asset value. You should consult the terms of your qualified plan for special redemption provisions.

Exchanging

You should consult your qualified plan for information about available exchange options.

Other Information

The fund has the right to:

 . Suspend the offering of shares

 . Waive or change minimum and additional investment amounts

 . Reject any purchase or exchange order

 . Change, revoke or suspend the exchange privilege

 . Suspend telephone transactions

                                 26 The Concert Allocation Series Class Z Shares

Dividends, Distributions and Taxes

An investment in a portfolio will have the following consequences for a quali-fied plan as the owner of shares in the fund. Qualified plan participants should consult their plan document or tax advisors about the tax consequences of participating in a qualified plan.

Dividends Each portfolio generally pays dividends from net investment income periodically and makes capital gain distributions, if any, once a year, typi-cally in December. Each portfolio may pay additional distributions and divi-dends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional Class Z shares. Each portfolio expects distributions to be primarily from income. No sales charge is imposed on reinvested distributions or dividends.

Taxes Provided that a qualified plan has not borrowed to finance its investment in the fund, it will not be taxable on the receipt of dividends and distribu-tions from the fund.

                                 27 The Concert Allocation Series Class Z Shares

Share Price

Qualified plans may buy, exchange or redeem Class Z shares of each portfolio at their net asset value next determined after receipt of your request in good or-der. Each portfolio's net asset value is the value of its assets minus its lia-bilities. Net asset value is calculated separately for each class of shares. Each portfolio calculates its net asset value every day the New York Stock Ex-change is open. The Exchange is closed on certain holidays listed in the State-ment of Additional Information. This calculation is based on the net asset value of the underlying funds, which is calculated when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). If the New York Stock Ex-change closes early, each portfolio and each underlying fund accelerates the calculation of its net asset value to the actual closing time.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by an underlying fund could change on days when you can not buy or redeem shares.

Each portfolio and underlying fund generally values its fund securities based on market prices or quotations. To the extent an underlying fund holds securi-ties denominated in a foreign currency, the fund's currency conversions are done when the London Stock Exchange closes. When reliable market prices or quo-tations are not readily available, or when the value of a security held by an underlying fund has been materially affected by events occurring after a for-eign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

Short-term investments that have a maturity of more than 60 days are generally valued based on market prices or quotations. Short-term investments that have a maturity of 60 days or less are valued at amortized cost. Using this method, a portfolio and underlying fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the portfolio and underlying fund.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your qualified plan before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Your qualified plan must transmit all orders to buy, exchange or redeem shares to the portfolios' agent before the agent's close of business.

                                 28 The Concert Allocation Series Class Z Shares

Financial Highlights

The financial highlights tables are intended to help you understand the perfor-mance of each portfolios' Class Z shares since inception. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a portfolio share assuming reinvestment of all dividends and distributions. The information in the follow-ing tables was audited by KPMG LLP, independent auditors, whose report, along with the portfolio's financial statements is included in the annual report (available upon request). No information is presented for the Global Portfolio because no Class Z shares were outstanding for the years shown.

For a share of each class of capital stock outstanding throughout each year ended January 31:

-------------------------------------------------------------------
                                         High Growth Portfolio
Class Z Shares                      2000(1) 1999(1) 1998(1) 1997(2)
                                    -------------------------------
Net asset value, beginning of year   $14.86 $12.97  $12.41   $12.24
                                    -------------------------------
Income from operations:
 Net investment income(3)              0.63   0.13    0.17     0.01
 Net realized and unrealized gain      2.24   2.36    0.89     0.16
                                    -------------------------------
Total income from operations           2.87   2.49    1.06     0.17
                                    -------------------------------
Less distributions from:
 Net investment income               (0.57) (0.12)  (0.17)      --
 Net realized gains                  (0.35) (0.48)  (0.33)      --
                                    -------------------------------
Total distributions                  (0.92) (0.60)  (0.50)      --
                                    -------------------------------
Net asset value, end of year         $16.81 $14.86  $12.97   $12.41
                                    -------------------------------
Total return                         19.26% 19.45%   8.58%  1.39%++
                                    -------------------------------
Net assets, end of year (000's)     $10,038 $6,712  $3,037       $4
                                    -------------------------------
Ratios to average net assets:
 Expenses                             0.35%  0.35%   0.35%   0.35%+
 Net investment income                 4.00   0.95    1.25    3.33*
                                    -------------------------------
Portfolio turnover rate                  2%    21%     39%       0%
-------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.

(2) For the period from January 17, 1997 (inception date) to January 31, 1997.

(3) Net investment income per share includes short-term capital gain distributionsfrom Underlying Funds.

 *  Not annualized.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 +  Annualized.

-------------------------------------------------------------------
                                           Growth Portfolio
Class Z Shares                      2000(1) 1999(1) 1998(1) 1997(2)
-------------------------------------------------------------------
Net asset value, beginning of year  $14.41  $12.99  $12.32   $12.18
-------------------------------------------------------------------
Income from operations:
 Net investment income(3)             0.55    0.30    0.73     0.02
 Net realized and unrealized gain     1.00    1.81    0.75     0.12
-------------------------------------------------------------------
Total income from operations          1.55    2.11    1.48     0.14
-------------------------------------------------------------------
Less distributions from:
 Net investment income              (0.58)  (0.32)  (0.35)      --
 Net realized gains                 (0.35)  (0.37)  (0.46)      --
-------------------------------------------------------------------
Total distributions                 (0.93)  (0.69)  (0.81)      --
-------------------------------------------------------------------
Net asset value, end of year        $15.03  $14.41  $12.99   $12.32
-------------------------------------------------------------------
Total return                        10.76%  16.47%  12.08%  1.15%++
-------------------------------------------------------------------
Net assets, end of year (000's)     $8,080  $6,190  $2,908       $6
-------------------------------------------------------------------
Ratios to average net assets:
 Expenses                            0.35%   0.35%   0.35%   0.35%+
 Net investment income                3.72    2.18    5.24    5.30*
-------------------------------------------------------------------
Portfolio turnover rate                 2%     10%     41%       0%
-------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.

(2) For the period from January 17, 1997 (inception date) to January 31, 1997.

(3) Net investment income per share includes short-term capital gain distributionsfrom Underlying Funds.

 *  Not annualized.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 +  Annualized.

                                 29 The Concert Allocation Series Class Z Shares

For a share of each class of capital stock outstanding throughout each year ended January 31:

-------------------------------------------------------------------
                                          Balanced Portfolio
Class Z Shares                      2000(1) 1999(1) 1998(1) 1997(2)
-------------------------------------------------------------------
Net Asset Value, Beginning of Year   $12.95  $12.61 $12.13   $12.10
-------------------------------------------------------------------
Income From Operations:
 Net investment income(3)              0.45    0.45   1.11    0.00#
 Net realized and unrealized gain      0.13    0.74   0.30     0.03
-------------------------------------------------------------------
Total Income From Operations           0.58    1.19   1.41     0.03
-------------------------------------------------------------------
Less Distributions From:
 Net investment income               (0.52)  (0.48) (0.57)      --
 Net realized gains                  (0.46)  (0.37) (0.36)      --
-------------------------------------------------------------------
Total Distributions                  (0.98)  (0.85) (0.93)      --
-------------------------------------------------------------------
Net Asset Value, End of Year         $12.55  $12.95 $12.61   $12.13
-------------------------------------------------------------------
Total Return                          4.58%   9.70% 11.82%  0.25%++
-------------------------------------------------------------------
Net Assets, End of Year (000's)     $29,653 $36,726 $2,919       $2
-------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                             0.35%   0.35%  0.35%   0.35%+
 Net investment income                 3.48    3.50   8.31    5.39*
-------------------------------------------------------------------
Portfolio Turnover Rate                  4%     10%    23%       0%
-------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.

(2) For the period from January 17, 1996 (inception date) to January 31, 1997.

(3) Net investment income per share includes short-term capital gain distributions from Underlying Funds.

 #  Amount represents less than $0.01.

 *  Not annualized.

++ Total return is not annualized, as it may not be representative of the total return for the year.

 +  Annualized.

For a Class Z share of capital stock outstanding throughout each year ended January 31:

------------------------------------------------------------------------------
                                    Conservative Portfolio*  Income Portfolio*
                                        1998(3)      1997(1)    1998   1997(1)
------------------------------------------------------------------------------
Net asset value, beginning of year      $11.90        $11.89  $11.53    $11.55
------------------------------------------------------------------------------
Income from operations:
 Net investment income(2)                 0.84          0.01    0.84      0.07
 Net realized and unrealized gain         0.56           --     0.49    (0.03)
------------------------------------------------------------------------------
Total income from operations              1.40          0.01    1.33      0.04
------------------------------------------------------------------------------
Less distributions from:
 Net investment income                  (0.73)           --   (0.82)    (0.06)
 Net realized gains                     (0.40)           --   (0.29)       --
------------------------------------------------------------------------------
Total distributions                     (1.13)           --   (1.11)    (0.06)
------------------------------------------------------------------------------
Net asset value, end of year            $12.17        $11.90  $11.75    $11.53
------------------------------------------------------------------------------
Total return                            12.09%      0.08%(4)  11.88%  0.35%(4)
------------------------------------------------------------------------------
Net assets, end of year (000's)           $638            $1    $691      $0.2
------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                                0.35%      0.35%(5)   0.35%  0.35%(5)
 Net investment income                    6.42       6.15(6)    6.85   6.86(6)
------------------------------------------------------------------------------
Portfolio turnover rate                    28%            0%     28%        0%
------------------------------------------------------------------------------

(1) For the period from January 17, 1997 (inception date) to January 31, 1997.
(2) Net investment income per share includes short-term capital gain distributions from underlying funds.
(3) Per share amounts calculated using the monthly average shares method.
(4) Total return is not annualized, as it may not be representative of the total return for the year.
(5) Annualized.
(6) Not annualized

 * There were no Class Z shares outstanding for the years ended January 31, 2000 and January 31, 1999.

                                 30 The Concert Allocation Series Class Z Shares

                 (This page is intentionally left blank.)

Smith Barney                                                 SalomonSmithBarney
Concert Allocation                                ------------------------------
Series Inc.--Class Z                                 A member of citigroup[LOGO]


Global Portfolio                     Balanced Portfolio


High Growth Portfolio                Conservative Portfolio


Growth Portfolio                     Income Portfolio


--------------------------------------------------------------------------------
Additional Information About the Portfolios

Shareholder Reports
Annual and semiannual reports to shareholders provide additional information about the portfolios' investments. These reports discuss the market conditions and investment strategies that affected each portfolio's performance.

The portfolios send only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of Additional Information
The statement of additional information provides more detailed information about each portfolio. It is incorporated by reference into (is legally part of) this prospectus.
You can make inquiries about the portfolios or obtain shareholder reports or the statement of additional information (without charge), by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the portfolios at 1-800-451-2010, or by writing to the portfolios at Smith Bar-ney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit Our Web Site
Our web site is located at www.smithbarney.com

Information about the portfolios (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Pub-lic Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the portfolios are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commis-sion's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the portfolios that is not in this prospec-tus, you should not rely upon that information. Neither the portfolios nor the distributor is offering to sell shares of the portfolios to any person to whom the portfolios may not lawfully sell their shares.

(SM) Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-07435)

[FD 01233 5/00]

                                 SMITH BARNEY

                        CONCERT ALLOCATION SERIES INC.






                                  PROSPECTUS

                                 MAY 30, 2000

                               SELECT PORTFOLIOS


                         Prospectus begins on page one


Shares of each portfolio are offered only to insurance company separate accounts which fund certain annuity and variable life insurance contracts and to certain qualified pension and retirement plans. This prospectus should be read together with the prospectus for those contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

                                                                    SMITH BARNEY
                                                                    MUTUAL FUNDS

Contents

Smith Barney Concert Allocation Series Inc. consists of 11 separate in-vestment portfolios, each with its own investment objective and poli-cies. This prospectus relates to 5 of those portfolios. Each portfolio offers different levels of potential return and involves different lev-els of risk.

Investments, risks and performance         2
--------------------------------------------
 High Growth Portfolio                     3
--------------------------------------------
 Growth Portfolio                          5
--------------------------------------------
 Balanced Portfolio                        7
--------------------------------------------
 Conservative Portfolio                    9
--------------------------------------------
 Income Portfolio                         11
--------------------------------------------

More on the portfolios' investments       13
--------------------------------------------

Investment strategies and related risks   15
--------------------------------------------

Management                                17
--------------------------------------------

Share transactions                        18
--------------------------------------------

Share price                               19
--------------------------------------------

Dividends, distributions and taxes        20
--------------------------------------------

Financial highlights                      21
--------------------------------------------

                                       1 Concert Series--Select Portfolios

Investments, Risks and Performance
About the portfolios

Each portfolio is a "fund of funds"--meaning it invests in other mutual funds rather than directly in portfolio securities like stocks, bonds, and money mar-ket instruments. These underlying mutual funds will be open-end funds managed by the investment manager or its affiliates and have investment goals similar, but not identical to, those of the portfolios.

Each portfolio is managed to serve as a complete investment program or as a core part of a larger portfolio.

 Target Allocation is the manager's initial strategic focus in allocating between equity funds and fixed income funds.

 Target Range is the range in which the manager may vary from the Target Allocation.

Investing primarily in other mutual funds presents special risks:

 . In addition to the portfolio's operating expenses, you will indirectly bear the operating expenses of the underlying funds. For instance, you will pay management fees of both the portfolio and the underlying funds.

 . One underlying fund may buy the same securities that another underlying fund sells. You would indirectly bear the costs of these trades without accom-plishing any investment purpose.


You should know:

You could lose money on your investment in a portfolio, or the portfolio may not perform as well as other investments

An investment in any of the portfolios is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency

Principal risks of investing in fixed income securities and equity securities

The underlying funds invest in fixed income securities and equity securities. Risks common to investments in fixed income securities and equity securities are set forth below. Because each portfolio has a different investment strate-gy, there are also principal risks which are specific to an investment in a particular portfolio. These unique risks are described in the portfolio summa-ries beginning on the next page.

Fixed Income Securities:

 . When interest rates go up, prices of fixed income securities go down

 . An issuer of a security may default on its obligation to pay principal and/or interest or have its credit rating downgraded

 . An issuer of a security may prepay principal earlier than scheduled, which would force an underlying fund to reinvest in lower yielding securities. This is known as call or prepayment risk

 . Slower than expected principal payments may extend a security's life. This locks in a below-market interest rate, increases the security's duration and reduces the value of the security. This is known as extension risk

Equity Securities:

 . Stock prices may decline generally

 . If an adverse event occurs, such as the issuance of an unfavorable earnings report, the value of a particular issuer's security may be depressed

                                2 Concert Series-- Select Portfolios Prospectus

High Growth Portfolio
Investment objective

Capital appreciation.

Principal investment strategies

The portfolio is a fund of funds. It invests in the Smith Barney mutual funds listed below, which are primarily equity funds.

Selection process

The manager periodically adjusts the allocation of the portfolio's assets among different Smith Barney funds depending upon the manager's outlook for the eq-uity markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity markets, the manager considers a broad range of market and economic trends and quantitative factors. The performance of the underlying funds also influences their weighting in the portfolio. The manager tends to emphasize underlying funds that focus upon smaller cap, higher growth companies. However, the portfolio can invest in un-derlying funds that have a range of investment styles and focuses, including large cap, international, emerging markets and high yield (Smith Barney High Income Fund) funds. The portfolio also allocates a portion of its assets to un-derlying funds that primarily invest in debt securities.

--------------------------------------------------------------------------------

Target Allocation
---------------------------
Equity Funds            90%
---------------------------
Fixed Income Funds      10%
---------------------------
Target Range
---------------------------
Equity Funds        80-100%
---------------------------
Fixed Income Funds    0-20%
---------------------------

Underlying Funds and Target Percentage of Portfolio
--------------------------------------------------------------------------------

Smith Barney Aggressive Growth Fund Inc.       10-30%
------------------------------------------------------
International Equity Portfolio                  5-25%
------------------------------------------------------
Smith Barney Hansberger Global Value Fund       0-25%
------------------------------------------------------
Smith Barney Small Cap Blend Fund, Inc.         0-25%
------------------------------------------------------
Cash Portfolio                                  0-20%
------------------------------------------------------
Concert Peachtree Growth Fund                   0-20%
------------------------------------------------------
Emerging Markets Portfolio                      0-20%
------------------------------------------------------
Large Cap Value Fund                            0-20%
------------------------------------------------------
Smith Barney Appreciation Fund Inc.             0-20%
------------------------------------------------------
Smith Barney Fundamental Value Fund Inc.        0-20%
------------------------------------------------------

Smith Barney Hansberger Global Small Cap Value
Fund                                            0-20%
------------------------------------------------------
Smith Barney High Income Fund                   0-20%
------------------------------------------------------
Smith Barney Large Cap Blend Fund               0-20%
------------------------------------------------------
Smith Barney Large Capitalization Growth Fund   0-20%
------------------------------------------------------
Global Government Bond Portfolio                0-15%
------------------------------------------------------
Smith Barney Government Securities Fund         0-15%
------------------------------------------------------
Smith Barney Investment Grade Bond Fund         0-15%
------------------------------------------------------

Your investment in the portfolio is subject to the risks associated with in-vesting in equity securities generally. The principal risks associated with in-vesting in equity securities are described on page 2 under "About the portfo-lios". Your investment in the portfolio is also subject to the following spe-cific risks:

 . You could lose money on your investment in a portfolio, or the portfolios may not perform as well as other investments

 . Growth stocks or small capitalization stocks (generally those listed on the Russell 2000 Indices) may fall out of favor with investors and may experience greater volatility, as well as greater potential for gain or loss

 . An underlying fund's investments in foreign securities may decline because of adverse governmental action or political, economic or market instability in a foreign country or region. In addition, currency fluctuations could erase in-vestment gains or add to investment losses. These risks are heightened for investments in emerging markets

 . The manager's judgment about the attractiveness and risk adjusted return po-tential of particular asset classes, investment styles, underlying funds or other issues may prove to be wrong

                                 3 Concert Series--Select Portfolios Prospectus

Risk return bar chart
--------------------------------------------------------------------------------

The bar chart indicates the risks of investing in the portfolio by showing the performance of the portfolio for the past 2 calendar years. Performance figures do not reflect expenses incurred from investing in a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospec-tus for more information on expenses.

Past performance does not necessarily indicate how the portfolio will perform in the future.

Quarterly Returns: Highest: 22.23% in 4th quarter 1998; Lowest: (15.57)% in 3rd quarter 1998

Year to date: 4.27% (through 3/31/00)

              Percentage Total Returns for High Growth Portfolio

                           [BAR CHART APPEARS HERE]
                                1998      1999
                                15.38%    26.87%
                      Calendar years ended December 31
Risk return table
--------------------------------------------------------------------------------

The table assumes the redemption of shares at the end of the period and rein-vestment of distributions and dividends.

The table indicates the risks of investing in the portfolio by comparing the average annual total return of the portfolio for the periods shown to that of the S&P 500 Composite Stock Index (S&P 500), a broad-based unmanaged index of widely held common stocks; the Russell 2000 Index (Russell 2000), a broad-based unmanaged capitalization weighted index of small capitalization companies; the Morgan Stanley Capital International EAFE Index (MSCI EAFE), a broad-based un-managed index of foreign stocks; and the Salomon Smith Barney High Yield Market Index (High Yield), a broad-based unmanaged index of high yield securities.

Average Annual Total Returns (Calendar Years Ended December
31, 1999)
-----------------------------------------------------------------------------
                  Portfolio   S&P 500   Russell 2000   MSCI EAFE   High Yield
-----------------------------------------------------------------------------
1 Year               26.87%    21.03%         19.62%      26.96%        1.73%
-----------------------------------------------------------------------------
Since Inception      17.88%    26.31%         12.66%      17.55%        5.51%
-----------------------------------------------------------------------------
Inception Date       2/5/97         *              *           *            *
-----------------------------------------------------------------------------

*Index comparison begins on February 28, 1997.


                                  4 Concert Series--Select Portfolios Prospectus

Growth Portfolio
Investment objective

Long-term growth of capital.

Principal investment strategies

The portfolio is a fund of funds. It invests in the Smith Barney mutual funds listed below, which are primarily equity funds.

Selection process

The manager periodically adjusts the allocation of the portfolio's assets among different Smith Barney funds depending upon the manager's outlook for the eq-uity markets in general, particular sectors of such markets and the performance outlook for the underlying funds and, to a lesser degree, the bond markets. In assessing the equity markets, the manager considers a broad range of market and economic trends and quantitative factors. The performance of the underlying funds also influences their weighting in the portfolio. The manager tends to emphasize underlying funds that focus upon larger capitalization companies. However, the portfolio can invest in underlying funds that have a range of in-vestment styles and focuses, including small cap, international and high yield (Smith Barney High Income Fund) funds. The portfolio also allocates a signifi-cant portion of its assets to underlying funds that primarily invest in a broad range of debt securities to help reduce volatility.

--------------------------------------------------------------------------------

Target Allocation
--------------------------
Equity Funds           70%
--------------------------
Fixed Income Funds     30%
--------------------------
Target Range
--------------------------
Equity Funds        60-80%
--------------------------
Fixed Income Funds  20-40%
--------------------------

Underlying Funds and Target Percentage of Portfolio
--------------------------------------------------------------------------------

Smith Barney Appreciation Fund Inc.            0-30%
----------------------------------------------------
Smith Barney Fundamental Value Fund Inc.       0-30%
----------------------------------------------------
Smith Barney High Income Fund                  5-20%
----------------------------------------------------
Cash Portfolio                                 0-20%
----------------------------------------------------
Concert Peachtree Growth Fund                  0-20%
----------------------------------------------------
International Equity Portfolio                 0-20%
----------------------------------------------------
Large Cap Value Fund                           0-20%
----------------------------------------------------
Smith Barney Government Securities Fund        0-20%
----------------------------------------------------
Smith Barney Hansberger Global Value Fund      0-20%
----------------------------------------------------
Smith Barney Large Cap Blend Fund              0-20%
----------------------------------------------------
Smith Barney Large Capitalization Growth Fund  0-20%
----------------------------------------------------

Smith Barney Small Cap Blend Fund, Inc.        0-20%
----------------------------------------------------
Global Government Bond Portfolio               0-15%
----------------------------------------------------
Short-Term High Grade Bond Fund                0-15%
----------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.       0-15%
----------------------------------------------------
Smith Barney Investment Grade Bond Fund        0-15%
----------------------------------------------------
Smith Barney Managed Governments Fund Inc.     0-15%
----------------------------------------------------
Smith Barney Hansberger Global Small Cap Value
Fund                                           0-10%
----------------------------------------------------
Smith Barney Mid Cap Blend Fund                0-10%
----------------------------------------------------
Smith Barney Small Cap Growth Fund             0-10%
----------------------------------------------------
Smith Barney Small Cap Value Fund              0-10%
----------------------------------------------------

Principal risks of investing in the portfolio

Your investment in the portfolio is subject to the risks associated with in-vesting in equity securities and, to a lesser degree, fixed income securities generally. The principal risks associated with investing in equity securities are described on page 2 under "About the portfolios". Your investment in the portfolio is also subject to the following specific risks:

 . You could lose money on your investment in a portfolio, or the portfolio may not perform as well as other investments.

 . An underlying fund's investments in foreign securities may decline because of adverse governmental action or political, economic or market instability in a foreign country or region. In addition, currency fluctuations could erase in-vestment gains or add to investment losses. These risks are heightened for investments in emerging markets.

 . The manager's judgment about the attractiveness and risk adjusted return po-tential of particular asset classes, investment styles, underlying funds or other issues may prove to be wrong

 . Growth stocks or small capitalization stocks (generally those listed on the Russell 2000 Indices) may fall out of favor and may experience greater vola-tility, as well as greater potential for gain or loss

 . When interest rates go up, prices of fixed income securities go down

                                 5 Concert Series--Select Portfolios Prospectus

Risk return bar chart
--------------------------------------------------------------------------------

The bar chart indicates the risks of investing in the portfolio by showing the performance of the portfolio for the past 2 calendar years. Performance figures do not reflect expenses incurred from investing in a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospec-tus for more information on expenses.

Past performance does not necessarily indicate how the portfolio will perform in the future.

Quarterly Returns: Highest: 15.73% in 4th quarter 1998; Lowest: (10.70)% in 3rd quarter 1998

Year to date: 3.10% (through 3/31/00)

                 Percentage Total Returns for Growth Portfolio

                           [BAR CHART APPEARS HERE]

                             1998             1999
                            13.97%           16.15%
                       Calendar Years ended December 31

Risk return table
--------------------------------------------------------------------------------

The table assumes redemption of shares at the end of the period and reinvest-ment of distributions and dividends.

The table indicates the risks of investing in the portfolio by comparing the average annual total return of the portfolio for the periods shown to that of the S&P 500 Composite Stock Index (S&P 500), a broad-based unmanaged index of widely held common stocks; the Russell 2000 Index (Russell 2000), a broad-based unmanaged capitalization weighted index of small capitalization companies; the Morgan Stanley Capital International EAFE Index (MSCI EAFE), broad-based unman-aged index of foreign stocks; and the Lehman Government/Corporate Bond Index (Lehman), a broad-based unmanaged index of fixed income securities.

Average Annual Total Returns (Calendar Years Ended December 31, 1999)
-----------------------------------------------------------------------------------
                   Portfolio     S&P 500     Russell 2000     MSCI EAFE      Lehman
-----------------------------------------------------------------------------------
1 Year                16.15%      21.03%           19.62%        26.96%     (2.15)%
-----------------------------------------------------------------------------------
Since Inception       14.50%      26.31%           12.66%        17.55%      5.76 %
-----------------------------------------------------------------------------------
Inception Date        2/5/97          *                *             *           *
-----------------------------------------------------------------------------------

*Index comparison begins on February 28, 1997.


                                 6 Concert Series--Select Portfolios Prospectus

Balanced Portfolio
Investment objective

Balance of growth of capital and income.

Principal investment strategies

The portfolio is a fund of funds. It invests in the Smith Barney equity and fixed income funds listed below.

Selection process

The manager periodically adjusts the allocation of the portfolio's assets among different Smith Barney funds depending upon the manager's outlook for the eq-uity and bond markets in general, particular sectors of such markets, and the performance outlook for the underlying funds. In assessing the equity and bond markets, the manager considers a broad range of market and economic trends and quantitative factors. The performance of the underlying funds also influences their weighting in the portfolio. In selecting equity funds, the manager tends to emphasize underlying funds that focus upon established large-capitalization, U.S. stocks. The portfolio's fixed income funds mainly invest in U.S. govern-ment and agency securities and mortgage-backed securities. However, the portfo-lio can invest in underlying funds that have a range of investment styles and focuses.

--------------------------------------------------------------------------------

Target Allocation
--------------------------
Equity Funds           50%
--------------------------
Fixed Income Funds     50%
--------------------------
Target Range
--------------------------
Equity Funds        40-60%
--------------------------
Fixed Income Funds  40-60%
--------------------------

Underlying Funds and Target Percentage of Portfolio
--------------------------------------------------------------------------------

Smith Barney Diversified Strategic Income Fund  5-25%
-----------------------------------------------------
Large Cap Value Fund                            5-20%
-----------------------------------------------------
Smith Barney Convertible Fund                   5-20%
-----------------------------------------------------
Smith Barney Large Cap Blend Fund               5-20%
-----------------------------------------------------
Smith Barney Managed Governments Fund Inc.      5-20%
-----------------------------------------------------
Smith Barney Premium Total Return Fund          5-20%
-----------------------------------------------------
Cash Portfolio                                  0-25%
-----------------------------------------------------
Short-Term High Grade Bond Fund                 0-20%
-----------------------------------------------------
Smith Barney Appreciation Fund Inc.             0-20%
-----------------------------------------------------

Smith Barney Fundamental Value Fund Inc.        0-20%
-----------------------------------------------------
Smith Barney Government Securities Fund         0-20%
-----------------------------------------------------
Concert Peachtree Growth Fund                   0-15%
-----------------------------------------------------
Global Government Bond Portfolio                0-15%
-----------------------------------------------------
International Equity Portfolio                  0-15%
-----------------------------------------------------
Smith Barney Hansberger Global Value Fund       0-15%
-----------------------------------------------------
Smith Barney High Income Fund                   0-15%
-----------------------------------------------------
Smith Barney Large Capitalization Growth Fund   0-15%
-----------------------------------------------------
Smith Barney Small Cap Blend Fund, Inc.         0-15%
-----------------------------------------------------

Principal risks of investing in the portfolio

Your investment in the portfolio is subject to the risks associated with in-vesting in both fixed income securities and equity securities generally. The principal risks associated with investing in these securities are described on page 2 under "About the portfolios". Your investment in the portfolio is also subject to the following specific risks:

 . You could lose money on your investment in a portfolio, or the portfolio may not perform as well as other investments

 . An underlying fund's investments in foreign securities may decline because of adverse governmental action or political, economic or market instability in a foreign country or region. In addition, currency fluctuations could erase in-vestment gains or add to investment losses. These risks are heightened for investments in emerging markets

 . The manager's judgment about the attractiveness and risk adjusted return po-tential of particular asset classes, investment styles, underlying funds or other issues may prove to be wrong

 . When interest rates go up, prices of fixed income securities go down

                                 7 Concert Series--Select Portfolios Prospectus

Risk return bar chart
--------------------------------------------------------------------------------

The bar chart indicates the risks of investing in the portfolio by showing the performance of the portfolio for the past 2 calendar years. Performance figures do not reflect expenses incurred from investing in a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospec-tus for more information on expenses.

Past performance does not necessarily indicate how the portfolio will perform in the future.

Quarterly Returns: Highest: 7.87% in 4th quarter 1998; Lowest: (5.07)% in 3rd quarter 1998

Year to date: 3.56% (through 3/31/00)

                Percentage Total Returns for Balanced Portfolio

                           [BAR CHART APPEARS HERE]

                             1998             1999
                             9.53%            7.57%
                       Calendar years ended December 31

Risk return table
--------------------------------------------------------------------------------

The table as-
sumes redemp-
tion of shares
at the end of
the period and
reinvestment of
distributions
and dividends.

The table indi-
cates the risks
of investing in
the portfolio
by comparing
the average an-
nual total re-
turn of the
portfolio for
the periods
shown to that
of the S&P 500
Composite Stock
Index (S&P
500), a broad-
based unmanaged
index of widely
held common
stocks; the
Lehman
Government/Corporate
Bond Index
(Lehman
Gov/Corp), a
broad-based un-
managed index
of fixed income
securities; the
Salomon Smith
Barney One-Year
Treasury Bill
Index (T-bill),
consisting of a
1-Year Treasury
bill whose re-
turn is tracked
until maturity;
and the Salomon
Smith Barney
World Govern-
ment Bond Index
(World Bond), a
broad-based un-
managed index
of interna-
tional fixed
income securi-
ties.

Average Annual Total Returns (Calendar Years Ended December
31, 1999)
------------------------------------------------------------------------------
                  Portfolio   S&P 500   Lehman Gov/Corp   T-bill    World Bond
------------------------------------------------------------------------------
1 Year                7.57%    21.03%           (2.15)%     4.26%      (4.27)%
------------------------------------------------------------------------------
Since Inception      10.03%    26.31%            5.76 %     5.42%       4.91 %
------------------------------------------------------------------------------
Inception Date       2/5/97        *                 *         *            *
------------------------------------------------------------------------------

*Index comparison begins on February 28, 1997.

                                 8 Concert Series--Select Portfolios Prospectus

Conservative Portfolio
Investment objective

Primary: Income. Secondary: Long-term growth of capital.

Principal investment strategies

The portfolio is a fund of funds. It invests primarily in the Smith Barney funds that focus on the taxable fixed income funds listed below. The portfolio also invests in stock funds invested primarily in U.S. large capitalization stocks.

Selection process

The manager periodically adjusts the allocation of the portfolio's assets among different Smith Barney funds depending upon the manager's outlook for the dif-ferent sectors of the bond market and, to a lesser degree, the equities mar-kets. In assessing the bond markets, the manager considers a broad range of economic trends and quantitative factors. The performance of the underlying funds also influences the weighting in the portfolio. The portfolio's fixed in-come funds mainly invest in U.S. government and agency securities and mortgage-backed securities. In selecting equity funds, the manager tends to emphasize underlying funds that focus upon large capitalization stocks. However, the portfolio can invest in underlying funds that have a range of investment styles and focuses.

--------------------------------------------------------------------------------

Target Allocation
--------------------------
Equity Funds           30%
--------------------------
Fixed Income Funds     70%
--------------------------
Target Range
--------------------------
Equity Funds        20-40%
--------------------------
Fixed Income Funds  60-80%
--------------------------

Underlying Funds and Target Percentage of Portfolio
--------------------------------------------------------------------------------

Smith Barney Diversified Strategic Income Fund  10-30%
------------------------------------------------------
Smith Barney Managed Governments Fund Inc.       5-25%
------------------------------------------------------
Smith Barney Premium Total Return Fund           5-25%
------------------------------------------------------
Smith Barney Government Securities Fund          5-20%
------------------------------------------------------
Smith Barney Convertible Fund                    5-15%
------------------------------------------------------
Cash Portfolio                                   0-30%
------------------------------------------------------
Global Government Bond Portfolio                 0-20%
------------------------------------------------------

Large Cap Value Fund                             0-20%
------------------------------------------------------
Short-Term High Grade Bond Fund                  0-20%
------------------------------------------------------
Smith Barney High Income Fund                    0-20%
------------------------------------------------------
Smith Barney Appreciation Fund Inc.              0-15%
------------------------------------------------------
Smith Barney Fundamental Value Fund Inc.         0-15%
------------------------------------------------------
International Equity Portfolio                   0-10%
------------------------------------------------------
Smith Barney Hansberger Global Value Fund        0-10%
------------------------------------------------------

Principal risks of investing in the portfolio

Your investment in the portfolio is subject to the risks associated with in-vesting in fixed income securities and, to a lesser degree, equity securities generally. The principal risks associated with investing in these securities are described on page 2 under "About the portfolios". Your investment in the portfolio is also subject to the following specific risks:

 . You could lose money on your investment in a portfolio, or the portfolio may not perform as well as other investments

 . The manager's judgment about the attractiveness and risk adjusted return po-tential of particular asset classes, investment styles, underlying funds or other issues may prove to be wrong

 . When interest rates go up, prices of fixed income securities go down

 . An issuer of a security may prepay principal earlier than scheduled, which would force an underlying fund to reinvest in lower yielding securities

                                  9 Concert Series--Select Portfolios Prospectus

Risk return bar chart
--------------------------------------------------------------------------------

The bar chart indicates the risks of investing in the portfolio by showing the performance of the portfolio for the past 2 calendar years. Performance figures do not reflect expenses incurred from investing in a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospec-tus for more information on expenses.

Past performance does not necessarily indicate how the portfolio will perform in the future.

Quarterly Returns: Highest: 6.01% in 2nd quarter 1997; Lowest: (3.43)% in 3rd quarter 1998

Year to date: 2.65% (through 3/31/00)

              Percentage Total Returns for Conservative Portfolio

                           [BAR CHART APPEARS HERE]

                          1998                   1999
                         6.17%                   4.14%
                       Calendar years ended December 31

Risk return table
--------------------------------------------------------------------------------

The table assumes redemption of shares at the end of the period and reinvest-ment of distributions and dividends.

The table indicates the risks of investing in the portfolio by comparing the average annual total return of the portfolio for the periods shown to that of the S&P 500 Composite Stock Index (S&P 500), a broad-based unmanaged index of widely held common stocks; the Lehman Government/Corporate Bond Index (Lehman Gov/Corp), a broad-based unmanaged index of fixed income securities; Salomon Smith Barney High Yield Market Index (High Yield), a broad-based unmanaged in-dex of high yield securities and the Salomon Smith Barney One-Year Treasury Bill Index (T-bill), consisting of a 1-Year U.S. Treasury bill whose return is tracked until maturity.

Average Annual Total Returns (Calendar Years Ended December 31,
1999)
-----------------------------------------------------------------------------
                  Portfolio   S&P 500   Lehman Gov/Corp   High Yield   T-bill
-----------------------------------------------------------------------------
1 Year                4.14%    21.03%           (2.15)%        1.73%    4.26%
-----------------------------------------------------------------------------
Since Inception       7.68%    26.31%            5.76 %        5.51%    5.42%
-----------------------------------------------------------------------------
Inception Date       2/5/97        *                 *        *            *
-----------------------------------------------------------------------------

*Index comparison begins on February 28, 1997.


                                10 Concert Series--Select Portfolios Prospectus

Income Portfolio
Investment objective

High current income.

Principal investment strategies

The portfolio is a fund of funds. It invests primarily in the Smith Barney funds listed below that focus on taxable fixed income securities.

Selection process

The manager periodically adjusts the allocation of the portfolio's assets among different Smith Barney funds depending upon the manager's outlook for the dif-ferent sectors of the bond market. In assessing the bond markets, the manager considers a broad range of economic trends and quantitative factors. The per-formance of the underlying funds also influences their weighting in the portfo-lio. The portfolio focuses on funds that invest in a broad range of fixed in-come securities. The portfolio may also allocate a portion of its assets to un-derlying funds that primarily invest in equity securities.

--------------------------------------------------------------------------------

Target Allocation
---------------------------
Equity Funds            10%
---------------------------
Fixed Income Funds      90%
---------------------------
Target Range
---------------------------
Equity Funds          0-20%
---------------------------
Fixed Income Funds  80-100%
---------------------------

Underlying Funds and Target Percentage of Portfolio
--------------------------------------------------------------------------------

Smith Barney Diversified Strategic Income Fund  10-30%
------------------------------------------------------
Short-Term High Grade Bond Fund                  5-30%
------------------------------------------------------
Smith Barney Managed Governments Fund Inc.       5-30%
------------------------------------------------------
Smith Barney Government Securities Fund          5-20%
------------------------------------------------------
Cash Portfolio                                   0-30%
------------------------------------------------------
Smith Barney High Income Fund                    0-25%
------------------------------------------------------
Global Government Bond Portfolio                 0-20%
------------------------------------------------------

Large Cap Value Fund                             0-15%
------------------------------------------------------
Smith Barney Convertible Fund                    0-15%
------------------------------------------------------
Smith Barney Investment Grade Bond Fund          0-15%
------------------------------------------------------
Smith Barney Premium Total Return Fund           0-15%
------------------------------------------------------
International Equity Portfolio                   0-10%
------------------------------------------------------
Smith Barney Appreciation Fund Inc.              0-10%
------------------------------------------------------
Smith Barney Fundamental Value Fund Inc.         0-10%
------------------------------------------------------

Principal risks of investing in the portfolio

Your investment in the portfolio is subject to the risks associated with in-vesting in fixed income securities and, to a lesser degree, equity securities generally. The principal risks associated with investing in these securities are described on page 2 under "About the portfolios". Your investment in the portfolio is also subject to the following specific risks:

 . You could lose money on your investment in a portfolio, or the portfolio may not perform as well as other investments

 . The manager's judgment about the attractiveness and risk adjusted return po-tential of particular asset classes, investment styles, underlying funds or other issues may prove to be wrong

 . When interest rates go up, prices of fixed income securities go down

 . An issuer of a security may prepay principal earlier than scheduled, which would force an underlying fund to reinvest in lower yielding securities

 . An issuer of a security may default on its obligation to pay principal and/or interest or the security's credit rating may be downgraded

                                11 Concert Series--Select Portfolios Prospectus

Risk return bar chart
--------------------------------------------------------------------------------

The bar chart indicates the risks of investing in the portfolio by showing the performance of the portfolio for the past 2 calendar years. Performance figures do not reflect expenses incurred from investing in a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospec-tus for more information on expenses.

Past performance does not necessarily indicate how the portfolio will perform in the future.

Quarterly Returns: Highest: 5.41% in 2nd quarter 1997; Lowest: (0.96)% in 3rd quarter 1998

Year to date: 1.42% (through 3/31/00)

                 Percentage Total Returns for Income Portfolio
                              1998          1999
                             5.58%         0.65%
                       Calendar Years ended December 31

Risk return table
--------------------------------------------------------------------------------

The table assumes redemption of shares at the end of the period and reinvest-ment of distributions and dividends.

The table indicates the risks of investing in the portfolio by comparing the average annual total return of the portfolio for the periods shown to that of the S&P 500 Composite Stock Index (S&P 500), a broad-based unmanaged index of widely held common stocks; the Lehman Government/Corporate Bond Index (Lehman Gov/Corp), a broad-based unmanaged index of fixed income securities; Salomon Smith Barney High Yield Market Index (High Yield), a broad-based unmanaged in-dex of high yield securities and the Salomon Smith Barney One-Year Treasury Bill Index (T-bill), consisting of a 1-Year U.S. Treasury bill whose return is tracked until maturity.

Average Annual Total Returns (Calendar Years Ended December 31,
1999)
-----------------------------------------------------------------------------
                  Portfolio   S&P 500   Lehman Gov/Corp   High Yield   T-bill
-----------------------------------------------------------------------------
1 Year                0.65%    21.03%           (2.15)%        1.73%    4.26%
-----------------------------------------------------------------------------
Since Inception       6.09%    26.31%            5.76 %        5.51%    5.42%
-----------------------------------------------------------------------------
Inception Date       2/5/97        *                 *            *        *
-----------------------------------------------------------------------------

*Index comparison begins on February 28, 1997.


                               12 Concert Series--Select Portfolios Prospectus

More on the Portfolios' Investments

Underlying funds

The following is a description of the investment objectives and principal in-vestments of the underlying funds in which the portfolios invest.

The underlying funds that invest primarily in equity securities are:

Smith Barney Aggressive Growth Fund Inc. seeks capital appreciation by invest-ing primarily in common stocks of companies the adviser believes are experienc-ing, or have the potential to experience, growth in earnings that exceed the average earnings growth rate of companies whose securities are included in the Standard & Poor's 500 Index.

Smith Barney Appreciation Fund Inc. seeks long-term appreciation of shareholder capital by investing primarily in equity securities of U.S. companies. The core holdings of the fund are blue chip companies that are dominant in their indus-tries.

Smith Barney Fundamental Value Fund Inc.'s investment objective is long-term capital growth. Current income is a secondary objective. The fund seeks to achieve its primary objective by investing in a diversified portfolio of common stocks and common stock equivalents and, to a lesser extent, in bonds and other debt instruments.

Large Cap Value Fund seeks current income and long-term growth of capital. The fund invests primarily in common stocks of companies having a market capital-ization of at least $5 billion that are considered by its adviser (i) to be un-dervalued by the marketplace, (ii) to offer potential opportunities not yet recognized by the marketplace, or (iii) to have been out of favor in the mar-ketplace but that are poised to turn around because of a new management team, product or business strategy.

Smith Barney Large Cap Blend Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities of large capitalization companies with market capitalizations greater than $5 billion at the time of investment that exhibit growth and/or value attributes.

Smith Barney Large Capitalization Growth Fund seeks long-term growth of capital by investing in equity securities of large capitalization companies with market capitalizations greater than $5 billion at the time of investment that are be-lieved to afford attractive opportunities for investment growth.

Smith Barney Mid Cap Blend Fund seeks long-term growth of capital by investing primarily in equity securities of medium-sized companies whose market capital-izations are no greater than the market capitalizations of companies in the S&P Mid Cap Index at the time of investment.

Concert Peachtree Growth Fund's investment objective is capital appreciation by investing in securities believed to have above average potential for capital appreciation. In attempting to achieve the fund's investment objective, the fund uses a disciplined approach to identify equity securities of companies having prospects of strong, sustainable earnings growth and that are believed to afford attractive opportunities for stock price appreciation.

Smith Barney Small Cap Blend Fund, Inc. seeks long-term capital appreciation by investing primarily in the common stocks of U.S. companies with relatively small market capitalizations at the time of investment.

Smith Barney Small Cap Growth Fund seeks long-term growth of capital by invest-ing primarily in equity securities of high growth companies. These companies possess a market capitalization within the market capitalization range of com-panies in the Russell 2000 Growth Index at the time of the fund's investment.

Smith Barney Small Cap Value Fund seeks long-term growth of capital by invest-ing primarily in equity securities of smaller capitalized companies whose mar-ket capitalizations are no greater than the market capitalization of companies in the Russell 2000 Value Index at the time of investment.

Smith Barney Premium Total Return Fund seeks to provide shareholders with total return, consisting of long-term capital appreciation and income, by investing primarily in a diversified portfolio of equity and fixed income securities.

Smith Barney Hansberger Global Value Fund seeks long-term capital growth by in-vesting primarily in equity securities of companies in any country including the United States which, in the opinion of its advisers, are undervalued. In-come is an incidental consideration.

Smith Barney Hansberger Global Small Cap Value Fund seeks long-term capital growth by investing primarily in equity securities of U.S. and foreign issuers with relatively small market capitalizations which, in the opinion of its ad-visers, are undervalued. Income is an incidental consideration.

Emerging Markets Portfolio seeks long-term capital appreciation through a port-folio invested primarily in securities of emerging country issuers.

International Equity Portfolio seeks total return on its assets from growth of capital and income. The fund invests primarily in a diversified portfolio of equity securities of

                                 13 Concert Series--Select Portfolios Prospectus
foreign companies including exchange traded and over-the-counter common stocks and preferred shares, debt securities convertible into equity securities and rights and warrants relating to equity securities.

European Portfolio seeks long-term capital appreciation by investing primarily in the equity securities of issuers based in European countries including coun-tries located in Western Europe (e.g., France, Germany, Italy, the Netherlands, Switzerland and the United Kingdom) and Eastern Europe (e.g., Czech Republic, Hungary, Poland and the countries of the former Soviet Union).

Pacific Portfolio seeks long-term capital appreciation by investing primarily in equity securities of companies in Australia, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Pakistan, Papua New Guinea, the People's Republic of China, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thai-land.

The underlying funds that invest primarily in fixed income securities are:

Smith Barney High Income Fund seeks to provide shareholders with high current income. Although growth of capital is not an investment objective of the fund, its adviser may consider potential for growth as one factor, among others, in selecting investments for the fund. The fund will seek high current income by investing in high risk, high-yielding corporate bonds, debentures and notes de-nominated in U.S. dollars or foreign currencies.

Smith Barney Investment Grade Bond Fund seeks to provide as high a level of current income as is consistent with prudent investment management and preser-vation of capital. The fund invests primarily in a portfolio of investment grade bonds.

Smith Barney Government Securities Fund seeks high current return by investing in obligations of, or securities guaranteed by, the U.S. government, its agen-cies or instrumentalities (including, without limitation, treasury bills and bonds, mortgage participation certificates issued by the Federal Home Loan Mortgage Corporation ("FHLMC") and mortgage-backed securities issued by the Government National Mortgage Association ("GNMA").

Short-Term High Grade Bond Fund seeks current income, preservation of capital and liquidity. The fund seeks to achieve its objective by investing its assets in corporate debt securities, bank obligations and securities issued by the U.S. Government and its agencies and instrumentalities.

Smith Barney Managed Governments Fund Inc. seeks high current income consistent with liquidity and safety of capital. The fund invests substantially all of its assets in U.S. government securities. The fund's portfolio consists primarily of mortgage-backed securities issued or guaranteed by GNMA, the Federal Na-tional Mortgage Association ("FNMA") and FHLMC.

Smith Barney Diversified Strategic Income Fund seeks high current income pri-marily through investment in fixed income securities, including high yield se-curities. The fund attempts to achieve its objective by allocating and reallo-cating its assets primarily among various types of fixed-income securities such as: obligations issued or guaranteed as to principal and interest by the U.S. government; mortgage-related securities issued by various governmental and non-governmental entities; domestic and foreign corporate securities; and foreign government securities.

Global Government Bond Portfolio seeks as high a level of current income and capital appreciation as is consistent with its policy of investing principally in high quality bonds of the U.S. and foreign governments.

Cash Portfolio is a money market fund that seeks maximum current income and preservation of capital by investing in high quality U.S. dollar denominated short-term debt securities.

Smith Barney Convertible Fund seeks current income and capital appreciation by investing in investment and non-investment grade convertible securities and in combinations of non-convertible fixed-income securities and warrants or call options that together resemble convertible securities.

Economic and Monetary Union (EMU) and the introduction of a single European currency (the Euro), which began on January 1, 1999, may increase uncertainties relating to investment in European markets. Among other things, EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries. EMU is driven by the expecta-tion of economic benefits; however, there are significant risks associated with EMU. Monetary and economic union on this scale has not been attempted before, and there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions.

Temporary defensive investments (all portfolios)

Each of the portfolios may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking tempo-rary defensive positions in the Cash Portfolio, a series of Smith Barney Money Funds Inc., repurchase agreements or cash. If a portfolio takes a temporary de-fensive position, it may be unable to achieve its investment objective.

                                 14 Concert Series--Select Portfolios Prospectus

Investment Strategies and Related Risks

Portfolio turnover (all portfolios)

Each underlying fund may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading also increases transaction costs, which could detract from an underlying fund's performance.

Non-diversification

Each portfolio is not diversified, which means that it can invest a higher per-centage of its assets in any one underlying fund than a diversified portfolio. Being non-diversified may magnify a portfolio's losses from adverse events af-fecting a particular underlying fund. However, each of the underlying funds (except Global Government Bond Portfolio and Emerging Markets Portfolio) is diversified.

Changes in allocations

The underlying funds in which the portfolios may invest, and the range of as-sets allocated to each fund, may be changed by the board of directors from time to time. Similarly, the target allocation between equity and fixed income ori-ented investments may be adjusted from time to time. If the target limits for investment in a particular fund are exceeded or are not met because of cash flows or changes in the market value of the shares of the underlying funds, the investment manager may but is not required to adjust the portfolio's holdings.

High yield securities

Certain of the underlying funds can invest all or a portion of their assets in high yield securities. High yield securities involve a substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal and are susceptible to default or decline in market value because of adverse economic and business developments. The mar-ket values for high yield securities tend to be very volatile, and these secu-rities are less liquid than investment grade debt securities. Underlying funds that hold these issues are subject to the following specific risks:

 . Increased price sensitivity to changing interest rates

 . Greater risk of loss because of default or declining credit quality

 . Adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments

 . A negative perception of the high yield market may develop, depressing the price and liquidity of high yield securities. This negative perception could last for a significant period of time

Foreign securities

Certain of the underlying funds focus upon foreign securities and other under-lying funds may invest a portion of their assets outside the U.S. Investing in non-U.S. issuers involves unique risks compared to investing in the securities of U.S. issuers. These risks are more pronounced to the extent a fund invests in issuers in countries with emerging markets. These risks may include:

 . Less information about non-U.S. issuers or markets may be available because of less rigorous disclosure and accounting standards or regulatory practices

 . Many non-U.S. markets are smaller, less liquid and more volatile than U.S.
  markets. In a changing market, the adviser may not be able to sell the fund's portfolio securities in amounts and at prices the adviser considers reason-able

 . The U.S. dollar may appreciate against non-U.S. currencies or a foreign gov-ernment may impose restrictions on currency conversion or trading

 . The economies of non-U.S. countries may grow at a slower rate than expected or may experience a downturn or recession

 . Economic, political and social developments may adversely affect the securi-ties markets

 . Foreign governmental obligations may involve the risk of debt moratorium, re-pudiation or renegotiation and the fund may be unable to enforce its rights against the issuers

Small capitalization issuers

Certain of the underlying funds focus on small capitalization companies. In-vesting in small companies involves unique risks. Compared to large companies, small companies, and the market for their common stocks, are likely to:

 . Be more sensitive to changes in the economy, earnings results and investor expectations

 . Have more limited product lines and capital resources

 . Experience sharper swings in market values

 . Be harder to sell at the times and prices the fund thinks appropriate

 . Offer greater potential for gain and loss

                                 15 Concert Series--Select Portfolios Prospectus

Derivatives

Certain of the underlying funds may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or cur-rency swaps for any of the following purposes:

 . To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency ex-change rates or interest rates

 . As a substitute for buying or selling securities

A derivative contract will obligate or entitle an underlying fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative con-tracts can have a big impact on an underlying fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately in-crease losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The underlying fund may not fully benefit from or may lose money on derivatives if changes in their value do not corre-spond accurately to changes in the value of the fund's holdings. The other par-ties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the underlying fund less liquid and harder to value, especially in declining markets.

Investment policies (all portfolios)

Each portfolio's investment policies, including the particular underlying funds in which each portfolio may invest and the equity/fixed income targets applica-ble to each portfolio, may be changed by the board of directors without share-holder approval.

                                16 Concert Series--Select Portfolios Prospectus

Management
Portfolio manager

The portfolios' investment manager is Travelers Investment Advisers, Inc. ("TIA"), an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, NY 10013. The manager selects the portfolios' in-vestments and oversees their operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

R. Jay Gerken, a Managing Director of Salomon Smith Barney, has been responsi-ble for the day-to-day operations of the portfolios since inception. Mr. Gerken has been with Salomon Smith Barney or companies that are now part of Salomon Smith Barney since 1988.

Management fees

Management fees paid during the fiscal year ended January 31, 2000* (as % of average daily net assets)

   High Growth         Growth             Balanced             Conservative             Income
----------------------------------------------------------------------------------------------
         0.35%          0.35%                0.35%                    0.35%              0.35%
----------------------------------------------------------------------------------------------

* For more information regarding the management fees of the underlying funds, please consult the statement of additional information.
Distributor

The portfolios have entered into an agreement with CFBDS, Inc. to distribute the portfolios' shares.

Transfer Agent and shareholder servicing agent

Citi Fiduciary Trust Company serves as the portfolios' transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund Serv-ices serves as the portfolios' sub-transfer agent (the "sub-transfer agent") to render certain shareholder record keeping and accounting services and func-tions.

Possible conflict of interest

The Directors and officers of the Smith Barney Concert Allocation Series Inc. ("Concert Series") also serve in similar positions with many of the underlying Smith Barney funds. Thus, if the interests of a portfolio and of the underlying funds were ever to become divergent, it is possible that a conflict of interest could arise and affect how the directors and officers of the Concert Series fulfill their fiduciary duties to that portfolio and the underlying funds. The Directors of the Concert Series believe they have structured each portfolio to avoid these concerns. However, conceivably a situation could occur where proper action for the Concert Series or a portfolio separately could be adverse to the interests of an underlying fund, or the reverse could occur. If such a possi-bility arises, the directors and officers of the Concert Series, the affected underlying funds and TIA will carefully analyze the situation and take all steps they believe reasonable to minimize, and where possible eliminate, the potential conflict. Moreover, limitations on aggregate investments in the un-derlying funds have been adopted by the Concert Series to minimize this possi-bility, and close and continuous monitoring will be exercised to avoid, insofar as is possible, these concerns.

                               17 Concert Series--Select Portfolios Prospectus

Share Transactions
Availability of shares

Individuals may not purchase shares directly from the portfolios. You should read the prospectus for your insurance company's variable contract to learn how to purchase a variable contract based on the portfolios.

Each portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annu-ity and variable life insurance contracts and to certain qualified pension and retirement plans. The variable insurance products and qualified plans may or may not make investments in all the portfolios described in this prospectus. Shares of the portfolios are sold at net asset value.

The interests of different variable insurance products and qualified plans in-vesting in a portfolio could conflict due to differences of tax treatment and other considerations. The portfolios currently do not foresee any disadvantages to investors arising from the fact that each portfolio may offer its shares to different insurance company separate accounts that serve as the investment me-dium for their variable annuity and variable life products and to qualified plans. Nevertheless, the board of directors intends to monitor events to iden-tify any material conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to oc-cur, one or more insurance companies' separate accounts or qualified plans might be required to withdraw their investments in one or more portfolios and shares of another portfolio may be substituted.

The sale of shares may be suspended or terminated if required by law or regula-tory authority or if it is in the best interests of the portfolios' sharehold-ers. Each portfolio reserves the right to reject any specific purchase order.

Redemption of shares

Redemption requests may be placed by separate accounts of participating insur-ance companies and by qualified plans. The redemption price of the shares of each portfolio will be the net asset value next determined after receipt by the portfolio of a redemption request in good order. The value of redeemed shares may be more or less than the price paid for the shares. Sales proceeds will normally be forwarded to the selling insurance company or qualified plan on the next business day after receipt of a redemption request in good order but in no event later than 3 days following receipt of instructions. Each portfolio may suspend sales or postpone payment dates during any period in which any of the following conditions exist:

 . the New York Stock Exchange is closed;

 . trading on the New York Stock Exchange is restricted;

 . an emergency exists as a result of which disposal by the portfolio of securi-ties is not reasonably practicable or it is not reasonably practicable for a fund and underlying fund to fairly determine the value of its net assets; or

 . as permitted by SEC order in extraordinary circumstances.

                              18 Concert Series--Select Portfolios Prospectus

Share Price

Each portfolio's net asset value is the value of its assets minus its liabili-ties. Each portfolio calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the Statement of Additional Information. This calculation is based on the net asset value of the underlying funds, which is calculated when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). If the New York Stock Exchange closes early, each portfolio and each underlying fund acceler-ates the calculation of its net asset value to the actual closing time.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by an underlying fund could change on days when you cannot buy or redeem shares.

Each portfolio and underlying fund generally values its fund securities based on market prices or quotations. To the extent an underlying fund holds securi-ties denominated in a foreign currency, the fund's currency conversions are done when the London Stock Exchange closes. When reliable market prices or quo-tations are not readily available, or when the value of a security held by an underlying fund has been materially affected by events occurring after a for-eign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same se-curities.

Short-term investments that have a maturity of more than 60 days are generally valued based on market prices or quotations. Short-term investments that have a maturity of 60 days or less are valued at amortized cost. Using this method, a portfolio and underlying fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the portfolio and underlying fund.

In order to buy, redeem or exchange shares at that day's price, an insurance company separate account or a qualified plan must place its order with the transfer agent before the New York Stock Exchange closes. If the New York Stock Exchange closes early, the order must be placed prior to the actual closing time. Otherwise, the investor will receive the next business day's price.

                                 19 Concert Series--Select Portfolios Prospectus

Dividends, Distributions and Taxes
Taxes

Each portfolio intends to qualify and be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify to be taxed as a regulated investment company, each portfolio must meet certain income and diversification tests and distribution requirements. As a regulated investment company meeting these requirements, a portfolio will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the portfolio at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the federal income tax treatment of distributions to the separate accounts and to holders of the contracts.

Each portfolio is also subject to asset diversification regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally pro-vide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of each portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single invest-ment. An alternative diversification test may be satisfied under certain cir-cumstances. If a portfolio should fail to comply with these regulations or fails to qualify for the special tax treatment afforded regulated investment companies under the Code, contracts invested in that portfolio would not be treated as annuity, endowment or life insurance contracts under the Code.

                              20 Concert Series--Select Portfolios Prospectus

Financial Highlights

The financial highlights tables are intended to help you understand the perfor-mance of each portfolio since inception. Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a portfolio share assuming reinvestment of all dividends and distributions. The information in the following tables was au-dited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements is included in the annual report (available upon request).

For a share of capital stock outstanding throughout each year ended January 31:

---------------------------------------------------------------------------------
                                   Select
                            High Growth Portfolio      Select Growth Portfolio
                          2000(1) 1999(1) 1998(1)(2)  2000(1)  1999(1) 1998(1)(2)
---------------------------------------------------------------------------------
Net asset value,
beginning of year          $13.02  $11.06    $10.00    $12.87   $11.28    $10.00
---------------------------------------------------------------------------------
Income from operations:
 Net investment
 income(3)                   0.60    0.13      0.26      0.51     0.27      0.44
 Net realized and
 unrealized gain             1.78    1.94      0.80      0.72     1.55      0.84
---------------------------------------------------------------------------------
Total income from
operations                   2.38    2.07      1.06      1.23     1.82      1.28
---------------------------------------------------------------------------------
Less distributions
from:
 Net investment income     (0.07)  (0.07)       --     (0.13)   (0.11)       --
 Net realized gains        (0.17)  (0.04)       --     (0.17)   (0.12)       --
---------------------------------------------------------------------------------
Total distributions        (0.24)  (0.11)       --     (0.30)   (0.23)       --
---------------------------------------------------------------------------------
Net asset value, end of
year                       $15.16  $13.02    $11.06    $13.80   $12.87    $11.28
---------------------------------------------------------------------------------
Total return               18.46%  18.79%  10.60%++     9.72%   16.31%  12.80%++
---------------------------------------------------------------------------------
Net assets, end of year
(000's)                  $148,033 $75,780  $ 27,071  $236,028 $129,929  $ 45,982
---------------------------------------------------------------------------------
Ratios to average net
assets:
 Expenses                   0.35%   0.35%    0.35%+     0.35%    0.35%    0.35%+
 Net investment income      4.30    1.08     2.41+      3.85     2.29     4.11+
---------------------------------------------------------------------------------
Portfolio turnover rate        0%     19%       43%        0%      10%       43%
---------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.

(2) For the period from February 5, 1997 (commencement of operations) to January 31, 1998.

(3) Net investment income per share includes short-term capital gain distributions from Underlying Funds.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 +  Annualized.

For a share of capital stock outstanding throughout each year ended January 31:

--------------------------------------------------------------------------------
                                                                Select
                          Select Balanced Portfolio     Conservative Portfolio
                          2000(1)  1999(1) 1998(1)(2) 2000(1) 1999(1) 1998(1)(2)
--------------------------------------------------------------------------------
Net asset value,
beginning of year          $12.04   $11.28    $10.00   $11.71  $11.30    $10.00
--------------------------------------------------------------------------------
Income from operations:
 Net investment
 income(3)                   0.48     0.42      0.64     0.61    0.60      0.78
 Net realized and
 unrealized gain (loss)      0.07     0.66      0.64   (0.35)    0.08      0.52
--------------------------------------------------------------------------------
Total income from
operations                   0.55     1.08      1.28     0.26    0.68      1.30
--------------------------------------------------------------------------------
Less distributions
from:
 Net investment income     (0.22)   (0.16)       --    (0.27)  (0.17)       --
 Net realized gains        (0.24)   (0.16)       --    (0.13)  (0.10)       --
--------------------------------------------------------------------------------
Total distributions        (0.46)   (0.32)       --    (0.40)  (0.27)       --
--------------------------------------------------------------------------------
Net asset value, end of
year                       $12.13   $12.04    $11.28   $11.57  $11.71    $11.30
--------------------------------------------------------------------------------
Total return                4.69%    9.76%  12.80%++    2.19%   6.05%  13.00%++
--------------------------------------------------------------------------------
Net assets, end of year
(000's)                  $192,922 $133,796  $ 45,071  $56,414 $38,815  $ 10,698
--------------------------------------------------------------------------------
Ratios to average net
assets:
 Expenses                   0.35%    0.35%    0.35%+    0.35%   0.35%    0.35%+
 Net investment income      3.92     3.64     5.89+     5.20    5.27     7.24+
--------------------------------------------------------------------------------
Portfolio turnover rate        0%       7%       19%       1%      3%       35%
--------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.

(2) For the period from February 5, 1997 (commencement of operations) to January 31, 1998.

(3) Net investment income per share includes short-term capital gain distributions from Underlying Funds.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 +  Annualized.

                               21 Concert Series--Select Portfolios Prospectus

For a share of capital stock outstanding throughout each year ended January 31:

-------------------------------------------------------------------
                                          Select Income Portfolio
                                         2000(1) 1999(1) 1998(1)(2)
-------------------------------------------------------------------
Net asset value, beginning of year        $11.66  $11.29    $10.00
-------------------------------------------------------------------
Income from operations:                     0.70    0.74      0.80
 Net investment income(3)
 Net realized and unrealized gain (loss)  (0.79)  (0.16)      0.49
-------------------------------------------------------------------
Total income (loss) from operations       (0.09)    0.58      1.29
-------------------------------------------------------------------
Less distributions from:
 Net investment income                    (0.33)  (0.15)       --
 Net realized gains                       (0.06)  (0.06)       --
-------------------------------------------------------------------
Total distributions                       (0.39)  (0.21)       --
-------------------------------------------------------------------
Net asset value, end of year              $11.18  $11.66    $11.29
-------------------------------------------------------------------
Total return                             (0.75)%   5.18%  12.90%++
-------------------------------------------------------------------
Net assets, end of year (000's)          $23,277 $20,597    $4,440
-------------------------------------------------------------------
Ratios to average net assets:
 Expenses                                  0.35%   0.35%    0.35%+
 Net investment income                     6.08    6.45     7.36+
-------------------------------------------------------------------
Portfolio turnover rate                      11%     14%       11%
-------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.

(2) For the period from February 5, 1997 (commencement of operations) to January 31, 1998.

(3) Net investment income per share includes short-term capital gain distributions from Underlying Funds.

 ++Total return is not annualized, as it may not be representative of the total return for the year.

 +  Annualized.

                               22 Concert Series--Select Portfolios Prospectus

                 (This page is intentionally left blank.)

Smith Barney Concert Allocation
Series Inc.


Select Portfolios


High Growth Portfolio                Conservative Portfolio


Growth Portfolio                     Income Portfolio


Balanced Portfolio

--------------------------------------------------------------------------------

Additional Information About the
Portfolios

Shareholder Reports
Annual and semiannual reports to shareholders provide additional information about the portfolios' investments. These reports discuss the market conditions and investment strategies that affected each portfolio's performance.

The portfolios send one report to a household if more than one account has the same address. Contact your participating life insurance company representative or your Salomon Smith Barney Financial Consultant if you do not want this pol-icy to apply to you.

Statement of Additional Information
The statement of additional information provides more detailed information about each portfolio. It is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the portfolios or obtain shareholder reports or the statement of additional information (without charge), by contacting Salomon Smith Barney Inc., by calling the portfolios at 1-800-451-2010, or by writing to the portfolios at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit Our Web Site
Our web site is located at www.smithbarney.com

Information about the portfolios (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Re-ports and other information about the portfolios are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commis-sion's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the portfolios that is not in this prospec-tus, you should not rely upon that information. Neither the portfolios nor the distributor is offering to sell shares of the portfolios to any person to whom the portfolios may not lawfully sell their shares.

(SM) Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-07435)

[FD01656 5/00]



PART B

   May 30, 2000

Statement of Additional Information

Smith Barney Concert Allocation Series Inc.

High Growth Portfolio
Balanced Portfolio
Growth Portfolio
Conservative Portfolio
Global Portfolio
Income Portfolio

388 Greenwich Street, New York, New York 10013
(800) 451-2010

This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectuses of Smith Barney Concert Allocation Series Inc. (the "Concert Series" or the "fund") dated May 30, 2000 for Class A, Class B, Class L, Class Y and Class Z shares of the Global Portfolio, High Growth Portfolio, Growth Portfolio, Balanced Portfolio, Conservative Portfolio and Income Portfolio (individually, a "portfolio" and collectively, the "portfolios"), as amended or supplemented from time to time (collectively the "prospectus"), and should be read in conjunction therewith.
The Concert Series currently offers eleven investment portfolios, six of which are described herein. Each portfolio seeks to achieve its objective by investing in a number of open-end management investment companies or series thereof ("underlying funds") for which Salomon Smith Barney Inc. ("Salomon Smith Barney") now or in the future acts as principal underwriter or for which Salomon Smith Barney, SSB Citi Fund Management LLC ("SSB Citi" or the "manager") (successor to SSBC Fund Management Inc.) or Travelers Investment Management Company ("TIMCO") now or in the future acts as investment adviser. The prospectus may be obtained from a Salomon Smith Barney Financial Consultant or a registered representative of PFS Distributors, Inc. ("PFS"), or by writing or calling the Concert Series at the address or telephone number listed above. This SAI, although not in itself a prospectus, is incorporated by reference into the prospectus in its entirety.

CONTENTS	Page
Why Invest in the Concert Series
2
Directors and Executive Officers of Concert Series
2
Investment Objectives, Management Policies and Risk Factors
4
Additional Risk Factors
21
Investment Restrictions
24
Portfolio Turnover
26
Purchase of Shares
27
PFS Accounts
33
Redemption of Shares
35
Exchange Privilege
36
Taxes
39
Performance
42
Valuation of Shares
49
Investment Management and Other Services
49
Additional Information About the Portfolios
58
Financial Statements
61
Appendix - Ratings of Debt Obligations
A-1


WHY INVEST IN THE CONCERT SERIES
The proliferation of mutual funds over the last several years has left many investors in search of a simple means to manage their long-term investments. With new investment categories emerging each year and with each mutual fund reacting differently to political, economic and business events, many investors are forced to make complex investment decisions in the face of limited experience, time and personal resources. The portfolios are designed to meet the needs of investors who prefer to have their asset allocation decisions made by professional money managers, are looking for an appropriate core investment for their retirement portfolio and appreciation the advantages of broad diversification. The portfolios may be most appropriate for long-term investors planning for retirement, particularly investors in tax-advantaged retirement accounts including IRAs, 401(k) corporate employee savings plans, 403(b) non-profit organization savings plans, profit-sharing and money-purchase pension plans, and other corporate pension and savings plans.
Each of the portfolios invests in a select group of underlying funds suited to the portfolio's particular investment objective. The allocation of assets among underlying funds within each portfolio is determined by SSB Citi according to fundamental and quantitative analysis. Because the assets will be adjusted only periodically and only within pre-determined ranges that will attempt to ensure broad diversification, there should not be any sudden large-scale changes in the allocation of a portfolio's investments among underlying funds. The Concert Series is not designed as a market timing vehicle, but rather as a simple and conservative approach to helping investors meet retirement and other long-term goals.
DIRECTORS AND EXECUTIVE OFFICERS OF THE CONCERT SERIES
Overall responsibility for management and supervision of the fund rests with the fund's Board of Directors. The Directors approve all significant agreements between the portfolios and the companies that furnish services to the portfolios, including agreements with the portfolios' distributor, investment adviser, custodian and transfer agent. The day-to-day operations of the portfolios are delegated to the portfolios' manager, SSB Citi. The names of the directors and executive officers of the Concert Series, together with information as to their principal business occupations during the past five years, are shown below. Each director who is an "interested person" of the Concert Series, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk.
Walter E. Auch, Director (Age 79). Consultant to companies in the financial services industry; Director of PIMCO Advisers L.P.; Brinson Partners; Nicholas-Applegate (each a registered investment adviser); Legend Properties, a real estate management company; Banyan Realty Trust; Banyan Land Fund II; Geotek Communications Inc., an international wireless communications company. Director or trustee of 2 investment companies associated with Citigroup Inc.("Citigroup"). His address is 6001 N. 62nd Place, Paradise Valley, Arizona 85253. Martin Brody, Director (Age 78). Consultant, HMK
Associates; Retired Vice Chairman of the Board of Restaurant Associates Industries, Inc. Director or trustee of 21 investment companies associated with Citigroup. His address is c/o HMK Associates, 30 Columbia Turnpike, Florham Park, New Jersey 07932.
H. John Ellis, Jr., Director (Age 73). Retired. Director or trustee of 2 investment companies associated with Citigroup. His address is 858 East Crystal Downs Drive, Frankfort, Michigan 49635.
Stephen E. Kaufman, Director (Age 68). Attorney. Director or trustee of 13 investment companies associated with Citigroup. His address is 277 Park Avenue, New York, New York 10172.

Arrnon E. Kamesar, Director (Age 73). Chairman of TEC, an international organization of Chief Executive Officers; Trustee, U.S. Bankruptcy Court. Director or trustee of 2 investment companies associated with Citigroup. His address is 7328
Country Club Drive, La Jolla, California 92037.
*Heath B. McLendon, Chairman of the Board (Age 67). Managing Director of Salomon Smith Barney, President of SSB Citi and Travelers Investment Adviser, Inc. ("TIA"). Mr. McLendon also serves as Chairman, Co-Chairman or Director of 71 investment companies associated with Citigroup. His address is 388 Greenwich Street, New York, New York 10013.
Lewis E. Daidone, Senior Vice President and Treasurer (Age
42). Managing Director of Salomon Smith Barney; Director and Senior Vice President of SSB Citi and TIA. Mr. Daidone also serves as Senior Vice President or Executive Vice President and Treasurer of 61 investment companies associated with Citigroup. His address is 388 Greenwich Street, New York, New York 10013.
Jay Gerken, Vice President and Investment Officer (Age 48). Managing Director of Salomon Smith Barney and portfolio manager of four investment companies associated with Citigroup. His address is 388 Greenwich Street, New York, New York 10013.

Irving David, Controller (Age 39). Director of Salomon Smith Barney. Controller or Assistant Treasurer of 43 investment companies associated with Citigroup; His address is 388 Greenwich Street, New York, New York 10013.
Christina T. Sydor, Secretary (Age 49). Managing Director of Salomon Smith Barney; General Counsel and Secretary of SSB Citi and TIA. Ms. Sydor also serves as Secretary of 61 investment companies associated with Citigroup. Her address is 388 Greenwich Street, New York, New York 10013.
Each Director also serves as a director, trustee, consultant and/or general partner of certain other mutual funds for which CFBDS, Inc. serves as distributor. As of May 12, 2000, the Directors and officers of the portfolios, as a group, owned less than 1.00% of the outstanding common stock of the portfolios.

No officer, director or employee of Salomon Smith Barney, PFS or any of their affiliates will receive any compensation from the Concert Series for serving as an officer or director of the Concert Series. The Concert Series pays each director who is not an officer, director or employee of Salomon Smith Barney, PFS or any of their affiliates a fee of $10,000 per annum plus $100 per portfolio per meeting attended and reimburses travel and out-of-pocket expenses. In addition, each such director is paid $100 per telephonic meeting attended. Upon attainment of age 80, Directors are required to change to emeritus status. Directors Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they receive 50% of the annual retainer fee and meeting fees otherwise applicable to the Concert Series' Directors. All Directors are reimbursed for travel and out-of-pocket expenses incurred in attending such meetings. . For the fiscal year ended January 31, 2000, the directors were reimbursed, in the aggregate, $21,924 for travel and out-of-pocket expenses.


The following table shows the compensation paid by Concert Series to each incumbent Director for the fiscal year ended January 31, 2000:


Aggregate
Compensation
from Concert
Series

Pension or
Retirement
Benefits
Accrued as
Expense of
Concert Series

Total
Compensation
From
Fund Complex**

Total Number
of Funds
Served in
Complex

Name

Heath B. McLendon*
None
None
None
71

Walter Auch
$14,400
None
$50,600
2

Martin Brody
12,200
None
138,600
21

H. John Ellis
14,400
None
50,600
2

Armon E. Kamesar
15,500
None
52,600
2

Stephen E. Kaufman
15,500
None
110,650
13
*	Designates "interested director" of Concert Series.
**	As of December 31, 1999.


INVESTMENT OBJECTIVES, MANAGEMENT POLICIES AND RISK FACTORS
The Concert Series is an open-end, non-diversified management investment company. The prospectus discusses the investment objectives of the portfolios and each of the underlying funds in which the portfolios may invest. In pursuing their investment objectives and policies, each of the underlying funds is permitted to engage in a wide-range of investment policies. Because the portfolios invest in the underlying funds, shareholders of each portfolio will be affected by these investment policies in direct proportion to the amount of assets each portfolio allocates to the underlying funds pursuing such policy. This section contains supplemental information concerning the types of securities and other instruments in which the underlying funds may invest (and repurchase agreements in which the portfolios and/or the underlying funds may invest), the investment policies and portfolio strategies the underlying funds may utilize and certain risks attendant to such investments, policies and strategies. There can be no assurance that the respective investment objectives of the portfolios or the underlying funds will be achieved.
The Articles of Incorporation of the Concert Series permit the Board of Directors to establish additional portfolios of the Concert Series from time to time. The investment objectives, policies and restrictions applicable to additional portfolios would be established by the Board of Directors at the time such portfolios were established and may differ from those set forth in the prospectus and this SAI.

EQUITY SECURITIES
Common Stocks. Certain of the underlying funds invest primarily in common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.
Preferred Stock. Certain of the underlying funds invest in preferred stocks which, like debt obligations, have characteristics similar to fixed-income securities. Holders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends and, for that reason, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer. Foreign Investments. The portfolios will each invest in certain underlying funds that invest all or a portion of their assets in securities of non-U.S. issuers. Foreign investments include non-dollar denominated securities traded outside the U.S. and dollar-denominated securities traded in the U.S. (such as American Depositary Receipts). Investors should recognize that investing in foreign companies involves certain considerations which are not typically associated with investing in U.S. issuers. Since certain underlying funds will be investing in securities denominated in currencies other than the U.S. dollar, and since certain funds may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of a fund's assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gain, if any, to be distributed to shareholders by the fund.
The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic conditions and political developments in other countries. Of particular importance are rates of inflation, interest rate levels, the balance of payments and the extent of government surpluses or deficits in the U.S. and the particular foreign country, all of which are in turn sensitive to the monetary, fiscal and trade policies pursued by the governments of the U.S. and other foreign countries important to international trade and finance. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies. Securities held by an underlying fund may not be registered with, nor the issuers thereof be subject to reporting requirements of, the Securities and Exchange Commission (the "SEC"). Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign issuers are generally not subject to uniform financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, with respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the fund, political or social instability, or domestic developments which could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments positions. Certain underlying funds may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.
Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable domestic companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold.
The interest and dividends payable on a fund's foreign securities may be subject to foreign withholding taxes, and the general effect of these taxes will be to reduce the fund's income. Additionally, the operating expenses of a fund can be expected to be higher than that of an investment company investing exclusively in U.S. securities, since the expenses of the fund, such as custodial costs, valuation costs and communication costs, as well as the rate of the investment advisory fees, though similar to such expenses of some other international funds, are higher than those costs incurred by other investment companies. In addition, dividend and interest income from non-U.S. securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the underlying fund or a portfolio investing in such fund.
American, European and Continental Depositary Receipts. Certain of the underlying funds may invest in the securities of foreign and domestic issuers in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign corporation. EDRs, which sometimes are referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by foreign banks and trust companies evidencing ownership of either foreign or domestic securities. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs and CDRs are designed for use in European securities markets.
Warrants. Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because it does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants acquired by an underlying fund in units or attached to securities may be deemed to be without value.
FIXED-INCOME SECURITIES
General. Fixed income securities may be affected by general changes in interest rates, which will result in increases or decreases in the market value of the debt securities held by the underlying funds. The market value of the fixed-income obligations in which the underlying funds may invest can be expected to vary inversely in relation to the changes in prevailing interest rates and also may be affected by other market and credit factors.
Certain of the underlying funds may invest only in high-quality, high-grade or investment grade securities. High quality securities are those rated in the two highest categories by Moody's Investors Service ("Moody's") (Aaa or Aa) or Standard & Poor's Ratings Group ("S&P") (AAA or AA). High grade securities are those rated in the three highest categories by Moody's (Aaa, Aa or A) or S&P (AAA, AA or A). Investment-grade securities are those rated in the four highest categories by Moody's (Aaa, Aa, A or Baa) or S&P (AAA, AA, A or BBB). Securities rated Baa or BBB have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of their issuer to make principal and interest payments than is the case with higher grade securities.
High Yield Securities. Certain of the underlying funds may invest in securities rated below investment grade; that is rated below Baa by Moody's or BBB by S&P, or determined by the underlying fund's adviser to be of comparable quality. Securities rated below investment grade (and comparable unrated securities) are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse business, financial, economic or political conditions. See the Appendix for additional information on the bond ratings by Moody's and S&P.
Convertible Securities. Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.
As fixed-income securities, convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate.
While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.
Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. Synthetic convertible securities differ from convertible securities in certain respects, including that each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in synthetic convertible securities involves the risks normally involved in holding the securities comprising the synthetic convertible security.
Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar nonconvertible securities.
Money Market Instruments.  Money market instruments include:
U.S. government securities; certificates of deposit ("CDs"), time deposits ("TDs") and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments.
U.S. Government Securities. U.S. government securities include debt obligations of varying maturities issued or guaranteed by the U.S. government or its agencies or instrumentalities. U.S. government securities include not only direct obligations of the U.S. Treasury, but also securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association, and Resolution Trust Corporation. Certain U.S. government securities, such as those issued or guaranteed by GNMA, FNMA and Federal Home Loan Mortgage Corporation ("FHLMC"), are mortgage-related securities. Because the U.S. government is not obligated by law to provide support to an instrumentality that it sponsors, a portfolio or an underlying fund will invest in obligations issued by such an instrumentality only if its investment adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the portfolio or the Fund, as the case may be.
Mortgage-related Securities. The average maturity of pass-through pools of mortgage-related securities varies with the maturities of the underlying mortgage instruments. In addition, a pool's stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool.
Common practice is to assume that prepayments will result in an average life ranging from 2 to 10 years for pools of fixed-rate 30-year mortgages. Pools of mortgages with other maturities or different characteristics will have varying average life assumptions.
Mortgage-related securities may be classified as private, governmental or government-related, depending on the issuer or guarantor. Private mortgage-related securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies. Governmental mortgage-related securities are backed by the full faith and credit of the U.S. government. GNMA, the principal guarantor of such securities, is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage-related securities are not backed by the full faith and credit of the U.S. government. Issuers of such securities include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a corporate instrumentality of the U.S., the stock of which is owned by Federal Home Loan Banks. Participation certificates representing interests in mortgages from FHLMC's portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC.

Private U.S. governmental or government-related entities create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. As new types of mortgage-related securities are developed and offered to investors, certain of the underlying funds, consistent with their investment objective and policies, may consider making investments in such new types of securities.
Foreign Government Securities. Among the foreign government securities in which certain underlying funds may invest are those issued by countries with developing economies, which are countries in the initial stages of their industrialization cycles. Investing in securities of countries with developing economies involves exposure to economic structures that are generally less diverse and less mature, and to political systems that can be expected to have less stability, than those of developed countries. The markets of countries with developing economies historically have been more volatile than markets of the more mature economies of developed countries, but often have provided higher rates of return to investors.
Brady Bonds. Certain of the underlying funds may invest in Brady bonds which are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the 'World Bank") and the International Monetary Fund (the 'IMF"). Brady bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms including liberalization of trade and foreign investment, privatization of state-owned enterprises and establishing targets for public spending and borrowing.
Brady Bonds which have been issued to date are rated in the categories 'BB" or "B" by S&P or 'Ba' or 'B" by Moody's or, in cases in which a rating by S&P or Moody's has not been assigned, are generally considered by the underlying fund's investment adviser to be of comparable quality.
Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. Brady bonds issued to date have traded at a deep discount from their face value. Certain sovereign bonds are entitled to 'value recovery payments" in certain circumstances, which constitute supplemental interest payments but generally are not collateralized. Certain Brady bonds have been collateralized as to principal due at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds.
Bank Obligations. Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to an underlying fund, depending upon the principal amount of CDs of each held by the fund) and are subject to Federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, domestic branches of domestic banks are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

Obligations of foreign branches of U.S. banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Obligations of foreign branches of U.S. banks and foreign banks are subject to different risks than are those of U.S. banks or U.S. branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of U.S. banks are not necessarily subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a U.S. bank than about a U.S. bank. CDs issued by wholly owned Canadian subsidiaries of U.S. banks are guaranteed as to repayment of principal and interest, but not as to sovereign risk, by the U.S. parent bank.
Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. A U.S. branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a U.S. bank. Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as one of the underlying funds, pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes. Ratings as Investment Criteria. In general, the ratings of nationally recognized statistical rating organizations ("NRSROs") represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings will be used by the underlying funds as initial criteria for the selection of portfolio securities, but the funds also will rely upon the independent advice of their respective advisers to evaluate potential investments. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. The Appendix to this SAI contains further information concerning the rating categories of NRSROs and their significance.
Subsequent to its purchase by a fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events will require sale of such securities by a fund, but the fund's adviser will consider such events in its determination of whether the fund should continue to hold the securities. In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems, or because of a corporate reorganization, a fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

INVESTMENT PRACTICES
In attempting to achieve its investment objective, an underlying fund may employ, among others, the following portfolio strategies.
Repurchase Agreements. The portfolios and the underlying funds may purchase securities and concurrently enter into repurchase agreements with certain member banks which are the issuers of instruments acceptable for purchase by the portfolio or the underlying fund, as the case may be, and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under each repurchase agreement, the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a portfolio's or an underlying fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the portfolio or underlying fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. When-issued Securities and Delayed-delivery Transactions. To secure an advantageous price or yield, certain of the underlying funds may purchase certain securities on a when-issued basis or purchase or sell securities for delayed delivery. Delivery of the securities in such cases occurs beyond the normal settlement periods, but no payment or delivery is made by an underlying fund prior to the reciprocal delivery or payment by the other party to the transaction. In entering into a when-issued or delayed-delivery transaction, an underlying fund will rely on the other party to consummate the transaction and may be disadvantaged if the other party fails to do so.
Fixed income securities normally are subject to changes in value based upon changes, real or anticipated, in the level of interest rates and the public's perception of the creditworthiness of the issuers. In general, fixed income securities tend to appreciate when interest rates decline and depreciate when interest rates rise. Purchasing these securities on a when-issued or delayed-delivery basis, therefore, can involve the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. Similarly, the sale of U.S. government securities for delayed delivery can involve the risk that the prices available in the market when the delivery is made may actually be higher than those obtained in the transaction itself.
In the case of the purchase by an underlying fund of securities on a when-issued or delayed-delivery basis, a segregated account in the name of the fund consisting of cash or liquid securities equal to the amount of the when-issued or delayed-delivery commitments will be established. For the purpose of determining the adequacy of the securities in the accounts, the deposited securities will be valued at market or fair value. If the market or fair value of the securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the fund involved. On the settlement date, a fund will meet its obligations from then-available cash flow, the sale of securities held in the segregated account, the sale of other securities or, although it would not normally expect to do so, from the sale of the securities purchased on a when-issued or delayed-delivery basis (which may have a value greater or less than the fund's payment obligations).
Lending of Portfolio Securities. Certain of the underlying funds have the ability to lend portfolio securities to brokers, dealers and other financial organizations. A fund will not lend portfolio securities to Salomon Smith Barney unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. government securities which are maintained at all times in an amount at least equal to the current market value of the loaned securities. From time to time, an underlying fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party which is unaffiliated with the fund and is acting as a "finder."
By lending its securities, an underlying fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. A fund will comply with the following conditions whenever its portfolio securities are loaned: (a) the fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (c) the fund must be able to terminate the loan at any time; (d) the fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment in the loaned securities occurs, the fund's trustees or directors, as the case may be, must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by each underlying fund's investment adviser to be of good standing and will not be made unless, in the judgment of the adviser, the consideration to be earned from such loans would justify the risk.
Short Sales. Certain of the underlying funds may from time to time sell securities short. A short sale is a transaction in which the fund sells securities that it does not own (but has borrowed) in anticipation of a decline in the market price of the securities.
When a fund makes a short sale, the proceeds it receives from the sale are retained by a broker until the fund replaces the borrowed securities. To deliver the securities to the buyer, the fund must arrange through a broker to borrow the securities and, in so doing, the fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.
A fund's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or U.S. government securities. In addition, the fund will place in a segregated account with its custodian an amount of cash or U.S. government securities equal to the difference, if any, between
(a) the market value of the securities sold at the time they were sold short and (b) any cash or U.S. government securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale).
Until it replaces the borrowed securities, the fund will maintain the segregated account daily at a level so that the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) (a) will equal the current market value of the securities sold short and (b) will not be less than the market value of the securities at the time they were sold short.
Short Sales Against the Box. Certain of the underlying funds may enter into a short sale of common stock such that when the short position is open the fund involved owns an amount of preferred stocks or debt securities, convertible or exchangeable, without payment of further consideration, into an equal number of shares of the common stock sold short. This kind of short sale, which is described as "against the box," will be entered into by a fund for the purpose of receiving a portion of the interest earned by the executing broker from the proceeds of the sale. The proceeds of the sale will be held by the broker until the settlement date when the fund delivers the convertible securities to close out its short position.
Although prior to delivery a fund will have to pay an amount equal to any dividends paid on the common stock sold short, the fund will receive the dividends from the preferred stock or interest from the debt securities convertible into the stock sold short, plus a portion of the interest earned from the proceeds of the short sale. The fund will deposit, in a segregated account with their custodian, convertible preferred stock or convertible debt securities in connection with short sales against the box.
Restricted Securities. Certain of the underlying funds may invest in securities the disposition of which is subject to legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on a national securities exchange that are not subject to restrictions on resale. Restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.
Reverse Repurchase Agreements. Certain underlying funds may enter into reverse repurchase agreements with banks or broker-dealers. A reverse repurchase agreement involves the sale of a money market instrument held by an underlying fund coupled with an agreement by the fund to repurchase the instrument at a stated price, date and interest payment. The fund will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time.
An underlying fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Under the 1940 Act, reverse repurchase agreements may be considered to be borrowings by the seller. Entry into such agreements requires the creation and maintenance of a segregated account with the fund's custodian consisting of U.S. government securities, cash or cash equivalents.
Leveraging. Certain of the underlying funds may from time to time leverage their investments by purchasing securities with borrowed money. A fund is required under the 1940 Act to maintain at all times an asset coverage of 300% of the amount of its borrowings. If, as a result of market fluctuations or for any other reason, the fund's asset coverage drops below 300%, the fund must reduce its outstanding borrowings within three business days so as to restore its asset coverage to the 300% level.
Any gain in the value of securities purchased with borrowed money that exceeds the interest paid on the amount borrowed would cause the net asset value of the underlying fund's shares to increase more rapidly than otherwise would be the case. Conversely, any decline in the value of securities purchased would cause the net asset value of the fund's shares to decrease more rapidly than otherwise would be the case. Borrowed money thus creates an opportunity for greater capital gain but at the same time increases exposure to capital risk. The net cost of any borrowed money would be an expense that otherwise would not be incurred, and this expense could restrict or eliminate a fund's net investment income in any given period.
DERIVATIVE TRANSACTIONS
Derivative transactions, including the options and futures transactions described below, are used for a number of reasons including: to manage exposure to changes in interest rates, stock and bond prices and foreign currencies; as an efficient means of adjusting overall exposure to certain markets; to adjust duration; to enhance income; and to protect the value of portfolio securities. Options and futures can be volatile instruments, and involve certain risks. If the adviser to the underlying fund applies a hedge at an inappropriate time or judges market conditions incorrectly, options and futures strategies may lower the underlying fund's return. Further losses could also be experienced if the options and futures positions held by an underlying fund were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market.

Certain of the underlying funds may enter into stock index, interest rate and currency futures contracts (or options thereon, including swaps, caps, collars and floors). Certain underlying funds may also purchase and sell call and put options, futures and options contracts.
Options On Securities. Certain of the underlying funds may engage in transactions in options on securities, which, depending on the fund, may include the writing of covered put options and covered call options, the purchase of put and call options and the entry into closing transactions.
The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Certain underlying funds, however, may engage in option transactions only to hedge against adverse price movements in the securities that they hold or may wish to purchase and the currencies in which certain portfolio securities may be denominated. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected) . Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that a fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.
Options written by an underlying fund normally will have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. An underlying fund with option-writing authority may write (a) in-the-money call options when its investment adviser expects that the price of the underlying security will remain flat or decline moderately during the option period, (b) at-the-money call options when its adviser expects that the price of the underlying security will remain flat or advance moderately during the option period and (c) out-of-the-money call options when its adviser expects that the price of the underlying security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.
So long as the obligation of an underlying fund as the writer of an option continues, the fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the fund to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the fund effects a closing purchase transaction. A fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, an underlying fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") or similar foreign clearing corporation and of the securities exchange on which the option is written.
Certain underlying funds may purchase and sell put, call and other types of option securities that are traded on domestic or foreign exchanges or the over-the-counter market including, but not limited to, "spread" options, "knock-out" options, "knock-in" options and "average rate" or "look-back" options. "Spread" options are dependent upon the difference between the price of two securities or futures contracts, "knock-out" options are canceled if the price of the underlying asset reaches a trigger level prior to expiration, "knock-in" options only have value if the price of the underlying asset reaches a trigger level and, "average rate" or "look-back" options are options where, at expiration, the option's strike price is set based on either the average, maximum or minimum price of the asset over the period of the option.
An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. Certain underlying funds with option-writing authority may write options on U.S. or foreign exchanges and in the over-the-counter market.
An underlying fund may realize a profit or loss upon entering into a closing transaction. In cases in which a fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when a fund has purchased an option and engages in a closing sale transaction, whether the fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium that the fund initially paid for the original option plus the related transaction costs.
Although an underlying fund generally will purchase or write only those options for which its adviser believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered inadequate certain facilities of the Clearing Corporation and U.S. and foreign securities exchanges and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If as a covered call option writer a fund is unable to effect closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.
Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the underlying fund with authority to engage in options transactions and other clients of their respective advisers and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.
In the case of options written by an underlying fund that are deemed covered by virtue of the fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the fund has written options may exceed the time within which the fund must make delivery in accordance with an exercise notice. In these instances, an underlying fund may purchase or borrow temporarily the underlying securities for purposes of physical delivery. By so doing, the fund will not bear any market risk because the fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.
Additional risks exist with respect to certain of the U.S. government securities for which an underlying fund may write covered call options. If a fund writes covered call options on mortgage-backed securities, the securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. The fund will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of those securities. Stock Index Options. Certain of the underlying funds may purchase and write put and call options on U.S. stock indexes listed on U.S. exchanges for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the New York Stock Exchange Composite Index or a narrower market index such as the Standard & Poor's 100.
Options on stock indexes are similar to options on stock except that (a) the expiration cycles of stock index options are monthly, while those of stock options currently are quarterly, and (b) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the options expire unexercised.
The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by a fund of options on stock indexes will be subject to its adviser's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual stocks.
An underlying fund will engage in stock index options transactions only when determined by its adviser to be consistent with the fund's efforts to control risk. There can be no assurance that such judgment will be accurate or that the use of these portfolio strategies will be successful. When a fund writes an option on a stock index, the fund will establish a segregated account with its custodian in an amount equal to the market value of the option and will maintain the account while the option is open.
Currency Transactions. Certain of the underlying funds may enter into forward currency exchange transactions. A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. An underlying fund that enters into a forward currency contract may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract A fund may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in that currency but anticipates, and seeks to be protected against, decline in the currency against the U.S. dollar. Similarly, a fund may sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a fund may purchase a currency forward to "lock in" the price of securities denominated in that currency which it anticipates purchasing.
Transaction hedging is the purchase or sale of forward currency contracts with respect to a specific receivable or payable of the fund generally arising in connection with the purchase or sale of its securities. Position hedging, generally, is the sale of forward currency contracts with respect to portfolio security positions denominated or quoted in the currency. A fund may not position hedge with respect to a particular currency to an extent greater than the aggregate market value at any time of the security or securities held in its portfolio denominated or quoted in or currently convertible (such as through exercise of an option or consummation of a forward currency contract) into that particular currency, except that certain underlying funds may utilize forward currency contracts denominated in the European Currency Unit to hedge portfolio security positions when a security or securities are denominated in currencies of member countries in the European Monetary System. If a fund enters into a transaction hedging or position hedging transaction, it will cover the transaction through one or more of the following methods: (a) ownership of the underlying currency or an option to purchase such currency; (b) ownership of an option to enter into an offsetting forward currency contract; (c) entering into a forward contract to purchase currency being sold or to sell currency being purchased, provided that such covering contract is itself covered by any one of these methods unless the covering contract closes out the first contract; or (d) depositing into a segregated account with the custodian or a sub-custodian of the fund cash or readily marketable securities in an amount equal to the value of the fund's total assets committed to the consummation of the forward currency contract and not otherwise covered. In the case of transaction hedging, any securities placed in an account must be liquid securities. In any case, if the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will equal the above amount.
Hedging transactions may be made from any foreign currency into dollars or into other appropriate currencies.
At or before the maturity of a forward contract, a fund either may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the relevant fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a fund retains the portfolio security and engages in an offsetting transaction, the fund, at the time of execution of the offsetting transaction, will incur a gain or loss to the extent movement has occurred in forward contract prices. Should forward prices decline during the period between a fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.
The cost to a fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing.
Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated a fund may not be able to contract to sell the currency at a price above the devaluation level it anticipates. Foreign Currency Options. Certain underlying funds may purchase or write put and call options on foreign currencies for the purpose of hedging against changes in future currency exchange rates. Foreign currency options generally have three, six and nine month expiration cycles. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time that the option expires.
An underlying fund may use foreign currency options under the same circumstances that it could use forward currency exchange transactions. A decline in the dollar value of a foreign currency in which a fund's securities are denominated, for example, will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of securities that it holds, the fund may purchase put options on the foreign currency. If the value of the currency does decline, the fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, the fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to the fund derived from purchases of foreign currency options, like the benefit derived from other types of options, will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, the fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in the rates. Futures Contracts. The purpose of the acquisition or sale of a futures contract by a fund is to mitigate the effects of fluctuations in interest rates or currency or market values, depending on the type of contract, on securities or their values without actually buying or selling the securities. Of course, because the value of portfolio securities will far exceed the value of the futures contracts sold by a fund, an increase in the value of the futures contracts could only mitigate -- but not totally offset -- the decline in the value of the fund.
Certain of the underlying funds may enter into futures contracts or related options on futures contracts that are traded on a domestic or foreign exchange or in the over-the-counter market. Generally, these investments may be made solely for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions when the transactions are economically appropriate to the reduction of risks inherent in the management of the fund and not for purposes of speculation. However, the International Equity Portfolio and the International Balanced Portfolio may also enter into futures transactions for non-hedging purposes, subject to applicable law. The ability of the funds to trade in futures contracts may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company.
No consideration is paid or received by a fund upon entering into a futures contract. Initially, a fund will be required to deposit with its custodian an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount, known as initial margin, is in the nature of a performance bond or good faith deposit on the contract and is returned to a fund upon termination of the futures contract, assuming that all contractual obligations have been satisfied. Subsequent payments, known as variation margin, to and from the broker, will be made daily as the price of the securities, currency or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a fund may elect to close the position by taking an opposite position, which will operate to terminate the fund's existing position in the contract. Several risks are associated with the use of futures contracts as a hedging device. Successful use of futures contracts by a fund is subject to the ability of its adviser to predict correctly movements in interest rates, stock or bond indices or foreign currency values. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying securities, currency or index and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates or currency values.
There is no assurance that an active market will exist for future contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a fund would be required to make daily cash payments of variation margin, and an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.
If a fund has hedged against the possibility of a change in interest rates or currency or market values adversely affecting the value of securities held in its portfolio and rates or currency or market values move in a direction opposite to that which the fund has anticipated, the fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund had insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices which reflect the change in interest rates or currency values, as the case may be.
Options on Futures Contracts. An option on an interest rate futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying interest rate futures contract at a specified exercise price at any time prior to the expiration date of the option. An option on a foreign currency futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, but not the obligation, to assume a long or short position in the relevant underlying foreign currency futures contract at a predetermined exercise price at a time in the future. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of a fund investing in the options.
Several risks are associated with options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the purchase of put or call options on interest rate and foreign currency futures will be based upon predictions by a fund's adviser as to anticipated trends in interest rates and currency values, as the case may be, which could prove to be incorrect. Even if the expectations of an adviser are correct, there may be an imperfect correlation between the change in the value of the options and of the portfolio securities in the currencies being hedged.
Foreign Commodity Exchanges. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless an underlying funds trading on a foreign commodity exchange hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that the fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the fund could incur losses as a result of those changes.
Swap Agreements. Among the hedging transactions into which certain underlying funds may enter are interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payment of interest, on a notional principal amount from the party selling such interest rate floor.
Certain underlying funds may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending on whether a fund is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted, with the fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the investment adviser and the fund believe such obligations do not constitute senior securities and, accordingly will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of a fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account with PNC Bank. If there is a default by the other party to such a transaction, a fund will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking funds acting both as principals and as agents. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.

ADDITIONAL RISK FACTORS
Investment in Other Mutual Funds. The investments of each portfolio are concentrated in underlying funds so each portfolio's performance is directly related to the investment performance of the underlying funds held by it. The ability of each portfolio to meet its investment objective is directly related to the ability of the underlying funds to meet their objectives as well as the allocation among those underlying funds by SSB Citi. There can be no assurance that the investment objective of any portfolio or any underlying fund will be achieved. The portfolios will only invest in Class Y shares of the underlying Smith Barney funds and, accordingly, will not pay any sales loads or 12b-1 or service or distribution fees in connection with their investments in shares of the underlying funds. The portfolios, however, will indirectly bear their pro rata share of the fees and expenses incurred by the underlying Smith Barney funds that are applicable to Class Y shareholders. The investment returns of each portfolio, therefore, will be net of the expenses of the underlying funds in which it is invested.
Non-Diversified Portfolios. Each portfolio and certain of the underlying funds are classified as non-diversified investment companies under the 1940 Act. Since, as a non-diversified investment company, each such company is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers, each such company may be subject to greater risk with respect to its individual portfolio than an investment company that is more broadly diversified.
Securities of Unseasoned Issuers. Securities in which certain of the underlying funds may invest may have limited marketability and, therefore, may be subject to wide fluctuations in market value. In addition, certain securities may lack a significant operating history and be dependent on products or services without an established market share.

Sovereign Debt Obligations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repaying principal and interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady bonds, is collateralized by U.S. government securities, repayment of principal and interest is not guaranteed by the U.S. government.
Brady Bonds. A significant amount of the Brady bonds that the underlying funds may purchase have no or limited collateralization, and an underlying fund will be relying for payment of interest and (except in the case of principal collateralized Brady bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady bonds. In the event of a default on collateralized Brady bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. In light of the residual risk of the Brady bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady bonds, investments in Brady bonds are to be viewed as speculative.
Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady bonds, and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady bonds and other foreign sovereign debt securities in which the funds may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect a fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants. Restrictions on Foreign Investment. Some countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities. For example, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals or limit the repatriation of funds for a period of time.
Smaller capital markets, while often growing in trading volume, have substantially less volume than U.S. markets, and securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable U.S. companies. Brokerage commissions, custodial services, and other costs relating to investment in smaller capital markets are generally more expensive than in the U.S. Such markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller capital markets, which may result in an underlying fund incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement could result in temporary periods when assets of a fund are uninvested and no return is earned thereon. The inability of an underlying fund to make intended security purchases due to settlement problems could cause such fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the fund because of subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in possible liability to the purchaser. There is generally less government supervision and regulation of exchanges, brokers and issuers in countries having smaller capital markets than there is in the U.S. Economic and Monetary Union (EMU). EMU began on January 1, 1999 when 11 European countries adopted a single currency -- the Euro. EMU may create new economic opportunities for investors, such as lower interest rates, easier cross-border mergers, acquisitions and similar restructurings, more efficient distribution and product packaging and greater competition. Budgetary decisions remain in the hands of each participating country, but are subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate within the Euro zone. EMU and the introduction of the Euro, however, present unique risks and uncertainties for investors in EMU-participating countries, including: (i) monetary and economic union on this scale has never before been attempted; (ii) there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions; (iii) instability within EMU may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the funds' portfolios; (iv) there is uncertainty concerning the fluctuation of the Euro relative to non-Euro currencies during the transition period from January 1, 1999 to December 31, 2000, and beyond; and (v) there is no assurance that interest rate, tax and labor regimes of EMU-participating countries will converge over time. These and other factors may cause market disruption and could adversely affect European securities and currencies held by the funds.
Mortgage-Related Securities. To the extent an underlying fund purchases mortgage-related securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the fund's principal investment to the extent of the premium paid. The underlying fund's yield may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the values of mortgage-related securities, including government and government-related mortgage pools, generally will fluctuate in response to market interest rates.
Non-Publicly Traded and Illiquid Securities. The sale of securities that are not publicly traded is typically restricted under the Federal securities laws. As a result, an underlying fund may be forced to sell these securities at less than fair market value or may not be able to sell them when the fund's adviser believes it desirable to do so. Investments by an underlying fund in illiquid securities are subject to the risk that should the fund desire to sell any of these securities when a ready buyer is not available at a price that the fund's adviser deems representative of its value, the value of the underlying fund's net assets could be adversely affected.
High Yield Securities. An underlying fund may invest in high yield, below investment grade securities. Investments in high yield securities are subject to special risks, including a greater risk of loss of principal and non-payment of interest. An investor should carefully consider the following factors before investing in these funds.
Generally, high yield, below investment grade securities offer a higher return potential than higher-rated securities but involve greater volatility of price and greater risk of loss of income and principal, including the possibility of default or bankruptcy of the issuers of such securities. Below investment grade securities and comparable non-rated securities will likely have large uncertainties or major risk exposure to adverse conditions and are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The occurrence of adverse conditions and uncertainties would likely reduce the value of securities held by an underlying fund, with a commensurate effect on the value of the underlying fund's shares.
The markets in which below investment grade securities or comparable non-rated securities are traded generally are more limited than those in which higher-quality securities are traded. The existence of limited markets for these securities may restrict the availability of securities for an underlying fund to purchase and also may restrict the ability of an underlying fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value or to sell securities at their fair value. An economic downturn could adversely affect the ability of issuers of high yield securities to repay principal and pay interest thereon.
While the market values of below investment grade securities and comparable non-rated securities tend to react less to fluctuations in interest rate levels than do those of higher-quality securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities. In addition, below investment grade securities and comparable non-rated securities generally present a higher degree of credit risk. Issuers of below investment grade securities and comparable non-rated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss because of default by such issuers is significantly greater because below investment grade securities and comparable non-rated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. An underlying fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.
Short Sales. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.
Repurchase Agreements. Repurchase agreements, as utilized by an underlying fund or a portfolio of the Concert Series, could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the ability of an underlying fund or a portfolio to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which an underlying fund or a portfolio seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement.
Reverse Repurchase Agreements. Certain of the underlying funds may engage in reverse repurchase agreement transactions with banks, brokers and other financial institutions. Reverse repurchase agreements involve the risk that the market value of the securities sold by the underlying fund may decline below the repurchase price of the securities.
Lending of Portfolio Securities. The risks in lending portfolio securities, like those associated with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by the adviser to the underlying fund to be of good standing and will not be made unless, in the judgment of the adviser, the consideration to be earned from such loans would justify the risk.
When-Issued Securities and Delayed-Delivery Transactions. The purchase of securities on a when-issued or delayed-delivery basis involves the risk that, as a result of an increase in yields available in the marketplace, the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction.
Leverage. Certain of the underlying funds may borrow from banks, on a secured or unsecured basis, in order to leverage their portfolios. Leverage creates an opportunity for increased returns to shareholders of an underlying fund but, at the same time, creates special risk considerations. For example, leverage may exaggerate changes in the net asset value of a fund's shares and in a fund's yield. Although the principal or stated value of such borrowings will be fixed, the fund's assets may change in value during the time the borrowing is outstanding. Leverage will create interest or dividend expenses for the fund that can exceed the income from the assets retained. To the extent the income or other gain derived from securities purchased with borrowed funds exceeds the interest or dividends the fund will have to pay in respect thereof, the fund's net income or other gain will be greater than if leverage had not been used.
Conversely, if the income or other gain from the incremental assets is not sufficient to cover the cost of leverage, the net income or other gain of the fund will be less than if leverage had not been used. If the amount of income for the incremental securities is insufficient to cover the cost of borrowing, securities might have to be liquidated to obtain required funds. Depending on market or other conditions, such liquidations could be disadvantageous to the underlying fund.
Indexed Securities. Certain of the underlying funds may invest in indexed securities, including inverse floaters, whose value is linked to currencies, interest rates, commodities, indices, or other financial indicators. Indexed securities may be positively or negatively indexed (i.e., their value may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.
Forward Roll Transactions. Forward roll transactions involve the risk that the market value of the securities sold by an underlying fund may decline below the repurchase price of the securities. Forward roll transactions are considered borrowings by a fund. Although investing the proceeds of these borrowings in repurchase agreements or money market instruments may provide an underlying fund with the opportunity for higher income, this leveraging practice will increase a fund's exposure to capital risk and higher current expenses. Any income earned from the securities purchased with the proceeds of these borrowings that exceeds the cost of the borrowings would cause a fund's net asset value per share to increase faster than would otherwise be the case; any decline in the value of the securities purchased would cause a fund's net asset value per share to decrease faster than would otherwise be the case.
Swap Agreements. As one way of managing their exposure to different types of investments, certain of the underlying funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. Swap agreements can be highly volatile and may have a considerable impact on a fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. A fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions.
Floating and Variable Rate Income Securities. Floating and variable rate income securities include securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.
Zero Coupon, Discount and Payment-in-Kind Securities. Zero coupon securities generally pay no cash interest (or dividends in the case of preferred stock) to their holders prior to maturity. Payment-in-kind securities allow the lender, at its option, to make current interest payments on such securities either in cash or in additional securities. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis. Premium Securities. Premium securities are income securities bearing coupon rates higher than prevailing market rates. Premium securities are typically purchased at prices greater than the principal amounts payable on maturity. If securities purchased by an underlying fund at a premium are called or sold prior to maturity, the fund will recognize a capital loss to the extent the call or sale price is less than the purchase price. Additionally, the fund will recognize a capital loss if it holds such securities to maturity.
Yankee Bonds. Yankee bonds are U.S. dollar-denominated bonds sold in the U.S. by non-U.S. issuers. As compared with bonds issued in the U.S., such bond issues normally carry a higher interest rate but are less actively traded.
INVESTMENT RESTRICTIONS
The Concert Series has adopted the following fundamental investment restrictions for the protection of shareholders. Under the 1940 Act, a fundamental policy of a portfolio may not be changed without the vote of a majority, as defined in the 1940 Act, of the outstanding voting securities of the portfolio. Such majority is defined as the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the portfolio are present or represented by proxy, or (b) more than 50% of the outstanding shares. The percentage limitations contained in the restrictions listed below (other than with respect to (1) below) apply at the time of purchases of securities.
The investment policies adopted by the Concert Series prohibit a portfolio from:
1.	Borrowing money except that (a) the portfolio may
borrow from banks for temporary or emergency (not
leveraging) purposes, including the meeting of
redemption requests which might otherwise require the
untimely disposition of securities, and (b) the
portfolio may, to the extent consistent with its
investment policies, enter into reverse repurchase
agreements, forward roll transactions similar
investment strategies and techniques.  To the extent
that it engages in transactions described in (a) and
(b), the portfolio will be limited so that no more
than 33-1/3% of the value of its total assets
(including the amount borrowed) valued at the lesser
of cost or market, less liabilities (not including the
amount borrowed) is derived from such transactions.
2.	Making loans.  This restriction does not apply to: (a)
the purchase of debt obligations in which the
portfolio may invest consistent with its investment
objectives and policies; (b) repurchase agreements;
and (c) loans of its portfolio securities, to the
fullest extent permitted under the 1940 Act.
3.	Engaging in the business of underwriting securities
issued by other persons, except to the extent that the
portfolio may technically be deemed to be an
underwriter under the Securities Act of 1933, as
amended, in disposing of portfolio securities.
4.	Purchasing or selling real estate, real estate
mortgages, commodities or commodity contracts, but
this restriction shall not prevent the portfolio from
(a) investing in securities of issuers engaged in the
real estate business or business of investing in real
estate (including interests in limited partnerships
owning or otherwise engaging in the real estate
business or the business of investing in real estate)
and securities which are secured by real estate or
interests therein; (b) holding or selling real estate
received in connection with securities it holds or
held; (c) trading in futures contracts and options on
futures contracts (including options on currencies to
the extent consistent with the portfolio's investment
objective and policies); or (d) investing in real
estate investment trust securities.
5.	Issuing "senior securities" as defined in the 1940 Act
and the rules, regulations and orders thereunder,
except as permitted under the 1940 Act and the rules,
regulations and orders thereunder.
The portfolios have also adopted certain non-fundamental investment restrictions that may be changed by the portfolios' Board of Directors at any time. Accordingly the portfolios are prohibited from:
1.	Purchasing securities on margin.
2.	Making short sales of securities or maintaining a
short position.
3.	Pledging, hypothecating, mortgaging or otherwise
encumbering more than 33-1/3% of the value of a
portfolio's total assets.
4.	Investing in oil, gas or other mineral exploration or
development programs.
5.	Writing or selling puts, calls, straddles, spreads or
combinations thereof.
6.	Purchasing restricted securities, illiquid securities
(such as repurchase agreements with maturities in
excess of seven days) or other securities that are not
readily marketable.
7.	Purchasing any security if as a result the portfolio
would then have more than 5% of its total assets
invested in securities of companies (including
predecessors) that have been in continuous operation
for fewer than three years (except for underlying
funds).
8.	Making investments for the purpose of exercising
control or management.
9.	Purchasing or retaining securities of any company if,
to the knowledge of the Concert Series, any officer or director of the Concert Series or SSB Citi individually owns more than 1/2 of 1% of the outstanding securities of such company and together they own beneficially more than 5% of such securities. Notwithstanding the foregoing investment restrictions, the underlying funds in which the portfolios invest have adopted certain investment restrictions which may be more or less restrictive than those listed above, thereby permitting a portfolio to engage in investment strategies indirectly that are prohibited under the investment restrictions listed above. The investment restrictions of an underlying fund are located in its SAI.
Under Section 12d(l)(G) of the 1940 Act, each portfolio may invest substantially all of its assets in the underlying funds.
Because of their investment objectives and policies, the portfolios will each concentrate more than 25% of their assets in the mutual fund industry. In accordance with the portfolios' investment programs set forth in the prospectus, each of the portfolios may invest more than 25% of its assets in certain underlying funds. However, each of the underlying funds in which each portfolio will invest (other than the Smith Barney Money Funds - Cash Portfolio) will not concentrate more than 25% of its total assets in any one industry. The Smith Barney Money Funds - Cash Portfolio will invest at least 25% of its assets in obligations issued by banks.


PORTFOLIO TURNOVER
Each portfolio's turnover rate is not expected to exceed 25% annually. Under certain market conditions, a portfolio may experience high portfolio turnover as a result of its investment strategies. A portfolio may purchase or sell securities to: (a) accommodate purchases and sales of its shares, (b) change the percentages of its assets invested in each of the underlying funds in response to market conditions, and (c) maintain or modify the allocation of its assets between equity and fixed income funds and among the underlying funds within the percentage limits described in the Prospectus.
The portfolio turnover for the two most recent fiscal years for each portfolio is contained in the following table:





Fiscal Year
Fiscal Year
Name of Portfolio
Ended 01/31/99
Ended 01/31/00
High Growth
Portfolio
21%
2%
Global Portfolio
 0%
  0%
Growth Portfolio
10%
 2%
Balanced Portfolio
10%
 4%
Conservative
Portfolio
5%
3%
Income Portfolio
0%
 4%
The turnover rates of the underlying funds have ranged from 8% to 205% during their most recent fiscal years. There can be no assurance that the turnover rates of these funds will remain within this range during subsequent fiscal years. Higher turnover rates may result in higher expenses being incurred by the underlying funds.

PURCHASE OF SHARES
Sales Charge Alternatives

The following classes of shares are available for purchase. See the prospectus for a discussion of factors to consider in selecting which class of shares to purchase.

Class A Shares. Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows:



Conservative Portfolio and
Income Portfolio
High Growth Portfolio, Global
Portfolio, Growth Portfolio and
Balanced Portfolio
Amount of
Investment
Sales Charge
as %
of Offering
Price
Sales Charge
as %
of Amount
Invested
Sales Charge as
%
of Offering
Price
Sales Charge as
%
of Amount
Invested
Less than $25,000
4.50%
4.71%
5.00%
5.26%
$ 25,000 - 49,999
4.00
4.17
4.00
4.17
50,000 - 99,999
3.50
3.63
3.50
3.63
100,000 - 249,999
2.50
2.56
3.00
3.09
250,000 - 499,999
1.50
1.52
2.00
2.04
500,000 and over
-0-
-0-
-0-
-0-
? Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a deferred sales charge of 1.00% on redemptions made within 12 months of purchase. The deferred sales charge on Class A shares is payable to Salomon Smith Barney, which compensates Salomon Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The deferred sales charge is waived in the same circumstances in which the deferred sales charge applicable to Class B and Class L shares is waived. See "Deferred Sales Charge Alternatives" and 'Waivers of Deferred Sales Charge."
Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the portfolio as defined in the 1933 Act. The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the portfolio made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account. Class B Shares. Class B shares are sold without an initial sales charge but are subject to a deferred sales charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below.

Class L Shares. Class L shares are sold with an initial sales charge of 1.00% (which is equal to 1.01% of the amount invested) and are subject to a deferred sales charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below. Until June 22, 2001 purchases of Class L shares by investors who were holders of Class C shares of the portfolio and/or other Smith Barney funds on June 12, 1998 will not be subject to the 1% initial sales charge.

Class Y Shares. Class Y shares are sold without an initial sales charge or deferred sales charge and are available only to investors investing a minimum of $15,000,000.

Class Z Shares. Class Z Shares are sold without an initial sales charge or deferred sales charge and are currently offered exclusively for sale to tax-exempt employee benefit and retirement plans of Salomon Smith Barney or any of its affiliates ("Qualified Plans") and to certain unit investment trusts ("UIT) sponsored by Salomon Smith Barney or any of its affiliates.


General

Investors may purchase shares from a Salomon Smith Barney Financial Consultant or a broker that clears through Salomon Smith Barney ("Dealer Representative"). In addition, certain investors, including qualified retirement plans purchasing through certain Dealer Representatives, may purchase shares directly from the portfolio. When purchasing shares of a portfolio, investors must specify whether the purchase is for Class A, Class B, Class L or Class Y shares. Salomon Smith Barney and Dealer Representatives may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at PFPC Global Fund Services ("sub-transfer agent") are not subject to a maintenance fee.

Investors in Class A, Class B and Class L shares may open an account in a portfolio by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the portfolio. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(c) of the Code, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes in the portfolio is $25. For shareholders purchasing shares of a portfolio through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class L shares and subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of a portfolio through the Systematic Investment Plan on a quarterly basis, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Citigroup Inc. ("Citigroup") and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a Unit Investment Trust ("UIT") sponsored by Salomon Smith Barney, and Directors/Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. Each portfolio reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the sub-transfer agent.
Share certificates are issued only upon a shareholder's written request to the sub-transfer agent.

Purchase orders received by a portfolio or a Salomon Smith Barney Financial Consultant prior to the close of regular trading on the New York Stock Exchange ("NYSE"), on any day a portfolio calculates its net asset value, are priced according to the net asset value determined on that day (the "trade date). Orders received by a Dealer Representative prior to the close of regular trading on the NYSE on any day a portfolio calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by a portfolio or a portfolio's agent prior to its close of business. For shares purchased through Salomon Smith Barney or a Dealer Representative purchasing through Salomon Smith Barney, payment for shares of the portfolio is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Salomon Smith Barney or the sub-transfer agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's portfolio account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney or the sub-transfer agent. The Systematic Investment Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market portfolio to make additions to the account. Additional information is available from each portfolio or a Salomon Smith Barney Financial Consultant or a Dealer Representative.

Sales Charge Waivers and Reductions
Initial Sales Charge Waivers. Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Citigroup and its subsidiaries and any Citigroup affiliated portfolios including the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the portfolio by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Salomon Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Salomon Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual portfolio which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in a portfolio (or Class A shares of another Smith Barney Mutual Fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in a portfolio, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Citigroup or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by a separate account used to fund certain unregistered variable annuity contracts; (h) investments of distributions from or proceeds from a sale of a UIT sponsored by Salomon Smith Barney; (i) purchases by investors participating in a Salomon Smith Barney fee-based arrangement; and
(j) purchases by Section 403(b) or Section 401(a) or (k) accounts associated with Copeland Retirement Programs. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.
Right of Accumulation. Class A shares of the portfolio may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the portfolio and of most other Smith Barney Mutual Funds that are offered with a sales charge then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent - Class A Shares. A Letter of Intent for an amount of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes (i) all Class A shares of a portfolio and other Smith Barney Mutual Funds offered with a sales charge acquired during the term of the letter plus (ii) the value of all Class A shares previously purchased and still owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the options of the investor, up to 90 days before such date. Please contact a Salomon Smith Barney Financial Consultant or Citi Fiduciary Trust Company (the "transfer agent") to obtain a Letter of Intent application.
Letter of Intent - Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. For each of the portfolios, investors must make an initial minimum purchase of $5,000,000 in Class Y shares of a portfolio and agree to purchase a total of $15,000,000 of Class Y shares of a portfolio within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the portfolio's Class A shares, which may include a deferred sales charge of 1.00%. Please contact a Salomon Smith Barney Financial Consultant or the transfer agent for further information.

Volume Discounts. The schedule of sales charges on Class A shares described in the Prospectus applies to purchases made by any "purchaser," which is defined to include the following: (a) an individual; (b) an individual's spouse and his or her children purchasing shares for his or her own account; (c) a pension, profit-sharing or other employee benefit plan qualified under
Section 401(a) of the Code, and qualified employee benefit plans of employers who are "affiliated persons" of each other within the meaning of the 1940 Act; (d) tax-exempt organizations enumerated in Section 501(c)(3) or (13) of the Code; and (e) a trustee or other professional fiduciary (including a bank, or an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended) purchasing shares of a portfolio for one or more trust estates or fiduciary accounts. Purchasers who wish to combine purchase orders to take advantage of volume discounts on Class A shares should contact a Salomon Smith Barney Financial Consultant.

Deferred Sales Charge Provisions
"Deferred Sales Charge Shares" are: (a) Class B shares; (b) Class L shares; and (c) Class A shares that were purchased without an initial sales charge but are subject to a deferred sales charge. A deferred sales charge may be imposed on certain redemptions of these shares.

Any applicable deferred sales charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred Sales Charge Shares which are redeemed will not be subject to a deferred sales charge to the extent that the value of such shares represents: (a) capital appreciation of portfolio assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares and Class A shares that are Deferred Sales Charge Shares, shares redeemed more than 12 months after their purchase. Class L shares and Class A shares that are Deferred Sales Charge Shares are subject to a 1.00% deferred sales charge if redeemed within 12 months of purchase. In circumstances in which the deferred sales charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Salomon Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney 401(k) Program, as described below. See "Purchase of Shares-Salomon Smith Barney Retirement Programs."


Deferred Sales Charge
Year Payment Was
Made Since
Purchase
Conservative Portfolio
and Income Portfolio
High Growth Portfolio, Global
Portfolio, Growth Portfolio
and Balanced Portfolio
First
4.50%
5.00%
Second
4.00
4.00
Third
3.00
3.00
Fourth
2.00
2.00
Fifth
1.00
1.00
Sixth and thereafter
0.00
0.00
Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares (Class B shares that were acquired through the reinvestment of dividends and distributions) owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder.
In determining the applicability of any deferred sales charge, it will be assumed that redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that Deferred Sales Charge Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and portfolio shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other portfolios. For Federal income tax purposes, the amount of the deferred sales charge will reduce the gain or increase the loss, as the case may be, on the redemption. The amount of any deferred sales charge will be paid to Salomon Smith Barney.
To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment.
Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The deferred sales charge would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

Waivers of Deferred Sales Charge

The deferred sales charge will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences
(see "Automatic Cash Withdrawal Plan') (but, automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994);
(c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 591/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of a portfolio with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption.
Deferred sales charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by the transfer agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.



PFS Accounts

Initial purchase of shares of the fund must be made through a PFS Investments Registered Representative by completing the appropriate application found in the propectus. The completed application should be forwarded to PFS Shareholder Services, P.O. Box 105033, Atlanta, GA 30348. Checks drawn on foreign banks must be payable in U.S. dollars and have the routing number of the U.S. bank encoded on the check. Subsequent investments may be sent directly to PFS Shareholder Services. In processing applications and investments, PFS Shareholder Services acts as agent for the investor and for PFS Investments Inc. ("PFSI") and also as agent for the distributor, in accordance with the terms of the prospectus. If the transfer agent ceases to act as such, a successor company named by the fund will act in the same capacity so long as the account remains open.

Shares purchased will be held in the shareholder's account by PFS Shareholder Services. Share certificates are issued only upon a shareholder's written request to the sub-transfer agent. A shareholder that has insufficient funds to complete any purchase will be charged a fee of up to $30 per returned purchase by PFS Shareholder Services.

Investors in Class A and Class B shares may open an account by making an initial investment of at least $1,000 for each account in each Class (except for Systematic Investment Plan accounts), or $250 for an IRA or a Self-Employed Retirement Plan in a Fund. Subsequent investments of at least $50 may be made for each Class. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A and Class B shares and the subsequent investment requirement for each Class in the Fund is $25. For the fund's Systematic Investment Plan, the minimum initial investment requirement for Class A and Class B shares and the subsequent investment requirement for each Class is $25. There are no minimum investment requirements in Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, Directors or Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Purchase orders received by the transfer agent or sub-transfer agent prior to the close of regular trading on the NYSE, on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day.

Initial purchases of fund shares may be made by wire. The minimum investment that can be made by wire is $10,000. Before sending the wire, the PFS Investments Registered Representative must contact the PFS Shareholder Services at (800) 665-8677 to obtain proper wire instructions. Once an account is open, a shareholder may make additional investments by wire. The shareholder should contact PFS Shareholder Services at (800) 544-5445 to obtain proper wire instructions.

Upon completion of certain automated systems, shareholders who establish telephone transaction authority on their account and supply bank account information may make additions to their accounts at any time. Shareholders should contact PFS Shareholder Services at (800) 544-5445 between 8:00 a.m. and 8:00 p.m. eastern time any day that the NYSE is open. If a shareholder does not wish to allow telephone subsequent investments by any person in his account, he should decline the telephone transaction option on the account application. The minimum telephone subsequent investment is $250 and can be up to a maximum of $10,000. By requesting a subsequent purchase by telephone, you authorize PFS Shareholder Services to transfer funds from the bank account provided for the amount of the purchase. A shareholder that has insufficient funds to complete the transfer will be charged a fee of up to $30 by PFS Shareholder Services. A shareholder who places a stop payment on a transfer or the transfer is returned because the account has been closed, will also be charged a fee of up to $30 by PFS Shareholder Services. Subsequent investments by telephone may not be available if the shareholder cannot reach PFS Shareholder Services whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the fund's regular subsequent investment procedure described above.

Redemption proceeds can be sent by check to the address of record, by wire transfer to a bank account designated on the application or to a bank account designated on the application via the Automated Clearinghouse (ACH). A shareholder will be charged a $25 service fee for wire transfers and a nominal service fee for transfers made directly to the shareholder's bank by the ACH. PFS Shareholder Services will process and mail a shareholder's redemption check usually within two to three business days after receiving the redemption request in good order. The shareholder may request the proceeds to be mailed by two-day air express for an $8 fee that will be deducted from the shareholder's account or by one-day air express for a $15 fee that will be deducted from the shareholder's account.

An Account Transcript is available at a shareholder's request, which identifies every financial transaction in an account since it has opened. To defray administrative expenses involved with providing multiple years worth of information, there is a $15 charge for each Account Transcript requested. Additional copies of tax forms are available at the shareholder's request. A $10 fee for each tax form will be assessed.

Additional information regarding PFS Shareholder Services may be obtained by contacting the Client Services Department at (800)
544-5445.

Salomon Smith Barney Retirement Programs. You may be eligible to participate in a retirement program sponsored by Salomon Smith Barney or one of its affiliates. The fund offers Class A and Class L shares at net asset value to participating plans under the programs. You can meet minimum investment and exchange amounts, if any, by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment and/or the date your account is opened. Once a class of shares is chosen, all additional purchases must by of the same class.

For plans opened on or after March 1, 2000 that are not plans for which Paychex Inc. or an affiliate provides administrative services (a "Paychex plan"), Class A shares may be purchased regardless of the amount invested.

For plans opened prior to March 1, 2000 and for Paychex plans, the class of shares you may purchase depends on the amount of your initial investment:

Class A Shares. Class A shares may be purchased by plans investing at least $1million.

Class L Shares. Class L shares may be purchased by plans investing less than $1 million. Class L shares are eligible to exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange in the following circumstances:
If the plan was opened on or after June 21, 1996 and a total of $1 million is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program 5 years.
If the plan was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds Class L shares (other than money market funds) on December 31 in any year, all Class L shares are eligible for exchange on or about March 31 of the following year.

For more information, call your Salomon Smith Barney Financial
Consultant or the transfer agent.

Retirement Programs Opened On or After June 21, 1996.   If, at the
end of the fifth year after the date the participating plan enrolled in the Smith Barney 401(k) Program or ExecChoiceTM Program, a participating plan's total Class L holdings in all non-money market Smith Barney Mutual Funds equal at least $1,000,000, the participating plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the fund. (For participating plans that were originally established through a Salomon Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened.) Such participating plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the participating plan does not qualify for the five-year exchange to Class A shares, a review of the participating plan's holdings will be performed each quarter until either the participating plan qualifies or the end of the eighth year.

Retirement Programs Opened Prior to June 21, 1996.   In any year
after the date a participating plan enrolled in the Smith Barney 401(k) Program, if its total Class L holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the participating plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the same fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

Any participating plan in the Smith Barney 401(k) or ExecChoiceTM Program, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class L shares for Class A shares of the same fund regardless of asset size, at the end of the eighth year after the date the participating plan enrolled in the Smith Barney 401(k) or ExecChoiceTM Program. Such plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a participating plan will not be eligible to acquire additional Class L shares, but instead may acquire Class A shares of the same fund. Any Class L shares not converted will continue to be subject to the distribution fee.

Participating plans wishing to acquire shares of the fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program must purchase such shares directly from the transfer agent. For further information regarding these Programs, investors should contact a Salomon Smith Barney Financial Consultant.

REDEMPTION OF SHARES
The Concert Series is required to redeem the shares of each portfolio tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable deferred sales charge. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.
If a shareholder holds shares in more than one class, any requests for redemption must specify the class being redeemed. In the event of a failure to specify which class, or if the investor owns fewer shares of the class than specified, the redemption request will be delayed until the Concert Series' transfer agent receives further instructions from Salomon Smith Barney or if the shareholder's account is not with Salomon Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to fifteen days or more.

Shares held by Salomon Smith Barney as custodian must be redeemed by submitting a written request to a Salomon Smith Barney Financial Consultant. Shares other than those held by Salomon Smith Barney as custodian may be redeemed through an investor's Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:
Smith Barney Concert Allocation Series Inc./ [Name of
Portfolio]
Class A, B, L or Y (please specify)
c/o PFPC Global Fund Services
P.O. Box 9699
Providence, RI  02940-9699

A written redemption request must (a) state the class and number or dollar amount of shares to be redeemed (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the sub-transfer agent. Any signature required in connection with a redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution, such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the transfer agent receives all required documents in proper form. Redemption proceeds will be mailed to the shareholder's address of record. The right of redemption may be suspended or the date of payment postponed (a) for any period during which the NYSE is closed (other than for customary weekend or holiday closings), (b) when trading in markets a portfolio normally utilizes is restricted, or an emergency, as determined by the SEC, exists so that disposal of a portfolio's investments or determination of net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for protection of a portfolio's shareholders.

Telephone Redemption and Exchange Program. Shareholders who do not have a Salomon Smith Barney brokerage account may be eligible to redeem and exchange portfolio shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact the sub-transfer agent at (800) 451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, including a signature guarantee, that will be provided by the sub-transfer agent upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with a signature guarantee when making his/her initial investment in the Concert Series.)

Redemptions. Redemption requests of up to $10,000 of any class or classes of a portfolio's shares may be made by eligible shareholders by calling the transfer agent at (800) 451-2010.
Such requests may be made between 9:00 a.m. and 5:00 p.m. (New York City time) on any day the NYSE is open. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.
A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or be a correspondent of a member bank. The Concert Series reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's portfolio account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling the transfer agent at (800) 451-2010 between 9:00 a.m. and 5:00 p.m. (New York City time) on any day on which the NYSE is open. Additional Information Regarding Telephone Redemption and Exchange Program. Neither the Concert Series nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Concert Series and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Concert Series reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

Automatic Cash Withdrawal Plan. An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders who own shares with a value of at least $ 10,000 and who wish to receive specific amounts of cash of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or classes of a portfolio. Withdrawals may be made under the Withdrawal Plan by redeeming as many shares of a portfolio as may be necessary to cover the stipulated withdrawal payment. Any applicable deferred sales charge will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholders shares at the time the Withdrawal Plan commences. To the extent withdrawals exceed dividends, distributions and appreciation of a shareholders' investment in a portfolio, there will be a reduction in the value of the shareholder's account and continued withdrawal payments will reduce the shareholder's investment and ultimately may exhaust it. Withdrawal payments should not be considered as income from investment in a portfolio. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in a portfolio at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.
Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with the sub-transfer agent as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the portfolio. Withdrawal Plans should be set up with a Salomon Smith Barney Financial Consultant. Shareholders who purchase shares directly through the sub-transfer agent may continue to do so and applications for participation in the Withdrawals Plan must be received by the sub-transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact a Salomon Smith Barney Financial Consultant.

EXCHANGE PRIVILEGE

Shares of each class of a portfolio may be exchanged for shares of the same class of certain Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and Class L shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

Class B Exchanges. If a Class B shareholder wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher deferred sales charge than that imposed by a portfolio, the exchanged Class B shares will be subject to the higher applicable deferred sales charge. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the portfolio that have been exchanged.
Class L Exchanges. Upon an exchange, the new Class L shares will be deemed to have been purchased on the same date as the Class L shares of the portfolio that have been exchanged.
Class A and Class Y Exchanges. Class A and Class Y shareholders of the portfolio who wish to exchange all or a portion of their shares for shares of the respective Class in any of the available Smith Barney Mutual Funds may do so without imposition of any charge.

Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the portfolio's performance and its shareholders. The manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of a portfolio's other shareholders. In this event, the portfolio may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination, the portfolio will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the portfolio or (b) remain invested in the portfolio or exchange into any of the available funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

Certain shareholders may be able to exchange shares by telephone. See "Redemption of Shares-Telephone Redemptions and Exchange Program." Exchanges will be processed at the net asset value next determined. Redemption procedures discussed above are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the portfolio being acquired is identical to the registration of the shares of the portfolio exchanged, no signature guarantee is required. An exchange involves a taxable redemption of shares, subject to the tax treatment described in "Additional Tax Information" above, followed by a purchase of shares of a different portfolio. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The portfolio reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

The exchange privilege enables shareholders to acquire shares of the same class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Salomon Smith Barney Financial Consultant or a PFS Investments Registered Representative.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds are immediately invested at a price as described above in shares of the portfolio being acquired. Salomon Smith Barney and PFS reserve the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.
As stated in the prospectus for shares distributed through PFS, the exchange privilege is limited.

TAXES

General. The following is a summary of certain federal income tax considerations that may affect the Concert Series and its shareholders. The discussion relates only to federal income tax law as applicable to U.S. citizens. Distributions by the portfolio also may be subject to state, local and foreign taxes, and their treatment under state, local and foreign income tax laws may differ from the federal income tax treatment. The summary is not intended as a substitute for individual tax advice, and investors are urged to consult their tax advisors as to the tax consequences of an investment in any portfolio of the Concert Series.

Tax Status of the Portfolios

Each portfolio will be treated as a separate taxable entity for federal income tax purposes. Each portfolio intends to continue to qualify separately each year as a "regulated investment company" under the Code. A qualified portfolio will not be liable for federal income taxes to the extent its taxable net investment income and net realized capital gains are distributed to its shareholders, provided such portfolio distributes at least 90% of the sum of its net investment income and any excess of its net short-term capital gain over its net long-term capital loss.
Each portfolio intends to accrue dividend income for Federal income tax purposes in accordance with the rules applicable to regulated investment companies. In some cases, these rules may have the effect of accelerating (in comparison to other recipients of the dividend) the time at which the dividend is taken into account by a portfolio as taxable income.

Distributions of an underlying fund's investment company taxable income are taxable as ordinary income to a portfolio which invests in the fund. Distributions of the excess of an underlying fund's net long-term capital gain over its net short-term capital loss, which are properly designated as "capital gain dividends," are taxable as long-term capital gain to a portfolio which invests in the fund, regardless of how long the portfolio has held the fund's shares, and are not eligible for the corporate dividends-received deduction. Upon the sale or other disposition by a portfolio of shares of any underlying fund, the portfolio generally will realize a capital gain or loss which will be long-term or short-term, generally depending upon the portfolio's holding period for the shares.

If, in any taxable year, the fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the fund in computing its taxable income. In addition, in the event of a failure to qualify, the fund's distributions, to the extent derived from the fund's current or accumulated earnings and profits, would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If the fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if the fund failed to qualify as a regulated investment company for a period greater than one taxable year, the fund may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) with respect to certain of its assets in order to qualify as a regulated investment company in a subsequent year.
Dividends and Distributions. The Income Portfolio declares and pays monthly dividends from its net investment income. The Balanced Portfolio and Conservative Portfolio declare and pay quarterly dividends from net investment income. The Global Portfolio, Growth Portfolio and High Growth Portfolio declare and pay annual dividends from net investment income. Dividends from net realized capital gains, if any, in each of the separate portfolios will be distributed annually. Each separate portfolio may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary income and realized capital gains, in order to avoid a Federal excise tax liability. If a shareholder does not otherwise instruct, dividends and capital gain distributions paid will automatically reinvest in additional shares of the same class at net asset value, with no additional sales charge or deferred sales charge. A shareholder may change the option at any time by notifying his or her Salomon Smith Barney Financial Consultant. Shareholders whose accounts are held directly by the sub-transfer agent should notify the sub-transfer agent in writing, requesting a change to this automatic reinvestment option.

Tax Treatment of Shareholders. Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. If an underlying fund derives dividends from domestic corporations, a portion of the income distributions of a portfolio which invests in that fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends that also qualify. The dividends received deduction is reduced to the extent the shares of the corporation paying the dividend, the underlying fund or the portfolio with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either the shares of the corporation paying the dividend, the shares of the underlying fund or the shares of the portfolio are deemed to have been held by the underlying fund, the portfolio or the shareholders, as the case may be, for less than a minimum period, generally 46 days, during a prescribed period with respect to each dividend.

Distributions of net realized capital gain designated by a portfolio as capital gain dividends are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of a portfolio have been held by a shareholder. Distributions of capital gain, whether long- or short-term, are not eligible for the dividends received deduction. Dividends (including capital gain dividends) declared by a portfolio in October, November or December of any calendar year to shareholders of record on a date in such a month will be deemed to have been received by shareholders on December 31 of that calendar year, provided that the dividend is actually paid by the portfolio during January of the following calendar year.
All dividends are taxable to the shareholder whether reinvested in additional shares or received in cash. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the amount of cash they would have received had they elected to receive cash, divided by the number of shares received. Shareholders will be notified annually as to the Federal tax status of distributions.

Distributions by a portfolio reduce the net asset value of the portfolio's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless generally would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution but the distribution generally would be taxable to him or her.

Upon redemption, sale or exchange of his shares, a shareholder will generally realize a taxable gain or loss depending upon his basis for his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss generally will be long-term or short-term depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the redemption, of shares of a portfolio with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares are held by the shareholder for six months or less. A gain realized on a redemption, sale or exchange will not be affected by a reacquisition of shares, except as described in the next paragraph. A loss realized on a redemption, sale or exchange, however, will be disallowed to the extent the shares disposed of are replaced (whether through reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

If a shareholder (a) incurs a sales charge in acquiring shares of a portfolio, (b) disposes of those shares within 90 days and (c) acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge increases the shareholder's tax basis in the original shares only to the extent the otherwise applicable sales charge for the second acquisition is not reduced. The portion of the original sales charge that does not increase the shareholder's tax basis in the original shares would be treated as incurred with respect to the second acquisition and, as a general rule, would increase the shareholder's tax basis in the newly acquired shares.
Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the subsequent acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Backup Withholding. If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend or interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to such withholding, then the shareholder may be subject to a 31% "backup withholding tax" with respect to (a) any dividends and distributions and (b) any proceeds of any redemption of shares of a portfolio. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a shareholder's regular federal income tax liability. Taxation of the underlying funds. Each underlying fund intends to continue to qualify annually and elect to be treated as a regulated investment company under Subchapter M of the Code. In any year in which an underlying fund qualifies as a regulated investment company and timely distributes all of its taxable income, the underlying fund generally will not pay any federal income or excise tax.

If more than 50% in value of an underlying fund's assets at the close of any taxable year consists of stocks or securities of foreign corporations, that underlying fund may elect to treat certain foreign taxes paid by it as paid by its shareholders. The shareholders would then be required to include their proportionate share of the electing fund's foreign income and related foreign taxes in income even if the shareholder does not receive the amount representing foreign taxes. Shareholders itemizing deductions could then deduct the foreign taxes, or, whether or not deductions are itemized but subject to certain limitations, claim a direct dollar for dollar tax credit against their U.S. federal income tax liability attributable to foreign income. In many cases, a foreign tax credit will be more advantageous than a deduction for foreign taxes. Each of the portfolios may invest in some underlying funds that expect to be eligible to make the above-described election. While a portfolio will be able to deduct the foreign taxes that it will be treated as having paid if the election is made, the portfolio will not itself be able to elect to treat such foreign taxes as paid by its shareholders. Accordingly, the shareholders of the portfolio will not have an option of claiming a foreign tax credit or deduction for foreign taxes paid by the underlying funds, while persons who invest directly in such underlying funds may have that option.

Class Z. Qualified plan participants should consult their plan document or tax advisors about the tax consequences of participating in a Qualified Plan. In addition to the considerations described below, there may be other federal, state, local, and/or foreign tax applications to consider. Provided a Qualified Plan has not borrowed to finance its investment in the fund, it will not be taxable on the receipt of dividends and distributions from the fund. Qualified plan participants should consult their plan document or tax advisors about the tax consequences of participating in a Qualified Plan.

Other Taxation. Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

PERFORMANCE
From time to time, the Concert Series may quote a portfolio's yield or total return in advertisements or in reports and other communications to shareholders. The Concert Series may include comparative performance information in advertising or marketing the portfolio's shares. Such performance information may include data from the following industry and financial publications:
Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal.
Yield
A portfolio's 30-day yield figure described below is calculated according to a formula prescribed by the SEC. The formula can be expressed as follows: YIELD = 2[ (a-b/(cd)) + 1)^6 - 1], where
a = dividends and interest earned during the period
b = expenses accrued for the period (net of reimbursement)
c =	the average daily number of shares outstanding during the
period that were entitled to
 	receive dividends
d = the maximum offering price per share on the last day of the period
For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations purchased by the portfolio at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.
Investors should recognize that in periods of declining interest rates a portfolio's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the portfolio's yield will tend to be somewhat lower. In addition, when interest rates are falling, the inflow of net new money to the portfolio from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the portfolio's investments, thereby reducing the current yield of the portfolio. In periods of rising interest rates, the opposite can be expected to occur.

Average Annual Total Return
 "Average annual total return" figures, as described below, are computed according to a formula prescribed by the SEC. The formula can be expressed as follows: P(1+T)^n = ERV, where:
P	= a hypothetical initial payment of $1,000
T	= average annual total return
n	= number of years
ERV	= Ending Redeemable Value of a hypothetical $1,000
investment made at the beginning of a l-, 5- or 10-year period at the end of the l-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions. A class' total return figures calculated in accordance with the above formula assume that the maximum applicable initial sales charge or maximum applicable deferred sales charge, as the case may be, has been deducted from the hypothetical $
1,000 initial investment at the time of purchase or redemption, as applicable.
Each portfolio's average annual total return with respect to its Class A shares for the one-year period (if applicable) and for the life of such portfolio's Class A shares through January 31, 2000 is as follows:

One Year
Since Inception
Inception Date
High Growth
13.03%
12.83%
2/5/96
Growth
5.00%
10.98%
2/5/96
Global
18.32%
8.37%
3/9/98
Balanced
(0.84%)
7.58%
2/5/96
Conservative
(2.65%)
5.75%
2/5/96
Income
(5.48%)
4.13%
2/5/96
Each portfolio's average annual total return with respect to its
Class B shares for the one-year period (if applicable) and for the life of such portfolio's Class B shares through January 31, 2000 is as follows:
Portfolio
One Year
Since Inception
Inception Date
High Growth
13.01%
13.01%
2/5/96
Growth
4.61%
11.21%
2/5/96
Global
18.59%
8.60%
3/9/98
Balanced
(1.40%)
7.76%
2/5/96
Conservative
(2.81%)
6.03%
2/5/96
Income
(5.64%)
4.41%
2/5/96


Each portfolio's average annual total return with respect to its Class L Shares for the one- year period (if applicable) and for the life of such portfolio's Class L shares through January 31, 2000 is as follows:

Portfolio
One Year
Since Inception
Inception Date
High Growth
15.90%
13.07%
2/5/96
Growth
7.56%
11.30%
2/5/96
Global
21.40%
9.89%
3/9/98
Balanced
1.57%
7.87%
2/5/96
Conservative
(0.36%)
6.23%
2/5/96
Income
(3.35%)
4.60%
2/5/96
There is no performance information for Class Y Shares because there were no outstanding Class Y Shares as of January 31, 2000.

Each portfolio's average annual total return with respect to its
Class Z Shares for the one-year period (if applicable) and for the life of such portfolio's Class Z shares through January 31, 1999 is as follows:
Portfolio
One Year
Since Inception
Inception Date
High Growth
19.26%
15.96%
2/5/96
Growth
10.76%
13.33%
2/5/96
Global
N/A
N/A
3/9/98
Balanced
4.58%
8.63%
2/5/96
Conservative
N/A
N/A
2/5/96
Income
N/A
N/A
2/5/96

There is no performance information for Class Z Shares for the Global, Conservative and Income Portfolios because there were no outstanding Class Z Shares as of January 31, 2000.

Each portfolio may, from time to time, advertise its average annual total return calculated as shown above but without including the deduction of the maximum applicable initial sales charge or deferred sales charge. The average annual total return for each portfolio's Class A Shares for the periods shown ended January 31, 2000 without including the deduction of the maximum applicable sales charge is as follows:
Portfolio
One Year
Since Inception
Inception Date
High Growth
18.97%
14.29%
2/5/96
Growth
10.53%
12.42%
2/5/96
Global
24.57%
11.34%
3/9/98
Balanced
4.37%
8.97%
2/5/96
Conservative
1.96%
6.98%
2/5/96
Income
(1.04%)
5.34%
2/5/96

The average annual total return for each portfolio's Class B Shares for the periods shown end January 31, 2000 without including the deduction of the maximum applicable deferred sales charge is as follows:
Portfolio
One Year
Since Inception
Inception Date
High Growth
18.01%
13.35%
2/5/96
Growth
9.61%
11.58%
2/5/96
Global
23.59%
10.54%
3/9/98
Balanced
3.48%
8.15%
2/5/96
Conservative
1.50%
6.45%
2/5/96
Income
(1.47%)
4.82%
2/5/96

The average annual total return for each portfolio's Class L Shares of the periods shown ended January 31, 2000 without including the deduction of the maximum applicable initial sales charge or deferred sales charge is as follows:
Portfolio
One Year
Since Inception
Inception Date
High Growth
18.08%
13.37%
2/5/96
Growth
9.68%
11.59%
2/5/96
Global
23.61%
10.50%
3/9/98
Balanced
3.56%
8.15%
2/5/96
Conservative
1.59%
6.51%
2/5/96
Income
(1.42%)
4.87%
2/5/96
Neither Class Y nor Class Z shares impose an initial sales charge or deferred sales charge.


Performance of Underlying Funds
The following chart shows the average annual total return (unaudited) for the longest outstanding class of shares for each of the underlying funds in which the portfolios may invest (other than the Cash Portfolio of Smith Barney Money Funds, Inc.) for the most recent one-, five-, and ten-year periods (or since inception if shorter and giving effect to the maximum applicable sales charges) and the 30-day yields for income-oriented funds, in each case for the period ended December 31, 1999.







Average Annual Total Returns
through
December 31, 1999
30-Day
Yield for
period
ended
December
31,
Underlying Fund

Net Assets
of all
Classes as
of
December
31, 1999
($000's)

Inception
Date

Class


One
Year


Five
Years


Ten
Years
1999
Smith Barney Aggressive Growth Fund
Inc.

$2,402,888

10/27/83
A
55.55%
30.35%
19.86%
N/A
Smith Barney Appreciation Fund Inc.

5,612,763

03/10/
70
A
  9.29
20.72
13.98
N/A
Smith Barney Equity Funds:
Smith Barney Large Cap Blend Fund


   560,514


11/06/92

A

10.32

19.07

13.71(+)

N/A
Smith Barney Fundamental Value Fund Inc.

1,974,035

11/12/81
A
24.29
20.49
15.62
N/A
Smith Barney Funds, Inc.:

Large Cap Value Fund
Short-Term High Grade Bond Fund


1,310,636
  104,094


01/01/72
11/11/91

A
A

(5.86)
 0.76

16.33
  5.71

11.29
  5.11(+)

N/A
5.50%
Smith Barney Income Funds:
Smith Barney High Income Fund
Smith Barney Balanced Fund
Smith Barney Premium Total Return Fund
Smith Barney Convertible Fund
Smith Barney Diversified Strategic Income Fund


1,570,593
   888,957
2,549,418
   138,004
2,380,334


09/02/86
03/28/88
09/16/85
09/02/86
12/28/89

B
B
B
B
B

(1.88)
 6.15
 0.63
(7.41)
(4.93)

  8.53
14.67
14.97
  8.00
  7.05

9.14(+)
10.39
13.09
  7.22
  7.68

9.83%
N/A
N/A
3.25%
6.71%
Smith Barney Investment Funds Inc.:
Concert Peachtree Growth Fund
Smith Barney Hansberger Global Value Fund
Smith Barney Hansberger Global Small Cap  Value Fund
Smith Barney Small Cap Growth Fund
Smith Barney Investment Funds Inc.:
Smith Barney Small Cap Value Fund
Smith Barney Government Securities Fund
Smith Barney Investment Grade Bond Fund



447,040
258,850
13,991
72,222
$134,708
636,929
531,506



06/30/95
12/19/97

12/19/97
10/11/99

02/26/99
03/20/84
01/04/82

A
A

A
A

A
B
B

13.90
27.34

(3.69)
N/A

N/A
(9.42)
(13.30)

N/A
N/A

N/A
N/A

N/A
  5.25
  8.53

17.72(+)
  9.04(+)


(9.08)(+)
N/A

2.29%(+)
6.20
8.28

N/A
N/A

N/A
N/A

N/A
5.99%
5.96%
Smith Barney Investment Trust
Smith Barney Large Capitalization Growth Fund
Smith Barney Mid Cap Blend Fund


3,724,161
   760,578


08/29/97
09/01/98

A
A

24.28
23.13

N/A
N/A

35.75(+)
48.96(+)

N/A
N/A
Smith Barney Managed Governments Fund, Inc.

476,822

09/04/84
A
(5.17)
  5.31
6.54
5.90%
Smith Barney Small Cap Blend Fund,
Inc.


343,974

01/23/90
A
15.05
16.83
10.53(+)
N/A
Smith Barney World Funds, Inc.:
International Equity Portfolio
European Portfolio
Pacific Portfolio
Emerging Markets Portfolio
Global Government Bond Portfolio


1,812,722
   100,230

15,380

19,227

121,526


02/18/86
02/07/94
02/07/94
05/12/95
07/22/91

A
A
A
A
A

52.26
26.72
87.72
54.58
(7.65)

15.11
19.41
  4.04
N/A
  6.03

13.13
15.80(+)
  2.02(+)
(0.83)(+)
 6.76(+)

N/A
N/A
N/A
N/A
4.34%

+   inception (less than 10 years)


For the seven-day period ended December 31,1999, the yield for the Class A shares of Cash Portfolio of Smith Barney Money Funds, Inc. was 5.18% and the effective yield was 5.32%.

The performance data relating to the underlying funds set forth above is not, and should not be viewed as, indicative of the future performance of either the underlying funds or the Concert Series. The performance reflects the impact of sales charges and other distribution related expenses that will not be incurred by the Class Y shares of underlying funds in which the portfolios invest.


The portfolios will invest only in Class Y shares of the underlying funds and, accordingly, will not pay any sales load or 12b-1 service or distribution fees in connection with their investments in shares of the underlying funds. The portfolios, however, will indirectly bear their pro rata share of the fees and expenses incurred by the underlying funds that are applicable to Class Y shareholders. The investment returns of each portfolio, therefore, will be net of the expense of the underlying funds in which it is invested. The following chart shows the expense ratios applicable to Class Y shareholders of each underlying fund held by a portfolio, based on operating expenses for its most recent fiscal year:

Underlying Fund
Expense Ratio
Smith Barney Aggressive Growth Fund Inc.
0.82%
Smith Barney Appreciation Fund Inc.
0.57
Smith Barney Equity Funds:

Smith Barney Large Cap Blend Fund
0.69
Smith Barney Fundamental Value Fund Inc.
0.82
Smith Barney Funds, Inc.:

Large Cap Value Fund
0.58
Short-Term High Grade Bond Fund
0.53
Smith Barney Income Funds:

Smith Barney High Income Fund
0.72
Smith Barney Balanced Fund
0.67
Smith Barney Premium Total Return Fund
0.77
Smith Barney Convertible Fund
0.83
Smith Barney Diversified Strategic Income Fund
0.67
Smith Barney Investment Funds Inc.:

Concert Peachtree Growth Fund
1.00
Smith Barney Hansberger Global Value Fund
1.10
Smith Barney Hansberger Global Small Cap Value
Fund
1.23
Smith Barney Small Cap Growth Fund*
1.00
Smith Barney Small Cap Value Fund*
1.07
Smith Barney Government Securities Fund
0.59
Smith Barney Investment Grade Bond Fund
0.68
Smith Barney Investment Trust

Smith Barney Large Capitalization Growth Fund
0.78
Smith Barney Mid Cap Blend Fund
0.82
Smith Barney Managed Governments Fund Inc.
0.70
Smith Barney Money Funds, Inc.
      Cash Portfolio

0.42
Smith Barney Small Cap Blend Fund, Inc.
0.82
Smith Barney World Funds, Inc.:

International Equity Portfolio
0.92
European Portfolio*
1.26
Pacific Portfolio*
3.14
Emerging Markets Portfolio
2.32
Global Government Bond Portfolio
0.91

*Operating expenses of Class Y shares for Smith Barney Investment Funds Inc.-Smith Barney Small Cap Growth Fund and Smith Barney Small Cap Value Fund, and Smith Barney World Funds, Inc.-European Portfolio and Pacific Portfolio are estimated because no Class Y shares were outstanding during each Fund's most recent fiscal year.



Based on a weighted average of the Class Y expense ratios of the underlying funds in which a particular portfolio is expected to invest during the current fiscal year, the approximate expense ratios are expected to be as follows: High Growth Portfolio, Class A 1.45%, Class B 2.20%, Class L 2.20%, Class Y 1.20% and Class Z 1.20%; Growth Portfolio, Class A 1.39%, Class B 2.14%, Class L 2.14%, Class Y 1.14% and Class Z 1.14%; Global Portfolio, Class A 1.63%, Class B 2.38%, Class L 2.38%, Class Y 1.38% and Class Z 1.38%; Balanced Portfolio, Class A 1.32%, Class B 2.07%, Class L 2.07%, Class Y 1.07% and Class Z 1.07%; Conservative Portfolio, Class A 1.32%, Class B 1.82%, Class L 1.77%, Class Y 1.07% and Class Z 1.07%; and Income Portfolio, Class A 1.27%, Class B 1.77%, Class L 1.72%, Class Y 1.02% and Class Z 1.02%. The expense ratios may be higher or lower depending on the allocation of the underlying funds within a portfolio.

VALUATION OF SHARES

The net asset value of each portfolio's classes of shares will be determined on any day that the New York Stock Exchange (the "NYSE") is open. The NYSE is closed on the following holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and class-specific expenses, the per share net asset value of each class may differ. The following is a description of the procedures used by each portfolio in valuing its assets.

The value of each underlying fund will be its net asset value at the time of computation. Short-term investments that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity. Short-term investments that have a maturity of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Concert Series' Board of Directors. Amortized cost involves valuing an instrument at its original cost to the portfolio and thereafter assuming a constant amortization to maturity of any discount or premium regardless of the effect of fluctuating interest rates on the market value of the instrument.

INVESTMENT MANAGEMENT AND OTHER SERVICES
Investment Manager

SSB Citi acts as investment manager to the portfolios pursuant to a separate asset allocation and administration agreement for each portfolio (an "Asset Allocation and Administration Agreement"). SSB Citi is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings") and Holdings is a wholly owned subsidiary of Citigroup.

Pursuant to each portfolio's Asset Allocation and Administration Agreements, SSB Citi will determine how each portfolio's assets will be invested in the underlying funds and in repurchase agreements pursuant to the investment objectives and policies of each portfolio set forth in the prospectus and make recommendations to the Board of Directors concerning changes to
(a) the underlying funds in which the portfolios may invest, (b) the percentage range of assets that may be invested by each portfolio in any one underlying fund and (c) the percentage range of assets of any portfolio that may be invested in equity funds and fixed income funds (including money market funds). In addition to such services, SSB Citi pays the salaries of all officers and employees who are employed by both it and the Concert Series, maintains office facilities for the Concert Series, furnishes the Concert Series with statistical and research data, clerical help and accounting, data processing, bookkeeping, internal auditing and legal services and certain other services required by the Concert Series and each portfolio, prepares reports to each portfolio's shareholders and prepares tax returns, reports to and filings with the SEC and state Blue Sky authorities. SSB Citi provides investment advisory and management services to investment companies affiliated with Salomon Smith Barney.

The management fee for each portfolio is calculated at the annual rate of 0.35% of that portfolio's average daily net assets. Under each portfolio's Asset Allocation and Administration Agreement, SSB Citi has agreed to bear all expenses incurred in the operation of each portfolio other than the management fee, the fees payable pursuant to the plan adopted pursuant to Rule 12b-1 under the 1940 Act and extraordinary expenses. Such expenses include taxes, interest, brokerage fees and commissions, if any; fees of Directors who are not officers, directors, shareholders or employees of Salomon Smith Barney or SSB Citi; SEC fees and state Blue Sky qualification fees; charges of custodians; transfer and dividend disbursing agent's fees; certain insurance premiums; outside auditing and legal expenses; costs of maintenance of corporate existence; investor services (including allocated telephone and personnel expenses); and costs of preparation and printing of the prospectus for regulatory purposes and for distribution to existing shareholders; cost of shareholders' reports and shareholder meetings and meetings of the officers or Board of Directors of the Concert Series.

For the fiscal years ended January 31, 2000, January 31, 1999 and
January 31, 1998, the management fees for each portfolio were as follows:

Portfolio
2000
1999
1998
High Growth
$2,747,177
$2,147,850
$1,494,425
Growth
  3,282,233
  2,712,756
1,905,460
Global
       93,310
       29,278
N/A
Balanced
  1,899,634
  1,605,830
1,102,666
Conservative
     519,947
     433,128
297,381
Income
     248,660
     237,885
169,641

SSB Citi also serves as investment adviser to each of the underlying funds in which the portfolios may invest (other than Smith Barney Small Cap Blend Fund, Inc.) and is responsible for the selection and management of each of the underlying fund's investments. TIMCO, located at One Tower Square, Hartford, Connecticut 06183, serves as investment adviser to Smith Barney Small Cap Blend Fund, Inc. TIMCO is a wholly-owned subsidiary of Salomon Smith Barney Holdings Inc.

Decisions to buy and sell shares of the underlying funds for the portfolios are made by SSB Citi, subject to the overall supervision and review of the portfolios' Board of Directors.


Each portfolio, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any investment management fees and other expenses paid by the underlying funds. The effective management fee of each of the underlying funds in which the portfolios may invest is set forth below as a percentage rate of the fund's average net assets:

Underlying Fund
Management
Fees
Smith Barney Aggressive Growth Fund Inc.
0.80%
Smith Barney Appreciation Fund Inc.
0.56
Smith Barney Equity Funds:

Smith Barney Large Cap Blend Fund
0.65
Smith Barney Fundamental Value Fund Inc.
0.75
Smith Barney Funds, Inc.:

Large Cap Value Fund
0.55
Short-Term High Grade Bond Fund
0.45
Smith Barney Income Funds:

Smith Barney High Income Fund
0.70
Smith Barney Balanced Fund
0.65
Smith Barney Premium Total Return Fund
0.75
Smith Barney Convertible Fund
0.70
Smith Barney Diversified Strategic Income
Fund
0.65
Smith Barney Investment Funds Inc.:

Concert Peachtree Growth Fund
0.99
Smith Barney Hansberger Global Value Fund
0.95
Smith Barney Hansberger Global Small Cap
Value Fund
1.05
Smith Barney Small Cap Growth Fund
0.75
Smith Barney Small Cap Value Fund
0.75
Smith Barney Government Securities Fund
0.55
Smith Barney Investment Grade Bond Fund
0.65
Smith Barney Investment Trust:

Smith Barney Large Capitalization Growth
Fund
0.75
Smith Barney Mid Cap Blend Fund
0.75
Smith Barney Managed Governments Fund Inc.
0.65
Smith Barney Money Funds, Inc.
      Cash Portfolio

0.38
Smith Barney Small Cap Blend Fund, Inc.
0.75
Smith Barney World Funds, Inc.:

International Equity Portfolio
0.85
European Portfolio
0.85
Pacific Portfolio
0.85
Emerging Markets Portfolio
1.00
Global Government Bond Portfolio
0.75



Code of Ethics

Pursuant to Rule 17j-1 of the 1940 Act, the fund, its investment advisers and principal underwriter have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the fund. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.
A copy of the fund's Code of Ethics is on file with the Securities and Exchange Commission.

Distributors

Distributor. CFBDS, Inc., located at 20 Milk Street, Boston, Massachusetts 02109-5408, serves as the Company's distributor pursuant to a written agreement dated October 8, 1998 (the "Distribution Agreement") which was approved by the Fund's Board of Directors, including a majority of the Independent Directors on July 13, 1998. Prior to the merger of Travelers Group Inc. and Citicorp Inc. on October 8, 1998, Salomon Smith Barney and PFSI served as the portfolios' distributors. Salomon Smith Barney continues to sell the portfolios' shares as part of the selling group.

The Distributor may be deemed to be an underwriter for purposes of the Securities Act of 1933. From time to time, the Distributor, or PFS or its affiliates may also pay for certain non-cash sales incentives provided to PFS Investments Registered Representatives. Such incentives do not have any effect on the net amount invested. In addition to the reallowances from the applicable public offering price described above, PFS may, from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation to PFS Investments Registered Representatives that sell shares of each portfolio.

The Distributor has entered into a selling agreement with PFS and PFS has entered into an agreement with PFSI giving PFSI the right to sell shares of each portfolio of the fund on behalf of the Distributor. The Distributor's obligation is an agency or "best efforts" arrangement under which the Distributor is required to take and pay only for such shares of each portfolio as may be sold to the public. The Distributor is not obligated to sell any stated number of shares. The Distribution Agreement is renewable from year to year if approved (a) by the directors or by a vote of a majority of the fund's outstanding voting securities, and (b) by the affirmative vote of a majority of directors who are not parties to the Distribution Agreement or interested persons of any party by votes cast in person at a meeting called for such purpose. The Distribution Agreement provides that it will terminate if assigned, and that it may be terminated without penalty by either party on 60 days' written notice.

Commissions on Class A Shares. For the fiscal year ended January
31, 1998, the aggregate dollar amount of commissions on Class A shares for all portfolios of the fund in the aggregate were approximately $1,163,000, respectively.

For the period February 1, 1998 through October 7, 1998 and for the period October 8, 1998 through January 31, 1999, the aggregate dollar amounts of commissions on Class A shares, were as follows:

Name of Portfolio
02/01/98 through
10/07/98*
10/08/98 through
01/31/99**
High Growth Portfolio
$147,000
$47,000
Global Portfolio
      2,000
    1,000
Growth Portfolio
   186,000
  55,000
Balanced Portfolio
     58,000
  33,000
Conservative
Portfolio
      20,000
    7,000
Income Portfolio
        7,000
    1,000

For the fiscal year ended January 31, 2000, the aggregate dollar amounts of commissions on Class A shares, were as follows:

Name of Portfolio
2/1/99 through
01/31/00***
High Growth Portfolio
$132,000
Global Portfolio
    10,000
Growth Portfolio
  127,000
Balanced Portfolio
  42,000
Conservative
Portfolio
    7,000
Income Portfolio
    4,000

* The entire amount was paid to Salomon Smith Barney.

**The following amounts were paid to Salomon Smith Barney:
$42,300, $900, $49,500, $29,700, $6,300, $900, respectively, to each portfolio in descending order.

*** The following amounts were paid to Salomon Smith Barney:
$118,800, $9,000, $114,300, $37,800, $6,300, $3,600, respectively, to each portfolio in descending order.


Commissions on Class L Shares. For the period June 12, 1998 through October 7, 1998 and for the period October 8, 1998 through January 31, 1999, the aggregate dollar amounts of commission on Class L shares were as follows:


(On June 12,1998, Class C shares were
renamed
Class L Shares)

06/12/98 through
10/08/98 through
Name of Portfolio
     10/07/98*
    01/31/99**
High Growth Portfolio
$10,000
$4,000
Global Portfolio
0
  1,000
Growth Portfolio
17,000
17,000
Balanced Portfolio
22,000
22,000
Conservative Portfolio
5,000
7,000
Income Portfolio
0
3,000

For the fiscal year ended January 31, 2000, the aggregate dollar amounts of commissions on Class A shares, were as follows:

Name of Portfolio
2/1/99 through
01/31/00***
High Growth Portfolio
$39,000
Global Portfolio
    2,000
Growth Portfolio
  64,000
Balanced Portfolio
  44,000
Conservative
Portfolio
    6,000
Income Portfolio
    9,000

* The entire amount was paid to Salomon Smith Barney.

**The following amounts were paid to Salomon Smith Barney: $3,600, $900, $15,300, $19,800, $6,300, $2,700, respectively, to each portfolio in descending order.

***The following amounts were paid to Salomon Smith Barney:
$35,100, $1,800, $57,600, $39,600, $5,400, $8,100, respectively, to each portfolio in descending order.


Deferred Sales Charges on Class A, B and L Shares For each of the fiscal years ended January 31, 1998, January 31, 1999 and January
31, 2000, the following deferred sales charges were paid on redemptions of the portfolios' shares:


Class A



Fiscal Year
Fiscal Year
Fiscal Year
Name of Portfolio
Ended 01/31/98
Ended 01/31/99
Ended 01/31/00
High Growth
Portfolio
$0
$0
$3,000
Global Portfolio
N/A
  0
         0
Growth Portfolio
0
  0
  2,000
Balanced Portfolio
1,000
  0
         0
Conservative
Portfolio
0
  0
  1,000
Income Portfolio
0
  0
         0



Class B



Fiscal Year
Fiscal Year
Fiscal Year
Name of Portfolio
Ended 01/31/98
Ended 01/31/99
Ended 01/31/00
High Growth
Portfolio
$260,000
$280,000
$257,000
Global Portfolio
N/A
       2,000
             0
Growth Portfolio
404,000
   490,000
  432,000
Balanced Portfolio
194,000
   232,000
  280,000
Conservative
Portfolio
  41,000
     35,000
    48,000
Income Portfolio
  32,000
     34,000
    32,000



Class L



Fiscal Year
Fiscal Year
Fiscal Year
Name of Portfolio
Ended 01/31/98
Ended 01/31/99
Ended 01/31/00
High Growth
Portfolio
$11,000
$8,000
$4,000
Global Portfolio
N/A
   0
         0
Growth Portfolio
  11,000
   4,000
 11,000
Balanced Portfolio
    5,000
   3,000
   6,000
Conservative
Portfolio
  0
     0
   2,000
Income Portfolio
    1,000
     0
          0


Distribution Arrangements. To compensate each of Salomon Smith Barney and PFSI for the service it provides and for the expenses it bears, each portfolio has adopted a plan of distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The only Classes of shares being offered for sale through PFSI are Class A shares and Class B shares. Under the Plan, Salomon Smith Barney is paid a fee with respect to shares of each portfolio sold through Salomon Smith Barney and PFSI is paid a fee with respect to shares of each portfolio sold through PFS. Under the Plan, each portfolio pays Salomon Smith Barney, or PFSI (who pays its Registered Representatives), as the case may be, a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the portfolio's average daily net assets attributable to the Class A, Class B and Class L shares. The service fee is primarily used to pay Salomon Smith Barney Financial Consultants (and PFS Investments Representatives) for servicing shareholder accounts. In addition, each portfolio pays Salomon Smith Barney a distribution fee with respect to Class B and Class L (and pays PFSI with respect to Class B shares) to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Salomon Smith Barney Financial Consultant, PFS Investments Representatives, and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Salomon Smith Barney and PFSI associated with the sale of portfolio shares, including lease, utility, communications and sales promotion expenses. For the Conservative Portfolio and the Income Portfolio the Class B and Class L distribution fee is calculated at the annual rate of 0.50% and 0.45% of the value of the portfolio's average daily net assets attributable to the shares of the respective Class. For the High Growth Portfolio, the Global Portfolio, the Growth Portfolio and the Balanced Portfolio, the Class B and Class L distribution fee is calculated at the annual rate of 0.75% of the value of such portfolio's average net assets attributable to the shares of the respective Class.

Payments under each Plan are not tied exclusively to the distribution and shareholder services expenses actually incurred by Salomon Smith Barney or PFSI and the payments may exceed distribution expenses actually incurred. The Fund's Board of Directors will evaluate the appropriateness of each Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Salomon Smith Barney and PFSI, amounts received under the Plan and proceeds of the deferred sales charges.

For the fiscal years ended January 31, 1998, January 31, 1999 and
January 31, 2000, the following distribution and service fees were accrued and/or paid to Salomon Smith Barney and PFSI:



Class A


Fiscal Year
Fiscal Year
Fiscal Year
Name of Portfolio
Ended 01/31/98
Ended 01/3l/99
Ended 01/3l/00
High Growth
Portfolio
$531,389
$765,218
$988,428
Global Portfolio
N/A
   10,958
    36,155
Growth Portfolio
  560,372
 823,014
1,021,504
Balanced Portfolio
  331,374
 497,891
   570,225
Conservative
Portfolio
  102,331
 152,606
   181,917
Income Portfolio
    58,968
   82,447
     87,026



Class B


Fiscal Year
Fiscal Year
Fiscal Year
Name of Portfolio
Ended 01/31/98
Ended 01/31/99
Ended 01/31/00
High Growth
Portfolio
$1,892,285
$2,700,351
$3,407,050
Global Portfolio
        N/A

38,673
     117,753
Growth Portfolio
  2,815,048
  3,941,671
  4,667,876
Balanced Portfolio
  1,569,471
  2,220,756
  2,480,309
Conservative
Portfolio
     292,108

419,651
     514,670
Income Portfolio
     163,187

227,917
     240,920





Class L(formerly
Class C shares
as of June 12,
1998)


Fiscal Year
Fiscal Year
Fiscal Year
Name of Portfolio
Ended
01/31/98
Ended 01/31/99
Ended 01/31/00
High Growth
Portfolio
   $239,000
$ 327,957
$408,449
Global Portfolio
N/A
      1,146
      4,224
Growth Portfolio
     374,895
   472,118
  553,509
Balanced Portfolio
     243,810
   310,701
  357,049
Conservative
Portfolio
       33,250
     41,006
    50,168
Income Portfolio
       19,300
     25,272
    28,787

For the fiscal year ended January 31, 2000, Salomon Smith Barney incurred the following distribution expenses for the portfolios:






Salomon






Smith




Printing
and

Barney


Portfolio

Mailing of
Support
Financial
Interest

Name
Advertisi
ng
Prospectus
es
Services
Consultan
ts
Expense
Total







High
Growth
$(41,363)
$(14,893)
$714,469
$6,518,55
6
$164,997
$7,341,7
67
Global
(2,484)
(702)
14,030
407,984
13,928

432,756
Growth
(32,494)
(16,857)
1,036,37
4
7,497,556
194,572

8,679,15
0
Balanced
(58,198)
(10,356)
409,236
4,466,238
114,647

4,921,56
7
Conservati
ve
(16,566)
(3,395)
83,523
1,628,461
54,775

1,746,79
8
Income
(3,316)
(1,398)
82,689
580,368
16,965

675,309


Each of PFSI and Salomon Smith Barney will pay for the printing, at printer's overrun cost, of prospectuses and periodic reports after they have been prepared, set in type and mailed to shareholders, and will also pay the cost of distributing such copies used in connection with the offering to prospective investors and will also pay for supplementary sales literature and other promotional costs. Such expenses incurred by Salomon Smith Barney are distribution expenses within the meaning of the Plans and may be paid from amounts received by Salomon Smith Barney from Concert Series under the Plans.

From time to time, PFSI or its affiliates may also pay for certain non-cash sales incentives provided to PFS Investments Representatives. Such incentives do not have any effect on the net amount invested. In addition to the reallowances from the applicable public offering price described above, PFSI may from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation to PFS Investments Representatives that sell shares of each portfolio.

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Concert Series' Board of Directors, including a majority of the Independent Directors. The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all material amendments of the Plan also must be approved by the Directors and Independent Directors in the manner described above. The Plan may be terminated with respect to a class of a portfolio at any time, without penalty, by the vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the class (as defined in the 1940 Act). Pursuant to the Plan, Salomon Smith Barney and PFSI will provide the Concert Series' Board of Directors with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

General. Actual distribution expenses for Class B shares of each portfolio for any given year may exceed the fees received pursuant to the Plan and will be carried forward and paid by each portfolio in future years so long as the Plan is in effect. Interest is accrued monthly on such carry forward amounts at a rate comparable to that paid by Salomon Smith Barney for bank borrowings. The Concert Series' Board of Directors will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including amounts received under the Plan and proceeds of the deferred sales charge.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

Portfolio history. The Concert Series, an open-end, non-diversified investment company, was incorporated in Maryland on August 11, 1995. The Concert Series commenced operations on February 5, 1996 under the name Smith Barney Concert Series Inc. The Select Portfolios of Concert Series commenced operations on February 5, 1997. On February 24, 1997, the Concert Series changed its name to Smith Barney Concert Allocation Series Inc. The Concert Series has authorized capital of 6,100,000,000 shares with a par value of $.001 per share. The Board of Directors has authorized the issuance of eleven series of shares, each representing shares in one of eleven separate portfolios and may authorize the issuance of additional series of shares in the future. The assets of each portfolio are segregated and separately managed and a shareholder's interest is in the assets of the portfolio in which he or she holds shares. Class A, Class B, Class L, Class Y and Class Z shares of a portfolio represent interests in the assets of that portfolio and have identical voting, dividend, liquidation and other rights (other than conversion) on the same terms and conditions except that expenses related to the distribution of each class of shares are borne solely by each class and each Class of shares has exclusive voting rights with respect to provisions of the Concert Series' Rule 12b-1 distribution plan that pertain to a particular Class.

Custodian. Portfolio securities and cash owned by the Concert
Series are held in the custody of PNC Bank, National Association, 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103.

Auditors. KPMG LLP, 757 Third Avenue, New York, New York 10017, has been selected as independent auditors for the Concert Series for its fiscal year ending January 31, 2001 to examine and report on the Concert Series' financial statements and financial highlights.

Transfer Agent. Citi Fiduciary Trust Company, located at 388 Greenwich Street, New York, New York 10013, serves as the fund's transfer and dividend-paying agent. Under the transfer agency agreement, the transfer agent maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund, distributes dividends and distributions payable by the fund and produces statements with respect to account activity for the fund and its shareholders. For these services, the transfer agent receives fees from the fund computed on the basis of the number of shareholder accounts that the transfer agent maintains for the fund during the month and is reimbursed for out-of-pocket expenses.

Sub-Transfer Agent. PFPC Global Fund Services, located at P.O. Box 9699, Providence, RI 02940-9699, serves as one of the fund's sub-transfer agents. Under the transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund and distributes dividends and distributions payable by the fund. For these services, the sub-transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the fund during the month, and is reimbursed for out-of-pocket expenses.

The fund has also engaged the services of PFS Shareholder Services as a sub-transfer agent for PFS Accounts. This sub-transfer agent is located at 3100 Breckinridge Blvd., Bldg. 200, Duluth, GA
30099.

Minimum Account Size. The Concert Series reserves the right to involuntarily liquidate any shareholder's account in a portfolio if the aggregate net asset value of the shares held in that portfolio account is less than $500. (If a shareholder has more than one account in a portfolio, each account must satisfy the minimum account size.) The Concert Series, however, will not redeem shares based solely on market reductions in net asset value. Before the Concert Series exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

Voting. As permitted by Maryland law, there will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders. At that time, the directors then in office will call a shareholders' meeting for the election of directors. The directors must call a meeting of shareholders when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of the Concert Series. At such a shareholder meeting called for the purpose, a director may be removed after the holders of record of not less than a majority of the outstanding shares of the Concert Series have declared that the director be removed. Except as set forth above, the directors shall continue to hold office and may appoint successor directors.

On matters submitted for consideration by shareholders of any underlying fund, a portfolio will vote its shares in proportion to the vote of all other holders of shares of that Fund or, in certain limited instances, the portfolio will vote its shares in the manner indicated by a vote of holders of shares of the portfolio.

As used in the prospectus and this SAI, a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Concert Series (or the affected portfolio or class) or (b) 67% or more of such shares present at a meeting if more than 50% of the outstanding shares of the Concert Series (or the affected portfolio or class) are represented at the meeting in person or by proxy. A portfolio or class shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio or class in the matter are identical or that the matter does not affect any interest of the portfolio or class. The approval of a management agreement, a distribution agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a "vote of a majority of the outstanding voting securities" of the portfolio affected by the matter; however, the ratification of independent accountants and the election of directors are not subject to separate voting requirements and may be effectively acted upon by a vote of the holders of a majority of all Concert Series shares voting without regard to portfolio.

In the event of the liquidation or dissolution of the Concert Series, shareholders of a portfolio are entitled to receive the assets belonging to that portfolio that are available for distribution and a proportionate distribution, based upon the relative net assets of the respective portfolios, of any general assets not belonging to any particular portfolio that are available for distribution.


As of May 12, 2000, to the knowledge of the fund and the Board of Directors, no single shareholder or "group" (as that term is used in Section 13(d) of the Securities Act of 1934) beneficially owned more than 5% of the outstanding shares of the fund with the exception of the following:



Portfolio

Class

Shareholder Name

Shareholder
Address

Number of
Shares

Percent

High
Growth

Class
A

PFS Shareholders
Services (A)
Attn.  Jay Barnhill
3100 Breckinridge Blvd.
Duluth, GA  30199
22,693,387.734*
85.38%

Class
B
PFS Shareholder
Services (B)
Attn. Jay Barnhill
3100
Breckinridge Blvd.
Duluth, GA  30199
15,869,124.751*
70.38%

Class
Z
State Street Bank &
Trust Cust.
Travelers Group
401k Savings Plan
Attn. Rick Vest
225 Franklin Street
Boston, MA 02101
699,999.512*
100.00%

Growth
Class
A
PFS Shareholder
Services (A)
Attn. Jay Barnhill
3100 Breckinridge Blvd.
Duluth, GA  30199
23,185,211.886*
80.54%

Class
B
PFS Shareholder
Services (B)
Attn. Jay Barnhill
3100 Breckinridge Blvd.
Duluth, GA  30199
18,793,198.813*
59.64%

Class
Z
State Street Bank &
Trust Cust.
Travelers Group
401k Savings Plan
Attn. Rick Vest
225 Franklin Street
Boston, MA 02101
543,915.421*
100.00%

Global
Class
A
PFS Shareholder
Services (A)
Attn. Jay Barnhill
3100 Breckinridge Blvd.
Duluth, GA  30199
1,419,342.049*
95.75%

Class
B
PFS Shareholder
Services (B)
Attn. Jay Barnhill
3100 Breckinridge Blvd.
Duluth, GA  30199
1,100,937.403*
95.77%

Balanced
Class
A
PFS Shareholder
Services (A)
Attn. Jay Barnhill
3100 Breckinridge Blvd.
Duluth, GA  30199
14,184,806.675*
83.10%

Class
A
Travelers Insurance
Company
Separate Account
QPN 401(k)-TIC
Travelers Insurance
Company
Attn: Roger Ferland
5 MS
One Tower Square
Hartford, CT 06183
872,477.718*
5.11%

Class
B
PFS Shareholder
Services (B)
Attn. Jay Barnhill
3100 Breckinridge Blvd.
Duluth, GA 30199
12,488,649.177*
68.70%

Class
Z
State Street Bank & Trust
Travelers Group
401(k)
Savings Plan
Attn. Rick Vest
225 Franklin Street
Boston, MA 02101
2,127,194.917*
97.93%

* The fund believes that these entities are not the beneficial owners of shares held of record by them.




Portfolio

Class

Shareholder Name

Shareholder
Address
Number of
Shares

Percent

Conservative
Class
A
PFS Shareholder
Services (A)
Attn. Jay Barnhill
3100 Breckinridge Blvd.
Duluth, GA  30199
4,893,059.856*
87.05%

Class
B
PFS Shareholder Services (B)
Attn. Jay Barnhill
3100 Breckinridge Blvd.
Duluth, GA 30199
3,792,057.041*
   77.36%

Class
L
Frank A Abacherli
Shirley M. Abacherli
TTEES
FBO Abacherli Family
Trust
DTD 10/06/89
29875 Newport Road
Menifee, CA 92584-9524
45,420.023
7.72%

Income
Class
A
PFS Shareholder Services (A)
Attn. Jay Barnhill
3100 Breckinridge Blvd.
Duluth, GA 30199
2,348,974.857*
86.80%

Class
B
PFS Shareholder Services (B)
Attn. Jay Barnhill
3100 Breckinridge Blvd.
Duluth, GA 30199
1,622,684.223*
67.43%

Class
L
D. Joyce Engel TTEE
FBO Robert T Cowan
Family TR, U/A/D
2/20/97
161 S. Civic
Drive, #8
Palm Springs, CA
92262
29,643.602
9.06%

Class
L
Frontier Trust
Company
TTEE
Citizens State Bank
Salary
Savings
111 Monument Circle
Ste. 3100
Indianapolis, IN 46204-5100
25,152.782
7.69%

Class
L
Rita Diana
SSB IRA Cust
108 Palmetto Lane Road
Milford, PA 18337
17,900.790
5.47%

* The fund believes that these entities are not the beneficial owners of shares held of record by them.

FINANCIAL STATEMENTS

The Concert Series' Annual Report for the fiscal year ended January 31, 2000 is incorporated herein by reference in its entirety. The Annual Report was filed with the SEC on April 4, 2000 (Accession number 950130-00-1864). A copy of the Report is furnished with this Statement of Additional Information.


OTHER INFORMATION

Styles of Fund Management: In an industry where the average portfolio manager has seven years of experience (source: ICI, 1998), the portfolio managers of Smith Barney mutual funds average 21 years in the industry and 15 years with the firm.

Smith Barney mutual funds offers more than 60 mutual funds. We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

That's why we offer four "styles" of fund management that can be tailored to suit each investor's unique financial goals.

Style Pure Series - Our style Pure Series funds stay fully invested within their asset class and investment style, enabling investors to make asset allocation decisions in conjunction with their Salomon Smith Barney Financial Consultant.

Classic Investor Series - Our Classic Investor Series funds offer a range of equity and fixed income strategies that seek to capture opportunities across asset classes and investment styles using disciplined investment approaches.



The Concert Allocation Series - As a fund of funds, investors can select a Concert Portfolio that may help their investment needs.
As needs change, investors can easily choose another long-term, diversified investment from our Concert family.

Special Discipline Series - Our Special Discipline Series funds are designed for investors who are looking beyond more traditional market categories: from natural resources to a roster of state-specific municipal funds.


APPENDIX - RATINGS OF DEBT OBLIGATIONS

BOND (AND NOTE) RATINGS

Moody's Investors Services, Inc.

Aaa - Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities.

A - Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa - Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest

Ca - Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated "C" are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Con (..)- Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Note: The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Ratings Group

AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's Ratings Group ("S&P"). Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C - Debt rated "BB", "B", "CCC", "CC" and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

L - The letter "L" indicates that the rating pertains to the principal amount of those bonds where the underlying deposit collateral is fully insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp.

+ Continuance of the rating is contingent upon S&P's receipt of closing documentation confirming investments and cash flow.

* Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement.

NR- Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

Issuers rated "Prime-l" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Priine-1 repayment will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated "Prime-2" (or related supporting institutions) have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's Ratings Group

A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong.
Those issuers determined to possess overwhelming safety characteristics will be noted with a plus (+) sign designation.

A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.




   May 30, 2000

Statement of Additional Information

Smith Barney Concert Allocation Series Inc.

Select High Growth Portfolio
Select Conservative Portfolio
Select Growth Portfolio
Select Income Portfolio
Select Balanced Portfolio

388 Greenwich Street, New York, New York 10013
(800) 451-2010

Smith Barney Concert Allocation Series Inc. (the "Concert Series" or the "fund") currently offers eleven investment portfolios, five of which are described in this Statement of Additional Information ("SAI") (individually, a "portfolio" and collectively, the "Select Portfolios.") This SAI expands upon and supplements the information contained in the current prospectus dated May 30, 2000 for the Select Portfolios, as amended or supplemented from time to time, and should be read in conjunction therewith.

Each portfolio seeks to achieve its objective by investing in a number of open-end management investment companies or series thereof ("underlying funds") for which Salomon Smith Barney Inc. ("Salomon Smith Barney") now or in the future acts as principal underwriter or for which Salomon Smith Barney, SSB Citi Fund Management LLC ("SSB Citi") (successor to SSBC Fund Management Inc.) or Travelers Investment Management Company ("TIMCO") now or in the future acts as investment adviser. The prospectus may be obtained from designated insurance companies offering separate accounts ("separate accounts") which fund certain variable annuity and variable life insurance contracts (each, a "contract") and qualified pension and retirement plans or by writing or calling the Concert Series at the address or telephone number listed above. This SAI, although not in itself a prospectus, is incorporated by reference into the prospectus in its entirety.

CONTENTS
Page
Why Invest in the Concert Series
2
Directors and Executive Officers of Concert Series
2
Investment Objectives, Management Policies and Risk Factors
4
Additional Risk Factors
21
Investment Restrictions
25
Portfolio Turnover
27
Purchase of Shares
27
Redemption of Shares
28
Taxes
28
Performance
30
Valuation of Shares
31
Investment Management and Other Services
31
Additional Information About the Portfolios
32
Financial Statements
34
Appendix - Ratings of Debt Obligations
A-1


WHY INVEST IN THE CONCERT SERIES

The proliferation of mutual funds over the last several years has left many investors in search of a simple means to manage their long-term investments. With new investment categories emerging each year and with each mutual fund reacting differently to political, economic and business events, many investors are forced to make complex investment decisions in the face of limited experience, time and personal resources. The portfolios are designed to meet the needs of investors who prefer to have their asset allocation decisions made by professional money managers, are looking for an appropriate core investment for their retirement portfolio and appreciate the advantages of broad diversification.

Each of the portfolios invests in a select group of underlying funds suited to the portfolio's particular investment objective. The allocation of assets among underlying funds within each portfolio is determined by the portfolios' manager, Travelers Investment Adviser, Inc. ("TIA" or the "Manager") according to fundamental and quantitative analysis. Because the assets will be adjusted only periodically and only within pre-determined ranges that will attempt to ensure broad diversification, there should not be any sudden large-scale changes in the allocation of a portfolio's investments among underlying funds. The Concert Series is not designed as a market timing vehicle, but rather as a simple and conservative approach to helping investors meet retirement and other long-term goals.

DIRECTORS AND EXECUTIVE OFFICERS OF THE CONCERT SERIES

Overall responsibility for management and supervision of the fund rests with the fund's Board of Directors. The Directors approve all significant agreements between the portfolios and the companies that furnish services to the portfolios, including agreements with the portfolios' distributor, investment adviser, custodian and transfer agent. The day-to-day operations of the portfolios are delegated to TIA.

The names of the Directors and executive officers of the Concert Series, together with information as to their principal business occupations during the past five years, are shown below. Each Director who is an "interested person" of the Concert Series, as defined in the Investment Company Act of 1940, as amended (the " 1940 Act"), is indicated by an asterisk.
Walter E. Auch, Director (Age 79). Consultant to companies in the financial services industry; Director of PIMCO Advisers L.P.; Brinson Partners; Nicholas-Applegate (each a registered investment adviser); Legend Properties, a real estate management company; Banyan Realty Trust; Banyan Land Fund II; Geotek Communications Inc., an international wireless communications company. Director or trustee of 2 investment companies associated with Citigroup Inc.("Citigroup"). His address is 6001 N. 62nd Place, Paradise Valley, Arizona 85253.
Martin Brody, Director (Age 78).  Consultant, HMK Associates; Retired
Vice Chairman of the Board of Restaurant Associates Industries, Inc. Director or trustee of 21 investment companies associated with Citigroup. His address is c/o HMK Associates, 30 Columbia Turnpike, Florham Park, New Jersey 07932.
H. John Ellis, Jr., Director (Age 73). Retired. Director or trustee of 2 investment companies associated with Citigroup.His address is 858 East Crystal Downs Drive, Frankfort, Michigan 49635.
Stephen E. Kaufman, Director (Age 68). Attorney. Director or trustee of 13 investment companies associated with Citigroup. His address is 277 Park Avenue, New York, New York 10172.

Arrnon E. Kamesar, Director (Age 73). Chairman of TEC, an international organization of Chief Executive Officers; Trustee, U.S. Bankruptcy Court. Director or trustee of 2 investment companies associated with Citigroup. His address is 7328 Country Club Drive, La Jolla,
California 92037.
*Heath B. McLendon, Chairman of the Board (Age 67). Managing Director of Salomon Smith Barney, and President of SSB Citi and Travelers Investment Adviser, Inc. ("TIA"). Mr. McLendon also serves as Chairman or Co-Chairman of 71 investment companies associated with Citigroup. His address is 388 Greenwich Street, New York, New York 10013.
Lewis E. Daidone, Senior Vice President and Treasurer (Age 42). Managing Director of Salomon Smith Barney; Director and Senior Vice President of SSB Citi and TIA. Mr. Daidone also serves as Senior Vice President or Executive Vice President and Treasurer of 61 investment companies associated with Citigroup. His address is 388 Greenwich Street, New York, New York 10013.
Jay Gerken, Vice President and Investment Officer (Age 48).  Managing
Director of Salomon Smith Barney and portfolio manager of four investment companies associated with Citigroup. His address is 388 Greenwich Street, New York, New York 10013.

Irving David, Controller (Age 39). Director of Salomon Smith Barney. Controller or Assistant Treasurer of 43 investment companies associated with Citigroup; His address is 388 Greenwich Street, New York, New York 10013. Christina T. Sydor, Secretary (Age 49). Managing Director of Salomon
Smith Barney; General Counsel and Secretary of SSB Citi and TIA. Ms. Sydor also serves as Secretary of 61 investment companies associated with Citigroup. Her address is 388 Greenwich Street, New York, New York 10013.

Each Director also serves as a director, trustee, consultant and/or general partner of certain other mutual funds for which CFBDS Inc. serves as distributor. As of May 12, 2000, the Directors and officers of the portfolios, as a group, owned less than 1.00% of the outstanding common stock of the portfolios.

No officer, director or employee of Salomon Smith Barney or any of their affiliates will receive any compensation from the Concert Series for serving as an officer or director of the Concert Series. The Concert Series pays each Director who is not an officer, director or employee of Salomon Smith Barney or any of their affiliates a fee of $10,000 per annum plus $100 per portfolio per meeting attended and reimburses travel and out-of-pocket expenses. In addition, each such director is paid $100 per telephone meeting attended.
Upon attainment of age 80, Directors are required to change to emeritus status. Directors Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they receive 50% of the annual retainer fee and meeting fees otherwise applicable to the Concert Series Directors.
All Directors are reimbursed for travel and out-of-pocket expenses incurred in attending such meetings. For the fiscal year ended January 31, 2000, the directors were reimbursed, in the aggregate, $21,924 for travel and out-of-pocket expenses.




The following table shows the compensation paid by Concert Series to each incumbent Director for the fiscal year ended January 31, 2000:






Name

Aggregate
Compensation
from
Concert
Series

Pension or
Retirement
Benefits
Accrued as
Expense
of Concert
Series


Total
Compensation
From
Fund
Complex**

Total
Number
of Funds
Served in
Complex

Heath B. McLendon*
None
None
None
71

Walter Auch
$14,400
None
$50,600
2

Martin Brody
12,200
None
138,600
21

H. John Ellis
14,400
None
50,600
2

Armon E. Kamesar
15,500
None
52,600
2

Stephen E. Kaufman
15,500
None
110,650
13

*	Designates "Interested Director" of Concert Series.
**	As of December 31, 1999.


INVESTMENT OBJECTIVES, MANAGEMENT POLICIES AND RISK FACTORS

The Concert Series is an open-end, non-diversified management investment company. The prospectus discusses the investment objectives of the Select Portfolios and each of the underlying funds in which the portfolios may invest. In pursuing their investment objectives and policies, each of the underlying funds is permitted to engage in a wide range of investment policies. Because the portfolios invest in the underlying funds, shareholders of each portfolio will be affected by these investment policies in direct proportion to the amount of assets each portfolio allocates to the underlying funds pursuing such policy. This section contains supplemental information concerning the types of securities and other instruments in which the underlying funds may invest (and repurchase agreements in which the portfolios and/or the underlying funds may invest), the investment policies and portfolio strategies the underlying funds may utilize and certain risks attendant to such investments, policies and strategies. There can be no assurance that the respective investment objectives of the portfolios or the underlying funds will be achieved.

The Articles of Incorporation of the Concert Series permit the Board of Directors to establish additional portfolios of the Concert Series from time to time. The investment objectives, policies and restrictions applicable to additional portfolios would be established by the Board of Directors at the time such portfolios were established and may differ from those set forth in the prospectus and this SAI.


EQUITY SECURITIES

Common Stocks. Certain of the underlying funds invest primarily in common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stock. Certain of the underlying funds invest in preferred stocks which, like debt obligations, have characteristics similar to fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Preferred stock dividends must be paid before common stock dividends and, for that reason, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

Foreign Investments. The portfolios will each invest in certain underlying funds that invest all or a portion of their assets in securities of non-U.S. issuers. Foreign investments include non-dollar denominated securities traded outside the U.S. and dollar-denominated securities traded in the U.S. (such as American Depositary Receipts). Investors should recognize that investing in foreign companies involves certain considerations which are not typically associated with investing in U.S. issuers. Since certain underlying funds will be investing in securities denominated in currencies other than the U.S. dollar, and since certain funds may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of a fund's assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gain, if any, to be distributed to shareholders by the fund.

The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic conditions and political developments in other countries. Of particular importance are rates of inflation, interest rate levels, the balance of payments and the extent of government surpluses or deficits in the U.S. and the particular foreign country, all of which are in turn sensitive to the monetary, fiscal and trade policies pursued by the governments of the U.S. and other foreign countries important to international trade and finance. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies.

Securities held by an underlying fund may not be registered with, nor the issuers thereof be subject to reporting requirements of the SEC. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign issuers are generally not subject to uniform financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, with respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the fund, political or social instability, or domestic developments which could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments positions. Certain underlying funds may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.

Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable domestic companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold.

The interest and dividends payable on a fund's foreign securities may be subject to foreign withholding taxes and the general effect of these taxes will be to reduce the fund's income. Additionally, the operating expenses of a fund can be expected to be higher than that of an investment company investing exclusively in U.S. securities, since the expenses of the fund, such as custodial costs, valuation costs and communication costs, as well as the rate of the investment advisory fees, though similar to such expenses of some other international funds, are higher than those costs incurred by other investment companies. In addition, dividend and interest income from non-U.S. securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the underlying fund or a portfolio investing in such fund.

American, European and Continental Depositary Receipts. Certain of the underlying funds may invest in the securities of foreign and domestic issuers in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. EDRs, which sometimes are referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by foreign banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRS, in registered form, are designed for use in U.S. securities markets and EDRs and CDRs are designed for use in European securities markets.

Warrants. Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because it does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants acquired by an underlying fund in units or attached to securities may be deemed to be without value.


FIXED INCOME SECURITIES

General. Fixed income securities may be affected by general changes in interest rates, which will result in increases or decreases in the market value of the debt securities held by the underlying funds. The market value of the fixed-income obligations in which the underlying funds may invest can be expected to vary inversely in relation to the changes in prevailing interest rates and also may be affected by other market and credit factors.

Certain of the underlying funds may invest only in high-quality, high-grade or investment grade securities. High quality securities are those rated in the two highest categories by Moody's Investors Service ("Moody's") (Aaa or Aa) or Standard & Poor's Ratings Group ("S&P") (AAA or AA). High grade securities are those rated in the three highest categories by Moody's (Aaa, Aa or A) or S&P (AAA, AA or A). Investment-grade securities are those rated in the four highest categories by Moody's (Aaa, Aa, A or Baa) or S&P (AAA, AA, A or BBB). Securities rated Baa or BBB have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of their issuer to make principal and interest payments than is the case with higher grade securities.

High Yield Securities. Certain of the underlying funds may invest in securities rated below investment grade; that is rated below Baa by Moody's or BBB by S&P, or determined by the underlying fund's adviser to be of comparable quality. Securities rated below investment grade (and comparable unrated securities) are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse business, financial, economic or political conditions. See the Appendix for additional information on the bond ratings by Moody's and S&P.

Convertible Securities. Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As fixed-income securities, convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate.

While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. Synthetic convertible securities differ from convertible securities in certain respects, including that each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in synthetic convertible securities involves the risks normally involved in holding the securities comprising the synthetic convertible security.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, such as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar nonconvertible securities.

Money Market Instruments. Money market instruments include: U.S. government securities; certificates of deposit ("CDs"), time deposits ("TDs") and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments.

U.S. Government Securities. U.S. government securities include debt obligations of varying maturities issued or guaranteed by the U.S. government or its agencies or instrumentalities. U.S. government securities include not only direct obligations of the U.S. Treasury, but also securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association and Resolution Trust Corporation. Certain U.S. government securities, such as those issued or guaranteed by GNMA, FNMA and Federal Home Loan Mortgage Corporation ("FHLMC"), are mortgage-related securities. Because the U.S. government is not obligated by law to provide support to an instrumentality that it sponsors, a portfolio or an underlying fund will invest in obligations issued by such an instrumentality only if its investment adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the portfolio or the Fund, as the case may be.

Mortgage-Related Securities. The average maturity of pass-through pools of mortgage-related securities varies with the maturities of the underlying mortgage instruments. In addition, a pool's stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. Common practice is to assume that prepayments will result in an average life ranging from 2 to 10 years for pools of fixed-rate 30-year mortgages. Pools of mortgages with other maturities or different characteristics will have varying average life assumptions.

Mortgage-related securities may be classified as private, governmental or government-related, depending on the issuer or guarantor. Private mortgage-related securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies. Governmental mortgage-related securities are backed by the full faith and credit of the U.S. government. GNMA, the principal guarantor of such securities, is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage-related securities are not backed by the full faith and credit of the U.S. government. Issuers of such securities include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a corporate instrumentality of the U.S., the stock of which is owned by Federal Home Loan Banks. Participation certificates representing interests in mortgages from FHLMC's national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC.

Private U.S. governmental or government-related entities create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. As new types of mortgage-related securities are developed and offered to investors, certain of the underlying funds, consistent with their investment objective and policies, may consider making investments in such new types of securities.

Foreign Government Securities. Among the foreign government securities in which certain underlying funds may invest are those issued by countries with developing economies, which are countries in the initial stages of their industrialization cycles. Investing in securities of countries with developing economies involves exposure to economic structures that are generally less diverse and less mature, and to political systems that can be expected to have less stability, than those of developed countries. The markets of countries with developing economies historically have been more volatile than markets of the more mature economies of developed countries, but often have provided higher rates of return to investors.

Brady Bonds. Certain of the underlying funds may invest in Brady bonds which are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the "World Bank') and the International Monetary Fund (the "IMF'). Brady bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms including liberalization of trade and foreign investment, privatization of state-owned enterprises and establishing targets for public spending and borrowing.

Brady Bonds which have been issued to date are rated in the categories "BB" 'or "B" by S&P or "Ba" or "B" by Moody's or, in cases in which a rating by S&P or Moody's has not been assigned, are generally considered by the underlying fund's investment adviser to be of comparable quality.

Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. Brady bonds issued to date have traded at a deep discount from their face value. Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which constitute supplemental interest payments but generally are not collateralized. Certain Brady bonds have been collateralized as to principal due at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds.

Bank Obligations. Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to an underlying fund, depending upon the principal amount of CDs of each held by the fund) and are subject to Federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, domestic branches of domestic banks are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

Obligations of foreign branches of U.S. banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Obligations of foreign branches of U.S. banks and foreign banks are subject to different risks than are those of U.S. banks or U.S. branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of U.S. banks are not necessarily subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a U.S. bank than about a U.S. bank. CDs issued by wholly owned Canadian subsidiaries of U.S. banks are guaranteed as to repayment of principal and interest, but not as to sovereign risk, by the U.S. parent bank.

Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. A U.S. branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a U.S. bank.

Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as one of the underlying funds, pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes.

Ratings as Investment Criteria. In general, the ratings of nationally recognized statistical rating organization ("NRSROs") represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings will be used by the underlying funds as initial criteria for the selection of portfolio securities, but the funds also will rely upon the independent advice of their respective advisers to evaluate potential investments. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. The Appendix to this SAI contains further information concerning the rating categories of NRSROs and their significance.

Subsequent to its purchase by a fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events will require sale of such securities by a fund, but the fund's adviser will consider such events in its determination of whether the fund should continue to hold the securities. In addition, to the extent.that the ratings change as a result of changes in such organizations or their rating systems, or due to a corporate reorganization, a fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

INVESTMENT PRACTICES

In attempting to achieve its investment objective, an underlying fund may employ, among others, the following portfolio strategies.

Repurchase Agreements. The Select Portfolios and the underlying funds may purchase securities and concurrently enter into repurchase agreements with certain member banks which are the issuers of instruments acceptable for purchase by the portfolio or the underlying fund, as the case may be, and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under each repurchase agreement, the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a portfolio's or an underlying fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the portfolio or underlying fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement.

When-issued Securities and Delayed-delivery Transactions. To secure an advantageous price or yield, certain of the underlying funds may purchase certain securities on a when-issued basis or purchase or sell securities for delayed delivery. Delivery of the securities in such cases occurs beyond the normal settlement periods, but no payment or delivery is made by an underlying fund prior to the reciprocal delivery or payment by the other party to the transaction. In entering into a when-issued or delayed-delivery transaction, an underlying fund will rely on the other party to consummate the transaction and may be disadvantaged if the other party fails to do so.

U.S. government securities normally are subject to changes in value based upon changes, real or anticipated, in the level of interest rates and the public's perception of the creditworthiness of the issuers. In general, U.S. government securities tend to appreciate when interest rates decline and depreciate when interest rates rise. Purchasing these securities on a when-issued or delayed-delivery basis, therefore, can involve the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. Similarly, the sale of U.S. government securities for delayed delivery can involve the risk that the prices available in the market when the delivery is made may actually be higher than those obtained in the transaction itself.

In the case of the purchase by an underlying fund of securities on a when-issued or delayed-delivery basis, a segregated account in the name of the fund consisting of cash or liquid securities equal to the amount of the when-issued or delayed-delivery commitments will be established. For the purpose of determining the adequacy of the securities in the accounts, the deposited securities will be valued at market or fair value. If the market or fair value of the securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the fund involved. On the settlement date, a fund will meet its obligations from then-available cash flow, the sale of securities held in the segregated account, the sale of other securities or, although it would not normally expect to do so, from the sale of the securities purchased on a when-issued or delayed-delivery basis (which may have a value greater or less than the fund's payment obligations).

Lending of Portfolio Securities. Certain of the underlying funds have the ability to lend portfolio securities to brokers, dealers and other financial organizations. A fund will not lend portfolio securities to Salomon Smith Barney unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. government securities which are maintained at all times in an amount at least equal to the current market value of the loaned securities. From time to time, an underlying fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party which is unaffiliated with the fund and is acting as a "finder."

By lending its securities, an underlying fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. A fund will comply with the following conditions whenever its portfolio securities are loaned: (a) the fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (c) the fund must be able to terminate the loan at any time; (d) the fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment in the loaned securities occurs, the fund's trustees or directors, as the case may be, must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by each underlying fund's investment adviser to be of good standing and will not be made unless, in the judgment of the adviser, the consideration to be earned from such loans would justify the risk.

Short Sales. Certain of the underlying funds may from time to time sell securities short. A short sale is a transaction in which the fund sells securities that it does not own (but has borrowed) in anticipation of a decline in the market price of the securities.

When a fund makes a short sale, the proceeds it receives from the sale are retained by a broker until the fund replaces the borrowed securities. To deliver the securities to the buyer, the fund must arrange through a broker to borrow the securities and, in so doing, the fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

A fund's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or U.S. government securities. In addition, the fund will place in a segregated account with its custodian an amount of cash or U.S. government securities equal to the difference, if any, between (a) the market value of the securities sold at the time they were sold short and (b) any cash or U.S. government securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, the fund will maintain the segregated account daily at a level so that the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) (a) will equal the current market value of the securities sold short and (b) will not be less than the market value of the securities at the time they were sold short.

Short Sales Against the Box. Certain of the underlying funds may enter into a short sale of common stock such that when the short position is open the fund involved owns an equal amount of preferred stocks or debt securities, convertible or exchangeable, without payment of further consideration, into an equal number of shares of the common stock sold short. This kind of short sale, which is described as "against the box," will be entered into by a fund for the purpose of receiving a portion of the interest earned by the executing broker from the proceeds of the sale. The proceeds of the sale will be held by the broker until the settlement date when the fund delivers the convertible securities to close out its short position. Although prior to delivery a fund will have to pay an amount equal to any dividends paid on the common stock sold short, the fund will receive the dividends from the preferred stock or interest from the debt securities convertible into the stock sold short, plus a portion of the interest earned from the proceeds of the short sale. The Funds will deposit, in a segregated account with their custodian, convertible preferred stock or convertible debt securities in connection with short sales against the box.

Restricted Securities. Certain of the underlying funds may invest in securities the disposition of which is subject to legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on a national securities exchange that are not subject to restrictions on resale.
Restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.

Reverse Repurchase Agreements. Certain underlying funds may enter into reverse repurchase agreements with banks or broker-dealers. A reverse repurchase agreement involves the sale of a money market instrument held by an underlying fund coupled with an agreement by the fund to repurchase the instrument at a stated price, date and interest payment. The fund will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time.

An underlying fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Under the 1940 Act, reverse repurchase agreements may be considered to be borrowings by the seller. Entry into such agreements requires the creation and maintenance of a segregated account with the fund's custodian consisting of U.S. government securities, cash or cash equivalents.

Leveraging. Certain of the underlying funds may from time to time leverage their investments by purchasing securities with borrowed money. A fund is required under the 1940 Act to maintain at all times an asset coverage of 300% of the amount of its borrowings. If, as a result of market fluctuations or for any other reason, the fund's asset coverage drops below 300%, the fund must reduce its outstanding borrowings within three business days so as to restore its asset coverage to the 300% level.

Any gain in the value of securities purchased with borrowed money that exceeds the interest paid on the amount borrowed would cause the net asset value of the underlying fund's shares to increase more rapidly than otherwise would be the case. Conversely, any decline in the value of securities purchased would cause the net asset value of the fund's shares to decrease more rapidly than otherwise would be the case. Borrowed money thus creates an opportunity for greater capital gain but at the same time increases exposure to capital risk. The net cost of any borrowed money would be an expense that otherwise would not be incurred, and this expense could restrict or eliminate a fund's net investment income in any given period.

DERIVATIVE TRANSACTIONS

Derivative transactions, including the options and futures transactions described below, are used for a number of reasons including: to manage exposure to changes in interest rates, stock and bond prices and foreign currencies; as an efficient means of adjusting overall exposure to certain markets; to adjust duration; to enhance income; and to protect the value of portfolio securities. Options and futures can be volatile instruments, and involve certain risks. If the adviser to the underlying fund applies a hedge at an inappropriate time or judges market conditions incorrectly, options and futures strategies may lower the underlying fund's return. Further losses could also be experienced if the options and futures positions held by an underlying fund were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market.

Certain of the underlying funds may enter into stock index, interest rate and currency futures contracts (or options thereon, including swaps, caps, collars and floors). Certain underlying funds may also purchase and sell call and put options, futures and options contracts.


Options on Securities. Certain of the underlying funds may engage in transactions in options on securities, which, depending on the fund, may include the writing of covered put options and covered call options, the purchase of put and call options and the entry into closing transactions.

The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Certain underlying funds, however, may engage in option transactions only to hedge against adverse price movements in the securities that they hold or may wish to purchase and the currencies in which certain portfolio securities may be denominated. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that a fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by an underlying fund normally will have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. An underlying fund with option-writing authority may write (a) in-the-money call options when its investment adviser expects that the price of the underlying security will remain flat or decline moderately during the option period, (b) at-the-money call options when its adviser expects that the price of the underlying security will remain flat or advance moderately during the option period and (c) out-of-the-money call options when its adviser expects that the price of the underlying security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

So long as the obligation of an underlying fund as the writer of an option continues, the fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the fund to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the fund effects a closing purchase transaction. A fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, an underlying fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") or similar foreign clearing corporation and of the securities exchange on which the option is written.

Certain underlying funds may purchase and sell put, call and other types of option securities that are traded on domestic or foreign exchanges or the over-the-counter market including, but not limited to, "spread" options, "knock-out" options, "knock-in" options and "average rate" or "look-back" options. "Spread" options are dependent upon the difference between the price of two securities or futures contracts, "knock-out" options are canceled if the price of the underlying asset reaches a trigger level prior to expiration, "knock-in" options only have value if the price of the underlying asset reaches a trigger level and, "average rate" or "look-back" options are options where, at expiration, the option's strike price is set based on either the average, maximum or minimum price of the asset over the period of the option.

An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. Certain underlying funds with option-writing authority may write options on U.S. or foreign exchanges and in the over-the-counter market.

An underlying fund may realize a profit or loss upon entering into a closing transaction. In cases in which a fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when a fund has purchased an option and engages in a closing sale transaction, whether the fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium that the fund initially paid for the original option plus the related transaction costs.

Although an underlying fund generally will purchase or write only those options for which its adviser believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered inadequate certain facilities of the Clearing Corporation and U.S. and foreign securities exchanges and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If as a covered call option writer a fund is unable to effect closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the underlying funds with authority to engage in options transactions and other clients of their respective advisers and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.

In the case of options written by an underlying fund that are deemed covered by virtue of the fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the fund has written options may exceed the time within which the fund must make delivery in accordance with an exercise notice. In these instances, an underlying fund may purchase or borrow temporarily the underlying securities for purposes of physical delivery. By so doing, the fund will not bear any market risk because the fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the fund may incur additional transaction costs or interest expenses in connection with any such. purchase or borrowing.

Additional risks exist with respect to certain of the U.S. government securities for which an underlying fund may write covered call options. If a fund writes covered call options on mortgage-backed securities, the securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. The fund will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of those securities.

Stock Index Options. Certain of the underlying funds may purchase and write put and call options on U.S. stock indexes listed on U.S. exchanges for the purpose of hedging their portfolios. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the New York Stock Exchange Composite Index or a narrower market index such as the Standard & Poor's 100.

Options on stock indexes are similar to options on stock except that (a) the expiration cycles of stock index options are monthly, while those of stock options currently are quarterly, and (b) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the options expire unexercised.

The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by a fund of options on stock indexes will be subject to its adviser's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual stocks.

An underlying fund will engage in stock index options transactions only when determined by its adviser to be consistent with the fund's efforts to control risk. There can be no assurance that such judgment will be accurate or that the use of these portfolio strategies will be successful. When a fund writes an option on a stock index, the fund will establish a segregated account with its custodian in an amount equal to the market value of the option and will maintain the account while the option is open.


Currency Transactions. Certain of the underlying funds may enter into forward currency exchange transactions. A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. An underlying fund that enters into a forward currency contract may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. A fund may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in that currency but anticipates, and seeks to be protected against, decline in the currency against the U.S. dollar. Similarly, a fund may sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a fund may purchase a currency forward to "lock in" the price of securities denominated in that currency which it anticipates purchasing.

Transaction hedging is the purchase or sale of forward currency contracts with respect to a specific receivable or payable of the fund generally arising in connection with the purchase or sale of its securities. Position hedging, generally, is the sale of forward currency contracts with respect to portfolio security positions denominated or quoted in the currency. A fund may not position hedge with respect to a particular currency to an extent greater than the aggregate market value at any time of the security or securities held in its portfolio denominated or quoted in or currently convertible (such as through exercise of an option or consummation of a forward currency contract) into that particular currency, except that certain underlying funds may utilize forward currency contracts denominated in the European Currency Unit to hedge portfolio security positions when a security or securities are denominated in currencies of member countries in the European Monetary System. If a fund enters into a transaction hedging or position hedging transaction, it will cover the transaction through one or more of the following methods:
(a) ownership of the underlying currency or an option to purchase such currency; (b) ownership of an option to enter into an offsetting forward currency contract; (c) entering into a forward contract to purchase currency being sold or to sell currency being purchased, provided that such covering contract is itself covered by any one of these methods unless the covering contract closes out the first contract; or (d) depositing into a segregated account with the custodian or a sub-custodian of the fund cash or readily marketable securities in an amount equal to the value of the fund's total assets committed to the consummation of the forward currency contract and not otherwise covered. In the case of transaction hedging, any securities placed in an account must be liquid securities. In any case, if the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will equal the above amount. Hedging transactions may be made from any foreign currency into dollars or into other appropriate currencies.

At or before the maturity of a forward contract, a fund either may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the relevant Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a fund retains the portfolio security and engages in an offsetting transaction, the fund, at the time of execution of the offsetting transaction, will incur a gain or loss to the extent movement has occurred in forward contract prices. Should forward prices decline during the period between a fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The cost to a fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated a fund may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

Foreign Currency Options. Certain underlying funds may purchase or write put and call options on foreign currencies for the purpose of hedging against changes in future currency exchange rates. Foreign currency options generally have three, six and nine month expiration cycles. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time that the option expires.

An underlying fund may use foreign currency options under the same circumstances that it could use forward currency exchange transactions. A decline in the dollar value of a foreign currency in which a fund's securities are denominated, for example, will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. In order to protect against such diminution's in the value of securities that it holds, the fund may purchase put options on the foreign currency. If the value of the currency does decline, the fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, the fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to the fund derived from purchases of foreign currency options, like the benefit derived from other types of options, will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, the fund could sustain losses on transactions in, foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in the rates.

Futures Contracts. The purpose of the acquisition or sale of a futures contract by a fund is to mitigate the effects of fluctuations in interest rates or currency or market values, depending on the type of contract, on securities or their values without actually buying or selling the securities. Of course, because the value of portfolio securities will far exceed the value of the futures contracts sold by a fund, an increase in the value of the futures contracts could only mitigate -- but not totally offset -- the decline in the value of the fund.

Certain of the underlying funds may enter into futures contracts or related options on futures contracts that are traded on a domestic or foreign exchange or in the over-the-counter market. Generally, these investments may be made solely for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions when the transactions are economically appropriate to the reduction of risks inherent in the management of the fund and not for purposes of speculation. However, the International Equity Portfolio and the International Balanced Portfolio may also enter into futures transactions for non-hedging purposes, subject to applicable law. The ability of the funds to trade in futures contracts may be limited by the requirements of the Internal Revenue Code of 1986 as amended (the "Code"), applicable to a regulated investment company.

No consideration is paid or received by a fund upon entering into a futures contract. Initially, a fund will be required to deposit with its custodian an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount, known as initial margin, is in the nature of a performance bond or good faith deposit on the contract and is returned to a fund upon termination of the futures contract, assuming that all contractual obligations have been satisfied. Subsequent payments, known as variation margin, to and from the broker, will be made daily as the price of the securities, currency or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a fund may elect to close the position by taking an opposite position, which will operate to terminate the fund's existing position in the contract.

Several risks are associated with the use of futures contracts as a hedging device. Successful use of futures contracts by a fund is subject to the ability of its adviser to predict correctly movements in interest rates, stock or bond indices or foreign currency values. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying securities, currency or index and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates or currency values.

There is no assurance that an active market will exist for future contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a fund would be required to make daily cash payments of variation margin, and an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

If a fund has hedged against the possibility of a change in interest rates or currency or market values adversely affecting the value of securities held in its portfolio and rates or currency or market values move in a direction opposite to that which the fund has anticipated, the fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund had insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices which reflect the change in interest rates or currency values, as the case may be.


Options on Futures Contracts. An option on an interest rate futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying interest rate futures contract at a specified exercise price at any time prior to the expiration date of the option. An option on a foreign currency futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, but not the obligation, to assume a long or short position in the relevant underlying foreign currency futures contract at a predetermined exercise price at a time in the future. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of a fund investing in the options.

Several risks are associated with options on futures contracts. The ability to establish and close out positions on such options will be subject: to the existence of a liquid market. In addition, the purchase of put or call options on interest rate and foreign currency futures will be based upon predictions by a fund's adviser as to anticipated trends in interest rates and currency values, as the case may be, which could prove to be incorrect. Even if the expectations of an adviser are correct, there may be an imperfect correlation between the change in the value of the options and of the portfolio securities in the currencies being hedged.

Foreign Commodity Exchanges. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless an underlying fund trading on a foreign commodity exchange hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that the fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the fund could incur losses as a result of those changes.

Swap Agreements. Among the hedging transactions into which certain underlying funds may enter are interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index fails below a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate floor.

Certain underlying funds may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending on whether a fund is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted, with the fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the investment adviser and the fund believe such obligations do not constitute senior securities and accordingly will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of a fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account with PNC Bank. If there is a default by the other party to such a transaction, a fund will have contractual remedies pursuant to the agreement related to the transaction.
The swap market has grown substantially in recent years with a large number of banks and investment banking funds acting both as principals and as agents.
As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.


ADDITIONAL RISK FACTORS

Investment in Other Mutual Funds. The investments of each portfolio are concentrated in underlying funds so each portfolio's investment performance is directly related to the investment performance of the underlying funds held by it. The ability of each portfolio to meet its investment objective is directly related to the ability of the underlying funds to meet their objectives as well as the allocation among those underlying funds by SSB Citi. There can be no assurance that the investment objective of any portfolio or any underlying fund will be achieved. The portfolios will only invest in Class Y shares of the underlying Smith Barney funds and, accordingly, will not pay any sales loads or 12b-1 or service or distribution fees in connection with their investments in shares of the underlying funds. The portfolios, however, will indirectly bear their pro rata share of the fees and expenses incurred by the underlying Smith Barney funds that are applicable to Class Y shareholders. The investment returns of each portfolio, therefore, will be net of the expenses of the underlying funds in which it is invested.

Non-Diversified Portfolios. Each portfolio and certain of the underlying funds are classified as non-diversified investment companies under the 1940 Act. Since, as a non-diversified investment company, each such company is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers, each such company may be subject to greater risk with respect to its individual portfolio than an investment company that is more broadly diversified.

Securities of Unseasoned Issuers. Securities in which certain of the underlying funds may invest may have limited marketability and, therefore, may be subject to wide fluctuations in market value. In addition, certain securities may lack a significant operating history and be dependent on products or services without an established market share.

Floating and Variable Rate Income Securities. Floating and variable rate income securities include securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

Zero Coupon, Discount and Payment-in-Kind Securities. Zero coupon securities generally pay no cash interest (or dividends in the case of preferred stock) to their holders prior to maturity. Payment-in-kind securities allow the lender, at its option, to make current interest payments on such securities either in cash or in additional securities. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis.

Premium Securities. Premium securities are income securities bearing coupon rates higher than prevailing market rates. Premium securities are typically purchased at prices greater than the principal amounts payable on maturity. If securities purchased by an underlying fund at a premium are called or sold prior to maturity, the fund will recognize a capital loss to the extent the call or sale price is less than the purchase price. Additionally, the fund will recognize a capital loss if it holds such securities to maturity.

Yankee Bonds. Yankee bonds are U.S. dollar-denominated bonds sold in the U.S. by non-U.S. issuers. As compared with bonds issued in the U.S., such bond issues normally carry a higher interest rate but are less actively traded.

Sovereign Debt Obligations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repaying of principal and interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and interest is not guaranteed by the U.S. government.

Brady Bonds. A significant amount of the Brady bonds that the underlying funds may purchase have no or limited collateralization, and an underlying fund will be relying for payment of interest and (except in the case of principal collateralized Brady bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady bonds. In the event of a default on collateralized Brady bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. In light of the residual risk of the Brady bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady bonds, investments in Brady bonds are to be viewed as speculative.

Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady bonds, and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady bonds and other foreign sovereign debt securities in which the funds may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect a fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

Restrictions on Foreign Investment. Some countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities. For example, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals or limit the repatriation of funds for a period of time.

Smaller capital markets, while often growing in trading volume, have substantially less volume than U.S. markets, and securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable U.S. companies. Brokerage commissions, custodial services, and other costs relating to investment in smaller capital markets are generally more expensive than in the U.S. Such markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller capital markets, which may result in an underlying fund incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement could result in temporary periods when assets of a fund are uninvested and no return is earned thereon. The inability of an underlying fund to make intended security purchases due to settlement problems could cause such fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in possible liability to the purchaser. There is generally less government supervision and regulation of exchanges, brokers and issuers in countries having smaller capital markets than there is in the U.S.

Economic and Monetary Union (EMU). EMU began on January 1, 1999 when 11 European countries adopted a single currency -- the Euro. EMU may create new economic opportunities for investors, such as lower interest rates, easier cross-border mergers, acquisitions and similar restructurings, more efficient distribution and product packaging and greater competition. Budgetary decisions remain in the hands of each participating country, but are subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate within the Euro zone. EMU and the introduction of the Euro, however, present unique risks and uncertainties for investors in EMU-participating countries, including: (i) monetary and economic union on this scale has never before been attempted; (ii) there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions; (iii) instability within EMU may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the funds' portfolios; (iv) there is uncertainty concerning the fluctuation of the Euro relative to non-Euro currencies during the transition period from January 1, 1999 to December 31, 2000, and beyond; and (v) there is no assurance that interest rate, tax and labor regimes of EMU-participating countries will converge over time. These and other factors may cause market disruption and could adversely affect European securities and currencies held by the funds.

Mortgage-Related securities. To the extent that an underlying fund purchases mortgage-related securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the fund's principal investment to the extent of the premium paid. The underlying fund's yield may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the values of mortgage-related securities, including government and government-related mortgage pools, generally will fluctuate in response to market interest rates.

Non-Publicly Traded and Illiquid Securities. The sale of securities that are not publicly traded is typically restricted under the Federal securities laws. As a result, an underlying fund may be forced to sell these securities at less than fair market value or may not be able to sell them when the fund's adviser believes it desirable to do so. Investments by an underlying fund in illiquid securities are subject to the risk that should the fund desire to sell any of these securities when a ready buyer is not available at a price that the fund's adviser deems representative of its value, the value of the underlying fund's net assets could be adversely affected.

High Yield Securities. An underlying fund may invest in high yield, below investment grade securities. Investments in high yield securities are subject to special risks, including a greater risk of loss of principal and non-payment of interest. An investor should carefully consider the following factors before investing in these funds.

Generally, high yield, below investment grade securities offer a higher return potential than higher-rated securities but involve greater volatility of price and greater risk of loss of income and principal, including the possibility of default or bankruptcy of the issuers of such securities. Below investment grade securities and comparable non-rated securities will likely have large uncertainties or major risk exposure to adverse conditions and are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The occurrence of adverse conditions and uncertainties would likely reduce the value of securities held by an underlying fund, with a commensurate effect on the value of the underlying fund's shares.

The markets in which below investment grade securities or comparable non-rated securities are traded generally are more limited than those in which higher-quality securities are traded. The existence of limited markets for these securities may restrict the availability of securities for an underlying fund to purchase and also may restrict the ability of an underlying fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value or to sell securities at their fair value. An economic downturn could adversely affect the ability of issuers of high yield securities to repay principal and pay interest thereon.

While the market values of below investment grade securities and comparable non-rated securities tend to react less to fluctuations in interest rate levels than do those of higher-quality securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities. In addition, below investment grade securities and comparable non-rated securities generally present a higher degree of credit risk. Issuers of below investment grade securities and comparable non-rated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because below investment grade securities and comparable non-rated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. An underlying fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

Short Sales. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

Repurchase Agreements. Repurchase agreements, as utilized by an underlying fund or a portfolio of the Concert Series, could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the ability of an underlying fund or a portfolio to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which an underlying fund or a portfolio seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement.

Reverse Repurchase Agreements. Certain of the underlying funds may engage in reverse repurchase agreement transactions with banks, brokers and other financial institutions. Reverse repurchase agreements involve the risk that the market value of the securities sold by the underlying fund may decline below the repurchase price of the securities.

Lending of Portfolio Securities. The risks in lending portfolio securities, like those associated with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by the adviser to the underlying fund to be of good standing and will not be made unless, in the judgment of the adviser, the consideration to be earned from such loans would justify the risk.

When-Issued Securities and Delayed-Delivery Transactions. The purchase of securities on a when-issued or delayed-delivery basis involves the risk that, as a result of an increase in yields available in the marketplace, the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction.

Leverage. Certain of the underlying funds may borrow from banks, on a secured or unsecured basis, in order to leverage their portfolios. Leverage creates an opportunity for increased returns to shareholders of an underlying fund but, at the same time, creates special risk considerations. For example, leverage may exaggerate changes in the net asset value of a fund's shares and in a fund's yield. Although the principal or stated value of such borrowings will be fixed, the fund's assets may change in value during the time the borrowing is outstanding. Leverage will create interest expenses for the fund that can exceed the income from the assets retained. To the extent the income or other gain derived from securities purchased with borrowed funds exceeds the interest the fund will have to pay in respect thereof, the fund's net income or other gain will be greater than if leverage had not been used. Conversely, if the income or other gain from the incremental assets is not sufficient to cover the cost of leverage, the net income or other gain of the fund will be less than if leverage had not been used. If the amount of income for the incremental securities is insufficient to cover the cost of borrowing, securities might have to be liquidated to obtain required funds. Depending on market or other conditions, such liquidations could be disadvantageous to the underlying fund.

Indexed Securities. Certain of the underlying funds may invest in indexed securities, including inverse floaters, whose value is linked to currencies, interest rates, commodities, indices, or other financial indicators. Indexed securities may be positively or negatively indexed (i.e., their value may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.

Forward Roll Transactions. Forward roll transactions involve the risk that the market value of the securities sold by an underlying fund may decline below the repurchase price of the securities. Forward roll transactions are considered borrowings by a fund. Although investing the proceeds of these borrowings in repurchase agreements or money market instruments may provide an underlying fund with the opportunity for higher income, this leveraging practice will increase a fund's exposure to capital risk and higher current expenses. Any income earned from the securities purchased with the proceeds of these borrowings that exceeds the cost of the borrowings would cause a fund's net asset value per share to increase faster than would otherwise be the case; any decline in the value of the securities purchased would cause a fund's net asset value per share to decrease faster than would otherwise be the case.

Swap Agreements. As one way of managing its exposure to different types of investments, certain of the underlying funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. Swap agreements can be highly volatile and may have a considerable impact on a fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. A fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions.


INVESTMENT RESTRICTIONS

The Concert Series has adopted the following fundamental investment restrictions for the protection of shareholders. Under the 1940 Act, a fundamental policy of a portfolio may not be changed without the vote of a majority, as defined in the 1940 Act, of the outstanding voting securities of the portfolio. Such majority is defined as the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the portfolio are present or represented by proxy, or
(b) more than 50% of the outstanding shares. The percentage limitations contained in the restrictions listed below (other than with respect to (1) below) apply at the time of purchases of securities.

The investment policies adopted by the Concert Series prohibit a portfolio from:

1.	Borrowing money except that (a) the portfolio may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the portfolio may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and
(b), the portfolio will be limited so that no more than 33-1/3% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed), is derived from such transactions.

2.	Making loans.  This restriction does not apply to: (a) the
purchase of debt obligations in which the portfolio may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

3.	Engaging in the business of underwriting securities issued by other persons, except to the extent that the portfolio may technically be deemed to be an underwriter under the Securities
Act of 1933, as amended, in disposing of portfolio securities.

4.	Purchasing or selling real estate, real estate mortgages,
commodities or commodity contracts, but this restriction shall not prevent the portfolio from (a) investing in securities of issuers engaged in the real estate business or business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the portfolio's investment objective and policies); or (d) investing in real estate investment trust securities.

5.	Issuing "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

The portfolios have also adopted certain nonfundamental investment restrictions that may be changed by the portfolios' Board of Directors at any time. Accordingly the portfolios are prohibited from:

1.	Purchasing securities on margin.

2.	Making short sales of securities or maintaining a short position.

3.	Pledging, hypothecating, mortgaging or otherwise encumbering more than 33-1/3% of the value of a portfolio's total assets.

4.	Investing in oil, gas or other mineral exploration or development programs.

5.	Writing or selling puts, calls, straddles, spreads or combinations thereof

6.	Purchasing restricted securities, illiquid securities (such as repurchase agreements with maturities in excess of seven days) or other securities that are not readily marketable.

7.	Purchasing any security if as a result the portfolio would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years (except for underlying funds).

8.	Making investments for the purpose of exercising control or
management.

9.	Purchasing or retaining securities of any company if, to the knowledge of the Concert Series, any officer or Director of the Concert Series or [TIA] individually owns more than 1/2 of 1% of the outstanding securities of such company and together they own beneficially more than 5% of such securities.

Notwithstanding the foregoing investment restrictions, the underlying funds in which the portfolios invest have adopted certain investment restrictions which may be more or less restrictive than those listed above, thereby permitting a portfolio to engage in investment strategies indirectly that are prohibited under the investment restrictions listed above. The investment restrictions of an underlying fund are located in its SAI.

Under Section 12d(l)(G) of the 1940 Act, each portfolio may invest substantially all of its assets in the underlying funds.

Because of their investment objectives and policies, the portfolios will each concentrate more than 25% of their assets in the mutual fund industry. In accordance with the portfolios' investment programs set forth in the prospectus, each of the portfolios may invest more than 25% of its assets in certain underlying funds. However, each of the underlying funds in which each portfolio will invest (other than the Smith Barney Money Funds, Inc. - Cash Portfolio) will not concentrate more than 25% of its total assets in any one industry. The Smith Barney Money Funds, Inc. - Cash Portfolio will invest at least 25% of its assets in obligations issued by banks.


PORTFOLIO TURNOVER

Each portfolio's turnover rate is not expected to exceed 25% annually. Under certain market conditions, a portfolio may experience high portfolio turnover as a result of its investment strategies. A portfolio may purchase or sell securities to: (a) accommodate purchases and sales of its shares, (b) change the percentages of its assets invested in each of the underlying funds in response to market conditions, and (c) maintain or modify the allocation of its assets between equity and fixed income funds and among the underlying funds within the percentage limits described in the prospectus.

The portfolio turnover for the two most recent fiscal years for each portfolio is contained in the following table:


Name of Portfolio


Fiscal Year
Ended 01/31/99

Fiscal Year
Ended 01/31/00

High Growth
Portfolio
19%
0%

Growth Portfolio
10%
0%

Balanced Portfolio
  7%
 0%

Conservative
Portfolio
  3%
1%

Income Portfolio
14%
11%


The turnover rates of the underlying funds have ranged from 8% to 205% during their most recent fiscal years. There can be no assurance that the turnover rates of these funds will remain within this range during subsequent fiscal years. Higher turnover rates may result in higher expenses being incurred by the underlying funds.



PURCHASE OF SHARES

The Concert Series offers it shares of capital stock on a continuous basis. Shares of the Select Portfolios can only be acquired by buying a contract from an insurance company designated by Concert Series and directing the allocation of part or all of the net purchase payment to one or more of five subaccounts (the "Subaccounts"), each of which invests in a Select Portfolio as permitted under the contract prospectus. Investors should read this SAI and the prospectus for the Select Portfolios dated May 30, 2000 along with the contract prospectus.

Sales Charges and Surrender Charges

The Concert Series Select Portfolios do not assess any sales charge, either when it sells or when it redeems shares of a portfolio. Surrender charges may be assessed under the contract, as described in the contract prospectus. Mortality and expense risk fees and other charges are also described in that prospectus.

REDEMPTION OF SHARES

The Concert Series will redeem the shares of the Select Portfolios presented by the subaccounts, its sole shareholders, for redemption. The subaccounts' policy on when or whether to buy or redeem portfolio shares is described in the contract prospectus.

Payment upon redemption of shares of a portfolio is normally made within three days of receipt of such request. The right of redemption of shares of a portfolio may be suspended or the date of payment postponed (a) for any periods during which the New York Stock Exchange, Inc. ("NYSE") is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the portfolio customarily utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of the portfolio's investments or determination of its net asset value not reasonably practicable, or (c) for such other periods as the SEC by order may permit for the protection of the portfolio's shareholders.

Should the redemption of shares of a portfolio be suspended or postponed, the Concert Series' Board of Directors may make a deduction from the value of the assets of the portfolio to cover the cost of future liquidations of assets so as to distribute fairly these costs among all owners of the contract.


TAXES

General. The following is a summary of certain federal income tax considerations that may affect the Concert Series and its shareholders. The discussion relates only to federal income tax law as applicable to U.S. citizens. Distributions by the portfolio also may be subject to state, local and foreign taxes, and their treatment under state, local and foreign income tax laws may differ from the federal income tax treatment. The summary is not intended as a substitute for individual tax advice, and investors are urged to consult their tax advisors as to the tax consequences of an investment in any portfolio of the Concert Series.

Tax Status of the Portfolios

Each portfolio will be treated as a separate taxable entity for federal income tax purposes.

Each portfolio intends to continue to qualify separately each year as a "regulated investment company" under the Code. A qualified portfolio will not be liable for Federal income taxes to the extent that its taxable net investment income and net realized capital gains are distributed to its shareholders, provided that such portfolio distributes at least 90% of the sum of its net investment income and any excess of its net short-term capital gain over its net long-term capital loss.

Each portfolio intends to accrue dividend income for federal income tax purposes in accordance with the rules applicable to regulated investment companies. In some cases, these rules may have the effect of accelerating (in comparison to other recipients of the dividend) the time at which the dividend is taken into account by a portfolio as taxable income.

Each Select Portfolio intends at least annually to declare and make distributions of substantially all of its taxable income and net taxable capital gains to its shareowners (i.e., the Separate Accounts). Such distributions are automatically reinvested in additional shares of the portfolio at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the federal income tax treatment of distributions to the separate accounts and to holders of the contracts.

Distributions of an underlying fund's investment company taxable income are taxable as ordinary income to a portfolio which invests in the fund. Distributions of the excess of an underlying fund's net long-term capital gain over its net short-term capital loss, which are properly designated as "capital gain dividends," are taxable as long-term capital gain to a portfolio which invests in the fund, regardless of how long the portfolio held the fund's shares, and are not eligible for the corporate dividends-received deduction. Upon the sale or other disposition by a portfolio of shares of any underlying fund, the portfolio generally will realize a capital gain or loss which will be long-term or short-term, generally depending upon the portfolio's holding period for the shares.

The Concert Series has undertaken to meet the diversification requirements of
Section 817(h) of the Code. This undertaking may limit the ability of a particular Select Portfolio to make certain otherwise permitted investments.

If, in any taxable year, the fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the fund in computing its taxable income. In addition, in the event of a failure to qualify, the fund's distributions, to the extent derived from the fund's current or accumulated earnings and profits would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If the fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if the fund failed to qualify as a regulated investment company for a period greater than one taxable year, the fund may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) with respect to certain of its assets in order to qualify as a regulated investment company in a subsequent year.

Segregated asset account. The Concert Series has been informed that certain of the life insurance companies offering contracts intend to qualify each of the subaccounts as a "segregated asset account" within the meaning of the Code. For a subaccount to qualify as a segregated asset account, the Select Portfolio in which such subaccount holds shares must meet the diversification requirements of Section 817(h) of the Code and the regulations promulgated thereunder. To meet those requirements, a Select Portfolio generally may not invest more than certain specified percentages of its assets in the securities of any one, two, three or four issuers. For these purposes, all obligations of the United States Treasury and each governmental instrumentality are treated as securities of separate issuers.

Income on assets of a subaccount qualified as a segregated asset account whose underlying investments are adequately diversified will not be taxable to contract owners. However, in the event a subaccount is not so qualified, all annuities allocating any amount of premiums to such subaccount will not qualify as annuities for federal income tax purposes and the holders of such annuities would be taxed on any income on the annuities for any taxable year.

Taxation of the underlying funds. Each underlying fund intends to continue to qualify annually and elect to be treated as a regulated investment company under Subchapter M of the Code. In any year in which an underlying fund qualifies as a regulated investment company and timely distributes all of its taxable income, the underlying fund generally will not pay any federal income or excise tax.

If more than 50% in value of an underlying fund's assets at the close of any taxable year consists of stocks or securities of foreign corporations, that underlying fund may elect to treat certain foreign taxes paid by it as paid by its shareholders. The shareholders would then be required to include their proportionate share of the electing fund's foreign income and related foreign taxes in income even if the shareholder does not receive the amount representing foreign taxes. Shareholders itemizing deductions could then deduct the foreign taxes, or, whether or not deductions are itemized but subject to certain limitations, claim a direct dollar for dollar tax credit against their U.S. federal income tax liability attributable to foreign income. In many cases, a foreign tax credit will be more advantageous than a deduction for foreign taxes. Each of the portfolios may invest in some underlying funds that expect to be eligible to make the above-described election. While a portfolio will be able to deduct the foreign taxes that it will be treated as receiving if the election is made, the portfolio will not itself be able to elect to treat its foreign taxes as paid by its shareholders. Accordingly, the shareholders of the portfolio will not have an option of claiming a foreign tax credit or deduction for foreign taxes paid by the underlying funds, while persons who invest directly in such underlying funds may have that option.

PERFORMANCE

From time to time, the Concert Series may quote a portfolio's yield or total return in advertisements or in reports and other communications to shareholders. The Concert Series may include comparative performance information in advertising or marketing the portfolio's shares. Such performance information may include data from the following industry and financial publications: Barron's, Business Week, CDA Investment Technologies Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal.

Yield

A portfolio's 30-day yield figure described below is calculated according to a formula prescribed by the SEC. The formula can be expressed as follows: YIELD = 2[( [(a-b/(c*d))/1] + 1)6 - 1], where

a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursement) c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the maximum offering price per share on the last day of the period

For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations purchased by the portfolio at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

Investors should recognize that in periods of declining interest rates a portfolio's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the portfolio's yield will tend to be somewhat lower. In addition, when interest rates are failing, the inflow of net new money to the portfolio from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the portfolio's investments, thereby reducing the current yield of the portfolio. In periods of rising interest rates, the opposite can be expected to occur.

Average Annual Total Return

"Average annual total return" figures, as described below, are computed according to a formula prescribed by the SEC. The formula can be expressed as follows: P(I+T)/n = ERV, where:

P	= a hypothetical initial payment of $ 1,000
T	= average annual total return
n	= number of years
ERV	= Ending Redeemable Value of a Hypothetical $ 1,000 investment made at the beginning of a 1-, 5- or 10-year period at the end of the 1-
, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

Each portfolio's average annual total return with respect to its shares for the one-year period and for the life of the portfolio through January 31, 2000 is as follows:


One Year

Since
Inception

Inception
Date

High Growth
18.46%
15.96%
2/5/97

Growth
 9.72%
12.97%
2/5/97

Balanced
  4.69%
  9.07%
2/5/97

Conservative
  2.19%
  7.02%
2/5/97

Income
(0.75)%
  5.66%
2/5/97


Performance of Underlying Funds
The following chart shows the average annual total return (unaudited) for the longest outstanding class of shares for each of the underlying funds in which the portfolios may invest (other than the Cash Portfolio of Smith Barney Money Funds, Inc.) for the most recent one-, five-, and ten-year periods (or since inception if shorter and giving effect to the maximum applicable sales charges) and the 30-day yields for income-oriented funds, in each case for the period ended December 31, 1999.







Average Annual Total Returns
through
December 31, 1999
30-Day
Yield for
period
ended
December
31,
Underlying Fund

Net Assets
of all
Classes as
of
December
31, 1999
($000's)

Inception
Date

Class


One
Year


Five
Years


Ten
Years
1999
Smith Barney Aggressive Growth Fund
Inc.

$2,402,888

10/27/83
A
55.55%
30.35%
19.86%
N/A
Smith Barney Appreciation Fund Inc.

5,612,763

03/10/
70
A
  9.29
20.72
13.98
N/A
Smith Barney Equity Funds:
Smith Barney Large Cap Blend Fund


   560,514


11/06/92

A

10.32

19.07

13.71(+)

N/A
Smith Barney Fundamental Value Fund Inc.

1,974,035

11/12/81
A
24.29
20.49
15.62
N/A
Smith Barney Funds, Inc.:

Large Cap Value Fund
Short-Term High Grade Bond Fund


1,310,636
  104,094


01/01/72
11/11/91

A
A

(5.86)
 0.76

16.33
  5.71

11.29
  5.11(+)

N/A
5.50%
Smith Barney Income Funds:
Smith Barney High Income Fund
Smith Barney Balanced Fund
Smith Barney Premium Total Return Fund
Smith Barney Convertible Fund
Smith Barney Diversified Strategic Income Fund


1,570,593
   888,957
2,549,418
   138,004
2,380,334


09/02/86
03/28/88
09/16/85
09/02/86
12/28/89

B
B
B
B
B

(1.88)
 6.15
 0.63
(7.41)
(4.93)

  8.53
14.67
14.97
  8.00
  7.05

9.14(+)
10.39
13.09
  7.22
  7.68

9.83%
N/A
N/A
3.25%
6.71%
Smith Barney Investment Funds Inc.:
Concert Peachtree Growth Fund
Smith Barney Hansberger Global Value Fund
Smith Barney Hansberger Global Small Cap  Value Fund
Smith Barney Small Cap Growth Fund
Smith Barney Investment Funds Inc.:
Smith Barney Small Cap Value Fund
Smith Barney Government Securities Fund
Smith Barney Investment Grade Bond Fund



447,040
258,850
13,991
72,222
$134,708
636,929
531,506



06/30/95
12/19/97

12/19/97
10/11/99

02/26/99
03/20/84
01/04/82

A
A

A
A

A
B
B

13.90
27.34

(3.69)
N/A

N/A
(9.42)
(13.30)

N/A
N/A

N/A
N/A

N/A
  5.25
  8.53

17.72(+)
  9.04(+)


(9.08)(+)
N/A

2.29%(+)
6.20
8.28

N/A
N/A

N/A
N/A

N/A
5.99%
5.96%
Smith Barney Investment Trust
Smith Barney Large Capitalization Growth Fund
Smith Barney Mid Cap Blend Fund


3,724,161
   760,578


08/29/97
09/01/98

A
A

24.28
23.13

N/A
N/A

35.75(+)
48.96(+)

N/A
N/A
Smith Barney Managed Governments Fund, Inc.

476,822

09/04/84
A
(5.17)
  5.31
6.54
5.90%
Smith Barney Small Cap Blend Fund,
Inc.


343,974

01/23/90
A
15.05
16.83
10.53(+)
N/A
Smith Barney World Funds, Inc.:
International Equity Portfolio
European Portfolio
Pacific Portfolio
Emerging Markets Portfolio
Global Government Bond Portfolio


1,812,722
   100,230

15,380

19,227

121,526


02/18/86
02/07/94
02/07/94
05/12/95
07/22/91

A
A
A
A
A

52.26
26.72
87.72
54.58
(7.65)

15.11
19.41
  4.04
N/A
  6.03

13.13
15.80(+)
  2.02(+)
(0.83)(+)
 6.76(+)

N/A
N/A
N/A
N/A
4.34%

+   inception (less than 10 years)


For the seven-day period ended December 31,1999, the yield for the Class A shares of Cash Portfolio of Smith Barney Money Funds, Inc. was 5.18% and the effective yield was 5.32%.

The performance data relating to the underlying funds set forth above is not, and should not be viewed as, indicative of the future performance of either the underlying funds or the Concert Series. The performance reflects the impact of sales charges and other distribution related expenses that will not be incurred by the Class Y shares of underlying funds in which the portfolios invest.


The portfolios will invest only in Class Y shares of the underlying funds and, accordingly, will not pay any sales load or 12b-I service or distribution fees in connection with their investments in shares of the underlying funds. The portfolios, however, will indirectly bear their pro rata share of the fees and expenses incurred by the underlying funds that are applicable to Class Y shareholders. The investment returns of each portfolio, therefore, will be net of the expense of the underlying funds in which it is invested. The following chart shows the expense ratios applicable to Class Y shareholders of each underlying fund held by a portfolio, based on operating expenses for its most recent fiscal year:

Underlying Fund
Expense Ratio
Smith Barney Aggressive Growth Fund Inc.
0.82%
Smith Barney Appreciation Fund Inc.
0.57
Smith Barney Equity Funds:

Smith Barney Large Cap Blend Fund
0.69
Smith Barney Fundamental Value Fund Inc.
0.82
Smith Barney Funds, Inc.:

Large Cap Value Fund
0.58
Short-Term High Grade Bond Fund
0.53
Smith Barney Income Funds:

Smith Barney High Income Fund
0.72
Smith Barney Balanced Fund
0.67
Smith Barney Premium Total Return Fund
0.77
Smith Barney Convertible Fund
0.83
Smith Barney Diversified Strategic Income Fund
0.67
Smith Barney Investment Funds Inc.:

Concert Peachtree Growth Fund
1.00
Smith Barney Hansberger Global Value Fund
1.10
Smith Barney Hansberger Global Small Cap Value
Fund
1.23
Smith Barney SmallCap Growth Fund*
1.00
Smith Barney Small Cap Value Fund*
1.07
Smith Barney Government Securities Fund
0.59
Smith Barney Investment Grade Bond Fund
0.68
Smith Barney Investment Trust

Smith Barney Large Capitalization Growth Fund
0.78
Smith Barney Mid Cap Blend Fund*
0.82
Smith Barney Managed Governments Fund Inc.
0.70
Smith Barney Money Funds, Inc.
      Cash Portfolio

0.42
Smith Barney Small Cap Blend Fund, Inc.

Smith Barney World Funds, Inc.:
0.92
International Equity Portfolio
1.26
European Portfolio*
3.14
Pacific Portfolio*
2.32
Emerging Markets Portfolio
0.91
Global Government Bond Portfolio
0.91

*Operating expenses of Class Y shares for Smith Barney Investment Funds Inc.- Smith Barney Small Cap Growth Fund and Smith Barney Small Cap Value Fund, and Smith Barney World Funds, Inc.-European Portfolio and Pacific Portfolio are estimated because no Class Y shares were outstanding during each Fund's most recent fiscal year.

Based on a weighted average of the Class Y expense ratios of the underlying funds in which a particular portfolio is expected to invest during the current fiscal year, the approximate expense ratios are expected to be as follows:
High Growth Portfolio, 1.20%; Growth Portfolio, 1.13%;Balanced Portfolio 1.03%; Conservative Portfolio 1.07%; and Income Portfolio 1.02%. The expense ratios may be higher or lower depending on the allocation of the underlying funds within a portfolio.

VALUATION OF SHARES

The net asset value of each portfolio's shares will be determined on any day that the NYSE is open. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. The following is a description of the procedures used by each portfolio in valuing its assets.

The value of each underlying fund will be its net asset value at the time of computation. Short-term investments that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity. Short-term investments that have a maturity of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Concert Series' Board of Directors. Amortized cost involves valuing an instrument at its original cost to the portfolio and thereafter assuming a constant amortization to maturity of any discount or premium regardless of the effect of fluctuating interest rates on the market value of the instrument.

INVESTMENT MANAGEMENT AND OTHER SERVICES
Investment Manager
TIA acts as investment manager to the portfolios pursuant to a separate asset allocation and administration agreement for each portfolio (an "Asset Allocation and Administration Agreement"). TIA is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings") and Holdings is a wholly owned subsidiary of Citigroup.

Pursuant to each Asset Allocation and Administration Agreement, TIA will determine how each portfolio's assets will be invested in the underlying funds and in repurchase agreements pursuant to the investment objectives and policies of each portfolio set forth in the prospectus and make recommendations to the Board of Directors concerning changes to (a) the underlying funds in which the portfolios may invest, (b) the percentage range of assets that may be invested by each portfolio in any one underlying fund and (c) the percentage range of assets of any portfolio that may be invested in equity funds and fixed income funds (including money market funds). In addition to such services, TIA pays the salaries of all officers and employees who are employed by both it and the Concert Series, maintains office facilities for the Concert Series, furnishes the Concert Series with statistical and research data, clerical help and accounting, data processing, bookkeeping, internal auditing and legal services and certain other services required by the Concert Series and each portfolio, prepares reports to each portfolio's shareholders and prepares tax returns, reports to and filings with the SEC and state Blue Sky authorities. TIA provides investment advisory and management services to investment companies affiliated with Salomon Smith Barney.

The management fee for each portfolio is calculated at the annual rate of 0.35% of that portfolio's average daily net assets. Under each portfolio's Asset Allocation and Administration Agreement, TIA has agreed to bear all expenses incurred in the operation of each portfolio other than the management fee and extraordinary expenses. Such expenses include taxes, interest, brokerage fees and commissions, if any; fees of Directors who are not officers, directors, shareholders or employees of Salomon Smith Barney or TIA; SEC fees and state Blue Sky qualification fees; charges of custodians; transfer and dividend disbursing agent's fees; certain insurance premiums; outside auditing and legal expenses; costs of maintenance of corporate existence; investor services (including allocated telephone and personnel expenses); and costs of preparation and printing of the prospectus for regulatory purposes and for distribution to existing shareholders; cost of shareholders' reports and shareholder meetings and meetings of the officers or Board of Directors of the Concert Series.

For the fiscal years ended January 31, 2000, January 31, 1999 and the fiscal period ended January 31, 1998, the management fees for each portfolio were as follows:

Portfolio
2000
1999
1998
Select High Growth
$376,639
$164,464
$37,387
Select Growth
  650,124
  280,011
58,327
Select Balanced
  596,867
  289,300
62,481
Select Conservative
  177,812

76,957
13,941
Select Income
    81,355

36,506
5,866

Decisions to buy and sell shares of the underlying funds for the portfolios are made by TIA, subject to the overall supervision and review of the portfolios' Board of Directors.

Each portfolio, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any investment management fees and other expenses paid by the underlying funds. The effective management fee of each of the underlying funds in which the portfolios may invest is set forth below as a percentage rate of the fund's average net assets:



Underlying Fund

Management
Fees
Smith Barney Aggressive Growth Fund Inc.
0.80%
Smith Barney Appreciation Fund Inc.
0.56
Smith Barney Equity Funds:

Smith Barney Large Cap Blend Fund
0.65
Smith Barney Fundamental Value Fund Inc.
0.75
Smith Barney Funds, Inc.:

Large Cap Value Fund
0.55
Short-Term High Grade Bond Fund
0.45
Smith Barney Income Funds:

Smith Barney High Income Fund
0.70
Smith Barney Balanced Fund
0.65
Smith Barney Premium Total Return Fund
0.75
Smith Barney Convertible Fund
0.70
Smith Barney Diversified Strategic Income
Fund
0.65
Smith Barney Investment Funds Inc.:

Concert Peachtree Growth Fund
0.99
Smith Barney Hansberger Global Value Fund
0.95
Smith Barney Hansberger Global Small Cap
Value Fund
1.05
Smith Barney Small Cap Growth Fund
0.75
Smith Barney Small Cap Value Fund
0.75
Smith Barney Government Securities Fund
0.55
Smith Barney Investment Grade Bond Fund
0.65
Smith Barney Investment Trust:

Smith Barney Large Capitalization Growth
Fund
0.75
Smith Barney Mid Cap Blend Fund
0.75
Smith Barney Managed Governments Fund Inc.
0.65
Smith Barney Money Funds, Inc.
       Cash Portfolio

0.38
Smith Barney Small Cap Blend Fund, Inc.
0.75
Smith Barney World Funds, Inc.:

International Equity Portfolio
0.85
European Portfolio
0.85
Pacific Portfolio
0.85
Emerging Markets Portfolio
1.00
Global Government Bond Portfolio
0.75



Code of Ethics

Pursuant to Rule 17j-1 of the 1940 Act, the fund, its investment advisers and principal underwriter have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the fund. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility. A copy of the fund's Code of Ethics is on file with the SEC.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

Portfolio history. The Concert Series, an open-end, non-diversified investment company, was incorporated in Maryland on August 11, 1995. The Concert Series commenced operations on February 5, 1996 under the name Smith Barney Concert Series Inc. The Select Portfolios of Concert Series commenced operations on February 5, 1997. On February 24, 1997, the Concert Series changed its name to Smith Barney Concert Allocation Series Inc. The Concert Series has authorized capital of 6,100,000,000 shares with a par value of $.001 per share. The Board of Directors has authorized the issuance of eleven series of shares, each representing shares in one of eleven separate portfolios and may authorize the issuance of additional series of shares in the future.

Custodian. Portfolio securities and cash owned by the Concert Series are held in the custody of PNC Bank, National Association, 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103.

Auditors. KPMG LLP, 757 Third Avenue, New York, New York 10017, has been selected as independent auditors for the Concert Series for its fiscal year ending January 31, 2001 to examine and report on the Concert Series' financial statements and highlights.

Transfer Agent. Citi Fiduciary Trust Company, located at 388 Greenwich Street, New York, New York 10013, serves as the fund's transfer and dividend-paying agent. Under the transfer agency agreement, the transfer agent maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund, distributes dividends and distributions payable by the fund and produces statements with respect to account activity for the fund and its shareholders. For these services, the transfer agent receives fees from the fund computed on the basis of the number of shareholder accounts that the transfer agent maintains for the fund during the month and is reimbursed for out-of-pocket expenses.

Sub-Transfer Agent. PFPC Global Fund Services, located at P.O. Box 9699, Providence, RI 02940-9699, serves as the fund's sub-transfer agent. Under the transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund and distributes dividends and distributions payable by the fund. For these services, the sub-transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the fund during the month, and is reimbursed for out-of-pocket expenses.

Minimum Account Size. The Concert Series reserves the right to involuntarily liquidate any shareholder's account in a portfolio if the aggregate net asset value of the shares held in that portfolio account is less than $500. (If a shareholder has more than one account in a portfolio, each account must satisfy the minimum account size.) The Concert Series, however, will not redeem shares based solely on market reductions in net asset value. Before the Concert Series exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

Voting. The Concert Series offers shares of the Select High Growth, Select Growth, Select Balanced, Select Conservative and Select Income Portfolios only for purchase by insurance company separate accounts. Thus, the insurance company is technically the shareholder of these portfolios, and under the 1940 Act, is deemed to be in control of these portfolios. Nevertheless, with respect to any Concert Series shareholder meeting, an insurance company will solicit and accept timely voting instructions from its contract owners who own units in a separate account investment division which corresponds to shares in the Select Portfolios in accordance with the procedures set forth in the accompanying prospectus of the applicable contract issued by the insurance company and to the extent required by law. Shares of the Concert Series attributable to contract owner interests for which no voting instructions are received will be voted by an insurance company in proportion to the shares for which voting instructions are received.

Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share of the same portfolio and is entitled to such dividends and distributions out of the net income of that portfolio as are declared in the discretion of the Directors. Shareowners are entitled to one vote for each share held and will vote by individual portfolio except to the extent required by the 1940 Act. The Concert Series is not required to hold annual shareowner meetings, although special meetings may be called for Concert Series as a whole, or a specific portfolio, for purposes such as electing or removing Directors, changing fundamental policies or approving a management contract. Shareowners may cause a meeting of shareowners to be held upon a vote of 10% of the portfolio's outstanding shares for the purposes of voting on the removal of Directors.

As used in the prospectus and this SAI, a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Concert Series (or the affected portfolio ) or (b) 67% or more of such shares present at a meeting if more than 50% of the outstanding shares of the Concert Series (or the affected portfolio) are represented at the meeting in person or by proxy. A portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. The approval of a management agreement, a distribution agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a "vote of a majority of the outstanding voting securities" of the portfolio affected by the matter; however, the ratification of independent accountants and the election of directors are not subject to separate voting requirements and may be effectively acted upon by a vote of the holders of a majority of all Concert Series shares voting without regard to portfolio.

In the event of the liquidation or dissolution of the Concert Series, shareholders of a portfolio are entitled to receive the assets belonging to that portfolio that are available for distribution and a proportionate distribution, based upon the relative net assets of the respective portfolios, of any general assets not belonging to any particular portfolio that are available for distribution.

As of May 12, 2000, to the knowledge of the fund and the Board of Directors, no single shareholder or "group" (as that term is used in Section 13(d) of the Securities Act of 1934) beneficially owned more than 5% of the outstanding shares of the fund with the exception of the following:




Portfolio
Shareholder
Name
And Address
Number of
Shares
Percen
t
Select High
Growth










The Travelers
Ins. Co.
Attn: Roger
Ferland
One Tower
Square
Hartford, CT
06183

Equitable Life
of Iowa
Prime Elite
Attn: Gina Keck
M51
604 Locust
Street
Des Moines, IA
50306

3,721,326.643*




3,311,303.474*
52.91%




47.08%




Select Growth




The Travelers
Ins. Co.
Attn: Roger
Ferland
One Tower
Square
Hartford, CT
06183

Equitable Life
of Iowa
Prime Elite
Attn: Gina Keck
M51
604 Locust
Street
Des Moines, IA
50306

7,387,311.104*




5,382,632.139*
57.85%




42.15%






Portfolio
Shareholder
Name
And Address
Number of
Shares
Percen
t
Select Balanced




The Travelers
Ins. Co.
Attn: Roger
Ferland
One Tower
Square
Hartford, CT
06183

Equitable Life
of Iowa
Prime Elite
Attn: Gina Keck
M51
604 Locust
Street
Des Moines, IA
50306

7,626,793.818*




5,308,951.417*
58.95%




41.04%




Select Income




The Travelers
Ins. Co.
Attn: Roger
Ferland
One Tower
Square
Hartford, CT
06183

Equitable Life
of Iowa
Prime Elite
Attn: Gina Keck
M51
604 Locust
Street
Des Moines, IA
50306

1,354,410.659*




637,335.175*
68.00%




31.99%




Select
Conservative




The Travelers
Ins. Co.
Attn: Roger
Ferland
One Tower
Square
Hartford, CT
06183

Equitable Life
of Iowa
Prime Elite
Attn: Gina Keck
M51
604 Locust
Street
Des Moines, IA
50306

2,620,564.443*




1,478,790.698*
63.92%




36.07%






FINANCIAL STATEMENTS

The Concert Series' Annual Report for the fiscal year ended January 31, 2000 is incorporated herein by reference in its entirety. It was filed with the Securities and Exchange Commission on April 4, 2000 (Accession Number 950130-00-1864). A copy of the report is furnished with this Statement of Additional Information.


APPENDIX - RATINGS OF DEBT OBLIGATIONS

BOND (AND NOTE) RATINGS

Moody's Investors Services, Inc.

Aaa - Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities.

A - Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa - Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest

Ca - Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated "C" are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Con (..)- Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Note:	The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


Standard & Poor's Ratings Group

AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poors Ratings Group. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C - Debt rated "BB", "B", "CCC", "CC" and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the term of the obligation. "BB" indicates the lowest degree of speculation and 'C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

L - The letter "L" indicates that the rating pertains to the principal amount of those bonds where the underlying deposit collateral is fully insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp.

+ Continuance of the rating is contingent upon Standard & Poor's Ratings Group's receipt of closing documentation confirming investments and cash flow.

* Continuance of the rating is contingent upon Standard & Poor's Rating Group's receipt of an executed copy of the escrow agreement.

NR Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

Issuers rated "Prime- I" (or related supporting institutions) have a superior capacity for repayment of short- term promissory obligations. Prime-1 repayment will normally be evidenced by the following characteristics: leading market positions in well-established industries- high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated "Prime-2" (or related supporting institutions) have strong capacity for repayment of short- term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's Ratings Group

A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics will be noted with a plus (+) sign designation.

A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.





PART C

	Information required to be included in Part C is set forth after the appropriate item, so numbered, in Part C of this Registration Statement.

OTHER INFORMATION

Item 23. Exhibits

	(a)(1) Articles of Incorporation of the Registrant is incorporated by reference to Registrant's Registration Statement Pre-Effective Amendment No. 1 on Form N-1A as filed on January 23, 1996 (the "Registration Statement").

	(a)(2) Articles Supplementary to the Articles of Incorporation of the Registrant dated October 28, 1996 is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement as filed on October 31, 1996 ("Post-Effective Amendment No. 4").

	(a)(3) Articles Supplementary to the Articles of Incorporation of the Registrant dated June 2, 1998 is incorporated by reference to Post-
Effective Amendment No. 16 to the Registration Statement as filed on June 1, 1999 ("Post-Effective Amendment No. 16").

	(a)(4) Articles of Amendment to the Articles of Incorporation of the Registrant dated June 4, 1998 is incorporated by reference to Post-Effective Amendment No. 16.

	(b)	Restated By-Laws of the Registrant is incorporated by reference to the Registration Statement.

	(c)(1) Registrant's form of stock certificates for Class A, B, C and Y shares of the High Growth Portfolio is incorporated by reference to the Registration Statement.

	(c)(2) Registrant's form of stock certificates for Class A, B, C and Y shares of the Growth Portfolio is incorporated by reference to the Registration Statement.

	(c)(3) Registrant's form of stock certificates for Class A, B, C and Y shares of the Balanced Portfolio is incorporated by reference to the Registration Statement.

	(c)(4) Registrant's form of stock certificates for Class A, B, C and Y shares of the Conservative Portfolio is incorporated by reference to the Registration Statement.

	(c)(5)Registrant's form of stock certificates for Class A, B, C and Y shares of the Income Portfolios incorporated by reference to the Registration Statement.

	(c)(6) Registrant's form of stock certificate for shares of the Smith Barney Concert Series - Select High Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement as filed August 13, 1996 ("Post-Effective Amendment No. 3").

	(c)(7) Registrant's form of stock certificate for shares of the Smith Barney Concert Series - Select Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 3.

	(c)(8) Registrant's form of stock certificate for shares of the Smith Barney Concert Series - Select Balanced Portfolio is incorporated by reference to Post-Effective Amendment No. 3.

	(c)(9)Registrant's form of stock certificate for shares of the Smith Barney Concert Series - Select Conservative Portfolio is incorporated by reference to Post-Effective Amendment No. 3.

	(c)(10)Registrant's form of stock certificate for shares of the Smith Barney Concert Series - Select Income Portfolio is incorporated by reference to Post-Effective Amendment No. 3.

	(c)(11)Registrant's form of stock certificate for Class Z shares of the High Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 5.

	(c)(12)Registrant's form of stock certificate for Class Z shares of the Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 5.

	(c)(13) Registrant's form of stock certificate for Class Z shares of the Balanced Portolio is incorporated by reference to Post-Effective Amendment No. 5.

	(c)(14) Registrant's form of stock certificate for Class Z shares of the Conservative Portfolio is incorporated by reference to Post-Effective
Amendment No. 5.


	(c)(15) Registrant's form of stock certificate for Class Z shares of the Income Portfolio is incorporated by reference to Post-Effective Amendment No.
5.


	(c)(16) Registrant's form of stock certificate for Class A, B, C and Y shares of the Global Portfolio will be filed by amendment.

	(d)(1) Form of Asset Allocation and Administration Agreement between the Registrant and Smith Barney Mutual Funds Management Inc. is incorporated by reference to the Registration Statement for each of the following:

	(i)	High Growth Portfolio

	(ii)	Growth Portfolio

	(iii)	Balanced Portfolio

	(iv)	Conservative Portfolio

	(v)	Income Portfolio

	(vi)	Global Portfolio


	(d)(2) Form of Asset Allocation and Administration Agreement between the Registrant and Travelers Investment Adviser, Inc. is incorporated by reference to Post-Effective Amendment No. 4 for each of the following:


	(i)	Select High Growth Portfolio

	(ii)	Select Growth Portfolio

	(iii)	Select Balanced Portfolio

	(iv)	Select Conservative Portfolio

	(v)	Select Income Portfolio

	(e)(1) Form of the Distribution Agreement between the Registrant and Smith Barney Inc. is incorporated by reference to the Registration Statement.

	(e)(2) Form of the Distribution Agreement between the Registrant and PFS Distributors, Inc. is incorporated by reference to the Registration Statement.

	(e)(3) Form of Participation Agreement between the Registrant and Travelers Fund BD for Variable Annuities and Travelers Fund BD II for Variable Annuities is incorporated by reference to Post-Effective Amendment No. 4.

	(e)(4) Form of Distribution Agreement between Registrant and CFBDS, Inc. is incorporated by reference to Post-Effective Amendment No. 16.

	(e)(5) Form of Selling Group Agreement is incorporated by reference to Post-Effective Amendment No. 16.

	(f)	Inapplicable.

	(g)	Form of Custodian Agreement between the Registrant and PNC Bank,
National Association is incorporated by reference to the Registration
Statement.

	(h)(1) Form of Transfer Agency and Service Agreement between the Registrant and The Shareholder Services Group, Inc. is incorporated by reference to the Registration Statement.

	(h)(2) Form of Sub-Transfer Agency Agreement between the Registrant and PFS Shareholders Services is incorporated by reference to the Registration Statement.

	(i)	Opinion and Consent of Willkie Farr & Gallagher as to legality of the series of shares being registered is incorporated by reference to the Registration Statement and Post-Effective
Amendment No. 4.


	(j)	Consent of Independent Public Accountants is filed herewith.

	(k)	Inapplicable.

	(l)	Form of Purchase  Agreement  between the  Registrant  and the
Purchaser of the initial shares is incorporated by reference to the Registration Statement.

	(m)(1) Form of Service and Distribution Plan pursuant to Rule 12b-1 is incorporated by reference to the Registration Statement.

	(m)(2) Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 is incorporated by reference to Post-Effective Amendment No. 16.

	(n)	Financial Data Schedules is filed herewith.

	(o)(1) Form of Multiple Class Plan pursuant to Rule 18f-3(d) of the Investment Company Act of 1940 is incorporated by reference to the Registration Statement.

	(o)(2) Form of Amended Multiple Class Plan pursuant to Rule 18f-3(d) of the Investment Company Act of 1940 is incorporated by reference to Post-Effective Amendment No. 16.

(p)Code of Ethics - North America is filed herewith


Item 24.	Persons Controlled by or Under Common Control with Registrant.

			None.

Item 25. Indemnification.	The response to this item is incorporated by
reference to the Registrant Statement filed with the SEC on January 23, 1996.

Item 26.
	Business or Other Connections of Investment Advisers.

(a)	Investment Adviser-SSB Citi Fund Management LLC
(successor to SSBC Fund Management Inc.) ("SSB Citi")
(formerly known as Mutual Management Corp.)

SSB Citi was incorporated in December 1968 under the laws of the State of Delaware and converted to a Delaware limited liability company in 1999. SSB Citi is a wholly owned subsidiary of Salomon Smith Barney
Holdings Inc., formerly known as Smith Barney Holdings
Inc., which in turn is a wholly owned subsidiary of Citigroup Inc. ("Citigroup"). SSB Citi is registered as an investment adviser under the Investment Advisers
Act of 1940 (the "1940 Act").

The list required by this Item 26 of officers and directors of SSB Citi together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form
ADV filed by SSB Citi pursuant to the Investment
Advisers Act of 1940 Act (the "Advisers Act") (SEC
File No. 801-8314).

(b)Travelers Investment Adviser, Inc. ("TIA") was incorporated in June 1996 under the laws of the State of Delaware. TIA is a wholly owned subsidiary of The Plaza Corporation which, in turn, is an indirect wholly owned subsidiary of Citigroup. TIA is registered as an investment adviser under the Advisers Act.

The list required by this Item 26 of officers and directors of TIA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of the Form ADV filed by TIA pursuant to the Advisers Act (SEC File No. 801-52365).


Item 27.	Principal Underwriters.
(a) CFBDS, Inc., ("CFBDS") the Registrant's
Distributor, is also the distributor for the following Smith Barney funds: Concert Investment
Series, Consulting Group Capital Markets Funds,
Greenwich Street Series Fund,
Smith Barney Adjustable Rate Government Income Fund,
Smith Barney Aggressive Growth Fund Inc., Smith Barney
Appreciation Fund Inc., Smith Barney Arizona
Municipals Fund Inc., Smith Barney California
Municipals Fund Inc., Smith Barney Equity
Funds, Smith Barney Fundamental Value Fund Inc.,
Smith Barney Funds, Inc., Smith Barney Income
Funds, Smith Barney Institutional Cash
Management Fund, Inc., Smith Barney Investment
Funds Inc., Smith Barney Investment Trust, Smith
Barney Managed Governments Fund Inc., Smith
Barney Managed Municipals Fund Inc., Smith
Barney Massachusetts Municipals Fund, Smith
Barney Money Funds, Inc., Smith Barney Muni
Funds, Smith Barney Municipal Money Market Fund,
Inc., Smith Barney New Jersey Municipals Fund
Inc., Smith Barney Oregon Municipals Fund Inc.,
Smith Barney Principal Return Fund, Smith Barney
Sector Series Inc., Smith Barney Small Cap Blend
Fund, Inc., Smith Barney Telecommunications
Trust, Smith Barney Variable Account Funds,
Smith Barney World Funds, Inc., Travelers Series
Fund Inc., and various series of unit investment trusts.

CFBDS also serves as the distributor for the following funds: The Travelers Fund UL for Variable
Annuities, The Travelers Fund VA for Variable
Annuities, The Travelers Fund BD for Variable
Annuities, The Travelers Fund BD II for Variable
Annuities, The Travelers Fund BD III for Variable
Annuities, The Travelers Fund BD IV for Variable
Annuities, The Travelers Fund ABD for Variable
Annuities, The Travelers Fund ABD II for Variable
Annuities, The Travelers Separate Account PF for
Variable Annuities, The Travelers Separate Account
PF II for Variable Annuities, The Travelers
Separate Account QP for Variable Annuities, The
Travelers Separate Account TM for Variable
Annuities, The Travelers Separate Account TM II for
Variable Annuities, The Travelers Separate Account
Five for Variable Annuities, The Travelers Separate
Account Six for Variable Annuities, The Travelers
Separate Account Seven for Variable Annuities, The
Travelers Separate Account Eight for Variable
Annuities, The Travelers Fund UL for Variable
Annuities, The Travelers Fund UL II for Variable
Annuities, The Travelers Variable Life Insurance
Separate Account One, The Travelers Variable Life
Insurance Separate Account Two, The Travelers
Variable Life Insurance Separate Account Three, The
Travelers Variable Life Insurance Separate Account
Four, The Travelers Separate Account MGA, The
Travelers Separate Account MGA II, The Travelers
Growth and Income Stock Account for Variable
Annuities, The Travelers Quality Bond Account for
Variable Annuities, The Travelers Money Market
Account for Variable Annuities, The Travelers Timed
Growth and Income Stock Account for Variable
Annuities, The Travelers Timed Short-Term Bond
Account for Variable Annuities, The Travelers Timed
Aggressive Stock Account for Variable Annuities,
The Travelers Timed Bond Account for Variable
Annuities.

In addition, CFBDS, the Registrant's Distributor, is also the distributor for CitiFunds Multi-State
Tax Free Trust, CitiFunds Premium Trust, CitiFunds
Institutional Trust, CitiFunds Tax Free Reserves,
CitiFunds Trust I, CitiFunds Trust II, CitiFunds
Trust III, CitiFunds International Trust, CitiFunds
Fixed Income Trust, CitiSelect VIP Folio 200,
CitiSelect VIP Folio 300, CitiSelect VIP Folio 400,
CitiSelect VIP Folio 500, CitiFunds Small Cap
Growth VIP Portfolio. CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap
Value Portfolio, International Portfolio, Foreign
Bond Portfolio, Intermediate Income Portfolio,
Short-Term Portfolio, Growth & Income Portfolio,
U.S. Fixed Income Portfolio, Large Cap Growth
Portfolio, Small Cap Growth Portfolio,
International Equity Portfolio, Balanced Portfolio,
Government Income Portfolio, Tax Free Reserves
Portfolio, Cash Reserves Portfolio and U.S.
Treasury Reserves Portfolio.

In addition, CFBDS is also the distributor for the following Salomon Brothers funds: Salomon Brothers
Opportunity Fund Inc., Salomon Brothers Investors
Fund Inc., Salomon Brothers Capital Fund Inc.,
Salomon Brothers Series Funds Inc., Salomon
Brothers Institutional Series Funds Inc., Salomon
Brothers Variable Series Funds Inc.,SSB Citi Funds Inc.

In addition, CFBDS is also the distributor for the Centurion Funds, Inc.

(b)	The information required by this Item 27 with
respect to each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

(c)	Not applicable.



Item 28.	 Location of Accounts and Records.

	Certain accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended (the
"Investment Company Act"), and the Rules promulgated thereunder are maintained by Salomon Smith Barney Inc., 388 Greenwich Street, New York, New York 10013.

(1)	SSB Citi Fund Management LLC
	388 Greenwich Street
	New York, New York  10013
	(Records relating to its function as Investment
Adviser and Administrator)

(2)	Travelers Investment Adviser, Inc.
	388 Greenwich Street
	New York, New York  10013
	(Records relating to its function as Investment
Adviser)


(3) CFBDS, Inc.
21 Milk Street, 5th Floor
	Boston, MA   02109
	(Records relating to its function as Distributor)

(4)	PNC Bank, National Association
17th and Chestnut Streets
	Philadelphia, PA 19103
	(Records relating to its function as Custodian)

(5) Citi Fiduciary Trust Company
388 Greenwich Street
New York, New York 10013
(Records relating to its function as Transfer Agent and Dividend Paying Agent)

(6)	PFPC Global Fund Services
	P. O. Box 9699
	Providence, RI 02940-9699
	(Records relating to its function as Sub-Transfer
Agent)

(7) PFS Shareholder Services
3100 Breckinridge Blvd., Bldg. 200
Duluth, Georgia 30099
	(Records relating to its function as Sub-Transfer
Agent)

Item 29.	 Management Services.

		Inapplicable.

Item 30.	Undertakings.

		Inapplicable

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)under the 1933 Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York and State of New York on the 26th day of May 2000.


						By:/s/ Heath B. McLendon									Heath B. McLendon
                       Chairman of the Board of Directors


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures		Title					Date


/s/ Heath B. McLendon	Director, and
(Heath B. McLendon)	Chief Executive Officer        5/26/00

Signature

Title
Date

/s/ Heath B. McLendon		Director; Chairman       5/26/00
Heath B. McLendon			of the Board


/s/ Lewis E. Daidone		Senior Vice President;   5/26/00
Lewis E. Daidone			Treasurer
		(Principal
Accounting Officer)

/s/ Walter E. Auch*		Director			 5/26/00
Walter E. Auch

/s/ Martin Brody*			Director			 5/26/00
Martin Brody


/s/ H. John Ellis*		Director			 5/26/00
H. John Ellis

/s/ Stephen E. Kaufman*		Director			 5/26/00
Stephen E. Kaufman


/s/ Armon E. Kamesar*		Director			 5/26/00
Armon E. Kamesar



* Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated January 23, 1996.

/s/ Heath B. McLendon
Heath B. McLendon